UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock ACWI ex-US Index Fund

BlackRock Bond Index Fund

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

Master Investment Portfolio

Active Stock Master Portfolio

ACWI ex-US Index Master Portfolio

Bond Index Master Portfolio

CoreAlpha Bond Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Government Money Market Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Russell 1000® Index Master Portfolio

S&P 500 Stock Master Portfolio

Treasury Money Market Master Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III

and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock ACWI ex US Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex US Index Master Portfolio of Master Investment Portfolio	$13,056,575
Total Investments (Cost — $4,941,521) — 100.2%	13,056,575
Liabilities in Excess of Other Assets — (0.2)%	(24,058)

Net Assets — 100.0%	$13,032,517

BlackRock ACWI ex US Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex US Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $13,056,575 and 1.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	1

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$120,244,916
Total Investments (Cost — $115,633,811) — 100.0%	120,244,916
Liabilities in Excess of Other Assets — (0.0)%	(29,193)

Net Assets — 100.0%	$120,215,723

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $120,244,916 and 14.4%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

2	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$41,565,569,184
Total Investments (Cost — $41,565,569,184) — 100.0%	41,565,569,184
Liabilities in Excess of Other Assets — (0.0)%	(2,629,326)

Net Assets — 100.0%	$41,562,939,858

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $41,565,569,184 and 98.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	3

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$12,473,598,317
Total Investments (Cost — $12,473,598,317) — 100.0%	12,473,598,317
Liabilities in Excess of Other Assets — (0.0)%	(1,264,648)

Net Assets — 100.0%	$12,472,333,669

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $12,473,598,317 and 86.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

4	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Government Money Market Master Portfolio of Master Investment Portfolio	$7,854,468
Total Investments (Cost — $7,854,468) — 100.2%	7,854,468
Liabilities in Excess of Other Assets — (0.2)%	(12,148)

Net Assets — 100.0%	$7,842,320

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $7,854,468 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	5

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$1,751,499,754
Total Investments (Cost — $1,751,499,754) — 100.0%	1,751,499,754
Liabilities in Excess of Other Assets — (0.0)%	(8,856)

Net Assets — 100.0%	$1,751,490,898

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,751,499,754 and 60.1%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

6	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Core Alpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Core Alpha Bond Master Portfolio of Master Investment Portfolio	$82,675,263
Total Investments (Cost — $83,220,002) — 100.1%	82,675,263
Liabilities in Excess of Other Assets — (0.1)%	(51,830)

Net Assets — 100.0%	$82,623,433

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $82,675,263 and 2.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	7

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$526,413,598
Total Investments (Cost — $447,346,409) — 100.1%	526,413,598
Liabilities in Excess of Other Assets — (0.1)%	(302,619)

Net Assets — 100.0%	$526,110,979

LifePath Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $526,413,598 and 33.6%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

8	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,119,635,262
Total Investments (Cost — $903,572,840) — 100.1%	1,119,635,262
Liabilities in Excess of Other Assets — (0.1)%	(601,459)

Net Assets — 100.0%	$1,119,033,803

LifePath 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,119,635,262 and 40.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	9

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$50,953,326
Total Investments (Cost — $46,932,804) — 100.1%	50,953,326
Liabilities in Excess of Other Assets — (0.1)%	(35,223)

Net Assets — 100.0%	$50,918,103

LifePath 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $50,953,326 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

10	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$1,040,537,604
Total Investments (Cost — $849,459,445) — 100.0%	1,040,537,604
Liabilities in Excess of Other Assets — (0.0)%	(510,258)

Net Assets — 100.0%	$1,040,027,346

LifePath 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,040,537,604 and 41.2%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	11

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$40,342,766
Total Investments (Cost — $36,520,640) — 100.1%	40,342,766
Liabilities in Excess of Other Assets — (0.1)%	(20,937)

Net Assets — 100.0%	$40,321,829

LifePath 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $40,342,766 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

12	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$871,472,141
Total Investments (Cost — $672,223,255) — 100.1%	871,472,141
Liabilities in Excess of Other Assets — (0.1)%	(445,398)

Net Assets — 100.0%	$871,026,743

LifePath 2040 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $871,472,141 and 44.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	13

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$22,200,107
Total Investments (Cost — $19,928,397) — 100.1%	22,200,107
Liabilities in Excess of Other Assets — (0.1)%	(11,706)

Net Assets — 100.0%	$22,188,401

LifePath 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $22,200,107 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

14	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$214,517,327
Total Investments (Cost — $183,802,279) — 100.1%	214,517,327
Liabilities in Excess of Other Assets — (0.1)%	(124,106)

Net Assets — 100.0%	$214,393,221

LifePath 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $214,517,327 and 57.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	15

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$7,440,747
Total Investments (Cost — $6,656,525) — 100.0%	7,440,747
Liabilities in Excess of Other Assets — (0.0)%	(1,913)

Net Assets — 100.0%	$7,438,834

LifePath 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $7,440,747 and 99.8%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

16	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index Retirement Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$301,987,008
Total Investments (Cost — $282,462,084) — 100.0%	301,987,008
Liabilities in Excess of Other Assets — (0.0)%	(23,655)

Net Assets — 100.0%	$301,963,353

LifePath Index Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $301,987,008 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	17

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2020 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$560,805,285
Total Investments (Cost — $517,630,405) — 100.0%	560,805,285
Liabilities in Excess of Other Assets — (0.0)%	(40,554)

Net Assets — 100.0%	$560,764,731

LifePath Index 2020 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $560,805,285 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

18	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2025 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$241,432,703
Total Investments (Cost — $221,257,763) — 100.0%	241,432,703
Other Assets Less Liabilities — 0.0%	28,340

Net Assets — 100.0%	$241,461,043

LifePath Index 2025 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $241,432,703 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	19

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2030 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$469,003,235
Total Investments (Cost — $424,497,853) — 100.0%	469,003,235
Liabilities in Excess of Other Assets — (0.0)%	(26,646)

Net Assets — 100.0%	$468,976,589

LifePath Index 2030 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $469,003,235 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

20	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2035 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$175,232,472
Total Investments (Cost — $157,403,919) – 100.0%	175,232,472
Other Assets Less Liabilities – 0.0%	11,267

Net Assets — 100.0%	$175,243,739

LifePath Index 2035 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $175,232,472 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	21

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2040 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$279,818,101
Total Investments (Cost — $250,128,201) — 100.0%	279,818,101
Liabilities in Excess of Other Assets — (0.0)%	(19,948)

Net Assets — 100.0%	$279,798,153

LifePath Index 2040 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $279,818,101 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

22	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2045 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$82,433,534
Total Investments (Cost — $73,613,362) — 100.0%	82,433,534
Other Assets Less Liabilities — 0.0%	6,109

Net Assets — 100.0%	$82,439,643

LifePath Index 2045 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $82,433,534 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	23

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2050 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$81,924,312
Total Investments (Cost — 73,576,388) — 100.0%	81,924,312
Other Assets Less Liabilities — 0.0%	9,535

Net Assets — 100.0%	$81,933,847

LifePath Index 2050 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was 81,924,312 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

24	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2055 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$18,000,746
Total Investments (Cost — $15,484,414) — 100.0%	18,000,746
Other Assets Less Liabilities — 0.0%	410

Net Assets — 100.0%	$18,001,156

LifePath Index 2055 Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $18,000,746 and 99.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	25

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$68,560,460
Total Investments (Cost — $54,246,221) — 100.4%	68,560,460
Liabilities in Excess of Other Assets — (0.4)%	(285,922)

Net Assets — 100.0%	$68,274,538

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $68,560,460 and 8.1%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

26	BLACKROCK FUNDS III	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$3,410,592,876
Total Investments (Cost — $2,366,858,981) — 100.3%	3,410,592,876
Liabilities in Excess of Other Assets — (0.3)%	(9,115,121)

Net Assets — 100.0%	$3,401,477,755

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,410,592,876 and 70.9%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS III	SEPTEMBER 30, 2013	27

Schedule of Investments September 30, 2013 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.0%
The Boeing Co.	199,010	$23,383,675
Exelis, Inc.	247,324	3,885,460
Honeywell International, Inc.	40,780	3,386,371
Northrop Grumman Corp. (a)	226,333	21,560,482
Precision Castparts Corp.	58,331	13,255,136
Raytheon Co.	298,361	22,994,682
Rockwell Collins, Inc. (a)	83,100	5,639,166
Spirit Aerosystems Holdings, Inc., Class A (b)	152,800	3,703,872
Triumph Group, Inc.	25,986	1,824,737
United Technologies Corp.	208,558	22,486,724

		122,120,305
Airlines — 0.7%
Copa Holdings SA, Class A	890	123,416
Delta Air Lines, Inc.	47,610	1,123,120
United Continental Holdings, Inc. (b)	617,686	18,969,137

		20,215,673
Auto Components — 1.1%
BorgWarner, Inc.	94,880	9,619,883
Johnson Controls, Inc.	233,643	9,696,185
Lear Corp. (a)	157,213	11,251,734
TRW Automotive Holdings Corp. (b)	37,944	2,705,787

		33,273,589
Automobiles — 0.2%
Ford Motor Co.	232,720	3,925,986
General Motors Co. (b)	76,700	2,758,899

		6,684,885
Beverages — 1.2%
The Coca-Cola Co.	568,405	21,531,181
Diageo PLC	321,200	10,217,823
Dr Pepper Snapple Group, Inc.	64,018	2,869,287
Molson Coors Brewing Co., Class B	36,186	1,814,004
Monster Beverage Corp. (b)	3,811	199,125

		36,631,420
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc. (b)	2,351	273,092
Amgen, Inc.	240,358	26,905,675
Biogen Idec, Inc. (b)	42,940	10,338,234
Celgene Corp. (b)	141,965	21,852,672
Gilead Sciences, Inc. (b)	299,588	18,826,110
Onyx Pharmaceuticals, Inc. (b)	2,670	332,869
Regeneron Pharmaceuticals, Inc. (b)	15,515	4,854,178
United Therapeutics Corp. (a)(b)	127,430	10,047,856

		93,430,686
Building Products — 0.1%
Owens Corning (b)	100,264	3,808,027
Capital Markets — 0.6%
The Bank of New York Mellon Corp.	6	181
Franklin Resources, Inc.	38,747	1,958,661
The Goldman Sachs Group, Inc.	45,048	7,127,044
Morgan Stanley	259,280	6,987,596
State Street Corp.	21,800	1,433,350

		17,506,832
Chemicals — 2.0%
Ashland, Inc.	11,700	1,082,016
CF Industries Holdings, Inc.	31,810	6,706,502
Cytec Industries, Inc.	5,538	450,572
The Dow Chemical Co.	116,250	4,464,000
E.I. du Pont de Nemours & Co.	182,600	10,693,056
Eastman Chemical Co.	79,210	6,170,459
LyondellBasell Industries NV, Class A	102,277	7,489,745
Monsanto Co.	42,350	4,420,069
Olin Corp.	75,140	1,733,480
PPG Industries, Inc.	109,440	18,283,046
The Valspar Corp.	4,730	300,024

		61,792,969
Commercial Banks — 2.8%
BB&T Corp.	14,899	502,841
BOK Financial Corp. (a)	18,240	1,155,504
Comerica, Inc. (a)	37,274	1,465,241
Fifth Third Bancorp	423,340	7,637,054
Regions Financial Corp.	296,400	2,744,664
SunTrust Banks, Inc.	259,531	8,413,995
US Bancorp	637,819	23,331,419
Wells Fargo & Co. (a)	949,107	39,217,101

		84,467,819
Communications Equipment — 1.2%
Cisco Systems, Inc.	729,465	17,084,070
Motorola Solutions, Inc.	104,200	6,187,396
QUALCOMM, Inc.	178,624	12,032,113

		35,303,579
Computers & Peripherals — 2.8%
Apple, Inc.	98,623	47,018,515
Dell, Inc.	46,289	637,400
EMC Corp.	827,450	21,149,622
Hewlett-Packard Co.	223,986	4,699,226
NetApp, Inc. (a)	247,530	10,549,729

		84,054,492
Construction & Engineering — 0.3%
KBR, Inc.	259,910	8,483,462

28	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Finance — 1.8%
American Express Co.	143,990	$10,874,125
Capital One Financial Corp. (a)	137,100	9,424,254
Discover Financial Services	656,574	33,183,250

		53,481,629
Containers & Packaging — 0.8%
Packaging Corp. of America	362,853	20,715,278
Rock-Tenn Co., Class A	32,670	3,308,491
Sealed Air Corp.	15,284	415,572

		24,439,341
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (b)	3,601	74,937
Service Corp. International	122,583	2,282,495

		2,357,432
Diversified Financial Services — 4.3%
Bank of America Corp.	749,260	10,339,788
Citigroup, Inc.	962,820	46,706,398
ING US, Inc. (a)	235,654	6,883,453
JPMorgan Chase & Co.	1,036,888	53,596,741
Moody’s Corp.	73,606	5,176,710
The NASDAQ OMX Group, Inc.	275,519	8,841,405
NYSE Euronext	8,973	376,686

		131,921,181
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	267,406	9,043,671
BCE, Inc.	31,040	1,325,408
Verizon Communications, Inc.	376,458	17,565,530
Vivendi SA	179,198	4,122,490

		32,057,099
Electric Utilities — 0.6%
American Electric Power Co., Inc.	171,286	7,425,248
Duke Energy Corp.	25,696	1,715,979
Edison International	46,860	2,158,372
FirstEnergy Corp.	17,370	633,137
Great Plains Energy, Inc.	31,000	688,200
ITC Holdings Corp.	11,050	1,037,153
NextEra Energy, Inc.	42,940	3,442,070
Northeast Utilities	25,390	1,047,337
NV Energy, Inc.	8,684	205,029
PPL Corp.	7,200	218,736

		18,571,261
Electrical Equipment — 0.7%
Eaton Corp. PLC	141,402	9,734,114
Rockwell Automation, Inc.	58,300	6,234,602
Roper Industries, Inc.	33,437	4,442,774

		20,411,490

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	191,315	2,791,286
Molex, Inc.	5,141	198,031
TE Connectivity Ltd.	76,600	3,966,348

		6,955,665
Energy Equipment & Services — 2.6%
FMC Technologies, Inc. (b)	119,553	6,625,627
Halliburton Co. (a)	351,526	16,925,977
Oceaneering International, Inc.	172,500	14,013,900
Schlumberger Ltd. (a)	465,758	41,154,377

		78,719,881
Food & Staples Retailing — 1.9%
CVS Caremark Corp.	410,554	23,298,939
The Kroger Co.	307,639	12,410,157
Wal-Mart Stores, Inc.	280,785	20,766,859
Walgreen Co.	18,600	1,000,680

		57,476,635
Food Products — 1.5%
Archer-Daniels-Midland Co.	5,559	204,794
The J.M. Smucker Co.	8,963	941,473
Kellogg Co.	80,337	4,718,192
Kraft Foods Group, Inc.	172,264	9,033,524
Mead Johnson Nutrition Co.	69,882	5,189,437
Mondelez International, Inc., Class A	358,116	11,252,005
Pinnacle Foods, Inc. (a)	57,127	1,512,152
Tyson Foods, Inc., Class A	107,927	3,052,175
Unilever NV (a)	253,480	9,561,266

		45,465,018
Gas Utilities — 0.1%
AGL Resources, Inc.	13,540	623,246
UGI Corp. (a)	51,600	2,019,108

		2,642,354
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	120,124	7,890,946
Edwards Lifesciences Corp. (b)	8,675	604,040
Intuitive Surgical, Inc. (b)	3,346	1,259,000
Medtronic, Inc.	165,581	8,817,188
Sirona Dental Systems, Inc. (b)	97,156	6,502,651
St. Jude Medical, Inc. (a)	116,900	6,270,516
Zimmer Holdings, Inc.	78,900	6,480,846

		37,825,187
Health Care Providers & Services — 2.4%
Aetna, Inc.	126,100	8,072,922
Catamaran Corp (b)	95,833	4,403,526
Envision Healthcare Holdings, Inc. (b)	23,500	611,705
Express Scripts Holding Co. (b)	22,089	1,364,658

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	29

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
HCA Holdings, Inc.	169,770	$7,257,668
Health Net, Inc. (b)	11,435	362,490
McKesson Corp.	222,704	28,572,923
Patterson Cos., Inc.	57,550	2,313,510
Quest Diagnostics, Inc. (a)	125,630	7,762,678
Universal Health Services, Inc.	59,160	4,436,408
VCA Antech, Inc. (b)	53,904	1,480,204
WellPoint, Inc.	91,610	7,659,512

		74,298,204
Hotels, Restaurants & Leisure — 0.9%
Bally Technologies, Inc. (b)	4,906	353,526
Domino’s Pizza, Inc. (a)	69,628	4,731,223
Las Vegas Sands Corp.	145,990	9,696,656
Melco Crown Entertainment Ltd. — ADR (a)(b)	176,605	5,621,337
Norwegian Cruise Line Holdings Ltd. (b)	36,386	1,122,508
Starwood Hotels & Resorts Worldwide, Inc.	2	133
Wynn Resorts Ltd.	31,195	4,929,122

		26,454,505
Household Durables — 0.2%
Garmin Ltd. (a)	33,600	1,518,384
Newell Rubbermaid, Inc.	137,800	3,789,500
Whirlpool Corp.	8,812	1,290,429

		6,598,313
Household Products — 0.6%
Church & Dwight Co., Inc.	60,506	3,633,385
Energizer Holdings, Inc. (a)	52,961	4,827,395
Kimberly-Clark Corp.	30,730	2,895,381
The Procter & Gamble Co.	105,389	7,966,355

		19,322,516
Independent Power Producers & Energy Traders — 0.3%
The AES Corp.	800,262	10,635,482
Industrial Conglomerates — 1.9%
3M Co.	238,000	28,419,580
Danaher Corp.	74,029	5,131,690
General Electric Co.	1,065,868	25,463,587

		59,014,857
Insurance — 3.4%
ACE Ltd.	134,650	12,597,854
Aflac, Inc.	62,892	3,898,675
The Allstate Corp.	153,392	7,753,966
American International Group, Inc.	141,137	6,863,492
Aspen Insurance Holdings Ltd.	19,458	706,131
Berkshire Hathaway, Inc., Class B (b)	10,636	1,207,292
CNA Financial Corp.	84,744	3,235,526
Genworth Financial, Inc., Class A (b)	206,900	2,646,251
Hartford Financial Services Group, Inc.	217,726	6,775,633
Kemper Corp.	3	101
Lincoln National Corp.	98,962	4,155,415
MetLife, Inc.	162,236	7,616,980
PartnerRe Ltd.	14,000	1,281,560
Prudential Financial, Inc.	263,710	20,564,106
The Travelers Cos., Inc.	227,895	19,318,659
Willis Group Holdings PLC	7,300	316,309
XL Group PLC	169,511	5,224,329

		104,162,279
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (b)	49,460	15,463,174
Expedia, Inc. (a)	101,735	5,268,856
priceline.com, Inc. (b)	19,094	19,303,079

		40,035,109
Internet Software & Services — 4.9%
eBay, Inc. (b)	191,583	10,688,416
Equinix, Inc. (b)	36,100	6,629,765
Facebook, Inc. (b)	151,197	7,596,137
Google, Inc., Class A (b)	88,405	77,434,823
IAC/InterActiveCorp	27,599	1,508,837
LinkedIn Corp. (b)	39,069	9,613,318
Monster Worldwide, Inc. (a)(b)	156,069	689,825
SINA Corp. (b)	83,695	6,793,523
VeriSign, Inc. (a)(b)	119,604	6,086,648
Yahoo!, Inc. (b)	314,244	10,420,331
Yandex NV (b)	153,722	5,598,555
Yelp, Inc. (a)(b)	64,031	4,237,572

		147,297,750
IT Services — 4.7%
Accenture PLC, Class A	10,396	765,562
Alliance Data Systems Corp. (a)(b)	121,074	25,603,519
Cognizant Technology Solutions Corp., Class A (b)	63,400	5,206,408
Computer Sciences Corp.	24,035	1,243,571
DST Systems, Inc.	130,410	9,834,218
International Business Machines Corp.	159,302	29,499,544
Lender Processing Services, Inc.	3,209	106,763
Mastercard, Inc., Class A	52,632	35,409,757
Teradata Corp. (b)	142,970	7,926,257
Visa, Inc., Class A (a)	118,381	22,622,609
The Western Union Co.	189,680	3,539,429

		141,757,637

30	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Equipment & Products — 0.1%
Mattel, Inc.	50,510	$2,114,349
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. (a)	383,610	19,660,012
Life Technologies Corp. (b)	6,354	475,470
Quintiles Transnational Holdings, Inc. (b)	42,553	1,909,779

		22,045,261
Machinery — 2.3%
CNH Industrial NV (b)	157,871	1,973,382
Cummins, Inc.	137,347	18,249,296
Deere & Co.	156,290	12,720,443
Ingersoll-Rand PLC	224,690	14,591,369
Parker Hannifin Corp.	79,195	8,610,080
Stanley Black & Decker, Inc.	10,000	905,700
Valmont Industries, Inc. (a)	39,606	5,501,670
WABCO Holdings, Inc. (b)	94,290	7,944,875

		70,496,815
Marine — 0.1%
Matson, Inc.	91,592	2,402,458
Media — 6.1%
AMC Networks, Inc., Class A (b)	82,372	5,640,835
Comcast Corp., Class A (a)	394,870	17,125,512
Comcast Corp., Special Class A	1,093,027	49,350,169
DIRECTV (b)	109,653	6,551,767
The Interpublic Group of Cos., Inc.	81,000	1,391,580
Lamar Advertising Co., Class A (b)	6,560	308,517
Liberty Global PLC, Class A (b)	123,114	9,769,096
News Corp., Class A (b)	170,909	2,744,798
Omnicom Group, Inc.	9,563	606,677
Pandora Media, Inc. (b)	69,144	1,737,589
Sirius XM Radio, Inc. (a)	2,503,862	9,689,946
Time Warner, Inc.	263,883	17,366,140
Twenty-First Century Fox, Inc., Class A	565,945	18,959,157
Viacom, Inc., Class B	241,239	20,162,756
The Walt Disney Co.	364,111	23,481,518

		184,886,057
Metals & Mining — 0.5%
BHP Billiton Ltd.	377,890	12,599,553
Reliance Steel & Aluminum Co.	9,500	696,065
Southern Copper Corp.	80,452	2,191,513

		15,487,131
Multi-Utilities — 0.4%
Dominion Resources, Inc.	66,650	4,164,292
Public Service Enterprise Group, Inc. (a)	106,920	3,520,876
Sempra Energy	23,430	2,005,608
TECO Energy, Inc. (a)	44,803	741,042
Wisconsin Energy Corp.	26,330	1,063,205

		11,495,023
Multiline Retail — 0.4%
J.C. Penney Co., Inc. (a)(b)	3	27
Kohl’s Corp. (a)	35,100	1,816,425
Target Corp. (a)	146,697	9,385,674

		11,202,126
Office Electronics — 0.2%
Xerox Corp.	635,440	6,538,678
Oil, Gas & Consumable Fuels — 7.0%
Anadarko Petroleum Corp.	90,860	8,449,071
Apache Corp.	24,800	2,111,472
Cabot Oil & Gas Corp.	118,280	4,414,210
Chevron Corp.	146,978	17,857,827
ConocoPhillips	216,965	15,081,237
Devon Energy Corp.	35,400	2,044,704
EOG Resources, Inc.	38,844	6,575,512
Exxon Mobil Corp.	195,838	16,849,902
Gulfport Energy Corp. (a)(b)	139,625	8,983,472
Marathon Oil Corp.	796,210	27,771,805
Marathon Petroleum Corp.	421,227	27,093,321
Oasis Petroleum, Inc. (b)	13,009	639,132
Occidental Petroleum Corp.	118,730	11,106,004
PBF Energy, Inc. (a)	254,533	5,714,266
Phillips 66	93,365	5,398,364
Royal Dutch Shell PLC — ADR (a)	24,100	1,582,888
Spectra Energy Corp.	119,860	4,102,808
Suncor Energy, Inc. (a)	687,820	24,610,200
Total SA — ADR	299,600	17,352,832
Valero Energy Corp.	111,500	3,807,725

		211,546,752
Paper & Forest Products — 0.6%
International Paper Co.	321,063	14,383,623
MeadWestvaco Corp.	116,380	4,466,664

		18,850,287
Personal Products — 0.3%
The Estee Lauder Cos., Inc., Class A	121,247	8,475,165
Herbalife Ltd. (a)	3,150	219,776
Nu Skin Enterprises, Inc., Class A	2,645	253,232

		8,948,173
Pharmaceuticals — 6.6%
Abbott Laboratories	677,191	22,475,969
AbbVie, Inc. (a)	819,391	36,651,360
Allergan, Inc.	182,473	16,504,683
AstraZeneca PLC — ADR (a)	83,400	4,330,962
Bristol-Myers Squibb Co.	101,750	4,708,990

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	31

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Eli Lilly & Co.	421,988	$21,238,656
Hospira, Inc. (b)	23,500	921,670
Johnson & Johnson	286,324	24,821,428
Mallinckrodt PLC (b)	78,415	3,457,317
Merck & Co., Inc.	474,120	22,572,853
Pfizer, Inc.	826,245	23,721,494
Teva Pharmaceutical Industries Ltd. — ADR (a)	29,200	1,103,176
Valeant Pharmaceuticals International, Inc. (a)(b)	73,931	7,713,221
Warner Chilcott PLC, Class A	312,391	7,138,134
Zoetis, Inc.	92,860	2,889,803

		200,249,716
Professional Services — 0.2%
Towers Watson & Co., Class A	5,600	598,976
Verisk Analytics, Inc., Class A (b)	73,676	4,785,993

		5,384,969
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	20,519	1,521,073
CBL & Associates Properties, Inc. (a)	99,613	1,902,608
Equity One, Inc. (a)	11,872	259,522
Federal Realty Investment Trust (a)	45,578	4,623,888
Host Hotels & Resorts, Inc. (a)	411,219	7,266,240
Kimco Realty Corp. (a)	47,509	958,732
Mack-Cali Realty Corp. (a)	4,242	93,069
Potlatch Corp.	65,867	2,613,603
Ventas, Inc.	10,816	665,184
Weyerhaeuser Co.	136,550	3,909,427

		23,813,346
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc. (a)(b)	51,920	1,870,158
Jones Lang LaSalle, Inc.	22,417	1,957,004
Realogy Holdings Corp. (b)	50,550	2,174,661

		6,001,823
Road & Rail — 1.0%
Ryder System, Inc.	1,266	75,580
Union Pacific Corp.	190,742	29,629,862

		29,705,442
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	370,150	6,492,431
Avago Technologies Ltd.	91,387	3,940,607
Broadcom Corp., Class A	277,683	7,222,535
Intel Corp.	536,940	12,306,665
Maxim Integrated Products, Inc. (a)	203,577	6,066,595
NXP Semiconductor NV (b)	51,256	1,907,236
Skyworks Solutions, Inc. (b)	23,918	594,123
Teradyne, Inc. (a)(b)	303,200	5,008,864

		43,539,056
Software — 4.6%
Activision Blizzard, Inc.	155,497	2,592,135
Autodesk, Inc. (b)	122,695	5,051,353
Citrix Systems, Inc. (b)	83,122	5,869,244
Microsoft Corp.	2,180,750	72,640,782
Oracle Corp.	917,520	30,434,138
Rovi Corp. (b)	123,558	2,368,607
ServiceNow, Inc. (b)	68,261	3,546,159
Splunk, Inc. (b)	139,063	8,349,343
Symantec Corp.	355,490	8,798,378

		139,650,139
Specialty Retail — 3.4%
American Eagle Outfitters, Inc. (a)	103,311	1,445,321
CarMax, Inc. (b)	75,189	3,644,411
CST Brands, Inc. (a)	68,329	2,036,204
Foot Locker, Inc. (a)	79,939	2,713,130
The Home Depot, Inc.	125,155	9,493,007
Lowe’s Cos., Inc.	527,680	25,122,845
Murphy USA, Inc. (a)(b)	102,054	4,121,961
Ross Stores, Inc.	368,098	26,797,534
Sears Hometown and Outlet Stores, Inc. (a)(b)	36,267	1,151,477
TJX Cos., Inc.	391,175	22,058,358
Urban Outfitters, Inc. (b)	122,129	4,490,683

		103,074,931
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	289,883	21,057,101
Ralph Lauren Corp.	7,261	1,196,105
Under Armour, Inc., Class A (a)(b)	61,942	4,921,292
VF Corp.	91,923	18,297,273

		45,471,771
Tobacco — 0.6%
Lorillard, Inc. (a)	108,132	4,842,151
Philip Morris International, Inc.	158,335	13,710,227
Reynolds American, Inc.	4,365	212,925

		18,765,303
Trading Companies & Distributors — 0.4%
Air Lease Corp. (a)	111,455	3,082,845
MRC Global, Inc. (b)	221,628	5,939,631
United Rentals, Inc. (b)	61,238	3,569,563
WESCO International, Inc. (b)	1,300	99,489

		12,691,528
Water Utilities — 0.3%
American Water Works Co., Inc.	194,639	8,034,698

32	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.7%
Softbank Corp.	188,400	$13,014,253
Telephone & Data Systems, Inc.	230,397	6,808,231

		19,822,484
Total Long-Term Investments (Cost — $2,622,182,220) — 98.0%		2,971,892,879

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)(e)	209,850,771	209,850,771
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)(e)	27,673,734	27,673,734

Total Short-Term Securities (Cost — $237,524,505) — 7.8%		237,524,505
Total Investments (Cost — $2,859,706,725*) — 105.8%		3,209,417,384
Liabilities in Excess of Other Assets — (5.8)%		(177,241,671)

Net Assets — 100.0%		$3,032,175,713

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,897,040,171

Gross unrealized appreciation	$374,283,590
Gross unrealized depreciation	(61,906,377)

Net unrealized appreciation	$312,377,213

Notes to Schedule of investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Cash Funds: Prime, SL Agency Shares	9,485,001	18,188,733	27,673,734	$21,075
BlackRock Cash Funds: Institutional, SL Agency Shares	138,527,226	71,323,545	209,850,771	$191,683

(e)	Represents the current yield as of report date.

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	33

Schedule of Investments (continued)	Active Stock Master Portfolio

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
363	S&P 500 E-Mini Index	Chicago Mercantile	December 2013	$30,388,545	$(156,617)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	118,836,000	USD	1,216,336	BNP Paribas S.A.	10/02/13	$(7,363)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$2,931,938,760	$39,954,119	—	$2,971,892,879
Short-Term Securities	237,524,505	—	—	237,524,505

Total	$3,169,463,265	$39,954,119	—	$3,209,417,384

[1]	See above Schedule of Investments for values in each industry.

34	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(156,617)	—	—	$(156,617)
Foreign currency exchange contracts	(7,363)	—		(7,363)

Total	$(163,980)	—	—	$(163,980)

[2]   Derivative financial instruments are financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,365,000	—	—	$2,365,000
Foreign currency at value	2,153	—	—	2,153
Liabilities:
Collateral on securities loaned at value	—	$(157,837,665)	—	(157,837,665)

Total	$2,367,153	$(157,837,665)	—	$(155,470,512)

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	35

Schedule of Investments September 30, 2013 (Unaudited)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.6%
AGL Energy Ltd. (a)	23,949	$344,984
ALS Ltd. (a)	14,422	141,275
Alumina Ltd. (b)	101,618	97,105
Amcor Ltd.	51,933	506,689
AMP Ltd.	121,413	522,649
APA Group	31,204	173,856
Asciano Ltd. (a)	36,933	201,204
ASX Ltd.	7,466	240,413
Aurizon Holdings Ltd.	76,179	332,845
Australia & New Zealand Banking Group Ltd.	110,112	3,165,981
Bendigo and Adelaide Bank Ltd. (a)	14,784	138,326
BHP Billiton Ltd.	128,702	4,282,263
Boral Ltd.	28,948	129,917
Brambles Ltd.	66,966	569,471
Caltex Australia Ltd.	5,138	88,770
CFS Retail Property Trust	74,338	139,011
Coca-Cola Amatil Ltd.	21,900	250,803
Cochlear Ltd.	2,162	122,113
Commonwealth Bank of Australia	64,605	4,293,656
Computershare Ltd.	18,579	172,102
Crown Ltd.	15,221	220,995
CSL Ltd.	19,534	1,165,947
Dexus Property Group	185,454	173,602
Echo Entertainment Group Ltd.	31,138	80,684
Federation Centres Ltd.	54,174	115,537
Flight Centre Ltd.	2,028	91,453
Fortescue Metals Group Ltd.	59,549	265,221
Goodman Group	65,251	297,333
GPT Group	64,787	210,205
Harvey Norman Holdings Ltd. (a)	22,885	68,011
Iluka Resources Ltd.	15,721	168,595
Incitec Pivot Ltd.	61,883	155,377
Insurance Australia Group Ltd.	84,089	460,963
Leighton Holdings Ltd.	6,441	115,790
Lend Lease Group	20,831	197,553
Macquarie Group Ltd.	12,128	543,350
Metcash Ltd.	34,457	102,947
Mirvac Group	136,680	222,199
National Australia Bank Ltd.	94,091	3,014,787
Newcrest Mining Ltd.	32,681	359,428
Orica Ltd.	14,087	263,940
Origin Energy Ltd.	45,282	596,270
Qantas Airways Ltd. (b)	48,402	66,724
QBE Insurance Group Ltd.	48,328	661,843
Ramsay Health Care Ltd.	5,219	176,278
Rio Tinto Ltd.	17,721	1,025,759
Santos Ltd.	40,584	571,902
Seek Ltd.	12,061	133,755
Sonic Healthcare Ltd.	14,561	219,938
SP AusNet	58,496	65,511
Stockland	97,476	352,344
Suncorp Group Ltd.	52,251	639,007
Sydney Airport	8,404	30,827
Tabcorp Holdings Ltd.	26,023	79,665
Tatts Group Ltd.	50,117	144,961
Telstra Corp. Ltd.	176,234	817,760
Toll Holdings Ltd.	25,453	138,640
Transurban Group	52,245	331,669
Treasury Wine Estates Ltd.	25,322	104,558
Wesfarmers Ltd.	40,511	1,556,288
Westfield Group	84,480	868,146
Westfield Retail Trust	131,384	364,207
Westpac Banking Corp.	124,533	3,806,579
Whitehaven Coal Ltd. (b)	23,315	43,764
Woodside Petroleum Ltd.	26,991	965,835
Woolworths Ltd.	50,162	1,639,203
WorleyParsons Ltd.	7,853	178,529

		39,787,312
Austria — 0.2%
Andritz AG	2,821	166,015
Erste Group Bank AG	10,852	342,941
IMMOFINANZ AG	37,488	163,656
OMV AG	6,322	312,175
Raiffeisen Bank International AG (a)	1,874	61,346
Telekom Austria AG	7,663	64,160
Verbund AG	2,542	57,519
Vienna Insurance Group AG	1,266	65,019
Voestalpine AG	4,371	208,961

		1,441,792
Belgium — 0.8%
Ageas	8,574	347,429
Anheuser-Busch InBev NV	32,121	3,186,330
Belgacom SA	5,713	151,948
Colruyt SA	2,854	158,318
Delhaize Group	3,827	241,191
Groupe Bruxelles Lambert SA	3,691	314,224
KBC Groep NV (a)	9,415	463,235
Solvay SA	2,322	348,262
Telenet Group Holding NV	1,946	96,895
UCB SA	4,808	292,610
Umicore SA	4,342	210,843

		5,811,285
Brazil — 2.4%
AES Tiete SA, Preference Shares	3,700	35,893
All - America Latina Logistica SA	16,900	66,798
Anhanguera Educacional Participacoes SA	14,700	87,949
Arteris SA	2,780	24,711
Banco Bradesco SA	30,530	475,107

36	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil (continued)
Banco Bradesco SA, Preference Shares	79,490	$1,089,612
Banco do Brasil SA	21,700	253,100
Banco do Estado do Rio Grande do Sul SA, Preference ‘B’ Shares	7,600	52,466
Banco Santander (Brasil) SA	34,900	235,260
BB Seguridade Participacoes SA	22,100	217,480
BM&FBovespa SA	79,100	441,844
BR Malls Participacoes SA	15,900	144,200
BR Properties SA	8,400	74,665
Bradespar SA, Preference Shares	7,900	87,687
Braskem SA, Preference ‘A’ Shares (b)	6,200	49,655
BRF SA	26,900	655,417
CCR SA	39,000	305,306
Centrais Eletricas Brasileiras SA	11,400	32,148
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	7,500	35,431
CETIP SA - Mercados Organizados	7,604	80,559
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,600	255,200
Cia de Bebidas das Americas, Preference Shares	28,300	1,091,241
Cia Energetica de Minas Gerais, Preference Shares	21,023	182,503
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	6,700	71,495
Cia Paranaense de Energia, Preference ‘B’ Shares	3,400	48,247
Cielo SA	13,680	369,977
Companhia de Bebidas das Americas	4,900	187,218
Companhia de Saneamento Basico do Estado de Sao Paulo	13,200	128,885
Companhia de Saneamento de Minas Gerais - COPASA	1,900	30,005
Companhia Hering SA	5,000	75,892
Companhia Siderurgica Nacional SA	29,500	125,917
Cosan SA Industria e Comercio	7,000	134,928
CPFL Energia SA	9,200	80,489
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,800	81,622
Duratex SA	10,010	59,573
EcoRodovias Infraestrutura e Logistica SA	5,600	38,305
EDP - Energias do Brasil SA	9,300	50,606
Embraer SA	22,100	177,693
Estacio Participacoes SA	14,700	114,215
Fibria Celulose SA (b)	8,800	101,131
Gerdau SA, Preference Shares	31,400	235,185
Hypermarcas SA	13,900	112,138
Itau Unibanco Holding SA, Preference Shares	101,930	1,446,879
Itausa - Investimentos Itau SA, Preference Shares	120,083	487,636
JBS SA	27,900	97,561
Klabin SA, Preference Shares	18,200	95,751
Kroton Educacional SA	7,400	105,209
Localiza Rent a Car SA	5,040	75,044
Lojas Americanas SA	4,800	31,122
Lojas Americanas SA, Preference Shares	16,156	118,675
Lojas Renner SA	5,000	143,324
M Dias Branco SA	1,200	55,227
Marcopolo SA, Preference Shares	18,200	54,198
Metalurgica Gerdau SA, Preference Shares	10,200	97,384
MPX Energia SA (b)	8,865	21,000
MRV Engenharia e Participacoes SA	11,900	48,914
Multiplan Empreendimentos Imobiliarios SA	2,800	66,958
Multiplus SA	2,100	24,446
Natura Cosmeticos SA	6,500	145,174
Odontoprev SA	9,300	40,829
Oi SA, Preference Shares	29,697	57,349
Petroleo Brasileiro SA	117,400	898,391
Petroleo Brasileiro SA, Preference Shares	171,600	1,421,548
Porto Seguro SA	4,100	51,798
Qualicorp SA (b)	7,200	65,785
Raia Drogasil SA	8,700	71,954
Souza Cruz SA	14,400	171,854
Sul America SA	5,738	41,346
Suzano Papel e Celulose SA, Preference ‘A’ Shares	10,900	43,033
Telefonica Brasil SA, Preference Shares	11,000	244,042
Tim Participacoes SA	32,040	148,613
Totvs SA	5,000	84,578
Tractebel Energia SA	6,300	104,124
Transmissora Alianca de Energia Eletrica SA	3,300	31,715
Ultrapar Participacoes SA	12,200	300,885
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares (b)	13,700	65,029
Vale SA	54,300	844,280
Vale SA, Preference Shares	75,500	1,074,435
WEG SA	8,100	98,678

		17,172,521

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	37

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada — 7.1%
Agnico Eagle Mines, Ltd.	6,637	$175,775
Agrium, Inc.	6,138	515,865
Alimentation Couche Tard, Inc., Class B	5,805	361,921
AltaGas Ltd.	6,052	215,100
ARC Resources, Ltd.	11,417	291,175
Atco Ltd., Class I	2,910	126,254
Athabasca Oil Corp. (b)	11,168	85,111
Bank of Montreal	25,792	1,721,470
Bank of Nova Scotia	47,697	2,732,026
Barrick Gold Corp.	40,230	749,101
Baytex Energy Corp.	4,640	191,492
BCE, Inc.	10,380	443,597
Bell Aliant, Inc.	2,964	73,809
BlackBerry, Ltd. (a)(b)	17,707	139,242
Bombardier, Inc., Class B	53,417	248,403
Bonavista Energy Corp.	6,183	77,614
Brookfield Asset Management Inc., Class A	22,414	838,635
Brookfield Office Properties, Inc.	9,914	189,993
CAE, Inc.	9,523	104,286
Cameco Corp.	14,670	264,617
Canadian Imperial Bank of Commerce	15,947	1,270,434
Canadian National Railway Co.	17,281	1,751,000
Canadian Natural Resources Ltd.	44,246	1,390,460
Canadian Oil Sands Ltd.	17,699	342,966
Canadian Pacific Railway Ltd.	7,183	886,255
Canadian Tire Corp. Ltd., Class A	3,022	267,654
Canadian Utilities, Ltd., Class A	4,274	147,010
Catamaran Corp. (b)	8,177	375,647
Cenovus Energy, Inc.	30,167	900,280
CGI Group, Inc., Class A (b)	8,182	287,150
CI Financial Corp.	7,899	238,799
Crescent Point Energy Corp.	14,973	566,911
Dollarama, Inc.	2,774	225,437
Eldorado Gold Corp.	27,110	182,918
Empire Co., Ltd., Class A	1,658	119,708
Enbridge, Inc.	31,103	1,299,016
Encana Corp.	30,835	532,851
Enerplus Corp.	7,798	129,077
Finning International, Inc.	6,268	144,157
First Capital Realty, Inc.	2,654	43,621
First Quantum Minerals Ltd.	21,303	396,672
Fortis, Inc.	10,417	316,439
Franco-Nevada Corp.	5,746	260,677
George Weston Ltd.	1,973	155,170
Gildan Activewear, Inc.	5,015	232,724
Goldcorp, Inc.	33,498	871,556
Great-West Lifeco, Inc.	13,114	382,070
H&R Real Estate Investment Trust	4,412	90,763
Husky Energy, Inc.	12,519	359,995
IGM Financial, Inc.	4,769	222,512
Imperial Oil Ltd.	11,814	518,758
Industrial Alliance Insurance & Financial Services, Inc.	3,693	156,031
Intact Financial Corp.	5,030	301,688
Keyera Corp.	3,653	207,608
Kinross Gold Corp.	42,301	213,137
Loblaw Cos. Ltd. (a)	4,190	185,124
Magna International, Inc.	9,624	793,708
Manulife Financial Corp.	74,654	1,234,993
MEG Energy Corp. (b)	5,381	185,662
Metro, Inc.	4,284	267,966
National Bank of Canada	6,750	557,470
New Gold, Inc. (b)	16,854	100,465
Onex Corp.	4,512	236,978
Open Text Corp.	2,619	195,703
Pacific Rubiales Energy Corp.	11,730	231,628
Pembina Pipeline Corp.	11,125	368,727
Pengrowth Energy Corp.	19,577	115,176
Penn West Petroleum Ltd.	16,856	187,043
Peyto Exploration & Development Corp.	4,997	147,671
Potash Corp. of Saskatchewan, Inc.	34,605	1,082,110
Power Corp. of Canada	15,428	435,857
Power Financial Corp.	8,789	273,470
RioCan Real Estate Investment Trust	5,425	127,982
Rogers Communications, Inc., Class B	14,801	636,412
Royal Bank of Canada	57,543	3,687,042
Saputo, Inc.	4,980	236,273
Shaw Communications, Inc., Class B	17,854	414,609
Shoppers Drug Mart Corp.	8,270	476,265
Silver Wheaton Corp.	13,956	345,767
SNC-Lavalin Group, Inc.	6,652	273,494
Sun Life Financial, Inc.	23,570	752,830
Suncor Energy, Inc.	60,450	2,161,423
Talisman Energy, Inc.	43,910	503,875
Teck Resources, Ltd., Class B	21,982	590,711
TELUS Corp.	7,742	256,601
Thomson Reuters Corp.	14,073	492,121
Tim Hortons, Inc.	5,930	343,923
The Toronto-Dominion Bank	36,739	3,307,776
Tourmaline Oil Corp. (b)	5,818	236,380
TransAlta Corp.	9,622	124,986
TransCanada Corp.	28,621	1,257,318
Turquoise Hill Resources Ltd. (b)	14,466	63,900
Valeant Pharmaceuticals International, Inc. (b)	12,536	1,307,088
Vermilion Energy, Inc.	3,535	194,313

38	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada (concluded)
Yamana Gold, Inc.	28,817	$299,626

		50,023,103
Chile — 0.4%
AES Gener SA	87,214	50,951
Aguas Andinas SA, Class A	76,400	52,644
Banco de Chile	719,700	108,179
Banco de Credito e Inversiones	1,165	68,725
Banco Santander Chile	2,741,355	178,901
CAP SA	2,694	59,420
Cencosud SA	46,687	207,236
Colbun SA	280,634	72,462
Companhia Cervecerias Unidas SA	3,641	48,377
Corpbanca	4,866,076	52,098
E.CL SA	19,454	27,031
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	50,657
Empresa Nacional de Electricidad SA	130,726	182,485
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,171	67,401
Empresas CMPC SA	44,377	134,806
Empresas COPEC SA	16,869	239,541
Enersis SA	857,696	273,188
LATAM Airlines Group SA	10,938	165,376
SACI Falabella	31,554	301,143
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	3,675	111,681
Vina Concha y Toro SA	22,049	41,638

		2,493,940
China — 3.8%
Agile Property Holdings Ltd.	56,000	61,805
Agricultural Bank of China Ltd., Class H	831,000	382,959
Air China Ltd., Class H	62,000	42,019
Aluminum Corp. of China Ltd., Class H (a)(b)	136,000	50,396
Anhui Conch Cement Co., Ltd., Class H (a)	46,500	149,565
AviChina Industry & Technology Co., Ltd., Class H (a)	72,000	36,802
Bank of China Ltd., Class H	2,986,000	1,364,508
Bank of Communications Co., Ltd., Class H	332,700	244,733
BBMG Corp., Class H	39,500	26,492
Beijing Capital International Airport Co., Ltd., Class H	64,000	41,959
Beijing Enterprises Holdings Ltd.	17,500	126,535
Belle International Holdings Ltd. (a)	200,000	290,792
Brilliance China Automotive Holdings Ltd. (b)	114,000	171,411
Byd Co., Ltd., Class H (a)(b)	18,000	80,491
China Agri-Industries Holdings Ltd.	94,100	44,466
China BlueChemical Ltd., Class H	70,000	41,312
China Citic Bank Corp. Ltd., Class H	326,000	169,307
China Coal Energy Co., Ltd., Class H	159,000	95,237
China Communications Construction Co., Ltd., Class H	169,000	133,621
China Communications Services Corp. Ltd., Class H	92,000	53,777
China Construction Bank Corp., Class H	2,946,000	2,270,401
China COSCO Holdings Co., Ltd., Class H (a)(b)	92,500	45,907
China International Marine Containers Group Co., Ltd., Class H	25,600	45,955
China Life Insurance Co., Ltd., Class H	304,000	787,279
China Longyuan Power Group Corp., Class H	107,000	111,203
China Mengniu Dairy Co., Ltd.	52,000	233,259
China Merchants Bank Co., Ltd., Class H	205,078	373,432
China Merchants Holdings International Co., Ltd.	58,000	211,256
China Minsheng Banking Corp. Ltd., Class H (a)	202,500	242,758
China Mobile Ltd.	244,500	2,751,149
China National Building Material Co., Ltd., Class H (a)	112,000	107,768
China Oilfield Services Ltd., Class H	60,000	150,579
China Overseas Land & Investment Ltd.	170,000	502,782
China Pacific Insurance Group Co., Ltd., Class H	102,000	366,165
China Petroleum & Chemical Corp., Class H	1,048,400	821,810
China Railway Construction Corp. Ltd., Class H	71,000	75,201
China Railway Group Ltd., Class H	145,000	79,495
China Resources Cement Holdings Ltd.	64,000	42,573
China Resources Enterprise Ltd.	44,000	140,018
China Resources Land Ltd. (a)	80,000	227,969
China Resources Power Holdings Co., Ltd.	86,000	204,653
China Shanshui Cement Group Ltd.	59,000	22,781
China Shenhua Energy Co., Ltd., Class H	142,500	434,943
China Shipping Container Lines Co., Ltd., Class H (b)	122,000	31,999

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	39

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (continued)
China Southern Airlines Co., Ltd., Class H	70,000	$26,099
China Taiping Insurance Holdings Co., Ltd. (b)	35,400	50,628
China Telecom Corp. Ltd., Class H	524,000	258,755
China Unicom Hong Kong Ltd.	204,000	316,544
China Vanke Co., Ltd., Class B	46,100	84,017
Chongqing Rural Commercial Bank, Class H	79,000	38,121
CITIC Pacific Ltd. (a)	47,000	61,023
CITIC Securities Co., Ltd., Class H	42,000	84,384
CNOOC Ltd.	730,000	1,478,891
COSCO Pacific Ltd.	56,000	85,744
Country Garden Holdings Co., Ltd.	168,129	108,214
CSR Corp. Ltd., Class H	63,000	44,030
Daphne International Holdings Ltd. (a)	38,000	23,208
Datang International Power Generation Co., Ltd., Class H (a)	106,000	46,795
Dongfeng Motor Group Co., Ltd., Class H	104,000	158,214
ENN Energy Holdings Ltd.	28,000	155,781
Evergrande Real Estate Group Ltd. (b)	238,000	99,665
GCL-Poly Energy Holdings Ltd. (b)	319,000	92,349
Golden Eagle Retail Group Ltd. (a)	22,000	34,352
GOME Electrical Appliances Holding, Ltd.	407,000	52,025
Great Wall Motor Co., Ltd., Class H (a)	39,500	214,576
Guangzhou Automobile Group Co., Ltd., Class H	78,000	84,634
Guangzhou R&F Properties Co., Ltd., Class H	32,400	50,635
Haitong Securities Co., Ltd., Class H	45,600	68,157
Hengan International Group Co., Ltd.	32,000	374,473
Huaneng Power International, Inc., Class H	124,000	124,150
Industrial & Commercial Bank of China Ltd., Class H	3,006,000	2,101,073
Inner Mongolia Yitai Coal Co., Class B	41,600	83,435
Intime Retail Group Co., Ltd.	37,000	40,503
Jiangsu Expressway Co., Ltd., Class H (a)	48,000	56,628
Jiangxi Copper Co., Ltd., Class H	71,000	140,233
Kingboard Chemical Holdings, Ltd.	28,200	72,610
Kunlun Energy Co., Ltd.	148,000	207,270
Lenovo Group Ltd.	270,000	282,988
Longfor Properties Co., Ltd. (a)	48,500	77,093
New China Life Insurance Co., Ltd., Class H (b)	20,900	60,018
Parkson Retail Group Ltd. (a)	50,000	21,024
People’s Insurance Co. Group of China Ltd., Class H	248,000	116,563
PetroChina Co., Ltd., Class H	846,000	932,189
PICC Property & Casualty Co., Ltd., Class H	112,800	153,136
Ping An Insurance (Group) Co. of China Ltd., Class H	76,500	569,467
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	64,000	62,830
Shanghai Electric Group Co., Ltd., Class H	104,000	37,066
Shanghai Industrial Holdings, Ltd.	22,000	72,959
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	29,400	56,529
Shimao Property Holdings Ltd.	51,500	118,520
Shougang Fushan Resources Group, Ltd.	102,000	34,398
Sinopec Shanghai Petrochemical Co., Ltd., Class H (b)	82,000	30,596
Sinopharm Group Co., Ltd., Class H	41,200	103,410
SOHO China Ltd.	65,000	56,012
Tencent Holdings Ltd.	41,100	2,161,389
Tingyi Cayman Islands Holding Corp.	76,000	201,590
Tsingtao Brewery Co., Ltd., Class H	14,000	106,604
Uni-President China Holdings Ltd.	38,000	37,892
Want Want China Holdings Ltd. (a)	254,000	386,252
Weichai Power Co., Ltd., Class H	19,200	75,129
Wumart Stores, Inc., Class H (a)	18,000	32,096
Yantai Changyu Pioneer Wine Co., Ltd., Class B	8,800	30,033
Yanzhou Coal Mining Co., Ltd., Class H (a)	70,000	68,595
Zhaojin Mining Industry Co., Ltd., Class H	31,500	28,188
Zhejiang Expressway Co., Ltd., Class H	58,000	53,517
Zhongsheng Group Holdings Ltd. (a)	17,500	27,579
Zhuzhou CSR Times Electric Co., Ltd., Class H	17,000	55,397
Zijin Mining Group Co., Ltd., Class H (a)	254,000	61,221
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (a)	45,400	39,435
ZTE Corp., Class H (b)	24,400	50,488

		27,006,941

40	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Colombia — 0.3%
Almacenes Exito SA	9,101	$155,734
Banco Davivienda SA, Preference Shares	3,212	42,663
Bancolombia SA	7,997	112,847
Bancolombia SA, Preference Shares	13,124	188,775
Cementos Argos SA	14,812	77,701
Corp. Financiera Colombiana SA	2,787	57,252
Ecopetrol SA	209,319	480,943
Grupo Argos SA	11,794	139,452
Grupo Argos SA, Preference Shares	5,485	64,452
Grupo Aval Acciones y Valores SA, Preference Shares	56,581	41,257
Grupo de Inversiones Suramericana SA	8,840	176,773
Grupo de Inversiones Suramericana SA, Preference Shares	3,872	78,322
Interconexion Electrica SA	14,398	71,375
Isagen SA ESP (b)	27,340	41,879

		1,729,425
Czech Republic — 0.1%
CEZ AS	7,602	196,539
Komercni Banka AS (a)	795	176,905
Telefonica Czech Republic AS	7,288	115,726

		489,170
Denmark — 0.8%
A.P. Moeller - Maersk A/S, Class A	20	172,887
A.P. Moeller - Maersk A/S, Class B	57	522,871
Carlsberg A/S, Class B	4,200	432,864
Coloplast A/S, Class B	4,578	260,748
Danske Bank A/S (b)	25,622	552,534
DSV A/S	7,422	210,610
Novo Nordisk A/S, Class B	15,892	2,691,539
Novozymes A/S, Class B	9,105	348,470
TDC A/S	29,190	246,996
Tryg A/S	1,050	96,727
William Demant Holding A/S (a)(b)	1,252	115,748

		5,651,994
Egypt — 0.0%
Commercial International Bank SAE	20,872	115,082
National Societe Generale Bank SAE	1,742	6,881
Orascom Telecom Holding SAE (b)	105,421	67,395
Talaat Moustafa Group (b)	45,960	33,615
Telecom Egypt Co.	12,924	25,493

		248,466
Finland — 0.6%
Elisa OYJ	7,415	177,064
Fortum OYJ	18,027	406,925
Kesko OYJ, Class B	2,322	69,742
Kone OYJ, Class B	5,787	516,909
Metso OYJ (a)	6,040	237,371
Neste Oil OYJ	4,867	107,720
Nokia OYJ (b)	149,625	978,835
Nokian Renkaat OYJ	4,281	217,656
Orion OYJ, Class B	3,591	90,613
Pohjola Bank PLC, Class A	5,049	84,144
Sampo OYJ, Class A	17,499	752,745
Stora Enso OYJ, Class R	21,490	182,231
UPM-Kymmene OYJ	19,540	270,359
Wartsila OYJ (a)	6,573	297,340

		4,389,654
France — 6.7%
Accor SA	6,059	251,783
Aeroports de Paris (ADP)	1,049	109,827
Air Liquide SA	12,173	1,696,156
ALSTOM SA	9,051	322,128
ArcelorMittal	42,311	580,111
Arkema	2,348	261,651
AtoS	2,279	177,948
AXA SA	72,623	1,685,494
BNP Paribas SA	39,837	2,694,753
Bouygues SA	7,341	268,713
Bureau Veritas SA	7,880	248,731
Cap Gemini SA	6,291	374,119
Carrefour SA	24,128	827,584
Casino Guichard-Perrachon SA	2,103	216,780
CGG (b)	6,074	140,019
Christian Dior SA	2,155	422,948
Cie Generale des Etablissements Michelin	7,305	810,138
CNP Assurances	5,924	106,758
Compagnie de Saint-Gobain	16,628	825,288
Credit Agricole SA (b)	38,705	426,787
Danone SA	22,956	1,728,443
Dassault Systemes SA	2,398	320,069
Edenred	7,561	245,646
EDF SA	8,851	279,974
Essilor International SA	8,123	873,630
Eurazeo	1,215	78,064
Eutelsat Communications SA	4,932	155,880
Fonciere Des Regions	988	81,932
GDF Suez	53,202	1,333,550
Gecina SA	785	100,393
Groupe Eurotunnel SA, Registered Shares	20,608	187,801
ICADE	1,239	113,116
Iliad SA	883	206,063
Imerys SA	1,271	88,743

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	41

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France (concluded)
JCDecaux SA	2,294	$84,460
Kering	3,035	680,148
Klepierre	3,699	160,420
L’Oreal SA	9,737	1,671,330
Lafarge SA	7,639	533,021
Lagardere S.C.A.	4,436	144,074
Legrand SA	11,042	612,796
LVMH Moet Hennessy Louis Vuitton SA	10,226	2,015,189
Natixis	34,885	167,040
Orange SA	74,356	931,055
Pernod Ricard SA	8,479	1,052,885
Publicis Groupe	7,866	625,726
Remy Cointreau SA	981	104,515
Renault SA	7,572	603,864
Rexel SA	10,740	273,247
Safran SA	10,053	619,170
Sanofi	47,857	4,846,806
Schneider Electric SA	21,340	1,805,741
SCOR SE	5,782	191,620
SES SA	13,767	393,948
Societe BIC SA	998	116,062
Societe Generale SA	28,327	1,411,229
Sodexo	3,728	347,845
Suez Environnement Co.	10,903	176,972
Technip SA	4,082	479,236
Thales SA	3,174	174,485
Total SA	85,866	4,977,039
Unibail-Rodamco SE	3,904	968,538
Vallourec SA	4,432	265,566
Veolia Environnement SA	14,055	240,278
Vinci SA	19,051	1,109,082
Vivendi SA	47,656	1,096,244
Wendel SA	1,253	169,910
Zodiac Aerospace	1,244	198,028

		47,488,589
Germany — 6.1%
Adidas AG	8,355	906,281
Allianz SE, Registered Shares	18,165	2,857,870
Axel Springer AG (a)	1,426	79,523
BASF SE	36,636	3,513,407
Bayer AG, Registered Shares	33,041	3,896,553
Bayerische Motoren Werke AG	13,377	1,438,618
Bayerische Motoren Werke AG, Preference Shares	1,868	152,403
Beiersdorf AG	3,899	346,182
Brenntag AG	2,132	354,926
Celesio AG	3,854	86,727
Commerzbank AG (b)	38,955	448,635
Continental AG	4,522	766,595
Daimler AG, Registered Shares	38,496	3,001,531
Deutsche Bank AG, Registered Shares	40,712	1,868,731
Deutsche Boerse AG	7,731	581,824
Deutsche Lufthansa AG, Registered Shares (b)	9,551	186,322
Deutsche Post AG, Registered Shares	36,730	1,218,262
Deutsche Telekom AG, Registered Shares	112,081	1,623,306
E.ON SE	71,778	1,277,316
Fraport AG Frankfurt Airport Services Worldwide	1,400	98,236
Fresenius Medical Care AG & Co. KGaA (a)	8,399	546,061
Fresenius SE & Co. KGaA	4,909	609,790
Fuchs Petrolub SE, Preference Shares	1,284	107,471
GEA Group AG	7,967	327,438
Hannover Rueck SE	2,310	169,753
HeidelbergCement AG	5,838	451,103
Henkel AG & Co. KGaA	4,720	418,159
Henkel AG & Co. KGaA, Preference Shares	7,349	757,372
Hochtief AG (a)	1,125	98,204
Hugo Boss AG	1,198	154,934
Infineon Technologies AG	44,702	448,018
K+S AG, Registered Shares	6,453	166,818
Kabel Deutschland Holding AG	901	114,459
Lanxess AG	3,261	211,708
Linde AG	7,368	1,460,103
MAN SE	1,531	182,536
Merck KGaA	2,635	411,277
Metro AG	4,996	198,399
Muenchener Rueckversicherungs AG, Registered Shares	7,116	1,391,048
Osram Licht AG (b)	3,132	147,028
Porsche Automobil Holding SE, Preference Shares	6,095	532,055
ProSiebenSAT.1 Media AG, Registered Shares	3,986	169,323
RWE AG	19,790	673,346
RWE AG, Non-Voting Preference Shares	1,340	43,929
SAP AG	36,703	2,714,371
Siemens AG, Registered Shares	31,680	3,820,552
Suedzucker AG	3,165	93,193
Telefonica Deutschland Holding AG	10,129	79,957
ThyssenKrupp AG (b)	16,317	390,760
United Internet AG	4,333	164,186
Volkswagen AG	1,250	283,570
Volkswagen AG, Preference Shares	5,709	1,346,074

		43,386,243

42	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Greece — 0.0%
Hellenic Telecommunications Organization SA (b)	10,009	$104,161
OPAP SA	8,739	97,560

		201,721
Hong Kong — 2.3%
AAC Technologies Holdings, Inc.	28,500	129,938
AIA Group Ltd.	485,200	2,283,142
Anta Sports Products Ltd.	32,000	41,267
ASM Pacific Technology Ltd.	9,400	95,490
Bank of East Asia Ltd.	48,600	205,874
BOC Hong Kong Holdings Ltd.	145,500	467,490
Bosideng International Holdings Ltd.	104,000	25,090
Cathay Pacific Airways Ltd.	53,000	103,964
Cheung Kong Holdings Ltd.	58,000	882,952
Cheung Kong Infrastructure Holdings Ltd.	24,000	166,461
China Everbright International, Ltd.	88,000	77,860
China Everbright Ltd.	30,000	39,178
China Gas Holdings Ltd.	100,000	108,994
China Overseas Grand Oceans Group Ltd. (a)	28,000	34,132
China Resources Gas Group, Ltd.	32,000	81,946
China State Construction International Holdings Ltd.	60,000	96,739
CLP Holdings Ltd.	76,000	618,970
Dah Chong Hong Holdings Ltd. (a)	29,000	23,612
Far East Horizon Ltd.	56,000	36,955
First Pacific Co., Ltd.	86,000	95,056
Fosun International Ltd.	65,500	51,692
Franshion Properties China Ltd.	130,000	42,890
Galaxy Entertainment Group Ltd. (b)	87,000	611,351
Geely Automobile Holdings Ltd.	180,000	92,764
Greentown China Holdings Ltd.	21,000	39,700
Guangdong Investment Ltd.	84,000	72,248
Haier Electronics Group Co., Ltd.	35,000	67,880
Hang Lung Properties Ltd.	90,000	306,456
Hang Seng Bank Ltd.	29,200	476,200
Henderson Land Development Co., Ltd.	44,000	271,487
HKT Trust/HKT Ltd.	81,000	76,163
Hong Kong & China Gas Co., Ltd.	242,860	584,612
Hong Kong Exchanges & Clearing Ltd.	28,100	450,840
Hopewell Holdings Ltd.	22,500	75,375
Hutchison Whampoa Ltd. (a)	90,000	1,079,417
Hysan Development Co., Ltd.	26,000	116,076
Kerry Properties Ltd.	29,000	123,869
Lee & Man Paper Manufacturing Ltd.	71,000	41,610
Li & Fung Ltd.	236,000	343,759
The Link REIT	89,500	437,577
MGM China Holdings Ltd. (a)	39,200	130,376
MTR Corp.	86,000	340,501
New World Development Co., Ltd.	147,000	220,926
Nine Dragons Paper Holdings Ltd.	59,000	41,697
NWS Holdings Ltd.	51,000	79,279
Orient Overseas International Ltd.	8,000	47,038
PCCW Ltd.	141,000	62,386
Poly Property Group Co., Ltd.	74,000	44,605
Power Assets Holdings Ltd.	52,500	470,040
Sands China Ltd.	94,000	581,908
Shangri-La Asia Ltd.	62,000	102,714
Shenzhou International Group Holdings, Ltd.	20,000	64,976
Shui On Land, Ltd. (a)	158,166	50,947
Sihuan Pharmaceutical Holdings Group, Ltd.	70,000	48,019
Sino Biopharmaceutical Ltd.	116,000	78,632
Sino Land Co., Ltd.	120,800	177,973
Sino-Ocean Land Holdings, Ltd.	104,000	61,177
SJM Holdings Ltd.	73,000	205,696
Sun Art Retail Group Ltd.	82,500	118,390
Sun Hung Kai Properties Ltd.	66,000	898,318
Swire Pacific Ltd., Class A	26,500	317,881
Swire Properties Ltd.	47,000	131,971
Wharf Holdings Ltd.	59,000	511,227
Wheelock & Co., Ltd.	36,000	190,977
Wynn Macau Ltd.	58,800	200,990
Yingde Gases (a)	44,500	43,585
Yue Yuen Industrial Holdings Ltd.	27,000	75,376
Yuexiu Property Co., Ltd.	200,000	55,067

		16,329,748
Hungary — 0.0%
Magyar Telekom Telecommunications PLC	18,500	25,751
MOL Hungarian Oil & Gas PLC	1,468	106,276
OTP Bank PLC	7,840	155,292

		287,319
Indonesia — 0.5%
PT Adaro Energy Tbk	469,000	36,459
PT Astra Agro Lestari Tbk	11,500	19,362
PT Astra International Tbk	822,500	458,266
PT Bank Central Asia Tbk	510,500	441,110
PT Bank Danamon Indonesia Tbk	126,000	43,215
PT Bank Mandiri Persero Tbk	353,000	242,400
PT Bank Negara Indonesia Persero Tbk	290,000	101,959
PT Bank Rakyat Indonesia Persero Tbk	443,000	277,122
PT Bumi Resources Tbk (b)	567,500	22,340
PT Bumi Serpong Damai	302,500	37,479

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	43

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Indonesia (concluded)
PT Charoen Pokphand Indonesia Tbk	280,000	$82,242
PT Global Mediacom Tbk	304,200	50,681
PT Gudang Garam Tbk	18,000	54,398
PT Indo Tambangraya Megah Tbk	15,500	35,203
PT Indocement Tunggal Prakarsa Tbk	56,000	87,078
PT Indofood CBP Sukses Makmur Tbk	47,500	42,061
PT Indofood Sukses Makmur Tbk	180,000	109,495
PT Indosat Tbk	52,000	18,627
PT Jasa Marga Persero Tbk	71,000	31,898
PT Kalbe Farma Tbk	914,000	93,152
PT Lippo Karawaci Tbk	780,000	73,358
PT Matahari Department Store Tbk (b)	68,500	62,131
PT Media Nusantara Citra Tbk	179,062	41,783
PT Perusahaan Gas Negara Persero Tbk	414,500	186,232
PT Semen Indonesia Persero Tbk	112,500	126,469
PT Tambang Batubara Bukit Asam Persero Tbk	29,500	32,493
PT Telekomunikasi Indonesia Persero Tbk	1,820,000	330,664
PT Unilever Indonesia Tbk	58,000	151,074
PT United Tractors Tbk	67,500	95,110
PT XL Axiata Tbk	82,000	30,116

		3,413,977
Ireland — 0.2%
Bank of Ireland (b)	787,946	223,512
CRH PLC	29,075	698,618
Elan Corp. PLC (b)	19,003	295,477
James Hardie Industries SE	15,949	158,852
Kerry Group PLC, Class A	5,468	332,549

		1,709,008
Israel — 0.3%
Bank Hapoalim BM	43,839	221,833
Bank Leumi Le-Israel BM (b)	49,528	184,161
Bezeq The Israeli Telecommunication Corp. Ltd.	81,330	149,549
Delek Group Ltd.	139	45,363
Israel Chemicals Ltd.	16,911	142,802
The Israel Corp. Ltd. (b)	89	47,022
Mizrahi Tefahot Bank Ltd.	4,765	52,465
NICE Systems Ltd.	2,195	90,962
Teva Pharmaceutical Industries Ltd.	34,091	1,288,266

		2,222,423
Italy — 1.4%
Assicurazioni Generali SpA	46,900	938,363
Atlantia SpA (a)	12,712	258,853
Banca Monte dei Paschi di Siena SpA (a)(b)	228,519	63,519
Enel Green Power SpA	69,305	148,783
Enel SpA	263,238	1,010,767
ENI SpA	101,060	2,323,184
Exor SpA	4,591	172,753
Fiat SpA (a)(b)	35,745	285,252
Finmeccanica SpA (a)(b)	14,484	86,711
Intesa Sanpaolo SpA	466,909	965,814
Luxottica Group SpA	6,330	335,439
Mediobanca SpA	20,255	141,513
Pirelli & C SpA	8,377	109,079
Prysmian SpA	8,126	199,251
Saipem SpA	10,988	238,677
Snam SpA	81,958	415,370
Telecom Italia SpA	441,126	362,953
Telecom Italia SpA, Non-Convertible Savings Shares	210,100	139,627
Tenaris SA	17,928	419,410
Terna - Rete Elettrica Nazionale SpA	57,578	259,929
UniCredit SpA	174,835	1,116,466
Unione di Banche Italiane ScpA	34,057	172,565

		10,164,278
Japan — 15.4%
ABC-Mart, Inc. (a)	900	43,910
Acom Co., Ltd. (b)	13,800	52,178
Advantest Corp.	5,700	66,153
Aeon Co., Ltd.	25,200	347,836
Aeon Credit Financial Service Co., Ltd.	2,700	85,047
Aeon Mall Co., Ltd. (a)	4,990	148,538
Air Water, Inc.	8,000	118,233
Aisin Seiki Co., Ltd.	8,200	351,543
Ajinomoto Co. Inc.	24,000	315,772
Alfresa Holdings Corp.	1,600	82,613
All Nippon Airways Co., Ltd. (a)	48,000	104,775
Amada Co., Ltd.	14,000	126,525
Aozora Bank Ltd.	39,000	115,821
Asahi Glass Co., Ltd. (a)	38,000	236,101
Asahi Group Holdings Ltd.	16,000	421,210
Asahi Kasei Corp.	47,000	354,967
Asics Corp.	6,300	108,878
Astellas Pharma, Inc.	17,700	904,115
The Bank of Kyoto Ltd.	16,000	140,958
The Bank of Yokohama Ltd.	45,000	258,079
Benesse Holdings, Inc.	2,400	87,292
Bridgestone Corp. (a)	26,500	971,184
Brother Industries Ltd.	8,400	95,107
Calbee, Inc. (a)	3,200	92,862
Canon, Inc.	45,800	1,466,485

44	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Casio Computer Co., Ltd.	8,500	$78,915
Central Japan Railway Co.	5,700	731,622
The Chiba Bank Ltd.	28,000	205,057
Chiyoda Corp. (a)	6,000	72,402
Chubu Electric Power Co. Inc.	26,200	359,891
Chugai Pharmaceutical Co., Ltd.	8,500	174,795
The Chugoku Bank Ltd.	6,000	84,518
The Chugoku Electric Power Co., Inc. (a)	11,100	176,665
Citizen Holdings Co., Ltd. (a)	10,900	76,738
Coca-Cola West Co., Ltd.	2,200	43,967
Cosmo Oil Co., Ltd. (b)	19,000	35,663
Credit Saison Co., Ltd.	6,000	163,389
Dai Nippon Printing Co., Ltd.	25,000	265,055
The Dai-ichi Life Insurance Co., Ltd.	34,400	492,640
Daicel Corp.	15,000	135,695
Daido Steel Co., Ltd.	9,000	52,990
Daihatsu Motor Co., Ltd. (a)	7,000	136,035
Daiichi Sankyo Co., Ltd.	28,000	508,521
Daikin Industries Ltd. (a)	9,700	517,726
Dainippon Sumitomo Pharma Co., Ltd.	5,600	76,529
Daito Trust Construction Co., Ltd. (a)	2,800	280,205
Daiwa House Industry Co., Ltd.	24,000	453,382
Daiwa Securities Group, Inc.	68,000	613,676
Dena Co., Ltd. (a)	4,000	81,417
Denso Corp. (a)	19,700	924,361
Dentsu, Inc.	9,100	347,141
Don Quijote Co., Ltd.	1,900	119,092
East Japan Railway Co.	13,800	1,189,349
Eisai Co., Ltd.	10,600	431,388
Electric Power Development Co., Ltd.	5,300	173,048
FamilyMart Co., Ltd. (a)	2,000	86,627
FANUC Corp.	7,600	1,259,526
Fast Retailing Co., Ltd. (a)	2,200	829,731
Fuji Electric Co., Ltd.	19,000	77,722
Fuji Heavy Industries Ltd.	24,000	668,775
FUJIFILM Holdings Corp.	19,200	462,717
Fujitsu Ltd.	71,000	265,769
Fukuoka Financial Group, Inc.	31,000	140,368
Furukawa Electric Co., Ltd. (a)	28,000	64,762
Gree, Inc. (a)	4,900	38,135
GungHo Online Entertainment, Inc. (a)(b)	130	101,801
The Gunma Bank Ltd. (a)	13,000	76,293
The Hachijuni Bank Ltd.	15,000	93,374
Hakuhodo DY Holdings, Inc.	9,000	67,065
Hamamatsu Photonics KK	2,500	94,421
Hankyu Hanshin Holdings, Inc.	43,000	239,000
Hino Motors Ltd. (a)	10,000	148,204
Hirose Electric Co., Ltd.	1,100	169,323
The Hiroshima Bank Ltd.	19,000	81,084
Hisamitsu Pharmaceutical Co., Inc. (a)	2,200	122,960
Hitachi Chemical Co., Ltd.	3,400	54,887
Hitachi Construction Machinery Co., Ltd. (a)	4,300	96,765
Hitachi High-Technologies Corp. (a)	2,600	58,526
Hitachi Ltd.	194,000	1,285,491
Hitachi Metals Ltd. (a)	6,000	73,942
Hokkaido Electric Power Co., Inc. (a)(b)	7,300	98,529
Hokuhoku Financial Group, Inc.	42,000	88,364
Hokuriku Electric Power Co. (a)	6,400	93,659
Honda Motor Co., Ltd.	65,200	2,492,125
Hoya Corp. (a)	18,500	437,612
Hulic Co., Ltd. (a)	11,400	171,384
Ibiden Co., Ltd.	4,800	78,776
Idemitsu Kosan Co., Ltd.	900	78,006
IHI Corp. (a)	51,000	215,660
Inpex Corp.	39,600	468,016
Isetan Mitsukoshi Holdings Ltd.	13,400	199,218
Isuzu Motors Ltd. (a)	49,000	324,818
ITOCHU Corp.	60,500	745,311
Itochu Techno-Solutions Corp.	1,000	35,586
The Iyo Bank Ltd.	10,000	105,005
J. Front Retailing Co., Ltd.	18,000	146,207
Japan Airlines Co., Ltd.	2,400	145,425
Japan Exchange Group, Inc.	9,500	211,239
Japan Petroleum Exploration Co.	1,200	51,698
Japan Prime Realty Investment Corp. (a)	28	98,349
Japan Real Estate Investment Corp.	22	256,504
Japan Retail Fund Investment Corp.	75	154,426
The Japan Steel Works Ltd. (a)	11,000	64,050
Japan Tobacco, Inc.	44,100	1,589,794
JFE Holdings, Inc.	19,900	518,855
JGC Corp. (a)	8,000	289,638
The Joyo Bank Ltd.	25,000	134,486
JSR Corp. (a)	6,800	126,519
JTEKT Corp.	8,300	114,153
JX Holdings, Inc.	91,800	477,084
Kajima Corp. (a)	31,000	126,270
Kamigumi Co., Ltd.	17,000	144,729
Kaneka Corp.	16,000	104,671
The Kansai Electric Power Co. Inc. (b)	29,100	374,345
Kansai Paint Co., Ltd.	9,000	119,603
Kao Corp.	21,000	655,805
Kawasaki Heavy Industries Ltd.	53,000	230,806
KDDI Corp.	21,500	1,104,884
Keikyu Corp. (a)	17,000	160,954

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	45

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Keio Corp.	21,000	$150,842
Keisei Electric Railway Co., Ltd. (a)	10,000	104,400
Keyence Corp.	1,820	692,498
Kikkoman Corp.	6,000	110,013
Kinden Corp.	5,000	53,959
Kintetsu Corp.	76,000	283,765
Kirin Holdings Co., Ltd.	36,000	525,606
Kobe Steel Ltd. (b)	91,000	169,626
Koito Manufacturing Co., Ltd.	3,000	57,210
Komatsu Ltd. (a)	37,900	946,324
Konami Corp. (a)	4,000	92,494
Konica Minolta Holdings, Inc.	17,000	143,204
Kubota Corp.	44,000	639,498
Kuraray Co., Ltd. (a)	15,800	189,907
Kurita Water Industries Ltd. (a)	4,100	87,120
Kyocera Corp.	13,400	714,587
Kyowa Hakko Kirin Co., Ltd. (a)	10,000	102,968
Kyushu Electric Power Co. Inc. (b)	16,400	234,657
Lawson, Inc.	2,500	196,011
LIXIL Group Corp. (a)	10,300	212,334
M3, Inc.	31	85,965
Mabuchi Motor Co., Ltd. (a)	1,800	95,157
Makita Corp.	4,300	250,532
Marubeni Corp.	69,000	545,680
Marui Group Co., Ltd. (a)	9,000	84,562
Maruichi Steel Tube Ltd.	1,400	34,837
Mazda Motor Corp. (a)(b)	110,000	494,487
McDonald’s Holdings Co. Japan Ltd.	2,500	68,874
Medipal Holdings Corp.	5,000	61,771
Meiji Holdings Co., Ltd.	2,200	120,585
Miraca Holdings, Inc.	2,000	89,384
Mitsubishi Chemical Holdings Corp.	50,000	234,288
Mitsubishi Corp.	56,300	1,143,105
Mitsubishi Electric Corp.	78,000	823,049
Mitsubishi Estate Co., Ltd.	50,000	1,481,786
Mitsubishi Gas Chemical Co. Inc.	15,000	126,405
Mitsubishi Heavy Industries Ltd.	123,000	709,312
Mitsubishi Logistics Corp. (a)	4,000	60,652
Mitsubishi Materials Corp.	44,000	182,318
Mitsubishi Motors Corp. (a)(b)	17,200	191,097
Mitsubishi Tanabe Pharma Corp.	7,900	110,873
Mitsubishi UFJ Financial Group, Inc.	511,500	3,280,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	20,300	107,918
Mitsui & Co., Ltd. (a)	70,700	1,030,943
Mitsui Chemicals, Inc. (a)	35,000	96,303
Mitsui Fudosan Co., Ltd.	34,000	1,148,158
Mitsui OSK Lines Ltd. (a)(b)	41,000	185,724
Mizuho Financial Group, Inc. (a)	923,500	2,007,645
MS&AD Insurance Group Holdings, Inc.	20,100	526,834
Murata Manufacturing Co., Ltd.	8,200	628,154
Nabtesco Corp. (a)	4,100	100,204
Namco Bandai Holdings, Inc.	6,100	114,065
NEC Corp.	89,000	206,770
Nexon Co., Ltd.	4,300	52,556
NGK Insulators Ltd. (a)	10,000	152,354
NGK Spark Plug Co., Ltd. (a)	8,000	177,552
NHK Spring Co., Ltd.	5,600	57,531
Nidec Corp. (a)	3,900	328,587
Nikon Corp. (a)	13,800	241,898
Nintendo Co., Ltd. (a)	4,400	498,362
Nippon Building Fund, Inc.	27	335,004
Nippon Electric Glass Co., Ltd.	14,000	75,182
Nippon Express Co., Ltd.	30,000	150,746
Nippon Meat Packers, Inc. (a)	7,000	100,470
Nippon Prologis REIT, Inc. (a)	11	110,227
Nippon Steel & Sumitomo Metal	306,475	1,043,865
Nippon Telegraph & Telephone Corp.	17,500	910,886
Nippon Yusen KK (a)	61,000	193,446
The Nishi-Nippon City Bank Ltd.	22,000	60,047
Nissan Motor Co., Ltd.	98,900	998,171
Nisshin Seifun Group, Inc.	13,200	133,424
Nissin Foods Holdings Co., Ltd. (a)	2,100	86,298
Nitori Holdings Co., Ltd.	1,300	119,048
Nitto Denko Corp. (a)	6,400	417,368
NKSJ Holdings, Inc.	13,200	340,503
NOK Corp. (a)	3,600	56,224
Nomura Holdings, Inc.	145,900	1,141,189
Nomura Real Estate Holdings, Inc. (a)	4,900	120,981
Nomura Real Estate Office Fund, Inc. (a)	12	61,694
Nomura Research Institute Ltd.	3,700	128,537
NSK Ltd. (a)	18,000	184,640
NTT Data Corp.	4,800	162,451
NTT DoCoMo, Inc. (a)	61,000	988,453
NTT Urban Development Corp. (a)	4,700	61,966
Obayashi Corp.	24,000	143,615
Odakyu Electric Railway Co., Ltd.	24,000	238,908
Oji Holdings Corp. (a)	32,000	150,458
Olympus Corp. (b)	9,700	296,298
Omron Corp.	7,800	282,546
Ono Pharmaceutical Co., Ltd.	3,100	190,475
Oracle Corp. Japan	1,400	52,227
Oriental Land Co., Ltd. (a)	2,000	330,728
ORIX Corp. (a)	50,700	828,840
Osaka Gas Co., Ltd. (a)	79,000	336,769
Otsuka Corp.	700	89,572
Otsuka Holdings Co., Ltd.	14,700	426,236
Panasonic Corp. (b)	89,500	866,425

46	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Park24 Co., Ltd. (a)	3,700	$65,840
Rakuten, Inc.	29,600	449,314
Resona Holdings, Inc. (a)	71,400	366,568
Ricoh Co., Ltd.	26,000	301,273
Rinnai Corp.	1,700	126,334
Rohm Co., Ltd. (a)	3,700	152,576
Sankyo Co., Ltd.	1,700	83,126
Sanrio Co., Ltd. (a)	1,900	117,113
Santen Pharmaceutical Co., Ltd.	2,900	140,829
SBI Holdings, Inc. (a)	8,550	110,967
Secom Co., Ltd. (a)	8,900	557,833
Sega Sammy Holdings, Inc.	7,600	219,295
Sekisui Chemical Co., Ltd.	16,000	163,202
Sekisui House Ltd. (a)	22,000	296,769
Seven & I Holdings Co., Ltd.	30,300	1,110,797
Seven Bank Ltd. (a)	23,600	79,057
Sharp Corp. (a)(b)	39,000	143,828
Shikoku Electric Power Co. Inc. (a)(b)	7,000	119,234
Shimadzu Corp. (a)	9,000	85,481
Shimamura Co., Ltd. (a)	900	89,609
Shimano, Inc.	3,000	268,292
Shimizu Corp.	21,000	102,605
Shin-Etsu Chemical Co., Ltd.	16,600	1,018,511
Shinsei Bank Ltd. (a)	66,000	161,083
Shionogi & Co., Ltd.	12,300	258,931
Shiseido Co., Ltd. (a)	14,800	266,569
The Shizuoka Bank Ltd.	25,000	285,186
Showa Denko KK (a)	62,000	84,275
Showa Shell Sekiyu KK	7,100	79,540
SMC Corp. (a)	2,200	525,064
Softbank Corp.	38,500	2,673,728
Sojitz Corp.	50,200	98,579
Sony Corp. (a)	40,700	873,619
Sony Financial Holdings, Inc. (a)	6,100	112,071
Stanley Electric Co., Ltd. (a)	5,100	108,736
Sumco Corp. (a)	4,300	35,085
Sumitomo Chemical Co., Ltd.	56,000	214,283
Sumitomo Corp. (a)	45,900	620,369
Sumitomo Electric Industries Ltd.	29,000	421,791
Sumitomo Heavy Industries Ltd. (a)	23,000	104,890
Sumitomo Metal Mining Co., Ltd. (a)	20,000	284,204
Sumitomo Mitsui Financial Group, Inc.	50,900	2,464,856
Sumitomo Mitsui Trust Holdings, Inc.	135,000	670,958
Sumitomo Realty & Development Co., Ltd.	15,000	714,936
Sumitomo Rubber Industries Ltd. (a)	6,100	94,418
Suntory Beverage & Food Ltd. (a)(b)	5,300	178,743
Suruga Bank Ltd. (a)	7,000	120,671
Suzuken Co., Ltd.	2,500	82,343
Suzuki Motor Corp.	15,200	366,348
Sysmex Corp.	2,900	185,455
T&D Holdings, Inc.	22,400	278,145
Taiheiyo Cement Corp. (a)	49,000	214,270
Taisei Corp.	36,000	177,189
Taisho Pharmaceutical Holdings Co., Ltd. (a)	1,300	85,848
Taiyo Nippon Sanso Corp.	8,000	53,774
Takashimaya Co., Ltd.	10,000	94,044
Takeda Pharmaceutical Co., Ltd.	31,700	1,497,191
TDK Corp.	5,000	196,973
Teijin Ltd. (a)	35,000	80,895
Terumo Corp. (a)	6,000	308,881
THK Co., Ltd. (a)	4,400	98,007
Tobu Railway Co., Ltd. (a)	37,000	195,647
Toho Co., Ltd. (a)	4,400	91,872
Toho Gas Co., Ltd. (a)	16,000	83,867
Tohoku Electric Power Co. Inc. (a)(b)	17,000	209,415
Tokio Marine Holdings, Inc.	28,000	917,981
The Tokyo Electric Power Co. Inc. (b)	59,100	368,184
Tokyo Electron Ltd. (a)	7,100	381,975
Tokyo Gas Co., Ltd. (a)	100,000	548,492
Tokyo Tatemono Co., Ltd.	16,000	147,108
Tokyu Corp.	43,000	307,319
Tokyu Land Corp.	16,000	165,624
TonenGeneral Sekiyu KK	10,000	92,499
Toppan Printing Co., Ltd.	22,000	177,802
Toray Industries, Inc.	62,000	408,864
Toshiba Corp.	163,000	734,593
Toto Ltd.	12,000	168,334
Toyo Seikan Kaisha Ltd. (a)	6,100	120,215
Toyo Suisan Kaisha Ltd.	4,000	117,443
Toyoda Gosei Co., Ltd.	2,300	56,861
Toyota Boshoku Corp. (a)	2,400	32,250
Toyota Industries Corp.	7,200	311,761
Toyota Motor Corp.	110,600	7,093,609
Toyota Tsusho Corp. (a)	9,400	246,479
Trend Micro, Inc. (a)	4,300	160,685
Tsumura & Co.	2,200	64,579
Ube Industries Ltd.	41,000	77,449
Unicharm Corp.	4,800	280,901
United Urban Investment Corp.	85	129,685
USS Co., Ltd.	7,800	112,938
West Japan Railway Co.	6,400	274,398
Yahoo! Japan Corp. (a)	56,000	318,627
Yakult Honsha Co., Ltd.	3,400	170,706
Yamada Denki Co., Ltd. (a)	32,800	97,017
Yamaguchi Financial Group, Inc. (a)	7,000	68,871

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	47

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Yamaha Corp.	6,100	$87,401
Yamaha Motor Co., Ltd. (a)	10,600	155,907
Yamato Holdings Co., Ltd.	13,600	307,149
Yamato Kogyo Co., Ltd. (a)	1,300	48,377
Yamazaki Baking Co., Ltd.	4,000	43,200
Yaskawa Electric Corp. (a)	9,000	127,143
Yokogawa Electric Corp. (a)	8,500	121,401
The Yokohama Rubber Co., Ltd. (a)	7,000	69,330

		108,680,405
Malaysia — 0.8%
AirAsia Bhd	44,500	34,949
Alliance Financial Group Bhd	72,300	111,109
AMMB Holdings Bhd	68,800	156,539
Astro Malaysia Holdings Bhd	56,600	50,707
Axiata Group Bhd	96,300	203,332
Berjaya Sports Toto Bhd	14,208	17,922
British American Tobacco (Malaysia) Bhd	4,500	88,703
Bumi Armada Bhd (b)	43,400	51,946
CIMB Group Holdings Bhd	185,600	427,678
DiGi.Com Bhd	151,300	225,599
Felda Global Ventures Holdings Bhd	44,500	57,365
Gamuda Bhd	59,100	83,359
Genting Bhd	88,500	282,411
Genting Malaysia Bhd	138,700	179,671
Genting Plantations Bhd	10,000	28,849
Hong Leong Bank Bhd	20,540	88,083
Hong Leong Financial Group Bhd	7,000	31,172
IHH Healthcare Bhd (b)	99,400	126,591
IJM Corp. Bhd	45,600	80,763
IOI Corp. Bhd	120,000	197,554
Kuala Lumpur Kepong Bhd	21,500	149,072
Lafarge Malaysia Bhd	15,000	43,350
Malayan Banking Bhd	174,200	525,576
Malaysia Airports Holdings Bhd	20,900	48,667
Maxis Communications Bhd	83,900	180,157
MISC Bhd (b)	41,900	65,825
MMC Corp. Bhd	32,500	25,832
Parkson Holdings Bhd	24,900	29,335
Petronas Chemicals Group Bhd	104,700	220,055
Petronas Dagangan Bhd	8,900	79,184
Petronas Gas Bhd	27,400	184,998
PPB Group Bhd	17,800	77,681
Public Bank Bhd	40,800	221,699
RHB Capital Bhd	24,900	57,733
Sapurakencana Petroleum Bhd (b)	138,600	156,949
Sime Darby Bhd	104,200	303,831
Telekom Malaysia Bhd	35,000	56,266
Tenaga Nasional Bhd	118,600	328,703
UEM Land Holdings Bhd	54,900	42,965
UMW Holdings Bhd	17,800	64,541
YTL Corp. Bhd	168,360	79,548
YTL Power International Bhd	85,100	46,481

		5,512,750
Mexico — 1.1%
Alfa SAB de CV, Series A	107,300	289,205
America Movil SAB de CV, Series L	1,483,700	1,473,555
Arca Continental SAB de CV	11,972	74,597
Cemex SAB de CV CPO (b)	469,000	525,271
Coca-Cola Femsa SAB de CV, Series L	15,600	196,563
Compartamos SAB de CV	43,600	81,408
Controladora Comercial Mexicana SAB de CV	12,600	53,213
El Puerto de Liverpool SAB de CV, Series C1	6,800	76,782
Fibra Uno Administracion SA de CV	49,000	135,738
Fomento Economico Mexicano SAB de CV	80,200	778,135
Genomma Lab Internacional SAB de CV, Series B (b)	30,800	70,309
Grupo Aeroportuario del Pacifico SAB de CV, Series B	11,400	58,152
Grupo Aeroportuario del Sureste SAB de CV, Series B	7,900	86,330
Grupo Bimbo SAB de CV, Series A	64,400	200,194
Grupo Carso SAB de CV, Series A1	20,000	106,834
Grupo Comercial Chedraui SA de CV	10,900	34,508
Grupo Financiero Banorte SAB de CV, Series O	101,800	635,633
Grupo Financiero Inbursa SAB de CV, Series O	101,400	232,323
Grupo Financiero Santander Mexico SAB de CV, Series B	68,000	188,163
Grupo Mexico SAB de CV, Series B	160,823	480,644
Grupo Televisa SAB CPO	112,400	628,313
Industrias CH SAB de CV, Series B (b)	6,800	40,261
Industrias Penoles SAB de CV	5,120	150,543
Kimberly-Clark de Mexico SAB de CV, Series A	59,000	171,778
Mexichem SAB de CV	37,730	164,444
Minera Frisco SAB de CV, Series A1 (b)	22,100	57,151
OHL Mexico SAB de CV (b)	21,600	57,014
Wal-Mart de Mexico SAB de CV, Series V	223,000	586,398

		7,633,459
Morocco — 0.0%
Attijariwafa Bank	1,114	42,629

48	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Morocco (concluded)
Douja Promotion Groupe Addoha SA	3,524	$19,993
Maroc Telecom SA	2,714	31,124

		93,746
Netherlands — 2.2%
Aegon NV	68,812	509,156
Akzo Nobel NV	9,710	637,953
ASML Holding NV	14,305	1,412,976
CNH Industrial NV (b)	34,942	448,132
Corio NV	2,749	118,420
Delta Lloyd NV	7,455	158,795
European Aeronautic Defence and Space Co. NV	23,400	1,491,099
Fugro NV CVA	2,616	159,485
Gemalto NV (a)	2,865	307,632
Gemalto NV	174	18,677
Heineken Holding NV	3,909	247,147
Heineken NV	9,113	645,627
ING Groep NV CVA (b)	153,323	1,739,753
Koninklijke Ahold NV	40,507	701,792
Koninklijke Boskalis Westminster NV (a)	2,984	132,264
Koninklijke DSM NV	5,855	441,682
Koninklijke KPN NV (b)	131,278	418,003
Koninklijke Philips Electronics NV	38,452	1,240,501
Koninklijke Vopak NV	2,556	146,482
OCI NV (b)	3,764	127,303
QIAGEN NV (b)	9,858	212,224
Randstad Holding NV	4,643	261,873
Reed Elsevier NV	28,977	582,696
STMicroelectronics NV	26,678	246,206
TNT Express NV	12,660	115,564
Unilever NV CVA	64,263	2,452,706
Wolters Kluwer NV	11,811	304,516
Ziggo NV	6,444	261,125

		15,539,789
New Zealand — 0.1%
Auckland International Airport Ltd.	34,480	94,916
Contact Energy Ltd.	14,643	65,790
Fletcher Building Ltd.	26,653	210,094
SKYCITY Entertainment Group Ltd.	23,341	77,736
Telecom Corp. of New Zealand Ltd.	69,810	134,663

		583,199
Norway — 0.6%
Aker Solutions ASA	6,717	94,321
DnB NOR ASA	39,502	599,871
Gjensidige Forsikring ASA	7,262	109,624
Norsk Hydro ASA	42,074	174,503
Orkla ASA	33,472	243,843
Seadrill Ltd.	15,696	704,957
Statoil ASA	43,224	981,755
Subsea 7 SA	10,269	213,466
Telenor ASA	26,663	609,341
Yara International ASA	7,596	313,650

		4,045,331
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	7,195	84,254
Credicorp Ltd.	2,940	377,672
Southern Copper Corp.	7,229	196,918

		658,844
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	67,710	70,070
Aboitiz Power Corp.	66,600	48,229
Alliance Global Group, Inc.	107,000	57,855
Ayala Corp.	7,580	105,371
Ayala Land, Inc.	205,100	128,273
Bank of the Philippine Islands	26,610	59,001
BDO Unibank, Inc.	54,304	93,642
DMCI Holdings, Inc.	29,000	30,674
Energy Development Corp.	253,900	31,802
Globe Telecom, Inc.	1,445	53,140
International Container Terminal Services, Inc.	25,800	57,530
Jollibee Foods Corp.	16,070	62,263
Metro Pacific Investments Corp.	452,000	46,802
Metropolitan Bank & Trust	11,063	21,107
Philippine Long Distance Telephone Co.	1,485	101,268
SM Investments Corp.	6,685	119,909
SM Prime Holdings, Inc.	237,450	87,250
Universal Robina Corp.	36,140	102,237

		1,276,423
Poland — 0.4%
Alior Bank SA (b)	1,575	45,370
Bank Handlowy w Warszawie SA	1,177	41,767
Bank Millennium SA (b)	13,346	30,535
Bank Pekao SA	5,095	291,252
Bank Zachodni WBK SA	977	108,821
BRE Bank SA	487	70,069
Cyfrowy Polsat SA (b)	6,256	42,590
Enea SA	3,084	13,986
Eurocash SA	3,355	51,655
Grupa Azoty SA	1,909	45,213
Grupa Lotos SA (b)	1,964	23,101
Jastrzebska Spolka Weglowa SA	1,221	28,610
Kernel Holding SA (b)	1,689	26,644
KGHM Polska Miedz SA	6,200	244,673
PGE SA (a)	32,086	170,933
Polski Koncern Naftowy Orlen SA	12,207	172,672

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	49

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Poland (concluded)
Polskie Gornictwo Naftowe i Gazownictwo SA	60,671	$118,958
Powszechna Kasa Oszczednosci Bank Polski SA (a)	36,655	435,538
Powszechny Zaklad Ubezpieczen SA	2,321	314,852
Synthos SA	15,178	23,178
Tauron Polska Energia SA	36,373	55,804
Telekomunikacja Polska SA	26,559	70,589

		2,426,810
Portugal — 0.1%
Banco Espirito Santo SA, Registered Shares (b)	80,654	85,821
EDP - Energias de Portugal SA	75,183	274,665
Galp Energia SGPS SA	14,641	243,580
Jeronimo Martins SGPS SA	9,361	192,101
Portugal Telecom SGPS SA, Registered Shares	25,085	113,104

		909,271
Russia — 1.3%
AK Transneft OAO, Preference Shares	62	162,372
Federal Grid Co. Unified Energy System JSC (b)	13,990,000	42,634
Federal Hydrogenerating Co. JSC	5,145,000	85,543
Gazprom OAO	474,650	2,108,959
Inter Rao Ues OAO (b)	73,700,000	25,211
LSR Group OJSC — GDR	5,986	25,410
Lukoil OAO	20,643	1,307,711
Magnit OJSC — GDR	9,639	595,000
MegaFon OAO — GDR	3,130	110,159
MMC Norilsk Nickel OJSC	1,937	279,734
Mobile Telesystems OJSC — ADR	21,995	489,609
NovaTek OAO — GDR	3,314	437,528
Rosneft OAO	47,050	382,732
Rostelecom OJSC	44,410	139,250
Sberbank of Russia	431,280	1,300,697
Sberbank of Russia, Preference Shares	43,500	100,149
Severstal OAO	8,310	72,413
Sistema JSFC — GDR	4,756	123,566
Surgutneftegas OAO	264,000	231,293
Surgutneftegas OAO, Preference Shares	265,600	191,600
Tatneft	58,850	386,228
TMK OAO — GDR	2,034	26,320
Uralkali OJSC	55,300	289,833
VTB Bank OJSC	128,820,000	169,386

		9,083,337
Singapore — 1.1%
Ascendas Real Estate Investment Trust	84,000	152,837
CapitaCommercial Trust (a)	87,000	100,446
CapitaLand Ltd.	101,000	249,044
CapitaMall Trust	100,000	156,243
CapitaMalls Asia Ltd.	60,000	93,601
City Developments Ltd.	15,000	122,949
ComfortDelGro Corp. Ltd.	106,000	166,800
DBS Group Holdings Ltd.	65,684	859,844
Genting Singapore PLC	239,000	274,016
Global Logistic Properties Ltd.	121,000	278,543
Golden Agri-Resources Ltd.	262,000	108,654
Hutchison Port Holdings Trust	202,000	157,661
Jardine Cycle & Carriage Ltd.	4,000	121,817
Keppel Corp. Ltd.	59,000	490,495
Keppel Land Ltd.	30,000	84,684
Noble Group Ltd.	168,000	124,717
Olam International Ltd. (a)	61,000	74,526
Oversea-Chinese Banking Corp.	99,000	813,559
SembCorp Industries Ltd.	40,000	168,888
SembCorp Marine Ltd.	36,000	130,143
Singapore Airlines Ltd.	19,000	158,213
Singapore Exchange Ltd.	32,000	185,359
Singapore Press Holdings Ltd. (a)	61,876	202,723
Singapore Technologies Engineering Ltd.	61,000	203,040
Singapore Telecommunications Ltd.	311,000	926,186
StarHub Ltd.	30,000	102,647
United Overseas Bank Ltd.	49,000	808,249
UOL Group Ltd.	18,000	88,370
Wilmar International Ltd.	75,000	189,588
Yangzijiang Shipbuilding Holdings Ltd.	72,000	62,911

		7,656,753
South Africa — 1.6%
African Bank Investments Ltd.	25,659	42,679
African Rainbow Minerals Ltd.	3,893	76,427
Anglo American Platinum Ltd. (b)	2,728	118,428
AngloGold Ashanti Ltd.	15,843	210,919
Aspen Pharmacare Holdings Ltd.	11,554	302,404
Assore Ltd. (a)	1,116	48,411
Barclays Africa Group, Ltd.	14,634	214,688
Barloworld Ltd.	7,909	75,074
Bidvest Group Ltd.	11,353	284,663
Discovery Ltd.	10,534	85,000
Exxaro Resources Ltd.	5,619	91,973
FirstRand Ltd.	127,924	426,680
The Foschini Group Ltd.	8,330	86,371
Gold Fields Ltd.	27,558	126,177
Growthpoint Properties Ltd.	74,884	183,849
Harmony Gold Mining Co., Ltd.	15,556	53,411

50	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Impala Platinum Holdings Ltd.	21,864	$269,965
Imperial Holdings Ltd.	7,462	162,096
Investec Ltd.	11,186	73,385
Kumba Iron Ore Ltd. (a)	3,048	140,793
Liberty Holdings Ltd.	4,153	48,423
Life Healthcare Group Holdings Ltd.	38,487	136,994
Massmart Holdings Ltd.	3,891	65,119
Mediclinic International, Ltd.	18,556	137,220
MMI Holdings Ltd.	59,088	143,571
Mr. Price Group Ltd.	9,634	133,358
MTN Group Ltd.	68,016	1,328,234
Nampak Ltd.	21,723	67,528
Naspers Ltd., Class N	15,896	1,471,681
Nedbank Group Ltd.	8,185	166,746
Netcare Ltd.	42,411	101,422
Northam Platinum Ltd. (b)	12,830	54,228
Pick n Pay Stores Ltd.	7,638	31,654
PPC Ltd.	16,592	49,907
Redefine Properties Ltd.	123,914	120,332
Remgro Ltd.	18,457	356,614
Reunert Ltd.	6,807	49,261
RMB Holdings Ltd.	24,997	114,930
RMI Holdings	25,706	68,509
Sanlam Ltd.	74,488	347,034
Sappi Ltd. (b)	17,974	45,220
Sasol Ltd.	21,878	1,044,293
Shoprite Holdings Ltd.	17,791	293,275
The Spar Group Ltd.	6,250	75,450
Standard Bank Group Ltd.	49,166	586,992
Steinhoff International Holdings Ltd. (b)	50,185	178,589
Tiger Brands Ltd.	6,185	184,282
Truworths International Ltd.	16,233	145,543
Vodacom Group Ltd.	14,018	173,899
Woolworths Holdings Ltd.	29,483	217,989

		11,011,690
South Korea — 3.3%
Amorepacific Corp.	131	110,317
Amorepacific Group	108	39,567
BS Financial Group, Inc.	6,340	94,673
Celltrion, Inc.	2,609	113,495
Cheil Industries, Inc.	1,861	158,731
Cheil Worldwide, Inc. (b)	3,810	87,883
CJ CheilJedang Corp.	288	74,094
CJ Corp.	545	58,850
Coway Co., Ltd.	2,010	111,458
Daelim Industrial Co., Ltd.	1,072	96,759
Daewoo Engineering & Construction Co., Ltd. (b)	4,240	34,274
Daewoo International Corp.	1,810	63,805
Daewoo Securities Co., Ltd.	7,690	70,375
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,430	110,324
DGB Financial Group, Inc.	5,160	77,763
Dongbu Insurance Co., Ltd.	1,630	70,066
Doosan Corp.	275	38,618
Doosan Heavy Industries & Construction Co., Ltd.	2,006	86,082
Doosan Infracore Co., Ltd. (b)	3,880	56,659
E-Mart Co., Ltd.	820	184,763
GS Engineering & Construction Corp.	1,711	59,594
GS Holdings	2,095	110,000
Halla Visteon Climate Control Corp.	1,460	55,362
Hana Financial Group, Inc.	10,611	363,663
Hankook Tire Co., Ltd.	2,976	170,048
Hanwha Chem Corp.	3,100	59,997
Hanwha Corp.	2,030	71,568
Hanwha Life Insurance Co., Ltd.	7,120	46,068
Hite Jinro Co., Ltd.	1,410	35,875
Hyosung Corp.	1,076	71,767
Hyundai Department Store Co., Ltd.	627	94,005
Hyundai Development Co-Engineering & Construction	2,140	47,872
Hyundai Engineering & Construction Co., Ltd.	2,657	152,694
Hyundai Glovis Co., Ltd.	498	97,548
Hyundai Heavy Industries Co., Ltd.	1,793	440,567
Hyundai Hysco Co., Ltd.	1,300	55,688
Hyundai Marine & Fire Insurance Co., Ltd.	2,370	64,486
Hyundai Merchant Marine Co., Ltd. (b)	2,923	48,035
Hyundai Mipo Dockyard	429	62,614
Hyundai Mobis	2,804	745,925
Hyundai Motor Co.	6,357	1,483,171
Hyundai Motor Co., Preference Shares	908	91,240
Hyundai Motor Co., Second Preference Shares	1,304	137,164
Hyundai Securities Co., Ltd.	5,100	31,728
Hyundai Steel Co.	2,080	160,036
Hyundai Wia Corp.	616	97,038
Industrial Bank of Korea	6,340	70,209
Kangwon Land, Inc.	3,940	104,456
KB Financial Group, Inc.	11,897	418,857
KCC Corp.	148	62,196
Kia Motors Corp.	10,926	663,278
Korea Aerospace Industries, Ltd.	1,410	35,171
Korea Electric Power Corp. (b)	9,890	276,759
Korea Gas Corp.	990	52,448
Korea Investment Holdings Co., Ltd.	1,590	61,266

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	51

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (continued)
Korea Zinc Co., Ltd.	352	$106,480
Korean Air Lines Co., Ltd. (b)	1,216	42,795
KT Corp.	1,200	40,190
KT&G Corp.	4,231	303,049
Kumho Petro chemical Co., Ltd.	625	59,005
LG Chem Ltd.	1,844	527,306
LG Chem Ltd., Preference Shares	179	23,318
LG Corp.	3,512	216,380
LG Display Co., Ltd. (b)	9,060	218,152
LG Electronics, Inc.	4,691	310,839
LG Household & Health Care Ltd.	359	182,213
LG Innotek Co., Ltd. (b)	412	32,887
LG Uplus Corp. (b)	7,600	81,695
Lotte Chemical Corp.	696	128,513
Lotte Confectionery Co., Ltd.	24	38,077
Lotte Shopping Co., Ltd.	441	156,093
LS Corp.	758	54,615
LS Industrial Systems Co., Ltd.	737	44,581
Mirae Asset Securities Co., Ltd.	940	32,155
NAVER Corp.	1,148	594,664
NCSoft Corp.	636	113,120
NHN Entertainment Corp. (b)	496	54,461
OCI Co., Ltd.	610	97,925
Orion Corp.	140	124,108
POSCO	2,794	827,672
S-Oil Corp.	1,820	131,936
S1 Corp.	802	48,259
Samsung C&T Corp.	4,814	279,418
Samsung Card Co.	1,760	65,514
Samsung Electro-Mechanics Co., Ltd.	2,209	177,307
Samsung Electronics Co., Ltd.	4,424	5,627,299
Samsung Electronics Co., Ltd., Preference Shares	845	688,766
Samsung Engineering Co., Ltd.	1,226	94,161
Samsung Fire & Marine Insurance Co., Ltd.	1,369	314,295
Samsung Heavy Industries Co., Ltd.	6,620	264,721
Samsung Life Insurance Co., Ltd.	2,325	226,125
Samsung SDI Co., Ltd.	1,321	230,205
Samsung Securities Co., Ltd.	2,130	93,217
Samsung Techwin Co., Ltd.	1,405	79,666
Shinhan Financial Group Co., Ltd.	17,486	711,458
Shinsegae Co., Ltd.	302	64,831
SK C&C Co., Ltd.	797	85,234
SK Holdings Co., Ltd.	1,005	181,432
SK Hynix, Inc. (b)	21,580	607,725
SK Innovation Co., Ltd.	2,610	354,710
SK Networks Co., Ltd.	4,560	27,669
SK Telecom Co., Ltd.	354	72,389
Woori Finance Holdings Co., Ltd.	14,240	165,628
Woori Investment & Securities Co., Ltd.	5,010	54,017
Yuhan Corp.	261	47,603

		23,440,827
Spain — 2.3%
Abertis Infraestructuras SA	16,686	324,295
Acciona SA (a)	1,048	59,746
ACS Actividades de Construccion y Servicios SA	5,704	181,636
Amadeus IT Holding SA, Class A, Class A	15,677	555,862
Banco Bilbao Vizcaya Argentaria SA	221,063	2,472,017
Banco de Sabadell SA (a)	115,889	291,803
Banco Popular Espanol SA (b)	51,553	276,750
Banco Santander SA	444,317	3,622,575
Bankia SA (b)	154,493	168,675
CaixaBank SA (a)	45,461	199,751
Cemex Latam Holdings SA (b)	6,102	48,015
Distribuidora Internacional de Alimentacion SA	22,281	193,168
Enagas SA	7,508	184,000
Ferrovial SA	18,739	337,498
Gas Natural SDG SA	13,361	279,340
Grifols SA	6,069	249,219
Iberdrola SA	189,988	1,104,343
Inditex SA	8,689	1,340,300
International Consolidated Airlines Group SA (b)	36,529	199,603
Mapfre SA (a)	29,327	104,979
Red Electrica Corp. SA	4,040	229,959
Repsol YPF SA	34,805	862,943
Telefonica SA (b)	163,935	2,548,552
Zardoya Otis SA (a)	5,536	89,883

		15,924,912
Sweden — 2.3%
Alfa Laval AB	12,460	300,759
Assa Abloy AB, Class B	12,423	570,862
Atlas Copco AB, Class A (a)	28,888	846,261
Atlas Copco AB, Class B	14,205	375,386
Boliden AB	13,239	198,215
Electrolux AB, Class B	8,782	227,406
Elekta AB, B Shares	13,916	224,377
Getinge AB, Class B	7,367	263,380
Hennes & Mauritz AB, Class B	37,949	1,648,751
Hexagon AB, Class B	10,309	310,769
Husqvarna AB, Class B	14,213	92,251
Industrivarden AB, Class C	4,247	78,179
Investment AB Kinnevik, Class B (a)	9,786	338,782
Investor AB, Class B	17,878	542,195

52	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Lundin Petroleum AB (b)	8,469	$182,353
Millicom International Cellular SA	2,852	252,308
Nordea Bank AB	114,304	1,379,316
Ratos AB, Class B	7,628	71,001
Sandvik AB	45,020	621,817
Scania AB, Class B	11,864	254,344
Securitas AB, Class B (a)	10,778	123,072
Skandinaviska Enskilda Banken AB, Class A	57,136	605,656
Skanska AB, Class B	18,752	360,907
SKF AB, Class B	17,065	475,002
Svenska Cellulosa AB, B Shares	23,028	580,288
Svenska Handelsbanken AB, Class A	19,182	820,694
Swedbank AB, Class A	37,118	864,586
Swedish Match AB	7,917	279,309
Tele2 AB, Class B	11,966	152,971
Telefonaktiebolaget LM Ericsson, Class B	123,233	1,641,307
TeliaSonera AB	92,953	711,178
Volvo AB, Class B	62,607	938,158

		16,331,840
Switzerland — 6.8%
ABB Ltd., Registered Shares	88,476	2,089,739
Actelion Ltd., Registered Shares	4,164	295,651
Adecco SA, Registered Shares (b)	5,087	362,886
Aryzta AG	3,394	226,843
Baloise Holding AG, Registered Shares	1,783	197,224
Banque Cantonale Vaudoise, Registered Shares	119	65,505
Barry Callebaut AG, Registered Shares	120	120,484
Cie Financiere Richemont SA, Class A	21,396	2,143,789
Coca-Cola HBC AG (a)(b)	7,826	234,434
Credit Suisse Group AG, Registered Shares	59,949	1,833,356
EMS-Chemie Holding AG, Registered Shares	290	102,621
Geberit AG, Registered Shares	1,671	451,519
Givaudan SA, Registered Shares	348	508,629
Glencore Xstrata PLC (b)	425,349	2,316,151
Holcim Ltd., Registered Shares (b)	9,457	705,092
Julius Baer Group Ltd.	8,584	400,815
Kuehne & Nagel International AG, Registered Shares	2,397	314,400
Lindt & Spruengli AG	36	147,726
Lindt & Spruengli AG, Registered Shares	5	237,740
Lonza Group AG, Registered Shares	2,046	167,571
Nestle SA, Registered Shares	128,259	8,944,028
Novartis AG, Registered Shares	91,703	7,053,627
Pargesa Holding SA, Bearer Shares	1,781	133,592
Partners Group Holding AG	644	158,073
Roche Holding AG	28,047	7,569,139
Schindler Holding AG, Participation Certificates	1,765	265,208
Schindler Holding AG, Registered Shares	1,335	194,293
SGS SA, Registered Shares	237	566,409
Sika AG	96	280,110
Sonova Holding AG, Registered Shares	1,994	248,141
Sulzer AG, Registered Shares (a)	898	139,035
The Swatch Group AG, Bearer Shares	1,285	827,568
The Swatch Group AG, Registered Shares	1,513	170,750
Swiss Life Holding AG, Registered Shares (b)	1,247	236,124
Swiss Prime Site AG, Registered Shares (a)	2,222	171,940
Swiss Re AG	14,099	1,168,109
Swisscom AG, Registered Shares	980	470,915
Syngenta AG, Registered Shares	3,679	1,503,632
Transocean Ltd.	14,636	650,469
UBS AG, Registered Shares (b)	145,592	2,983,970
Zurich Insurance Group AG (b)	5,901	1,521,211

		48,178,518
Taiwan — 2.4%
Acer, Inc. (b)	105,000	72,997
Advanced Semiconductor Engineering, Inc.	276,097	267,050
Advantech Co., Ltd.	12,000	67,178
Asia Cement Corp.	84,111	106,430
Asustek Computer, Inc.	26,220	209,020
AU Optronics Corp. (b)	333,000	124,396
Catcher Technology Co., Ltd.	26,000	137,598
Cathay Financial Holding Co., Ltd.	277,607	395,533
Chailease Holding Co., Ltd.	30,800	72,271
Chang Hwa Commercial Bank	168,757	98,444
Cheng Shin Rubber Industry Co., Ltd.	77,436	202,609
Cheng Uei Precision Industry Co., Ltd.	15,079	30,197
Chicony Electronics Co., Ltd.	15,468	38,604
China Airlines Ltd. (b)	103,687	38,914
China Development Financial Holding Corp.	549,765	158,206
China Life Insurance Co., Ltd.	142,307	128,326
China Motor Corp.	17,000	15,354

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	53

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (continued)
China Petrochemical Development Corp.	53,612	$26,361
China Steel Corp.	423,940	371,991
Chunghwa Telecom Co., Ltd.	166,000	528,462
Clevo Co.	19,805	38,555
Compal Electronics, Inc.	153,000	111,818
CTBC Financial Holding Co., Ltd.	509,672	332,796
CTCI Corp.	21,000	33,942
Delta Electronics, Inc.	70,000	339,921
E.Sun Financial Holding Co., Ltd.	192,542	124,799
Eclat Textile Co., Ltd.	7,000	61,457
Epistar Corp.	32,000	60,570
Eva Airways Corp. (b)	59,000	33,521
Evergreen Marine Corp. Taiwan, Ltd. (b)	69,000	40,833
Far Eastern Department Stores Co., Ltd.	33,894	35,658
Far Eastern New Century Corp.	106,245	117,135
Far EasTone Telecommunications Co., Ltd.	61,000	151,980
Farglory Land Development Co., Ltd.	9,000	16,758
Feng Hsin Iron & Steel Co.	17,000	29,854
First Financial Holding Co., Ltd.	241,551	144,534
Formosa Chemicals & Fibre Corp.	142,360	378,555
Formosa International Hotels Corp.	1,210	13,591
Formosa Petrochemical Corp.	41,000	107,610
Formosa Plastics Corp.	157,040	405,534
Formosa Taffeta Co., Ltd.	31,000	30,204
Foxconn Technology Co., Ltd.	29,297	76,073
Fubon Financial Holding Co., Ltd.	288,952	399,914
Giant Manufacturing Co., Ltd.	12,000	81,827
Hermes Microvision, Inc.	1,000	29,167
Highwealth Construction Corp.	15,000	33,083
Hiwin Technologies Corp.	8,394	56,181
Hon Hai Precision Industry Co., Ltd.	459,800	1,180,007
Hotai Motor Co., Ltd.	10,000	108,904
HTC Corp.	28,050	125,215
Hua Nan Financial Holdings Co., Ltd.	194,712	111,355
Innolux Corp. (b)	255,401	122,690
Inventec Corp.	76,470	73,953
Kinsus Interconnect Technology Corp.	11,000	38,721
Largan Precision Co., Ltd.	4,000	134,580
LCY Chemical Corp.	22,497	28,471
Lite-On Technology Corp.	71,619	122,077
MediaTek, Inc.	50,000	617,614
Mega Financial Holding Co., Ltd.	327,072	268,169
Merida Industry Co., Ltd.	7,000	45,444
MStar Semiconductor, Inc.	7,100	65,558
Nan Kang Rubber Tire Co., Ltd.	14,819	17,863
Nan Ya Plastics Corp.	180,790	380,396
Novatek Microelectronics Corp.	21,000	86,984
Pegatron Corp. (b)	59,000	84,302
Phison Electronics Corp.	5,000	36,029
Pou Chen Corp.	81,000	94,380
Powertech Technology, Inc.	26,100	49,093
President Chain Store Corp.	22,000	158,907
Quanta Computer, Inc.	110,000	238,565
Radiant Opto-Electronics Corp.	14,729	52,533
Realtek Semiconductor Corp.	15,240	37,231
Ruentex Development Co., Ltd.	20,109	41,202
Ruentex Industries Ltd.	16,000	40,119
ScinoPharm Taiwan, Ltd.	11,440	33,852
Shin Kong Financial Holding Co., Ltd.	435,126	147,259
Siliconware Precision Industries Co.	153,000	179,232
Simplo Technology Co., Ltd.	9,600	46,654
SinoPac Financial Holdings Co., Ltd.	288,490	132,619
Standard Foods Corp.	14,306	42,908
Synnex Technology International Corp.	45,000	70,443
Taishin Financial Holding Co., Ltd.	265,866	122,848
Taiwan Business Bank (b)	181,043	54,119
Taiwan Cement Corp.	126,000	182,440
Taiwan Cooperative Financial Holding	191,038	105,006
Taiwan Fertilizer Co., Ltd.	30,000	70,690
Taiwan Glass Industry Corp.	30,720	31,199
Taiwan Mobile Co., Ltd.	63,800	226,293
Taiwan Semiconductor Manufacturing Co., Ltd.	993,000	3,381,301
Teco Electric and Machinery Co., Ltd.	63,000	66,700
TPK Holding Co., Ltd.	8,887	80,691
Transcend Information, Inc.	6,000	18,894
Tripod Technology Corp.	19,000	37,035
TSRC Corp.	20,200	36,056
U-Ming Marine Transport Corp.	19,000	34,496
Uni-President Enterprises Corp.	168,440	313,834
Unimicron Technology Corp.	45,000	38,372
United Microelectronics Corp.	453,000	193,796
Vanguard International Semiconductor Corp.	29,000	31,813
Walsin Lihwa Corp. (b)	130,000	39,713
Wan Hai Lines, Ltd.	31,000	17,765
Wistron Corp.	79,386	76,988
WPG Holdings Ltd.	54,270	63,883
Yang Ming Marine Transport Corp. (b)	61,000	27,950
Yuanta Financial Holding Co., Ltd.	337,733	173,086
Yulon Motor Co., Ltd.	29,000	48,557

54	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Zhen Ding Technology Holding, Ltd.	10,710	$25,479

		16,888,144
Thailand — 0.5%
Advanced Info Service PCL — NVDR	41,900	342,374
Airports of Thailand PCL — NVDR	15,000	90,543
Bangkok Bank PCL — NVDR	19,300	121,012
Bangkok Bank PCL, Foreign Registered Shares	46,600	293,688
Bangkok Dusit Medical Services PCL — NVDR	10,800	43,588
Bank of Ayudhya PCL — NVDR	84,700	102,300
Banpu PCL — NVDR	118,000	103,960
BEC World PCL — NVDR	34,200	62,177
Central Pattana PCL — NVDR	45,600	64,125
Charoen Pokphand Foods PCL — NVDR	108,000	82,979
CP ALL PCL — NVDR	166,000	187,213
Glow Energy PCL — NVDR	17,900	37,356
Indorama Ventures PCL — NVDR	39,200	27,378
IRPC PCL — NVDR	287,500	28,893
Kasikornbank PCL — NVDR	24,200	135,461
Kasikornbank PCL, Foreign Registered Shares	61,100	345,009
Krung Thai Bank PCL — NVDR	121,875	74,889
PTT Exploration & Production PCL — NVDR	57,822	302,702
PTT Global Chemical PCL — NVDR	70,268	167,711
PTT Global Chemical PCL, Foreign Registered Shares	6,300	15,005
PTT PCL — NVDR	36,100	365,144
Siam Cement PCL — NVDR	4,500	61,410
Siam Cement PCL, Foreign Registered Shares	18,100	249,136
Siam Commercial Bank PCL — NVDR	75,200	356,081
Thai Oil PCL — NVDR	46,800	86,506
True Corp. PCL — NVDR (b)	170,000	42,196

		3,788,836
Turkey — 0.4%
Akbank TAS	71,437	263,268
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,367	96,850
Arcelik AS	8,048	46,870
BIM Birlesik Magazalar AS	8,002	164,760
Coca-Cola Icecek AS	2,369	60,399
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,406	42,590
Enka Insaat ve Sanayi AS	12,574	37,460
Eregli Demir ve Celik Fabrikalari TAS	59,538	75,394
Ford Otomotiv Sanayi AS	2,700	37,244
Haci Omer Sabanci Holding AS	32,581	157,431
KOC Holding AS	22,937	105,903
Koza Altin Isletmeleri AS	2,236	35,587
TAV Havalimanlari Holding AS	5,354	37,803
Tofas Turk Otomobil Fabrikasi AS	4,704	28,661
Tupras Turkiye Petrol Rafinerileri AS	4,814	101,744
Turk Hava Yollari	22,535	85,931
Turk Telekomunikasyon AS (a)	18,988	66,109
Turkcell Iletisim Hizmetleri AS (b)	29,385	172,672
Turkiye Garanti Bankasi AS	91,547	361,134
Turkiye Halk Bankasi AS	24,596	180,145
Turkiye Is Bankasi, Class C	61,680	163,070
Turkiye Sise ve Cam Fabrikalari AS	18,931	26,062
Turkiye Vakiflar Bankasi Tao, Class D	32,010	73,028
Yapi ve Kredi Bankasi AS	36,093	80,451

		2,500,566
United Kingdom — 15.0%
3i Group PLC	38,935	229,137
Aberdeen Asset Management PLC	37,649	230,577
Admiral Group PLC (a)	7,589	151,380
Aggreko PLC	10,059	261,031
AMEC PLC	14,064	244,339
Anglo American PLC	55,430	1,361,071
Antofagasta PLC	17,276	228,803
ARM Holdings PLC	56,001	896,351
Associated British Foods PLC	13,486	409,299
AstraZeneca PLC	50,379	2,618,956
Aviva PLC	120,612	774,162
Babcock International Group PLC	17,988	348,067
BAE Systems PLC	128,485	944,341
Barclays PLC	487,517	2,083,489
BG Group PLC	136,264	2,601,234
BHP Billiton PLC	84,777	2,493,828
BP PLC	758,725	5,319,301
British American Tobacco PLC	76,454	4,023,720
British Land Co. PLC	35,356	330,286
British Sky Broadcasting Group PLC	39,865	561,476
BT Group PLC	318,189	1,761,728
Bunzl PLC	12,057	261,164
Burberry Group PLC	18,315	484,637
The Capita Group PLC	24,484	394,642
Capital Shopping Centres Group PLC	33,361	173,302
Carnival PLC	7,129	241,528
Centrica PLC	205,434	1,229,505
Cobham PLC	37,984	176,612
Compass Group PLC	76,300	1,049,581
Croda International PLC	5,111	219,456
Diageo PLC	100,119	3,182,524

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	55

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Direct Line Insurance Group PLC	29,128	$100,535
easyJet PLC (a)	6,718	138,818
Experian PLC	42,342	806,181
Fresnillo PLC	6,858	107,970
G4S PLC	66,612	274,403
GKN PLC	71,330	394,635
GlaxoSmithKline PLC	197,153	4,956,968
Hammerson PLC	32,220	261,210
Hargreaves Lansdown PLC	8,504	134,830
HSBC Holdings PLC	743,741	8,049,773
ICAP PLC	21,215	128,382
IMI PLC	12,521	294,794
Imperial Tobacco Group PLC	39,279	1,452,048
Inmarsat PLC	19,866	227,869
InterContinental Hotels Group PLC	12,154	354,791
Intertek Group PLC	6,011	321,906
Invensys PLC	24,125	194,590
Investec PLC	23,594	152,787
ITV PLC	144,432	409,835
J. Sainsbury PLC	54,171	343,322
Johnson Matthey PLC	8,847	402,015
Kingfisher PLC	98,554	615,649
Land Securities Group PLC	32,967	490,030
Legal & General Group PLC	246,008	780,621
Lloyds Banking Group PLC (b)	1,853,430	2,206,786
London Stock Exchange Group PLC	6,716	167,069
Marks & Spencer Group PLC	66,811	536,837
Meggitt PLC	29,787	264,561
Melrose Industries PLC (a)	49,078	238,275
National Grid PLC	145,366	1,717,151
Next PLC	6,661	556,552
Old Mutual PLC	196,978	597,922
Pearson PLC	30,772	626,251
Persimmon PLC (b)	11,552	203,029
Petrofac Ltd.	9,685	220,015
Prudential PLC	102,699	1,910,633
Randgold Resources Ltd.	3,795	272,046
Reckitt Benckiser Group PLC	25,894	1,893,241
Reed Elsevier PLC	46,364	624,961
Resolution Ltd.	62,154	319,468
Rexam PLC	28,898	225,190
Rio Tinto PLC	50,857	2,482,484
Rolls-Royce Holdings PLC (b)	74,437	1,339,260
Royal Bank of Scotland Group PLC (b)	87,962	510,521
Royal Dutch Shell PLC, Class A	156,693	5,165,469
Royal Dutch Shell PLC, Class B	97,257	3,355,640
RSA Insurance Group PLC	139,980	273,831
SABMiller PLC	38,282	1,947,115
The Sage Group PLC	51,720	276,170
Schroders PLC	4,276	178,275
Segro PLC	29,294	146,933
Serco Group PLC	18,568	164,280
Severn Trent PLC	10,174	290,142
Shire PLC	22,604	904,266
Smith & Nephew PLC	38,442	479,602
Smiths Group PLC	14,828	335,371
SSE PLC	39,041	931,109
Standard Chartered PLC	97,183	2,328,284
Standard Life PLC	90,045	503,182
Tate & Lyle PLC	18,414	219,427
Tesco PLC	323,991	1,883,529
Travis Perkins PLC	9,348	249,737
Tui Travel PLC	18,452	109,810
Tullow Oil PLC	36,753	609,322
Unilever PLC	51,064	1,985,382
United Utilities Group PLC	25,975	290,525
Vedanta Resources PLC	3,922	68,618
Vodafone Group PLC	1,946,264	6,831,042
The Weir Group PLC	7,974	300,574
Whitbread PLC	6,888	330,408
William Hill PLC	32,928	214,699
WM Morrison Supermarkets PLC	87,615	397,245
Wolseley PLC	10,494	542,935
WPP PLC	54,116	1,112,087

		106,016,750
Total Common Stocks — 97.6%		689,631,109

Investment Companies
India — 1.3% iShares India 50 ETF (c)	419,746	8,823,061
Total Investment Companies — 1.3%		8,823,061

Rights (b)
Chile — 0.0%
Compania Cervecerias Unidas SA (Expires 10/12/13)	583	238
Hong Kong — 0.0%
New Hotel (Expires 12/31/13)	1,838	—
South Korea — 0.0%
Hyundai Merchant Marine Co., Ltd. (Expires 11/05/13)	491	1,554
Korea Gas Corp. (Expires 10/22/13)	164	1,488

		3,042
Spain — 0.0%
Abertis Infraestructuras SA (Expires 10/09/13)	19,087	18,566

56	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Rights (b)	Shares	Value
Spain (concluded)
Banco Bilbao Vizcaya Argentaria SA (Expires 10/14/13)	223,638	$30,558
Banco de Sabadell SA (a)	105,794	21,039

		70,163
United Kingdom — 0.0%
Barclays PLC (Expires 10/02/13)	125,363	163,882
Total Rights — 0.0%		237,325
Total Long-Term Investments (Cost — $609,180,469) — 98.9%		698,691,495
Short-Term Securities — 0.6%
United States — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)(e)	23,469,726	23,469,726
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)(e)	4,113,379	4,113,379
Total Short-Term Securities (Cost — $27,583,105) — 3.9%		27,583,105
Total Investments (Cost — $636,763,574*) — 102.8%		726,274,600
Liabilities in Excess of Other Assets — (2.8)%		(19,918,475)

Net Assets — 100.0%		$706,356,125

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$643,880,602

Gross unrealized appreciation	$104,073,847
Gross unrealized depreciation	(21,679,849)

Net unrealized appreciation	$82,393,998

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,988,899	15,480,827	[1]	—	23,469,726	$23,469,726	$42,639	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	4,113,379	[1]	—	4,113,379	$4,113,379	$5,621	—
iShares India 50 ETF	238,211	181,535		—	419,746	$8,823,061	$38,540	—

[1]	Represents net shares purchased.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	57

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Austrailian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CHF	Swiss Franc
	CVA	Certificaten Van Aandelen (Dutch Certificate)
	CZK	Czech Republic Koruna
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	GDR	Global Depositary Receipt
	HKD	Hong Kong Dollar
	HUF	Hungarian Forint
	ILS	Israeli New Sheqel
	JPY	Japanese Yen
	KRW	South Korean Won
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NVDR	Non-Voting Depository Receipts
	PHP	Philippine Peso
	PLN	Polish New Zloty
	SEK	Swedish Krona
	SGD	Singapore Dollar
	TRY	Turkish Lira
	TWD	New Taiwan Dollar
	USD	U.S. Dollar
	ZAR	South African Rand

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
55	E-Mini MSCI EAFE Index	NYSE Liffe US	December 2013	$4,991,800	$38,947
32	MSCI Emerging Markets Mini Index	NYSE Liffe US	December 2013	$1,572,320	(36,684)
Total					$2,263

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	372,011	TWD	11,000,000	State Street Bank and Trust Co.	10/02/13	$(25)
USD	511,676	KRW	550,000,000	State Street Bank and Trust Co.	10/02/13	(107)
USD	94,897	TRY	192,000	BNP Paribas SA	10/02/13	(150)
USD	74,305	ILS	262,000	BNP Paribas SA	10/02/13	(41)
USD	11,536	HUF	2,535,000	BNP Paribas SA	10/02/13	5
USD	116,564	MYR	380,000	State Street Bank and Trust Co.	10/03/13	(18)
USD	91,848	PHP	4,000,000	State Street Bank and Trust Co.	10/03/13	(21)
USD	449,196	BRL	1,000,000	State Street Bank and Trust Co.	10/03/13	(2,007)
USD	973,188	CHF	880,000	BNP Paribas SA	10/03/13	113
USD	217,802	DKK	1,200,000	BNP Paribas SA	10/03/13	138
USD	197,491	MXN	2,600,000	BNP Paribas SA	10/03/13	(1,141)

58	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	40,869	CZK	777,000	BNP Paribas SA	10/03/13	$(53)
USD	2,547,791	JPY	250,000,000	BNP Paribas SA	10/03/13	4,427
USD	1,160,519	HKD	9,000,000	BNP Paribas SA	10/03/13	112
USD	1,093,932	AUD	1,170,000	BNP Paribas SA	10/03/13	2,439
USD	149,639	NOK	900,000	BNP Paribas SA	10/03/13	(30)
USD	4,060,956	EUR	3,000,000	BNP Paribas SA	10/03/13	2,405
USD	1,264,650	CAD	1,300,000	BNP Paribas SA	10/03/13	2,576
USD	358,073	SEK	2,300,000	BNP Paribas SA	10/03/13	191
USD	15,697	PLN	49,000	BNP Paribas SA	10/03/13	6
USD	2,348,111	GBP	1,450,000	BNP Paribas SA	10/03/13	705
USD	499,711	SGD	627,000	BNP Paribas SA	10/03/13	(69)
USD	276,546	ZAR	2,785,000	BNP Paribas SA	10/07/13	(838)
Total						$8,617

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	59

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$39,787,312	—	$39,787,312
Austria	—	1,441,792	—	1,441,792
Belgium	$96,895	5,714,390	—	5,811,285
Brazil	17,172,521	—	—	17,172,521
Canada	50,023,103	—	—	50,023,103
Chile	2,493,940	—	—	2,493,940
China	86,661	26,920,280	—	27,006,941
Colombia	1,729,425	—	—	1,729,425
Czech Republic	115,726	373,444	—	489,170
Denmark	246,996	5,404,998	—	5,651,994
Egypt	6,881	241,585	—	248,466
Finland	—	4,389,654	—	4,389,654
France	922,680	46,565,909	—	47,488,589
Germany	1,006,098	42,380,145	—	43,386,243
Greece	—	201,721	—	201,721
Hong Kong	—	16,329,748	—	16,329,748
Hungary	25,751	261,568	—	287,319
Indonesia	—	3,413,977	—	3,413,977
Ireland	389,546	1,319,462	—	1,709,008
Israel	149,549	2,072,874	—	2,222,423
Italy	—	10,164,278	—	10,164,278
Japan	285,752	108,394,653	—	108,680,405
Malaysia	405,874	5,106,876	—	5,512,750
Mexico	7,633,459	—	—	7,633,459
Morocco	93,746	—	—	93,746
Netherlands	883,067	14,656,722	—	15,539,789
New Zealand	—	583,199	—	583,199
Norway	213,466	3,831,865	—	4,045,331
Peru	658,844	—	—	658,844
Philippines	—	1,276,423	—	1,276,423
Poland	113,179	2,313,631	—	2,426,810
Portugal	—	909,271	—	909,271
Russia	602,019	8,481,318	—	9,083,337
Singapore	—	7,656,753	—	7,656,753
South Africa	293,833	10,717,857	—	11,011,690
South Korea	316,350	23,124,477	—	23,440,827
Spain	48,015	15,876,897	—	15,924,912
Sweden	—	16,331,840	—	16,331,840
Switzerland	505,950	47,672,568	—	48,178,518
Taiwan	—	16,888,144	—	16,888,144
Thailand	15,005	3,773,831	—	3,788,836
Turkey	—	2,500,566	—	2,500,566
United Kingdom	662,011	105,354,739	—	106,016,750
Investment Companies
India	8,823,061	—	—	8,823,061
Rights
Chile	238	—	—	238
South Korea	3,042	—	—	3,042
Spain	70,163	—	—	70,163

60	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

United Kingdom	163,882	—	—	163,882
Short-Term Securities	27,583,105	—	—	27,583,105

Total	$123,839,833	$602,434,767	—	$726,274,600

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$38,947	—	—	$38,947
Foreign currency exchange contracts	13,117		—	13,117
Liabilities:
Equity contracts	(36,684)	—	—	(36,684)
Foreign currency exchange contracts	(4,500)	—	—	(4,500)

Total	$10,880	—	—	$10,880

[1]   Derivative financial instruments are financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$483,000	—	—	$483,000
Foreign currency at value	2,513,040	—	—	2,513,040
Liabilities:
Collateral on securities loaned at value	—	$(23,460,734)	—	(23,460,734)

Total	$2,996,040	$(23,460,734)	—	$(20,464,694)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Master Portfolio values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2012, securities with a value of $15,870,205 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of September 30, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period January 1, 2013 to September 30, 2013.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Master Portfolio values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of December 31, 2012, the Master Portfolio did not utilize the external pricing service model adjustments as significant market movements did not occur. As of September 30, 2013, securities with a value of $12,275,068 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period January 1, 2013 to September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	61

Schedule of Investments September 30, 2013 (Unaudited)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Ally Auto Receivables Trust, Series 2012-4, Class A8, 0.80%, 10/16/17	$500	$497,536
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	250	249,440
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	100	110,706
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	195,744
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	729,337
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A4, 0.72%, 12/17/18	1,000	1,000,153
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	1,000	1,019,641

Total Asset-Backed Securities — 0.5%		3,802,557

Corporate Bonds
Aerospace & Defense — 0.3%
The Boeing Co., 6.13%, 2/15/33	100	119,378
General Dynamics Corp., 3.88%, 7/15/21	50	52,014
Honeywell International, Inc., 5.30%, 3/01/18	100	114,458
L-3 Communications Corp.:
3.95%, 11/15/16	250	266,657
4.95%, 2/15/21	250	264,731
Lockheed Martin Corp.:
3.35%, 9/15/21	250	249,699
4.07%, 12/15/42	100	87,854
Northrop Grumman Corp.:
1.75%, 6/01/18	250	245,371
4.75%, 6/01/43	125	117,940
Precision Castparts Corp.:
1.25%, 1/15/18	75	73,125
2.50%, 1/15/23	150	138,225
Raytheon Co., 4.70%, 12/15/41	100	98,580
United Technologies Corp.:
1.80%, 6/01/17	250	254,367
3.10%, 6/01/22	100	98,374
5.70%, 4/15/40	50	57,105
4.50%, 6/01/42	200	194,280

		2,432,158
Agriculture — 0.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	150	155,355
Air Freight & Logistics — 0.0%
FedEx Corp., 3.88%, 8/01/42	50	41,644
United Parcel Service, Inc.:
5.13%, 4/01/19	50	57,419
6.20%, 1/15/38	100	122,878

		221,941
Airlines — 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/23 (a)	200	201,000
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	50	49,187
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 11/07/21	96	101,251
United Airlines Pass Through Trust, Series 1, Class A, 4.30%, 2/15/27	200	195,500

		546,938
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	100	143,548
Ford Motor Co.:
7.45%, 7/16/31	150	183,059
4.75%, 1/15/43	100	89,247

		415,854
Beverages — 0.5%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	122,464
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/16	250	249,808
1.25%, 1/17/18	250	244,961
4.00%, 1/17/43	150	135,102
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 11/15/14	150	158,106
7.75%, 1/15/19	250	314,573
2.50%, 7/15/22	200	185,023
8.20%, 1/15/39	150	220,665
3.75%, 7/15/42	50	43,240
Beam, Inc., 1.88%, 5/15/17	100	100,472
The Coca-Cola Co.:
1.80%, 9/01/16	50	51,401
1.15%, 4/01/18	250	244,504
4.88%, 3/15/19	150	170,174

62	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Beverages (concluded)
Diageo Capital PLC:
1.50%, 5/11/17	$200	$200,072
5.75%, 10/23/17	100	114,960
3.88%, 4/29/43	125	107,681
Diageo Investment Corp., 2.88%, 5/11/22	100	96,202
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	24,461
2.70%, 11/15/22	100	92,707
Molson Coors Brewing Co., 3.50%, 5/01/22	75	74,519
PepsiCo, Inc.:
0.75%, 3/05/15	100	100,319
0.70%, 2/26/16	500	498,532
1.25%, 8/13/17	500	492,737
2.75%, 3/05/22	250	238,054
4.88%, 11/01/40	100	101,249

		4,381,986
Biotechnology — 0.2%
Amgen, Inc.:
2.13%, 5/15/17	300	304,455
3.45%, 10/01/20 (b)	100	100,823
5.15%, 11/15/41	550	533,916
Celgene Corp.:
3.25%, 8/15/22	150	142,235
5.25%, 8/15/43	145	143,649
Gilead Sciences, Inc.:
3.05%, 12/01/16	150	158,371
5.65%, 12/01/41	50	55,304

		1,438,753
Building Products — 0.0%
Owens Corning, 4.20%, 12/15/22	150	146,331
Capital Markets — 1.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	150	151,757
The Bear Stearns Cos. LLC, 5.70%, 11/15/14	200	211,114
The Charles Schwab Corp.:
2.20%, 7/25/18	75	75,641
4.45%, 7/22/20	100	109,134
FMS Wertmanagement AoR, 1.13%, 10/14/16	250	251,798
Franklin Resources, Inc., 2.80%, 9/15/22	150	141,578
The Goldman Sachs Group, Inc.:
3.30%, 5/03/15	500	517,019
3.70%, 8/01/15	400	417,319
3.63%, 2/07/16	400	420,984
5.95%, 1/18/18	300	339,122
2.38%, 1/22/18	250	248,227
2.90%, 7/19/18	500	504,017
7.50%, 2/15/19	150	181,240
5.75%, 1/24/22	350	388,025
3.63%, 1/22/23	150	143,439
6.13%, 2/15/33	400	436,464
6.75%, 10/01/37	400	417,454
Jefferies Group LLC, 8.50%, 7/15/19	125	151,355
Morgan Stanley:
1.75%, 2/25/16 (b)	750	753,616
5.75%, 10/18/16	225	249,961
4.75%, 3/22/17	350	377,902
6.63%, 4/01/18	500	580,478
5.63%, 9/23/19	250	278,981
5.50%, 7/28/21	100	109,368
3.75%, 2/25/23	450	433,815
4.10%, 5/22/23	250	233,180
7.25%, 4/01/32	50	61,257
6.38%, 7/24/42	50	56,584
Nomura Holdings, Inc.:
5.00%, 3/04/15	50	52,539
2.00%, 9/13/16	250	250,756
Raymond James Financial, Inc., 4.25%, 4/15/16	100	105,775
State Street Corp.:
2.88%, 3/07/16	100	104,649
3.10%, 5/15/23	250	233,180

		8,987,728
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	50	46,395
3.50%, 6/01/23	250	236,072
Airgas, Inc., 2.38%, 2/15/20	250	238,378
CF Industries, Inc.:
6.88%, 5/01/18	200	234,974
3.45%, 6/01/23	250	231,698
Cytec Industries, Inc., 3.50%, 4/01/23	250	232,373
The Dow Chemical Co.:
8.55%, 5/15/19	100	127,537
4.25%, 11/15/20	50	52,223
4.13%, 11/15/21	50	51,037
3.00%, 11/15/22	250	230,199
5.25%, 11/15/41	100	98,093
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	384,341
2.80%, 2/15/23	250	235,408
Eastman Chemical Co., 3.60%, 8/15/22	200	194,548
Ecolab, Inc., 4.35%, 12/08/21	150	158,043

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	63

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Chemicals (concluded)
LYB International Finance BV:
4.00%, 7/15/23	$200	$198,277
5.25%, 7/15/43	75	73,752
LyondellBasell Industries NV, 6.00%, 11/15/21	250	285,333
Methanex Corp., 3.25%, 12/15/19	250	245,719
The Mosaic Co., 3.75%, 11/15/21	50	48,742
Potash Corp. of Saskatchewan, Inc., 3.25%, 12/01/17	250	261,296
Praxair, Inc.:
4.63%, 3/30/15	100	106,007
1.25%, 11/07/18	250	241,083
The Sherwin-Williams Co., 1.35%, 12/15/17	200	195,264

		4,406,792
Commercial Banks — 2.6%
Abbey National Treasury Services PLC, 4.00%, 4/27/16	150	159,391
Asian Development Bank, 1.75%, 9/11/18	500	504,387
Bancolombia SA, 5.95%, 6/03/21	100	101,500
Bank of Montreal, 2.50%, 1/11/17	150	154,724
The Bank of New York Mellon Corp.:
0.70%, 10/23/15	350	349,610
2.30%, 7/28/16	50	51,740
1.35%, 3/06/18	250	243,986
3.55%, 9/23/21	50	51,187
Bank of Nova Scotia:
3.40%, 1/22/15	200	207,349
2.90%, 3/29/16	100	104,423
1.38%, 7/15/16	250	251,715
1.38%, 12/18/17	100	98,166
Barclays Bank PLC:
2.75%, 2/23/15	100	102,625
5.00%, 9/22/16	175	193,132
5.13%, 1/08/20	200	223,283
BB&T Corp.:
2.05%, 6/19/18	500	497,995
5.25%, 11/01/19 (b)	100	112,062
BBVA US Senior SAU, 4.66%, 10/09/15	250	260,300
BNP Paribas SA:
3.25%, 3/11/15	100	103,462
2.38%, 9/14/17	250	253,375
5.00%, 1/15/21	100	108,180
3.25%, 3/03/23 (b)	250	234,143
Branch Banking & Trust Co., 2.30%, 10/15/18	250	250,820
Commonwealth Bank of Australia, New York, 1.25%, 9/18/15	200	202,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.38%, 1/19/17	300	319,211
1.70%, 3/19/18	250	246,818
3.88%, 2/08/22	150	150,183
5.25%, 5/24/41	25	25,960
Credit Suisse, New York:
3.50%, 3/23/15	800	833,296
5.40%, 1/14/20	150	164,190
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18	600	586,643
Export-Import Bank of Korea:
4.00%, 1/11/17	400	425,999
1.75%, 2/27/18	500	486,509
Fifth Third Bancorp:
3.63%, 1/25/16	50	52,750
0.90%, 2/26/16	500	496,960
1.45%, 2/28/18	200	194,392
3.50%, 3/15/22	100	98,793
HSBC Holdings PLC:
4.88%, 1/14/22	150	161,829
4.00%, 3/30/22	600	610,505
6.50%, 5/02/36	200	226,460
6.80%, 6/01/38	250	294,625
HSBC USA, Inc., 2.38%, 2/13/15	300	306,734
Intesa Sanpaolo SpA:
3.13%, 1/15/16	250	249,637
3.88%, 1/16/18	200	196,621
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	286,038
KeyCorp, 5.10%, 3/24/21	100	110,116
KFW:
0.50%, 4/19/16	1,000	997,643
2.00%, 6/01/16	500	517,750
2.13%, 1/17/23	200	187,060
The Korea Development Bank:
3.25%, 3/09/16	100	103,886
1.50%, 1/22/18	200	192,764
3.00%, 3/17/19	350	351,055
Landwirtschaftliche Rentenbank, 3.13%, 7/15/15	200	209,478
Lloyds TSB Bank PLC, 4.20%, 3/28/17	50	53,516
Manufacturers & Traders Trust Co., 1.45%, 3/07/18	250	244,517
National Australia Bank Ltd., New York, 2.00%, 3/09/15	250	255,043
Oesterreichische Kontrollbank AG, 2.00%, 6/03/16	100	103,371
PNC Bank NA, 2.95%, 1/30/23 (c)	250	231,440
PNC Funding Corp. (c):
5.63%, 2/01/17	150	167,214
3.30%, 3/08/22	150	146,566

64	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Regions Financial Corp., 2.00%, 5/15/18	$250	$242,664
Royal Bank of Canada:
1.45%, 10/30/14	100	101,142
0.85%, 3/08/16	250	249,258
1.45%, 9/09/16	250	252,418
2.20%, 7/27/18	250	250,798
Santander Holdings USA, Inc., 3.45%, 8/27/18	250	255,319
Sumitomo Mitsui Banking Corp., 1.80%, 7/18/17	250	249,637
SunTrust Banks, Inc., 3.50%, 1/20/17	50	52,874
Svenska Handelsbanken AB, 1.63%, 3/21/18	250	245,280
The Toronto-Dominion Bank:
2.38%, 10/19/16	50	51,715
1.40%, 4/30/18	250	243,906
Union Bank NA, 2.63%, 9/26/18	250	252,360
US Bancorp:
1.65%, 5/15/17	250	251,461
4.13%, 5/24/21	50	53,087
Wachovia Bank NA/Wells Fargo & Co.:
5.63%, 10/15/16	250	280,120
6.60%, 1/15/38	50	60,436
Wells Fargo & Co.:
1.25%, 7/20/16	250	250,110
2.63%, 12/15/16	100	104,095
2.10%, 5/08/17	150	153,141
5.63%, 12/11/17	250	287,214
1.50%, 1/16/18	250	246,006
3.50%, 3/08/22	500	500,454
3.45%, 2/13/23	450	421,183
4.13%, 8/15/23	250	244,784
Wells Fargo Bank NA, 4.75%, 2/09/15	500	525,596
Westpac Banking Corp.:
3.00%, 8/04/15	250	260,729
1.60%, 1/12/18 (b)	250	246,429
4.88%, 11/19/19	50	55,954

		21,493,297
Commercial Services & Supplies — 0.1%
Republic Services, Inc.:
5.25%, 11/15/21	50	54,848
3.55%, 6/01/22	250	244,021
Vanderbilt University, 5.25%, 4/01/19	100	114,646
Waste Management, Inc.:
4.60%, 3/01/21	100	106,671
2.90%, 9/15/22 (b)	200	186,344

		706,530
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.50%, 1/15/40	350	390,165
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	143,198
3.50%, 3/01/23	250	233,408

		766,771
Computers & Peripherals — 0.2%
Apple, Inc.:
1.00%, 5/03/18	500	481,627
3.85%, 5/04/43	250	209,488
EMC Corp.:
1.88%, 6/01/18	250	249,060
2.65%, 6/01/20	250	247,472
Hewlett-Packard Co.:
3.30%, 12/09/16	150	156,058
4.65%, 12/09/21	100	98,211
6.00%, 9/15/41	150	138,186
NetApp, Inc., 2.00%, 12/15/17	350	344,577

		1,924,679
Construction & Engineering — 0.0%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	150,184
2.88%, 5/08/22	100	96,568
URS Corp., 4.35%, 4/01/17 (a)	100	102,180

		348,932
Consumer Finance — 0.2%
American Express Co.:
1.55%, 5/22/18	250	244,392
2.65%, 12/02/22	230	211,247
4.05%, 12/03/42	67	58,001
Capital One Financial Corp.:
1.00%, 11/06/15	200	198,993
3.50%, 6/15/23	110	103,935
Caterpillar Financial Services Corp.:
1.10%, 5/29/15	250	252,037
0.70%, 2/26/16	700	696,788
HSBC Finance Corp., 6.68%, 1/15/21	161	183,855

		1,949,248
Diversified Financial Services — 2.9%
American Express Credit Corp.:
1.75%, 6/12/15	500	509,112

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	65

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
American Express Credit Corp. (concluded):
2.75%, 9/15/15	$250	$259,440
2.38%, 3/24/17	100	103,194
Bank of America Corp.:
4.50%, 4/01/15	50	52,509
7.75%, 8/15/15	250	277,057
3.63%, 3/17/16	150	157,753
3.75%, 7/12/16	350	370,890
3.88%, 3/22/17	300	319,077
2.00%, 1/11/18	1,050	1,032,624
5.63%, 7/01/20	150	168,063
5.00%, 5/13/21	100	107,403
5.70%, 1/24/22	100	111,706
3.30%, 1/11/23	250	234,190
5.88%, 2/07/42	100	111,028
Capital One Bank USA NA, 3.38%, 2/15/23	350	327,372
Citigroup, Inc.:
2.65%, 3/02/15	400	408,987
1.25%, 1/15/16	250	249,809
3.95%, 6/15/16	150	159,682
1.70%, 7/25/16	250	251,137
4.45%, 1/10/17	400	433,107
2.50%, 9/26/18	350	348,056
8.50%, 5/22/19	250	319,310
4.05%, 7/30/22	250	242,804
3.38%, 3/01/23 (b)	500	475,784
3.50%, 5/15/23	250	225,599
6.63%, 6/15/32	100	107,638
6.88%, 3/05/38	100	123,622
8.13%, 7/15/39	75	104,162
5.88%, 1/30/42	150	166,777
Deutsche Bank AG, London, 3.25%, 1/11/16	300	314,751
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	250	271,267
2.75%, 5/15/15	500	511,439
1.70%, 5/09/16	750	749,923
4.25%, 2/03/17	250	267,131
2.38%, 1/16/18	250	248,033
4.38%, 8/06/23	220	220,124
General Electric Capital Corp.:
2.25%, 11/09/15	100	102,665
1.00%, 1/08/16	1,000	999,688
2.90%, 1/09/17	100	104,675
5.63%, 5/01/18	300	344,231
6.00%, 8/07/19	100	116,378
4.38%, 9/16/20	50	53,195
4.63%, 1/07/21	250	268,261
4.65%, 10/17/21	200	213,145
3.10%, 1/09/23	500	467,740
5.88%, 1/14/38	750	827,907
6.38%, 11/15/67 (b)(d)	250	266,875
Jefferies Group LLC, 5.13%, 1/20/23	150	151,178
John Deere Capital Corp.:
0.88%, 4/17/15	250	251,379
0.75%, 1/22/16	250	249,807
2.25%, 4/17/19	100	100,469
3.90%, 7/12/21(b)	50	52,576
JPMorgan Chase & Co.:
1.88%, 3/20/15	350	355,492
5.25%, 5/01/15	250	266,041
1.10%, 10/15/15	250	250,479
3.15%, 7/05/16	300	314,772
2.00%, 8/15/17	250	250,929
1.80%, 1/25/18	250	246,519
1.63%, 5/15/18	500	484,232
4.50%, 1/24/22	300	312,931
3.25%, 9/23/22	200	188,679
3.20%, 1/25/23	150	140,328
3.38%, 5/01/23	250	226,716
6.40%, 5/15/38	100	117,917
5.50%, 10/15/40	125	133,015
5.60%, 7/15/41	50	53,907
5.40%, 1/06/42	250	262,998
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	500	550,688
6.88%, 4/25/18	400	471,402
6.11%, 1/29/37	100	102,993
7.75%, 5/14/38	200	247,644
Moody’s Corp., 4.50%, 9/01/22	50	49,936
Murray Street Investment Trust I, 4.65%, 3/09/17 (e)	200	213,299
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/02/15	200	201,365
3.05%, 3/01/16	50	52,492
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,054,140
ORIX Corp., 3.75%, 3/09/17	100	103,621
Royal Bank of Scotland Group PLC:
2.55%, 9/18/15	200	204,292
6.40%, 10/21/19	250	285,708
The Royal Bank of Scotland PLC, 4.38%, 3/16/16	250	266,908
Toyota Motor Credit Corp.:
1.00%, 2/17/15	500	504,000
0.80%, 5/17/16	500	499,561
1.38%, 1/10/18	200	197,417
UBS AG/Stamford CT:
7.00%, 10/15/15	150	165,235

66	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
UBS AG/Stamford CT (concluded):
5.75%, 4/25/18	$300	$346,120

		24,032,505
Diversified Telecommunication Services — 1.2%
AT&T, Inc.:
0.80%, 12/01/15	500	498,562
0.90%, 2/12/16	500	497,633
1.70%, 6/01/17	500	498,415
6.30%, 1/15/38	200	216,153
5.35%, 9/01/40	213	206,727
5.55%, 8/15/41	200	198,529
4.30%, 12/15/42	151	125,718
4.35%, 6/15/45	759	626,514
British Telecommunications PLC:
2.00%, 6/22/15	250	254,574
1.63%, 6/28/16	500	502,700
9.63%, 12/15/30	50	74,039
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	325	320,399
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	150	207,853
Embarq Corp.:
7.08%, 6/01/16	250	281,204
8.00%, 6/01/36	100	101,807
Orange SA:
2.75%, 9/14/16	200	206,338
4.13%, 9/14/21	150	151,088
5.38%, 1/13/42	225	216,235
Qwest Corp.:
6.50%, 6/01/17	150	169,068
6.75%, 12/01/21	50	53,696
Telecom Italia Capital SA:
7.18%, 6/18/19	400	439,795
7.72%, 6/04/38	50	48,126
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	97,800
Telefonica Emisiones SAU:
3.99%, 2/16/16	350	362,557
5.46%, 2/16/21	50	51,198
4.57%, 4/27/23 (b)	200	191,795
7.05%, 6/20/36	75	79,605
Telefonica Europe BV, 8.25%, 9/15/30	50	58,497
Verizon Communications, Inc.:
3.00%, 4/01/16	250	260,625
2.50%, 9/15/16	250	257,672
1.10%, 11/01/17	250	240,853
8.75%, 11/01/18	65	83,507
3.50%, 11/01/21(b)	400	393,428
5.15%, 9/15/23	500	535,893
7.75%, 12/01/30	100	122,972
6.40%, 9/15/33	250	277,628
6.40%, 2/15/38	200	220,211
6.00%, 4/01/41	250	263,151
3.85%, 11/01/42	250	197,413
6.55%, 9/15/43	625	705,586

		10,295,564
Electric Utilities — 0.8%
Alabama Power Co., 5.50%, 10/15/17	100	113,957
Ameren Illinois Co., 2.70%, 9/01/22	100	95,121
American Electric Power Co., Inc., 1.65%, 12/15/17	200	196,480
CenterPoint Energy Houston Electric LLC, 3.55%, 8/01/42	100	83,716
Commonwealth Edison Co., 5.90%, 3/15/36	50	57,870
The Connecticut Light & Power Co., 2.50%, 1/15/23	150	139,699
DTE Electric Co., 4.00%, 4/01/43	150	136,182
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	118,359
Duke Energy Corp., 1.63%, 8/15/17	250	249,024
Duke Energy Indiana, Inc.:
4.20%, 3/15/42	150	138,917
4.90%, 7/15/43	250	255,043
Duke Energy Progress, Inc., 4.10%, 5/15/42	150	138,308
Entergy Corp.:
3.63%, 9/15/15	50	51,814
4.70%, 1/15/17	150	160,631
Entergy Louisiana LLC, 4.05%, 9/01/23	250	256,000
Florida Power & Light Co.:
2.75%, 6/01/23 (b)	250	237,358
5.95%, 2/01/38	50	60,049
4.05%, 6/01/42	150	138,684
Georgia Power Co.:
0.63%, 11/15/15	250	249,477
4.30%, 3/15/42	200	180,213
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	150	161,970
Indiana Michigan Power Co., 6.05%, 3/15/37	175	192,198
LG&E and KU Energy LLC, 3.75%, 11/15/20 (b)	50	50,631
Nevada Power Co., 5.45%, 5/15/41	50	54,844

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	67

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Nisource Finance Corp.:
5.95%, 6/15/41	$50	$52,990
5.25%, 2/15/43	75	72,068
Northeast Utilities, 1.45%, 5/01/18	250	243,588
Northern States Power Co., 3.40%, 8/15/42	200	164,580
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	123,591
5.30%, 6/01/42	75	79,326
PacifiCorp:
2.95%, 2/01/22	100	97,772
2.95%, 6/01/23	300	289,743
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	245,387
3.40%, 6/01/23	250	232,970
Progress Energy, Inc.:
4.40%, 1/15/21	100	105,756
7.75%, 3/01/31	50	64,135
Public Service Co. of Colorado, 3.95%, 3/15/43 (b)	200	179,976
Public Service Electric & Gas Co.:
3.50%, 8/15/20	50	52,436
2.38%, 5/15/23	250	228,985
3.95%, 5/01/42	50	45,437
3.65%, 9/01/42	50	43,004
Southern California Edison Co.:
5.00%, 1/15/16	100	109,378
5.50%, 3/15/40	50	56,248
4.05%, 3/15/42	150	136,494
The Toledo Edison Co., 6.15%, 5/15/37	100	108,922
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	393,701
4.00%, 1/15/43	250	223,330

		6,866,362
Electrical Equipment — 0.1%
Eaton Corp., 4.00%, 11/02/32 (a)	200	183,859
Emerson Electric Co.:
5.00%, 4/15/19	100	112,901
2.63%, 2/15/23	350	331,980
Roper Industries, Inc., 3.13%, 11/15/22	150	140,410

		769,150
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	756,495
Corning, Inc., 4.75%, 3/15/42	50	49,066
Jabil Circuit, Inc., 4.70%, 9/15/22	250	239,375
Tyco Electronics Group SA:
6.55%, 10/01/17	50	57,653
3.50%, 2/03/22	100	96,021

		1,198,610
Energy Equipment & Services — 0.3%
Baker Hughes, Inc., 5.13%, 9/15/40	100	106,742
Ensco PLC:
3.25%, 3/15/16 (b)	100	104,381
4.70%, 3/15/21	100	106,142
FMC Technologies, Inc., 3.45%, 10/01/22	100	95,899
Halliburton Co.:
6.15%, 9/15/19	100	119,820
4.50%, 11/15/41	50	48,055
4.75%, 8/01/43	250	247,157
National Oilwell Varco, Inc., 3.95%, 12/01/42	150	134,826
Sunoco Logistics Partners Operations LP, 4.95%, 1/15/43	250	222,716
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/01/42	250	223,095
Transocean, Inc.:
5.05%, 12/15/16	250	273,972
2.50%, 10/15/17 (b)	250	250,671
3.80%, 10/15/22	100	94,159
6.80%, 3/15/38	50	53,083

		2,080,718
Food & Staples Retailing — 0.4%
Costco Wholesale Corp., 1.13%, 12/15/17	150	147,479
CVS Caremark Corp.:
2.75%, 12/01/22	400	369,592
6.13%, 9/15/39	50	57,155
The Kroger Co.:
6.15%, 1/15/20	100	115,942
3.40%, 4/15/22	100	97,340
5.15%, 8/01/43	125	122,342
Safeway, Inc., 4.75%, 12/01/21 (b)	100	100,416
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	800	814,650
3.63%, 7/08/20	150	158,833
5.63%, 4/15/41	500	563,315
4.00%, 4/11/43	150	133,723
4.75%, 10/02/43 (f)	250	247,948
Walgreen Co.:
1.80%, 9/15/17	200	200,687
3.10%, 9/15/22	200	188,192

		3,317,614

68	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	$75	$71,351
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	191,465
4.65%, 1/25/43	250	226,907
Delhaize Group SA, 4.13%, 4/10/19	150	156,431
General Mills, Inc., 3.15%, 12/15/21	150	147,889
Ingredion, Inc., 3.20%, 11/01/15	50	51,967
The JM Smucker Co., 3.50%, 10/15/21	50	49,594
Kellogg Co.:
1.88%, 11/17/16	200	203,668
3.13%, 5/17/22	100	97,247
Kraft Foods Group, Inc.:
1.63%, 6/04/15	250	253,895
5.38%, 2/10/20	52	59,199
5.00%, 6/04/42	200	198,123
Kraft Foods, Inc.:
6.13%, 8/23/18	150	174,950
6.50%, 2/09/40	350	410,807
Mondelez International, Inc.:
4.13%, 2/09/16	150	160,157
5.38%, 2/10/20	48	54,200
Tyson Foods, Inc., 4.50%, 6/15/22	150	155,688
Unilever Capital Corp.:
2.20%, 3/06/19	200	201,433
4.25%, 2/10/21	200	216,692

		3,081,663
Gas Utilities — 0.1%
AGL Capital Corp., 3.50%, 9/15/21	50	50,787
Atmos Energy Corp., 4.15%, 1/15/43	100	88,795
National Fuel Gas Co., 3.75%, 3/01/23	300	288,293
ONEOK, Inc., 4.25%, 2/01/22	100	93,528

		521,403
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.85%, 6/15/18	250	249,778
3.20%, 6/15/23	250	243,923
Boston Scientific Corp.:
6.00%, 1/15/20	100	114,366
4.13%, 10/01/23	100	99,404
CareFusion Corp., 3.30%, 3/01/23 (a)	200	187,349
Covidien International Finance SA:
1.35%, 5/29/15	250	252,443
2.95%, 6/15/23	250	235,854
6.55%, 10/15/37	25	31,108
Medtronic, Inc.:
1.38%, 4/01/18	300	294,524
4.13%, 3/15/21	50	53,155
4.00%, 4/01/43	150	134,394
St Jude Medical, Inc., 3.25%, 4/15/23	150	142,559
Stryker Corp., 1.30%, 4/01/18	200	195,111
Zimmer Holdings, Inc., 1.40%, 11/30/14	250	251,741

		2,485,709
Health Care Providers & Services — 0.6%
Aetna, Inc.:
1.50%, 11/15/17	250	245,475
2.75%, 11/15/22	250	230,708
6.75%, 12/15/37	50	61,055
Cardinal Health, Inc.:
1.70%, 3/15/18	750	732,946
3.20%, 6/15/22 (b)	50	47,625
4.60%, 3/15/43	50	45,699
Cigna Corp.:
2.75%, 11/15/16	100	103,873
4.00%, 2/15/22	25	25,527
5.38%, 2/15/42	50	52,475
Express Scripts Holding Co.:
3.50%, 11/15/16	100	105,835
2.65%, 2/15/17	350	360,836
4.75%, 11/15/21	50	53,515
Humana, Inc., 3.15%, 12/01/22	250	232,599
Kaiser Foundation Hospitals, 3.50%, 4/01/22 (b)	100	97,717
Laboratory Corp. of America Holdings, 3.75%, 8/23/22	100	97,431
McKesson Corp.:
3.25%, 3/01/16 (b)	250	263,465
2.85%, 3/15/23	150	141,432
Medco Health Solutions, Inc., 2.75%, 9/15/15	50	51,661
Quest Diagnostics, Inc.:
3.20%, 4/01/16 (b)	50	52,044
4.70%, 4/01/21	100	105,706
UnitedHealth Group, Inc.:
1.63%, 3/15/19 (b)	550	529,996
2.88%, 3/15/23	250	235,256
5.95%, 2/15/41	100	114,534
3.95%, 10/15/42	150	128,630
WellPoint, Inc.:
5.25%, 1/15/16	150	163,768
1.88%, 1/15/18 (b)	450	446,058
3.13%, 5/15/22	200	189,910

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	69

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
WellPoint, Inc. (concluded):
3.30%, 1/15/23	$100	$94,261
4.63%, 5/15/42	50	45,728
5.10%, 1/15/44	150	146,115

		5,201,880
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 1.20%, 2/05/16	250	248,431
Darden Restaurants, Inc., 3.35%, 11/01/22 (b)	100	90,687
Hyatt Hotels Corp., 3.38%, 7/15/23	190	177,549
Marriott International, Inc.:
3.00%, 3/01/19	100	101,246
3.25%, 9/15/22	100	94,639
McDonald’s Corp.:
0.75%, 5/29/15	250	250,927
1.88%, 5/29/19	100	98,965
3.50%, 7/15/20	50	52,250
3.70%, 2/15/42	100	86,932
Starbucks Corp., 3.85%, 10/01/23	250	254,121
Starwood Hotels & Resorts Worldwide, Inc., 3.13%, 2/15/23	250	228,133
Wyndham Worldwide Corp.:
2.50%, 3/01/18	500	495,048
4.25%, 3/01/22	50	49,244
Yum! Brands, Inc., 5.30%, 9/15/19	100	112,101

		2,340,273
Household Durables — 0.0%
MDC Holdings, Inc., 6.00%, 1/15/43	100	86,741
Mohawk Industries, Inc., 3.85%, 2/01/23	125	118,977
Whirlpool Corp., 5.15%, 3/01/43	200	191,756

		397,474
Household Products — 0.1%
The Clorox Co., 3.05%, 9/15/22	50	47,663
Energizer Holdings, Inc., 4.70%, 5/19/21	50	51,394
Kimberly-Clark Corp., 3.63%, 8/01/20 (b)	50	52,491
The Procter & Gamble Co.:
1.80%, 11/15/15	100	102,574
2.30%, 2/06/22	250	238,106

		492,228
Independent Power Producers & Energy Traders — 0.1%
Exelon Generation Co. LLC:
6.25%, 10/01/39	150	154,465
5.60%, 6/15/42	50	47,786
PPL Energy Supply LLC, 4.60%, 12/15/21	150	148,004
Southern Power Co., 5.25%, 7/15/43	250	249,161

		599,416
Industrial Conglomerates — 0.2%
General Electric Co.:
0.85%, 10/09/15	750	751,729
5.25%, 12/06/17	250	284,538
2.70%, 10/09/22	150	141,488
Koninklijke Philips Electronics N.V., 3.75%, 3/15/22	250	249,328

		1,427,083
Insurance — 1.1%
ACE INA Holdings, Inc.:
2.60%, 11/23/15	300	310,943
4.15%, 3/13/43	150	138,669
Aflac, Inc.:
2.65%, 2/15/17 (b)	250	259,071
3.63%, 6/15/23	250	244,140
Alleghany Corp., 4.95%, 6/27/22	50	52,838
The Allstate Corp.:
3.15%, 6/15/23	250	242,100
4.50%, 6/15/43	150	145,401
American International Group, Inc.:
4.88%, 9/15/16	150	164,309
3.80%, 3/22/17	350	372,229
8.25%, 8/15/18	100	124,683
3.38%, 8/15/20	250	250,152
4.88%, 6/01/22	250	268,190
8.18%, 5/15/58 (d)	175	204,838
Aon Corp., 3.13%, 5/27/16	50	52,324
Aon PLC, 4.45%, 5/24/43	200	178,217
Assurant, Inc., 2.50%, 3/15/18	250	245,445
AXA SA, 8.60%, 12/15/30	50	60,450
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	100	91,885
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	100	101,947
1.55%, 2/09/18	500	495,211
CNA Financial Corp., 5.75%, 8/15/21	100	112,661
Genworth Holdings, Inc.:
8.63%, 12/15/16 (b)	250	296,592
7.70%, 6/15/20	50	58,949
4.90%, 8/15/23	100	100,403
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100	114,788

70	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Insurance (concluded)
ING US, Inc., 2.90%, 2/15/18	$750	$753,060
Lincoln National Corp.:
4.85%, 6/24/21	50	53,944
4.20%, 3/15/22	100	102,378
4.00%, 9/01/23	200	199,062
Loews Corp., 2.63%, 5/15/23	250	228,656
Markel Corp., 3.63%, 3/30/23 (b)	250	237,575
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	50	54,040
MetLife, Inc.:
5.00%, 6/15/15	100	107,068
4.75%, 2/08/21	200	218,677
6.40%, 12/15/36	100	101,000
4.13%, 8/13/42 (b)	300	263,769
Principal Financial Group, Inc., 4.63%, 9/15/42	50	47,278
The Progressive Corp., 3.75%, 8/23/21 (b)	50	51,665
Prudential Financial, Inc.:
3.00%, 5/12/16	150	156,818
5.38%, 6/21/20	350	394,824
8.88%, 6/15/38 (d)	100	121,000
5.63%, 6/15/43 (d)	100	94,188
5.10%, 8/15/43	250	247,264
5.20%, 3/15/44 (d)	100	90,700
The Travelers Cos., Inc., 4.60%, 8/01/43	100	98,843
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	122,917
Willis Group Holdings PLC, 4.13%, 3/15/16	200	210,043
WR Berkley Corp., 4.63%, 3/15/22	200	206,749
XL Group Ltd., 5.75%, 10/01/21	100	113,873

		8,961,826
Internet & Catalog Retail — 0.0%
Amazon.com, Inc., 1.20%, 11/29/17	250	244,219
Internet Software & Services — 0.0%
Baidu, Inc., 3.25%, 8/06/18	205	204,907
eBay, Inc.:
3.25%, 10/15/20	50	51,018
2.60%, 7/15/22	50	46,487
Google, Inc., 3.63%, 5/19/21	25	26,184

		328,596
IT Services — 0.3%
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	250	243,523
3.50%, 4/15/23	25	22,488
Fiserv, Inc., 6.80%, 11/20/17	50	58,301
International Business Machines Corp.:
0.55%, 2/06/15	250	250,318
0.75%, 5/11/15 (b)	200	200,976
2.00%, 1/05/16	150	154,104
1.25%, 2/08/18	500	491,441
1.88%, 5/15/19 (b)	250	246,776
2.90%, 11/01/21	100	98,107
4.00%, 6/20/42	100	89,577
Total System Services, Inc., 2.38%, 6/01/18	250	243,888
The Western Union Co.:
2.88%, 12/10/17	250	255,403
6.20%, 11/17/36 (b)	25	24,750

		2,379,652
Leisure Equipment & Products — 0.0%
Mattel, Inc., 1.70%, 3/15/18	200	196,370
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	194,231
Life Technologies Corp., 6.00%, 3/01/20	100	112,608
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/16	50	50,915
3.15%, 1/15/23	250	231,490

		589,244
Machinery — 0.2%
Caterpillar, Inc.:
5.70%, 8/15/16	100	112,872
3.90%, 5/27/21	50	52,297
5.20%, 5/27/41	100	106,533
Danaher Corp., 3.90%, 6/23/21	50	53,139
Deere & Co., 3.90%, 6/09/42	50	44,221
Flowserve Corp., 3.50%, 9/15/22	100	94,412
Illinois Tool Works, Inc.:
4.88%, 9/15/41	50	50,400
3.90%, 9/01/42	75	64,799
Ingersoll-Rand Global Holding Co., Ltd.:
6.88%, 8/15/18	50	59,259
2.88%, 1/15/19 (a)	500	498,408
Joy Global, Inc., 5.13%, 10/15/21 (b)	50	52,716
Pentair Finance SA:
1.88%, 9/15/17	250	245,734
3.15%, 9/15/22	300	276,967
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	140,847

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	71

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Machinery (concluded)
Trinity Acquisition PLC, 6.13%, 8/15/43	$150	$146,632

		1,999,236
Media — 1.1%
CBS Corp.:
7.88%, 7/30/30	75	90,912
4.85%, 7/01/42	75	66,984
Cintas Corp. No 2, 4.30%, 6/01/21	25	26,303
Comcast Corp.:
5.15%, 3/01/20	350	396,259
4.25%, 1/15/33	650	612,984
6.45%, 3/15/37	200	238,782
4.65%, 7/15/42	150	142,640
COX Communications, Inc., 5.50%, 10/01/15	100	107,760
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	100	103,376
3.50%, 3/01/16	250	260,621
2.40%, 3/15/17	250	251,157
1.75%, 1/15/18	750	723,134
5.15%, 3/15/42	150	127,618
Discovery Communications LLC:
4.38%, 6/15/21	50	52,353
3.25%, 4/01/23 (b)	50	47,034
4.95%, 5/15/42	50	46,245
4.88%, 4/01/43	150	138,406
NBCUniversal Media LLC:
3.65%, 4/30/15	250	261,996
4.38%, 4/01/21	100	107,656
2.88%, 1/15/23	250	237,752
News America, Inc.:
4.50%, 2/15/21	100	106,192
3.00%, 9/15/22	400	374,829
6.20%, 12/15/34	100	108,269
6.15%, 2/15/41	150	165,243
Omnicom Group, Inc., 3.63%, 5/01/22	125	119,889
TCI Communications, Inc., 8.75%, 8/01/15	50	57,015
Thomson Reuters Corp.:
0.88%, 5/23/16	250	248,515
6.50%, 7/15/18	250	294,073
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	347,281
4.13%, 2/15/21	100	94,438
4.00%, 9/01/21	500	466,484
6.55%, 5/01/37	150	138,019
6.75%, 6/15/39	50	46,594
4.50%, 9/15/42	225	164,511
Time Warner, Inc.:
4.88%, 3/15/20	250	271,988
3.40%, 6/15/22 (b)	250	242,691
7.70%, 5/01/32	250	314,779
6.25%, 3/29/41	150	164,899
Viacom, Inc.:
3.13%, 6/15/22 (b)	150	139,725
3.25%, 3/15/23	200	185,048
4.38%, 3/15/43	70	56,649
5.85%, 9/01/43	100	101,802
The Walt Disney Co.:
0.88%, 12/01/14	250	251,680
3.75%, 6/01/21	50	52,488
2.35%, 12/01/22	300	275,437
WPP Finance 2010, 4.75%, 11/21/21	100	103,075

		8,931,585
Metals & Mining — 0.7%
Alcoa, Inc.:
5.55%, 2/01/17	200	214,652
5.90%, 2/01/27	100	96,705
Allegheny Technologies, Inc., 5.88%, 8/15/23	150	151,713
Barrick Gold Corp.:
2.90%, 5/30/16	250	253,171
2.50%, 5/01/18	250	238,387
3.85%, 4/01/22	350	309,537
Barrick North America Finance LLC, 5.70%, 5/30/41	50	42,030
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	100	100,611
2.05%, 9/30/18	175	175,251
2.88%, 2/24/22	250	238,942
5.00%, 9/30/43	350	356,471
Carpenter Technology Corp., 4.45%, 3/01/23	250	244,960
Cliffs Natural Resources, Inc. (b):
3.95%, 1/15/18	200	200,855
4.88%, 4/01/21	50	47,171
Freeport-McMoRan Copper & Gold, Inc.:
2.15%, 3/01/17	100	99,381
3.10%, 3/15/20 (a)	200	188,063
3.55%, 3/01/22	50	45,985
5.45%, 3/15/43 (a)	100	89,632
Goldcorp, Inc., 2.13%, 3/15/18	150	146,161
Newmont Mining Corp.:
3.50%, 3/15/22	200	174,891
4.88%, 3/15/42	50	37,997
Nucor Corp., 5.20%, 8/01/43	250	238,275

72	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	$25	$24,399
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16 (b)	50	51,476
4.13%, 5/20/21	150	152,528
Rio Tinto Finance USA PLC:
1.13%, 3/20/15	250	251,272
1.63%, 8/21/17	250	246,331
2.25%, 12/14/18 (b)	500	492,983
2.88%, 8/21/22	100	91,887
4.75%, 3/22/42	100	92,765
Southern Copper Corp., 6.75%, 4/16/40	100	97,330
Teck Resources Ltd.:
3.00%, 3/01/19	450	443,580
4.75%, 1/15/22	50	50,176
3.75%, 2/01/23 (b)	100	92,052
5.20%, 3/01/42	50	42,522
Vale Overseas Ltd., 6.88%, 11/21/36	200	202,839
Vale SA, 5.63%, 9/11/42	250	218,064

		6,241,045
Multi-Utilities — 0.2%
CMS Energy Corp., 4.70%, 3/31/43	200	185,229
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	121,988
4.20%, 3/15/42	150	138,917
3.95%, 3/01/43	150	133,214
Dominion Resources, Inc.:
1.40%, 9/15/17	250	246,489
4.90%, 8/01/41	50	49,458
Pacific Gas & Electric Co., 6.05%, 3/01/34	250	278,135
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	255,290
4.30%, 4/01/42	100	97,246
SCANA Corp., 4.13%, 2/01/22	100	97,637

		1,603,603
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	242,613
Kohl’s Corp., 4.00%, 11/01/21 (b)	50	50,177
Nordstrom, Inc., 4.00%, 10/15/21 (b)	100	104,512
Target Corp.:
2.90%, 1/15/22	150	146,453
4.00%, 7/01/42	100	88,846

		632,601
Office Electronics — 0.0%
Xerox Corp.:
4.25%, 2/15/15	250	260,669
5.63%, 12/15/19	100	111,100

		371,769
Oil, Gas & Consumable Fuels — 2.9%
Alberta Energy Co., Ltd., 7.38%, 11/01/31	50	58,375
Anadarko Petroleum Corp.:
6.38%, 9/15/17	750	871,858
6.45%, 9/15/36	100	114,843
Apache Corp.:
3.25%, 4/15/22	200	195,799
2.63%, 1/15/23	250	229,090
6.00%, 1/15/37	100	110,261
4.25%, 1/15/44	100	87,484
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	183,764
BP Capital Markets PLC:
3.20%, 3/11/16	100	104,981
1.85%, 5/05/17	250	252,139
1.38%, 5/10/18	250	242,519
2.24%, 9/26/18	300	300,300
4.74%, 3/11/21	50	54,215
3.25%, 5/06/22	100	96,552
3.99%, 9/26/23	250	251,983
Buckeye Partners LP, 4.15%, 7/01/23	250	243,962
Canadian Natural Resources Ltd.:
1.45%, 11/14/14	50	50,374
3.45%, 11/15/21	100	99,596
6.25%, 3/15/38	50	55,716
Cenovus Energy, Inc.:
5.70%, 10/15/19	150	171,224
3.00%, 8/15/22	100	94,840
Chevron Corp., 2.43%, 6/24/20	550	543,669
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	300	269,642
ConocoPhillips:
4.60%, 1/15/15	200	210,145
6.50%, 2/01/39	400	503,015
ConocoPhillips Co., 1.05%, 12/15/17	250	243,045
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	126,239
DCP Midstream Operating LP, 3.88%, 3/15/23	225	204,732
Devon Energy Corp.:
1.88%, 5/15/17	250	250,556
4.00%, 7/15/21 (b)	150	153,258
4.75%, 5/15/42	200	182,457
Ecopetrol SA:
7.63%, 7/23/19 (b)	100	118,250

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	73

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA (concluded):
5.88%, 9/18/23	$350	$364,000
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	200	212,296
Enbridge Energy Partners LP, 4.20%, 9/15/21 (b)	100	101,368
Encana Corp., 3.90%, 11/15/21 (b)	200	200,446
Energy Transfer Partners LP:
9.70%, 3/15/19	44	56,271
5.20%, 2/01/22	250	262,824
3.60%, 2/01/23	150	139,723
4.90%, 2/01/24	250	254,052
5.95%, 10/01/43	150	148,913
Enterprise Products Operating LLC:
5.60%, 10/15/14	200	210,190
3.35%, 3/15/23	250	236,609
5.95%, 2/01/41	150	161,659
4.45%, 2/15/43	75	66,349
4.85%, 3/15/44	200	186,411
EOG Resources, Inc.:
2.50%, 2/01/16	50	51,869
5.63%, 6/01/19	150	174,771
EQT Corp., 4.88%, 11/15/21	50	51,614
Hess Corp.:
8.13%, 2/15/19	200	248,881
5.60%, 2/15/41	300	308,421
Husky Energy, Inc., 3.95%, 4/15/22	150	150,568
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	243,313
3.95%, 9/01/22	225	221,222
6.50%, 2/01/37	100	109,941
5.00%, 8/15/42	75	68,174
5.00%, 3/01/43	200	180,870
Marathon Oil Corp.:
5.90%, 3/15/18	100	114,962
2.80%, 11/01/22	150	139,479
Marathon Petroleum Corp.:
3.50%, 3/01/16	250	262,561
5.13%, 3/01/21 (b)	150	161,951
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	250	279,674
Murphy Oil Corp., 4.00%, 6/01/22	100	95,630
Nabors Industries, Inc.:
5.00%, 9/15/20	50	52,244
4.63%, 9/15/21 (b)	250	251,279
Nexen, Inc., 6.40%, 5/15/37	100	109,679
Noble Energy, Inc., 4.15%, 12/15/21	150	156,161
Noble Holding International Ltd.:
2.50%, 3/15/17	150	150,792
5.25%, 3/15/42	50	45,531
Occidental Petroleum Corp., 4.10%, 2/01/21	50	52,360
ONEOK Partners LP:
2.00%, 10/01/17	250	248,196
6.13%, 2/01/41	50	50,547
Pemex Project Funding Master Trust, 5.75%, 3/01/18	350	387,625
Petrobras Global Finance BV:
3.00%, 1/15/19	500	470,210
5.63%, 5/20/43	200	167,498
Petrobras International Finance Co.:
2.88%, 2/06/15	100	101,451
3.50%, 2/06/17	500	507,725
5.75%, 1/20/20 (b)	400	415,626
5.38%, 1/27/21	250	251,146
Petrohawk Energy Corp., 7.88%, 6/01/15 (b)	50	51,005
Petroleos Mexicanos:
3.50%, 7/18/18	350	354,375
4.88%, 1/24/22	400	408,000
3.50%, 1/30/23	400	363,589
6.50%, 6/02/41	50	51,819
5.50%, 6/27/44	200	181,568
Phillips 66:
1.95%, 3/05/15	250	253,791
5.88%, 5/01/42	100	105,041
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	150,676
Plains All American Pipeline LP / PAA Finance Corp.:
2.85%, 1/31/23	250	228,398
5.15%, 6/01/42	50	49,834
Plains Exploration & Production Co.:
6.13%, 6/15/19	250	268,014
6.50%, 11/15/20	250	268,231
Rowan Cos., Inc., 5.40%, 12/01/42	100	90,356
Sempra Energy, 2.30%, 4/01/17	250	254,815
Shell International Finance BV:
3.10%, 6/28/15	150	156,693
0.63%, 12/04/15	1,050	1,050,007
4.38%, 3/25/20	100	110,223
6.38%, 12/15/38	50	62,444
5.50%, 3/25/40	50	56,500
4.55%, 8/12/43	200	197,035
Southwestern Energy Co., 4.10%, 3/15/22	100	100,018

74	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Spectra Energy Capital LLC, 3.30%, 3/15/23	$500	$446,461
Spectra Energy Partners LP, 4.75%, 3/15/24	250	257,612
Statoil ASA:
2.65%, 1/15/24	500	462,408
5.10%, 8/17/40	100	105,089
Suncor Energy, Inc.:
6.10%, 6/01/18	200	234,275
6.50%, 6/15/38	250	291,338
Talisman Energy, Inc.:
3.75%, 2/01/21	50	48,804
5.50%, 5/15/42	50	46,585
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	100	118,141
Total Capital Canada Ltd., 2.75%, 7/15/23	150	140,658
Total Capital International SA:
0.75%, 1/25/16	400	398,760
1.50%, 2/17/17	100	100,758
TransCanada PipeLines Ltd.:
0.88%, 3/02/15	100	100,310
6.20%, 10/15/37	200	230,825
Valero Energy Corp.:
6.13%, 2/01/20	150	172,468
6.63%, 6/15/37	100	108,614
Weatherford International Ltd.:
6.00%, 3/15/18	150	168,150
5.13%, 9/15/20	50	52,127
5.95%, 4/15/42	100	95,746
The Williams Cos., Inc.:
7.88%, 9/01/21	31	36,970
3.70%, 1/15/23	100	90,314
Williams Partners LP:
3.80%, 2/15/15	150	155,697
4.00%, 11/15/21	250	246,290

		24,478,797
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	48,573
Georgia-Pacific LLC, 8.88%, 5/15/31	25	34,538
International Paper Co.:
7.95%, 6/15/18	225	279,276
7.50%, 8/15/21	100	123,058
Westvaco Corp., 8.20%, 1/15/30	100	117,444

		602,889
Personal Products — 0.0%
Avon Products, Inc., 4.60%, 3/15/20	250	259,249
Pharmaceuticals — 0.8%
AbbVie, Inc.:
1.75%, 11/06/17	300	297,537
2.00%, 11/06/18	150	147,283
2.90%, 11/06/22	300	280,563
4.40%, 11/06/42	50	45,269
Actavis, Inc. (FKA Watson Pharmaceuticals, Inc.), 3.25%, 10/01/22	150	140,627
Allergan, Inc., 1.35%, 3/15/18	250	243,744
AstraZeneca PLC:
5.90%, 9/15/17	100	116,355
1.95%, 9/18/19	500	489,769
6.45%, 9/15/37	100	121,999
Bristol-Myers Squibb Co., 2.00%, 8/01/22	250	224,794
Eli Lilly & Co., 5.50%, 3/15/27	50	58,212
GlaxoSmithKline Capital PLC:
0.75%, 5/08/15	150	150,585
2.85%, 5/08/22	150	143,922
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	250	249,851
5.65%, 5/15/18	100	116,403
6.38%, 5/15/38	50	62,376
Johnson & Johnson:
2.15%, 5/15/16	100	103,796
4.50%, 9/01/40	100	102,011
Merck & Co., Inc.:
1.30%, 5/18/18	500	488,087
3.88%, 1/15/21	250	263,919
5.95%, 12/01/28	100	120,385
4.15%, 5/18/43	250	231,436
Mylan, Inc., 1.80%, 6/24/16 (a)	250	251,034
Novartis Capital Corp., 4.40%, 4/24/20	100	109,793
Pfizer, Inc.:
5.35%, 3/15/15	100	106,825
1.50%, 6/15/18 (b)	500	495,953
7.20%, 3/15/39	200	271,112
4.30%, 6/15/43	250	235,512
Sanofi, 1.25%, 4/10/18	250	244,061
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/16	200	206,212
2.95%, 12/18/22	150	138,979
Zoetis, Inc. (a):
1.15%, 2/01/16	150	150,603
4.70%, 2/01/43	150	139,792

		6,548,799

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	75

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate — 0.3%
AvalonBay Communities, Inc., 2.95%, 9/15/22	$100	$92,327
Boston Properties LP:
3.70%, 11/15/18	200	210,188
3.13%, 9/01/23	250	229,014
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	236,508
Duke Realty LP, 3.63%, 4/15/23	250	232,504
Host Hotels & Resorts LP, 5.25%, 3/15/22	250	259,494
Liberty Property LP, 4.40%, 2/15/24	250	249,242
Simon Property Group LP:
5.25%, 12/01/16	50	55,791
2.80%, 1/30/17	100	103,618
2.15%, 9/15/17	250	253,663
3.38%, 3/15/22	100	98,106
2.75%, 2/01/23 (b)	250	229,404
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	238,268
4.25%, 3/01/22	100	100,982

		2,589,109
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.40%, 2/15/19	250	247,097
5.05%, 9/01/20	25	25,932
4.70%, 3/15/22	100	97,164
3.50%, 1/31/23	150	131,671
DDR Corp., 4.63%, 7/15/22	100	101,818
ERP Operating LP, 4.75%, 7/15/20	100	108,069
HCP, Inc.:
6.00%, 1/30/17	100	112,460
3.15%, 8/01/22 (b)	100	92,058
Health Care REIT, Inc.:
4.13%, 4/01/19	200	210,648
5.25%, 1/15/22	50	53,431
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	139,507
Hospitality Properties Trust, 5.00%, 8/15/22	200	199,744
ProLogis LP:
6.25%, 3/15/17	50	56,800
6.63%, 5/15/18	150	175,392
Realty Income Corp., 4.65%, 8/01/23 (b)	250	253,518
Weyerhaeuser Co., 7.38%, 3/15/32	350	426,289

		2,431,598
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	250	235,245
5.40%, 6/01/41	50	52,041
4.40%, 3/15/42	150	135,950
4.45%, 3/15/43	200	181,933
Canadian National Railway Co.:
1.45%, 12/15/16	50	50,464
3.50%, 11/15/42	100	81,587
Canadian Pacific Railway Ltd., 5.75%, 1/15/42	25	27,410
CSX Corp.:
3.70%, 10/30/20	100	103,608
4.75%, 5/30/42	100	95,448
Norfolk Southern Corp.:
7.70%, 5/15/17	150	180,910
3.00%, 4/01/22	250	240,932
3.95%, 10/01/42	100	84,801
Union Pacific Corp.:
4.16%, 7/15/22	100	105,631
2.75%, 4/15/23	200	187,660
4.30%, 6/15/42	50	46,924

		1,810,544
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	50	52,091
Intel Corp.:
1.35%, 12/15/17	300	296,124
2.70%, 12/15/22	200	185,746
4.80%, 10/01/41	50	47,907
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	93,119

		674,987
Software — 0.3%
Autodesk, Inc., 1.95%, 12/15/17	75	73,512
CA, Inc., 4.50%, 8/15/23	170	170,164
Microsoft Corp.:
3.00%, 10/01/20	50	50,959
5.30%, 2/08/41	100	106,739
3.75%, 5/01/43 (b)	150	126,674
Oracle Corp.:
1.20%, 10/15/17	750	736,604
5.75%, 4/15/18	150	174,689
3.88%, 7/15/20	100	106,359
3.63%, 7/15/23	250	249,332
5.38%, 7/15/40	150	163,345
Symantec Corp., 2.75%, 6/15/17	150	152,383

		2,110,760
Specialty Retail — 0.3%
AutoZone, Inc.:
3.70%, 4/15/22	50	48,969

76	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
AutoZone, Inc. (concluded):
3.13%, 7/15/23	$250	$230,924
The Home Depot, Inc.:
4.40%, 4/01/21	150	164,452
3.75%, 2/15/24	350	354,215
5.88%, 12/16/36	100	114,145
4.20%, 4/01/43	250	226,759
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	200,773
4.63%, 4/15/20	100	111,033
3.12%, 4/15/22	100	97,453
4.65%, 4/15/42	250	240,374
5.00%, 9/15/43	150	151,106
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	11	12,418
3.88%, 1/15/22 (b)	300	297,422
4.38%, 9/01/23	200	201,695
QVC, Inc., 5.13%, 7/02/22	250	245,795
Staples, Inc., 2.75%, 1/12/18 (b)	150	150,889

		2,848,422
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	100,555
Tobacco — 0.3%
Altria Group, Inc.:
9.70%, 11/10/18	284	375,455
9.25%, 8/06/19	68	89,801
2.85%, 8/09/22	250	228,966
10.20%, 2/06/39	100	152,502
4.50%, 5/02/43 (b)	150	129,729
Lorillard Tobacco Co.:
6.88%, 5/01/20	100	115,000
3.75%, 5/20/23 (b)	250	229,623
Philip Morris International, Inc.:
1.13%, 8/21/17	250	245,456
4.13%, 5/17/21	50	52,630
2.63%, 3/06/23 (b)	250	231,092
4.50%, 3/20/42	50	46,787
3.88%, 8/21/42	100	84,766
4.13%, 3/04/43	200	176,771
Reynolds American, Inc.:
4.75%, 11/01/42	150	130,791
6.15%, 9/15/43	150	156,933

		2,446,302
Trading Companies & Distributors — 0.0%
GATX Corp., 2.38%, 7/30/18	150	148,199
Transportation Infrastructure — 0.1%
Ryder System, Inc.:
2.50%, 3/01/17	150	151,486
2.35%, 2/26/19	500	488,559

		640,045
Water Utilities — 0.0%
United Utilities PLC, 5.38%, 2/01/19	50	53,964
Wireless Telecommunication Services — 0.3%
America Movil SAB de C.V.:
2.38%, 9/08/16	500	508,400
5.00%, 3/30/20	450	483,828
4.38%, 7/16/42 (b)	100	81,941
Rogers Communications, Inc., 3.00%, 3/15/23 (b)	150	138,433
Vodafone Group PLC:
0.90%, 2/19/16	250	249,562
1.63%, 3/20/17	250	248,623
1.50%, 2/19/18	500	486,086
7.88%, 2/15/30	100	127,018
4.38%, 2/19/43	200	173,877

		2,497,768
Total Corporate Bonds — 23.7%		198,152,678

Foreign Agency Obligations
Brazilian Government International Bond:
8.00%, 1/15/18	125	140,625
5.88%, 1/15/19	250	282,875
4.88%, 1/22/21	650	697,937
2.63%, 1/05/23 (b)	750	658,125
5.63%, 1/07/41	300	299,250
Colombia Government International Bond:
4.38%, 7/12/21	250	258,125
2.63%, 3/15/23	250	221,250
4.00%, 2/26/24	250	245,000
7.38%, 9/18/37	100	124,850
Council of Europe Development Bank:
1.50%, 1/15/15	50	50,750
1.00%, 3/07/18	250	243,925
European Bank for Reconstruction & Development, 1.00%, 2/16/17	250	250,097
European Investment Bank:
1.00%, 7/15/15	500	505,005
0.63%, 4/15/16 (b)	1,250	1,249,095
2.50%, 5/16/16	100	104,667
5.13%, 9/13/16	225	252,945
1.25%, 10/14/16	100	101,150

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	77

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
European Investment Bank (concluded):
1.75%, 3/15/17	$500	$511,080
1.63%, 6/15/17	500	507,400
1.00%, 3/15/18	250	244,168
1.00%, 6/15/18	250	242,577
Hydro-Quebec, 2.00%, 6/30/16	350	360,465
Inter-American Development Bank, 1.38%, 10/18/16	250	253,917
International Bank for Reconstruction & Development:
2.38%, 5/26/15	500	516,735
0.50%, 4/15/16	750	747,333
1.00%, 9/15/16	75	75,528
International Finance Corp., 0.50%, 5/15/15	500	500,880
Israel Government International Bond:
3.15%, 6/30/23 (b)	250	238,250
4.50%, 1/30/43	200	179,000
Italian Republic:
4.50%, 1/21/15	500	521,049
6.88%, 9/27/23	100	120,042
5.38%, 6/15/33 (b)	250	252,725
Japan Bank for International Cooperation, 2.13%, 2/07/19	200	201,022
KFW:
1.00%, 1/12/15	750	756,712
1.25%, 10/26/15	250	253,850
2.63%, 2/16/16	100	104,840
1.25%, 2/15/17	750	756,851
2.75%, 10/01/20	500	510,250
Mexico Government International Bond:
5.63%, 1/15/17	500	558,000
5.95%, 3/19/19	350	404,250
8.13%, 12/30/19	100	131,000
5.13%, 1/15/20 (b)	100	111,450
3.63%, 3/15/22 (b)	500	496,000
4.00%, 10/02/23	350	347,813
6.75%, 9/27/34	150	177,750
4.75%, 3/08/44	450	407,250
Nordic Investment Bank, 0.50%, 4/14/16	500	498,950
Panama Government International Bond:
5.20%, 1/30/20 (b)	350	384,125
6.70%, 1/26/36	100	114,250
Peruvian Government International Bond, 8.75%, 11/21/33	191	275,040
Philippine Government International Bond:
4.00%, 1/15/21	500	518,750
7.75%, 1/14/31	500	651,250
Poland Government International Bond:
3.88%, 7/16/15	100	104,880
6.38%, 7/15/19	250	291,750
3.00%, 3/17/23 (b)	200	183,200
Province of British Columbia Canada, 2.85%, 6/15/15	150	156,204
Province of Nova Scotia Canada, 2.38%, 7/21/15	200	205,942
Province of Ontario Canada:
2.30%, 5/10/16	100	103,770
1.20%, 2/14/18 (b)	750	736,789
2.00%, 9/27/18	500	502,350
4.40%, 4/14/20 (b)	200	221,690
Province of Quebec Canada:
5.00%, 3/01/16	350	385,805
2.63%, 2/13/23	250	232,575
Republic of Korea, 3.88%, 9/11/23	250	254,498
South Africa Government International Bond:
4.67%, 1/17/24 (b)	200	194,000
5.88%, 9/16/25	350	367,938
Svensk Exportkredit AB, 2.13%, 7/13/16	200	207,180
Turkey Government International Bond:
7.50%, 11/07/19	500	578,250
3.25%, 3/23/23 (b)	500	431,250
6.88%, 3/17/36	250	265,688
6.00%, 1/14/41	500	482,625
Uruguay Government International Bond:
8.00%, 11/18/22	150	191,250
4.50%, 8/14/24	250	253,750

Total Foreign Agency Obligations — 3.0%		24,967,607

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	188,128
Bay Area Toll Authority, RB:
7.04%, 4/01/50	100	122,154
Build America Bonds, Series S-1, 6.92%, 4/01/40	100	122,851
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	100	112,302
City of New York New York, GO, 5.97%, 3/01/36	100	111,819
City Public Service Board of San Antonio, RB, 4.43%, 2/01/42	100	95,204

78	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Commonwealth of Massachusetts, GO, 5.46%, 12/01/39	$100	$108,333
Commonwealth of Pennsylvania, GO, 4.65%, 2/15/26	100	104,715
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	100	101,567
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48	160	164,760
Denver City & County School District No 1, COP, Refunding Series B, 4.24%, 12/15/37	50	45,828
East Bay Municipal Utility District, RB, 5.87%, 6/01/40	100	114,519
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	93,533
Illinois State Toll Highway Authority, RB, 5.85%, 12/01/34	100	110,315
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	94,038
Los Angeles Community College District, GO, 6.75%, 8/01/49	50	61,876
Los Angeles County Metropolitan Transportation Authority, RB, 5.74%, 6/01/39	100	110,015
Los Angeles Department of Water & Power, RB:
5.72%, 7/01/39	100	109,233
6.60%, 7/01/50	90	111,901
Los Angeles Unified School District, GO, 6.76%, 7/01/34	150	183,378
Massachusetts School Building Authority, RB, 5.72%, 8/15/39	100	113,266
Metropolitan Transportation Authority, RB:
5.87%, 11/15/39	100	106,251
Build America Bonds, Series C-1, 6.69%, 11/15/40	50	59,258
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.72%, 12/01/38	150	163,089
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 6.64%, 4/01/57	125	129,450
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	245,462
New Jersey State Turnpike Authority, RB, Build America Bonds, Series F, 7.41%, 1/01/40	200	260,000
New Jersey State Turnpike Authority, Refunding RB, Series B (AMBAC), 4.25%, 1/01/16	120	124,279
New York City Transitional Finance Authority, RB, Build America Bonds, Sub-Series B-1, 5.57%, 11/01/38	100	109,821
New York City Water & Sewer System, RB, 5.95%, 6/15/42	115	132,744
New York State Dormitory Authority, RB, 5.43%, 3/15/39	135	144,100
North Texas Tollway Authority, RB, 6.72%, 1/01/49	50	60,424
Ohio State University, RB, 4.91%, 6/01/40	100	101,694
Ohio State Water Development Authority, RB, 4.88%, 12/01/34	100	100,904
Port Authority of New York & New Jersey, RB, 5.86%, 12/01/24	100	117,001
Port Authority of New York & New Jersey, Refunding RB, 4.46%, 10/01/62	120	101,128
San Diego County Water Authority, RB, 6.14%, 5/01/49	100	115,376
San Francisco City & County Public Utilities Commission Revenue, RB, 6.95%, 11/01/50	100	123,112
Santa Clara Valley Transportation Authority, RB, 5.88%, 4/01/32	100	109,175
State of California, GO:
7.50%, 4/01/34	145	183,956
7.35%, 11/01/39	100	126,446
Build America Bonds, Various Purpose, 7.55%, 4/01/39	175	227,064
Build America Bonds, Various Purpose, 7.60%, 11/01/40	200	261,530
State of Connecticut, GO, 5.09%, 10/01/30	150	152,649
State of Illinois, GO:
5.67%, 3/01/18	200	217,942
5.10%, 6/01/33	500	441,945
State of Oregon, GO, 5.76%, 6/01/23	100	117,250
State of Texas, GO, 5.52%, 4/01/39	100	113,196
State of Washington, GO, Series D, 5.48%, 8/01/39	100	109,075
Texas Transportation Commission, RB, 5.18%, 4/01/30	100	109,950
University of California, RB, Series H, 6.55%, 5/15/48	50	59,002
University of California, Refunding RB, 4.60%, 5/15/31	150	150,190

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	79

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
University of Virginia, RB, 6.20%, 9/01/39	$140	$174,055
Virginia Commonwealth Transportation Board, RB, 5.35%, 5/15/35	75	80,477

Total Municipal Bonds — 0.9%		7,207,730

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.7%
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PWR8, Class A4, 4.67%, 6/11/41	1,190	1,245,709
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (d)	700	787,386
Series 2007-T26, Class A4, 5.47%, 1/12/45 (d)	1,300	1,451,087
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	600	663,268
Commercial Mortgage Trust (d):
Series 2006-C7, Class AM, 5.78%, 6/10/46	750	807,649
Series 2013-CR9, Class A4, 4.24%, 7/10/45	700	729,834
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.01%, 2/15/38 (d)	1,294	1,339,516
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A, 4.97%, 7/10/45 (d)	1,000	1,057,954
Greenwich Capital Commercial Funding Corp., Class A4:
Series 2007-GG11, 5.74%, 12/10/49	350	393,120
Series 2007-GG9, 5.44%, 3/10/39	200	221,292
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class AM, 5.62%, 4/10/38 (d)	500	536,866
Series 2007-GG10, Class A4, 5.80%, 8/10/45 (d)	300	332,761
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	234,501
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP1, Class A4, 5.04%, 3/15/46 (d)	1,050	1,091,563
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	900	989,590
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	684,551
ML-CFC Commercial Mortgage Trust (d):
Series 2006-4, Class A3, 5.17%, 12/12/49	512	558,875
Series 2007-9, Class AM, 5.86%, 9/12/49	675	749,022
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	500	476,958

Total Non-Agency Mortgage-Backed Securities — 1.7%		14,351,502

US Government Sponsored Agency Securities
Agency Obligations — 4.7%
Fannie Mae:
0.38%, 12/21/15 (b)	4,000	3,989,420
0.50%, 7/02/15 - 3/30/16 (b)	5,000	4,998,054
0.65%, 3/28/16	2,700	2,696,263
0.88%, 12/20/17 - 5/21/18 (b)	4,328	4,232,056
1.13%, 4/27/17 (b)	2,310	2,317,960
1.63%, 10/26/15	350	358,560
2.38%, 7/28/15	600	621,925
6.63%, 11/15/30	149	199,162
Federal Home Loan Bank (b):
0.25%, 2/20/15	5,000	4,998,505
5.50%, 7/15/36	100	118,159
Financing Corp., 8.60%, 9/26/19	200	270,551
Freddie Mac:
0.50%, 5/13/16	5,000	4,987,045
0.88%, 3/07/18 (b)	1,500	1,465,177
1.25%, 10/02/19	2,200	2,102,067
1.75%, 9/10/15 - 5/30/19 (b)	1,920	1,956,753
2.00%, 8/25/16 (b)	750	777,134
2.38%, 1/13/22 (b)	920	895,432
4.88%, 6/13/18 (b)	250	287,432
6.25%, 7/15/32	150	195,470
6.75%, 3/15/31	500	677,726
Tennessee Valley Authority:
3.50%, 12/15/42	140	114,048
6.25%, 12/15/17	400	476,155

		38,735,054

80	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 29.7%
Fannie Mae Mortgage-Backed Securities:
1.94%, 4/01/43(d)	$550	$557,066
1.97%, 5/01/43(d)	1,408	1,428,220
2.10%, 6/01/43(d)	1,058	1,050,196
2.50%, 8/01/42(d)	399	405,447
2.50%, 9/01/28 - 10/01/43 (g)	10,004	9,988,295
2.78%, 8/01/41	171	176,811
3.00%, 1/01/27 - 10/01/43 (g)	24,659	24,426,770
3.16%, 11/01/40 (d)	75	78,530
3.50%, 2/01/26 - 10/01/43 (g)	23,785	24,424,007
4.00%, 10/01/25 - 10/01/43 (g)	17,109	17,991,227
4.50%, 5/01/24 - 10/01/43 (g)	14,635	15,639,888
5.00%, 1/01/19 - 10/01/43 (g)	15,370	16,653,322
5.50%, 6/01/25 - 10/01/43 (g)	9,920	10,777,431
6.00%, 3/01/34 - 10/01/43 (g)	10,400	11,378,277
6.50%, 7/01/32	320	357,392
7.00%, 2/01/32	66	74,424
Freddie Mac Mortgage-Backed Securities:
1.78%, 6/01/43 (d)	262	263,585
2.50%, 10/01/28 (g)	5,000	5,028,906
2.64%, 7/01/38 (d)	127	134,546
3.00%, 3/01/27 - 10/01/43 (g)	12,879	12,780,747
3.26%, 8/01/41 (d)	104	108,776
3.50%, 10/01/28 - 10/01/43 (g)	12,268	12,551,128
3.69%, 9/01/40 (d)	126	133,966
4.00%, 5/01/19 - 10/01/43 (g)	8,956	9,390,085
4.50%, 4/01/18 - 10/01/43 (g)	9,749	10,383,649
5.00%, 10/01/18 - 10/01/43 (g)	2,668	2,875,021
5.50%, 6/01/35 - 10/01/43 (g)	3,085	3,343,552
6.50%, 6/01/31	136	151,369
8.00%, 12/01/24	274	312,093
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 10/01/43 (g)	12,390	12,194,313
3.50%, 9/20/42 - 10/01/43 (g)	13,794	14,234,198
4.00%, 3/15/41 - 10/01/43 (g)	7,659	8,097,809
4.50%, 7/15/39 - 10/01/43 (g)	10,204	10,978,646
5.00%, 11/15/39 - 10/01/43 (g)	6,670	7,261,046
5.50%, 12/15/32 - 7/20/40	1,151	1,265,887
6.00%, 3/15/35 - 10/20/38	757	839,815
6.50%, 9/15/36	303	353,630
7.50%, 12/15/23	301	324,610

		248,414,680
Total US Government Sponsored Agency Securities - 34.4%		287,149,734
US Treasury Bonds:
8.75%, 5/15/17	2,100	2,688,655
8.75%, 5/15/20 (b)	500	716,953
8.75%, 8/15/20 (b)	400	577,500
6.25%, 8/15/23	450	595,547
7.63%, 2/15/25 (b)	375	553,828
6.50%, 11/15/26	1,500	2,076,796
6.13%, 11/15/27 (b)	2,080	2,807,676
6.25%, 5/15/30 (b)	5,600	7,775,253
5.38%, 2/15/31 (b)	350	446,359
4.50%, 2/15/36 (b)	2,466	2,849,771
5.00%, 5/15/37 (b)	3,050	3,768,656
3.50%, 2/15/39	3,300	3,237,095
4.25%, 5/15/39	275	305,422
4.38%, 11/15/39 (b)	300	339,656
4.63%, 2/15/40 (b)	730	858,549
4.38%, 5/15/40	250	282,891
3.88%, 8/15/40 (b)	360	375,131
4.25%, 11/15/40 (b)	1,428	1,582,625
4.75%, 2/15/41 (b)	200	239,656
4.38%, 5/15/41	610	689,681
3.75%, 8/15/41 (b)	1,550	1,575,671
3.13%, 11/15/41 (b)	400	360,688
3.13%, 2/15/42	3,850	3,466,201
3.00%, 5/15/42	480	420,600
2.75%, 8/15/42	750	621,680
2.75%, 11/15/42	4,200	3,476,155
3.13%, 2/15/43	3,050	2,732,611
2.88%, 5/15/43 (b)	250	212,188
3.63%, 8/15/43	2,000	1,976,876
US Treasury Notes:
0.50%, 10/15/14	1,500	1,505,742
2.38%, 10/31/14 (b)	6,500	6,656,149
0.38%, 11/15/14	1,250	1,253,174
0.25%, 12/15/14 (b)	7,550	7,558,260
0.25%, 1/15/15	700	700,657
0.25%, 1/31/15	8,000	8,007,504
0.25%, 2/15/15	5,750	5,754,266
2.50%, 4/30/15 (b)	5,690	5,892,484
0.25%, 5/15/15	17,250	17,248,654
1.88%, 6/30/15	1,000	1,027,656
1.75%, 7/31/15	750	769,834
0.25%, 8/15/15	2,000	1,997,968
0.25%, 9/15/15	1,500	1,497,891
0.25%, 9/30/15	4,000	3,994,064
1.25%, 9/30/15 (b)	6,400	6,518,003
4.50%, 11/15/15 (b)	6,500	7,068,243
0.38%, 1/15/16	1,800	1,798,875
2.00%, 1/31/16	5,400	5,598,283
4.50%, 2/15/16	1,200	1,315,406
2.13%, 2/29/16 (b)	8,100	8,429,062
0.38%, 3/15/16	2,500	2,495,312
0.25%, 4/15/16	1,000	994,297
2.00%, 4/30/16 (b)	1,679	1,743,930

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	81

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes (continued):
2.63%, 4/30/16	$5,000	$5,273,045
5.13%, 5/15/16 (b)	8,000	8,965,000
1.75%, 5/31/16 (b)	8,000	8,256,872
0.50%, 6/15/16	7,000	6,993,434
1.50%, 6/30/16	500	512,774
1.50%, 7/31/16 (b)	10,050	10,304,386
0.63%, 8/15/16 (b)	4,000	4,002,500
4.63%, 11/15/16	250	280,215
2.75%, 11/30/16	850	903,656
0.88%, 12/31/16	250	250,860
0.88%, 1/31/17	800	801,938
4.63%, 2/15/17 (b)	650	732,317
0.88%, 2/28/17	1,950	1,952,894
0.63%, 5/31/17	13,500	13,348,125
2.50%, 6/30/17 (b)	2,290	2,420,961
0.50%, 7/31/17	900	883,055
4.75%, 8/15/17 (b)	1,300	1,486,063
1.88%, 8/31/17 (b)	370	382,025
1.88%, 9/30/17 (b)	2,800	2,889,250
2.63%, 1/31/18 (b)	2,000	2,122,344
0.75%, 2/28/18 (b)	4,500	4,412,812
2.75%, 2/28/18 (b)	1,300	1,387,344
0.63%, 4/30/18	1,500	1,458,047
4.00%, 8/15/18	500	563,828
1.38%, 9/30/18 (b)	3,900	3,897,258
1.75%, 10/31/18	250	254,160
1.38%, 12/31/18 (b)	1,030	1,025,011
1.25%, 1/31/19 (b)	1,200	1,184,813
1.38%, 2/28/19 (b)	12,000	11,906,256
1.25%, 4/30/19 (b)	2,800	2,748,813
1.13%, 5/31/19 (b)	1,880	1,828,447
0.88%, 7/31/19 (b)	1,500	1,432,032
1.00%, 8/31/19	2,300	2,207,101
1.25%, 10/31/19 (b)	600	582,656
3.38%, 11/15/19 (b)	1,100	1,206,563
1.13%, 12/31/19 (b)	4,750	4,554,062
1.38%, 1/31/20 (b)	11,000	10,693,199
3.63%, 2/15/20	500	555,469
1.25%, 2/29/20	6,200	5,967,500
1.13%, 3/31/20 (b)	1,500	1,429,337
1.13%, 4/30/20	2,700	2,566,687
1.38%, 5/31/20 (b)	4,400	4,245,657
2.00%, 7/31/20 (b)	3,500	3,508,750
2.63%, 8/15/20 (b)	750	782,754
2.13%, 8/31/20	3,000	3,026,484
3.63%, 2/15/21 (b)	110	121,713
2.13%, 8/15/21	450	446,344
2.00%, 11/15/21	1,350	1,319,625
1.75%, 5/15/22	900	852,398
1.63%, 11/15/22	2,000	1,851,718
2.00%, 2/15/23	1,100	1,047,664
1.75%, 5/15/23 (b)	1,000	926,641

Total US Treasury Obligations — 35.9%		300,188,941

Preferred Securities
Capital Trusts — 0.0%
UBS Preferred Funding Trust V, 6.24% (b)(d)(h)	150	159,750
Insurance — 0.0%
The Chubb Corp., 6.00%, 5/11/37	50	59,432
Total Preferred Securities — 0.0%		219,182
Total Long-Term Investments (Cost — $843,472,532) — 100.1%		836,039,931

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(i)(j)	280,151,175	280,151,175
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(i)(j)	29,318,272	29,318,272

Total Short-Term Securities (Cost — $309,469,447) — 37.0%		309,469,447
Total Investments Before TBA Sale Commitments (Cost — $1,152,941,979*) — 137.1%		1,145,509,378

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	$400	(402,438)
5.00%, 10/01/43	400	(433,750)
5.50%, 10/01/43	1,000	(1,090,000)
Freddie Mac Mortgage-Backed Securities, 3.50%, 10/01/43	600	(609,281)

Total TBA Sale Commitments (Proceeds — $2,497,383) — (0.3)%		(2,535,469)

82	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Value
Total Investments, Net of TBA Sale Commitments (Cost — $1,150,444,596) — 136.8%	$1,142,973,909
Liabilities in Excess of Other Assets — (36.8)%	(307,306,059)

Net Assets — 100.0%	$835,667,850

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,152,942,776

Gross unrealized appreciation	$8,142,583
Gross unrealized depreciation	(15,575,981)

Net unrealized depreciation	$(7,433,398)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at December 31, 2012	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at September 30, 2013	Value at September 30, 2013	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	116,012,563	164,138,612	—	280,151,175	$280,151,175	$266,290
BlackRock Cash Funds:
Prime, SL Agency Shares	9,170,036	20,148,236	—	29,318,272	$29,318,272	$20,588
PNC Bank NA, 2.95%1/30/23	—	$250	—	$250	$231,440	$4,835
PNC Funding Corp.:
5.63%, 2/01/17	$150	—	—	$150	$167,214	$6,328
3.30%, 3/08/22	$150	—	—	$150	$146,566	$3,713

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America	$247,948	$(312)

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation
BNP Paribas Securities Corp.	$13,096,531	$279,250
Barclays Capital, Inc.	$929,219	$44,453
Citigroup Global Markets, Inc.	$34,529,835	$574,695
Credit Suisse Securities (USA) LLC	$26,844,115	$132,701
Deutsche Bank Securities, Inc.	$19,398,515	$382,876

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	83

Schedule of Investments (continued)	Bond Index Master Portfolio

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$1,655,352	$11,771
J.P. Morgan Securities LLC	$6,500,671	$31,127
Morgan Stanley & Co. LLC	$11,078,297	$187,438
Nomura Securities International, Inc.	$20,439,571	$388,900
RBC Capital Markets, LLC	$9,344,141	$171,109
RBS Securities, Inc.	$4,982,062	$140,742

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents the current yield as of report date.

(j)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMBAC	American Municipal Bond Assurance Corp.
	COP	Certificates of Participation
	EDA	Economic Development Authority
	FKA	Formerly Known As
	GO	General Obligation Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	REIT	Real Estate Investment Trust

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

84	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	Bond Index Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments: [1]
Asset-Backed Securities	—	$3,802,557	—	$3,802,557
Corporate Bonds	—	198,152,678	—	198,152,678
Foreign Agency Obligations	—	24,967,607	—	24,967,607
Municipal Bonds	—	7,207,730	—	7,207,730
Non-Agency Mortgage-Backed Securities	—	14,351,502	—	14,351,502
US Government Sponsored Agency Securities	—	287,149,734	—	287,149,734
US Treasury Obligations	—	300,188,941	—	300,188,941
Preferred Securities	—	219,182	—	219,182
Short-Term Securities:
Money Market Funds	$309,469,447	—	—	309,469,447
Liabilities:
Investments:
TBA Sale Commitments	—	(2,535,469)	—	(2,535,469)

Total	$309,469,447	$833,504,462	—	$1,142,973,909

[1]	See above Schedule of Investments for values in each sector.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(39,860)	—	$(39,860)
Collateral on securities loaned at value	—	(167,217,313)	—	(167,217,313)

Total	—	$(167,257,173)	—	$(167,257,173)

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	85

Schedule of Investments September 30, 2013 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Access Group, Inc., Class A2 (a):
Series 2005-1, 0.36%, 3/23/20	$3,246	$3,234,433
Series 2005-A, 0.49%, 4/27/26	2,602	2,582,706
ACE Securities Corp. (a):
Series 2005-AG1, Class A2D, 0.54%, 8/25/35	2,421	2,253,277
Series 2005-HE2, Class M3, 0.90%, 4/25/35	3,120	3,056,187
Ally Auto Receivables Trust, Series 2009-B, Class B, 3.67%, 3/16/15 (b)	2,039	2,041,528
AmeriCredit Automobile Receivables Trust:
Series 2010-1, Class C, 5.19%, 8/17/15	1,854	1,884,613
Series 2010-1, Class D, 6.65%, 7/17/17	1,500	1,556,328
Series 2010-4, Class D, 4.20%, 11/08/16	2,600	2,691,998
Series 2011-1, Class C, 2.85%, 8/08/16	5,100	5,201,735
Series 2011-1, Class D, 4.26%, 2/08/17	3,895	4,060,339
Series 2011-2, Class D, 4.00%, 5/08/17	1,700	1,763,551
Series 2011-3, Class C, 2.86%, 1/09/17	1,900	1,945,091
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2, 0.38%, 8/25/35 (a)	260	255,260
Asset-Backed Funding Corp. Certificates (a):
Series 2005-HE2, Class M1, 0.90%, 6/25/35	50	50,355
Series 2005-OPT1, Class A1SS, 0.42%, 7/25/35	64	63,727
Bear Stearns Asset-Backed Securities I Trust (a):
Series 2004-BO1, Class 2A1, 0.50%, 10/25/34	4,744	4,709,734
Series 2006-HE1, Class 1A3, 0.51%, 12/25/35	3,565	3,478,798
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.43%, 11/25/37 (a)	655	645,281
CFC LLC, Series 2013-1A, Class A, 1.65%, 7/17/17 (b)	3,196	3,187,475
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	281	281,024
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.43%, 10/25/37 (a)(b)	10,060	10,020,738
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2, 0.33%, 3/25/37 (a)	703	701,889
Countrywide Asset-Backed Certificates (a):
Series 2005-14, Class 3A2, 0.42%, 4/25/36	817	813,393
Series 2005-4, Class MV1, 0.64%, 10/25/35	1,352	1,349,974
Series 2005-8, Class M1, 0.65%, 12/25/35	3,700	3,604,795
Series 2006-25, Class 2A2, 0.30%, 6/25/47	1,985	1,977,294
Series 2007-12, Class 2A1, 0.53%, 8/25/47	223	222,222
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)	1,512	1,579,857
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.18%, 5/26/37 (a)(b)	346	345,925
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17 (b)	3,818	3,810,622
First Franklin Mortgage Loan Trust (a):
Series 2004-FF10, Class A3, 0.72%, 9/25/34	72	71,719
Series 2005-FF10, Class A4, 0.50%, 11/25/35	1,316	1,235,692
Series 2005-FF2, Class M2, 0.84%, 3/25/35	1,479	1,471,084
Series 2005-FF4, Class M1, 0.61%, 5/25/35	1,760	1,726,695
First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.90%, 10/15/18 (b)	3,338	3,325,055
Ford Credit Floorplan Master Owner Trust A, Class D:
Series 2011-1, 2.96%, 2/15/16 (b)	3,000	3,026,016
Series 2012-1, 2.28%, 1/15/16 (a)	1,070	1,073,808
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2013-T1, Class A1, 0.90%, 1/15/44	12,200	12,192,680
Series 2013-T1, Class B1, 1.25%, 1/15/44	1,900	1,898,860
Series 2013-T2, Class A2, 1.15%, 5/16/44	5,200	5,170,880

86	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
HLSS Servicer Advance Receivables Backed Notes (b) (concluded):
Series 2013-T2, Class C2, 1.84%, 5/16/44	$1,000	$995,900
Series 2013-T2, Class D2, 2.39%, 5/16/44	750	745,800
Series 2013-T6, Class A, 1.29%, 9/15/44	3,000	3,000,000
Series 2013-T6, Class C, 1.73%, 9/15/44	900	900,000
Iowa Student Loan Liquidity Corp., Series 2005-1, Class A2, 0.35%, 3/25/22 (a)	9,332	9,314,357
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AV4, 0.31%, 11/25/36 (a)	1,450	1,420,247
Keycorp Student Loan Trust, Class 2A3 (a):
Series 2005-A, 0.48%, 9/28/26	3,766	3,728,926
Series 2006-A, 0.44%, 6/27/29	12,418	12,224,391
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1.00%, 6/25/35 (a)	1,324	1,279,066
MASTR Asset-Backed Securities Trust, Series 2006-FRE1, Class A3, 0.36%, 12/25/35 (a)	1,174	1,167,714
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE3, Class M2, 0.70%, 7/25/35 (a)	925	914,311
The National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.51%, 6/25/27	3,586	3,439,033
Series 2005-1, Class A3, 0.32%, 10/26/26	1,448	1,438,660
Series 2005-2, Class A3, 0.37%, 2/25/28	5,579	5,445,534
Series 2005-3, Class A3, 0.42%, 7/25/28	4,880	4,721,273
Series 2005-3, Class A4, 0.46%, 4/25/29	2,038	1,817,435
Series 2006-1, Class A3, 0.37%, 5/25/26	1,210	1,172,654
Series 2006-2, Class A2, 0.33%, 7/25/26	9,006	8,749,417
Series 2007-4, Class A2A3, 3.70%, 12/26/25	3,200	3,198,016
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 1.00%, 2/15/45 (b)	1,650	1,638,516
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class A1, 1.08%, 6/20/44 (b)	16,100	16,093,995
New Century Home Equity Loan Trust, Series 2005-3, Class A2D, 0.56%, 7/25/35 (a)	889	887,777
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class A3, 0.32%, 3/25/36 (a)	1,689	1,668,669
Park Place Securities, Inc. (a):
Series 2004-WWF1, Class M2, 1.20%, 12/25/34	2,252	2,247,438
Series 2005-WCW3, Class A2C, 0.56%, 8/25/35	4,648	4,493,923
RAAC Trust, Series 2006-SP3, Class A2, 0.35%, 8/25/36 (a)	1,102	1,100,606
RAMP, Series 2005-RZ4, Class A2, 0.44%, 11/25/35 (a)	490	486,102
RASC Trust, Series 2005-AHL3, Class A2, 0.42%, 11/25/35 (a)	3,861	3,724,069
Residential Asset Mortgage Products, Inc., Series 2005-RS6, Class M1, 0.68%, 6/25/35 (a)	4,216	4,146,721
Santander Consumer Acquired Receivables Trust (b):
Series 2011-S1A, Class D, 3.15%, 8/15/16	2,017	2,025,298
Series 2011-WO, Class C, 3.19%, 10/15/15	13,400	13,544,157
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	1,225	1,250,398
Series 2010-3, Class C, 3.06%, 11/15/17	5,010	5,110,977
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	9,945	10,043,938
Series 2011-1, Class C, 3.11%, 5/16/16	5,000	5,096,320
Series 2011-1, Class D, 4.01%, 2/15/17	14,720	15,246,608
Series 2011-3, Class B, 2.50%, 12/15/15	1,155	1,162,200
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	4,057,669
Series 2011-4, Class C, 3.82%, 8/15/17	3,490	3,583,333
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	193	193,294
Series 2011-S2A, Class C, 2.86%, 6/15/17 (b)	34	33,726

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	87

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Santander Drive Auto Receivables Trust (concluded):
Series 2011-S2A, Class D, 3.35%, 6/15/17 (b)	$285	$286,138
Series 2012-2, Class B, 2.09%, 8/15/16	3,400	3,432,824
Series 2012-3, Class B, 1.94%, 12/15/16	500	505,554
Series 2012-4, Class B, 1.83%, 3/15/17	1,300	1,310,240
Series 2012-6, Class B, 1.33%, 5/15/17	11,190	11,208,161
Series 2013-3 Class C, 1.81%, 4/15/19	2,590	2,544,191
Series 2013-A, Class B, 1.89%, 10/15/19 (b)	2,300	2,298,620
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	4,100	4,102,050
SLC Student Loan Trust, Series 2009-AA, Class A, 4.75%, 6/15/33 (a)(b)	9,911	9,202,051
SLM Private Credit Student Loan Trust, Series 2003-A, Class A2, 0.69%, 9/15/20 (a)	12,795	12,608,337
SLM Private Education Loan Trust, (a)(b):
Series 2011-C, Class A1, 1.58%, 12/15/23	1,963	1,975,987
Series 2012-A, 1.58%, Class A1, 8/15/25	1,520	1,532,203
Series 2013-B, Class A1, 0.83%, 7/15/22	11,046	10,997,767
SLM Student Loan Trust (a):
Series 2004-A, Class A2, 0.45%, 3/16/20	7,452	7,361,402
Series 2004-B, Class A2, 0.45%, 6/15/21	2,696	2,649,830
Series 2005-A, Class A2, 0.39%, 12/15/20	2,528	2,514,142
Series 2006-B, Class A3, 0.39%, 12/15/22	766	764,664
Series 2006-C, Class A3, 0.38%, 6/15/21	5,717	5,697,440
Series 2009-CT, Class 1A, 2.35%, 4/15/39 (b)	2,080	2,084,286
Series 2009-CT, Class 2A, 2.03%, 4/15/39 (b)	2,217	2,224,676
Series 2010-A, Class 1A, 3.20%, 5/16/44 (b)	4,551	4,701,165
Series 2011-A, Class A1, 1.18%, 10/15/24 (b)	13,119	13,152,303
Series 2011-B, Class A1, 1.03%, 12/16/24 (b)	1,695	1,689,343
Series 2012-B, Class A1, 1.28%, 12/15/21 (b)	6,272	6,290,250
Series 2012-C, Class A1, 1.28%, 8/15/23 (b)	3,622	3,637,511
Series 2012-D, Class A1, 1.23%, 6/15/23 (b)	2,669	2,674,188
Series 2012-E, Class A1, 0.93%, 10/16/23 (b)	8,124	8,112,552
Series 2013-A, Class A1, 0.78%, 8/15/22 (b)	7,707	7,682,340
Series 2013-C, Class A1, 1.03%, 2/15/22 (b)	6,000	6,000,000
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.44%, 12/25/35 (a)	4,956	4,751,242
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.39%, 6/25/37 (a)(b)	4,976	4,635,038
Westlake Automobile Receivables Trust, Series 2011-1A, Class B, 2.60%, 10/15/14 (b)	1,321	1,322,327

Total Asset-Backed Securities — 13.0%		414,019,928

Corporate Bonds
Aerospace & Defense — 0.4%
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,333,283
4.75%, 7/15/20	1,600	1,675,696
4.95%, 2/15/21 (c)	1,615	1,710,162
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,647,011
4.85%, 9/15/41	2,000	1,984,236
4.07%, 12/15/42	1,592	1,398,637
Raytheon Co., 4.70%, 12/15/41	2,100	2,070,174

		11,819,199
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40	400	419,993
Airlines — 0.1%
United Airlines Pass Through Trust, Series 1, Class A, 4.30%, 2/15/27	4,400	4,301,000
Auto Components — 0.0%
Lear Corp., 4.75%, 1/15/23 (b)(c)	1,000	927,500
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	3,700	3,422,929

88	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Beverages (concluded)
Bottling Group LLC, 5.13%, 1/15/19	$1,100	$1,251,402
Diageo Capital PLC, 0.63%, 4/29/16	2,800	2,779,484
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,069,876
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	1,250	1,297,023
PepsiCo, Inc.:
2.75%, 3/01/23	3,400	3,184,661
4.88%, 11/01/40	1,000	1,012,490
3.60%, 8/13/42	2,000	1,662,056

		16,679,921
Biotechnology — 0.7%
Amgen, Inc., 2.30%, 6/15/16 (c)	3,240	3,338,415
Biogen Idec, Inc., 6.88%, 3/01/18	5,328	6,325,188
Celgene Corp.:
2.30%, 8/15/18	4,700	4,697,847
3.95%, 10/15/20	4,000	4,106,992
3.25%, 8/15/22	1,900	1,801,641
Genentech, Inc., 4.75%, 7/15/15	625	669,607
Gilead Sciences, Inc., 3.05%, 12/01/16	1,400	1,478,130

		22,417,820
Capital Markets — 2.0%
The Bank of New York Mellon Corp., Series D, 4.50%, 12/29/49 (a)	1,264	1,093,360
The Bear Stearns Cos. LLC:
5.70%, 11/15/14	800	844,458
6.40%, 10/02/17	2,500	2,916,410
Credit Suisse First Boston USA, Inc., 5.13%, 1/15/14 (c)	1,400	1,418,981
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	3,700	4,182,498
6.15%, 4/01/18	1,500	1,715,625
2.90%, 7/19/18	4,700	4,737,760
7.50%, 2/15/19	1,200	1,449,923
5.75%, 1/24/22	1,400	1,552,100
3.63%, 1/22/23	11,500	10,996,967
6.75%, 10/01/37	4,350	4,539,817
6.25%, 2/01/41	3,050	3,416,973
Morgan Stanley:
2.88%, 7/28/14	3,400	3,456,297
6.00%, 4/28/15	1,400	1,502,001
1.75%, 2/25/16	3,000	3,014,466
6.25%, 8/28/17	1,500	1,706,937
5.63%, 9/23/19	3,000	3,347,772
3.75%, 2/25/23	7,500	7,230,255
4.10%, 5/22/23	2,900	2,704,882

		61,827,482
Chemicals — 0.4%
Ecolab, Inc., 1.00%, 8/09/15	2,900	2,901,340
LYB International Finance BV, 4.00%, 7/15/23	550	545,261
LyondellBasell Industries NV, 6.00%, 11/15/21 (c)	4,800	5,478,384
RPM International, Inc., 6.13%, 10/15/19	2,453	2,793,359

		11,718,344
Commercial Banks — 1.7%
ANZ New Zealand Int’l Ltd/London, 1.13%, 3/24/16 (b)	2,500	2,495,205
The Bank of New York Mellon Corp., 0.70%, 3/04/16	4,600	4,558,945
Bank of Nova Scotia, 0.95%, 3/15/16	4,200	4,187,450
Discover Bank/Greenwood, 4.20%, 8/08/23	290	289,124
Export-Import Bank of Korea, 4.00%, 1/29/21	1,446	1,480,331
Fifth Third Bancorp, 0.90%, 2/26/16	2,900	2,882,368
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,829,445
HSBC Holdings PLC, 6.50%, 9/15/37	1,700	1,926,731
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	915,323
Royal Bank of Canada:
0.85%, 3/08/16	4,600	4,586,343
1.13%, 7/21/17	19,650	19,671,497
US Bancorp, 2.20%, 11/15/16	4,000	4,120,640
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,224,040

		55,167,442
Commercial Services & Supplies — 0.0%
Catholic Health Initiatives, 4.35%, 11/01/42	1,600	1,448,094
Computers & Peripherals — 0.4%
Apple, Inc., 2.40%, 5/03/23	4,400	3,982,796
EMC Corp., 2.65%, 6/01/20	4,500	4,454,501
Hewlett-Packard Co., 4.75%, 6/02/14	2,900	2,976,166

		11,413,463

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	89

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Consumer Finance — 0.1%
Caterpillar Financial Services Corp., 0.70%, 2/26/16 (c)	$3,600	$3,583,483
Containers & Packaging — 0.1%
Rock-Tenn Co.:
4.45%, 3/01/19	1,750	1,858,782
4.90%, 3/01/22	1,900	1,963,787

		3,822,569
Diversified Financial Services — 3.5%
American Express Credit Corp.:
2.75%, 9/15/15	2,600	2,698,173
2.38%, 3/24/17 (c)	3,000	3,095,808
Associates Corp. of North America, 6.95%, 11/01/18	964	1,145,096
Bank of America Corp.:
4.50%, 4/01/15 (c)	4,300	4,515,808
3.70%, 9/01/15 (c)	1,000	1,045,446
3.75%, 7/12/16	2,400	2,543,244
5.49%, 3/15/19	1,500	1,636,836
5.70%, 1/24/22	3,500	3,909,717
3.30%, 1/11/23	11,200	10,491,712
5.88%, 2/07/42	750	832,712
Citigroup, Inc.:
6.38%, 8/12/14	712	746,402
4.45%, 1/10/17	4,200	4,547,626
2.50%, 9/26/18	3,000	2,983,338
8.50%, 5/22/19	1,600	2,043,587
3.38%, 3/01/23 (c)	2,600	2,474,077
3.50%, 5/15/23	2,700	2,436,472
6.13%, 8/25/36	800	805,154
8.13%, 7/15/39	3,300	4,583,113
5.88%, 1/30/42	350	389,147
Ford Motor Credit Co. LLC:
3.88%, 1/15/15	2,900	2,999,415
1.70%, 5/09/16	2,800	2,799,712
5.88%, 8/02/21	3,800	4,224,186
4.25%, 9/20/22	3,700	3,695,238
4.38%, 8/06/23	5,770	5,773,260
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,053,306
4.38%, 9/16/20	4,000	4,255,624
4.63%, 1/07/21	1,600	1,716,872
6.75%, 3/15/32	500	596,400
6.88%, 1/10/39	1,000	1,225,548
Jefferies Group LLC, 5.13%, 1/20/23 (c)	940	947,382
JPMorgan Chase & Co.:
1.13%, 2/26/16 (c)	4,500	4,494,807
2.00%, 8/15/17 (c)	4,100	4,115,236
3.25%, 9/23/22	2,600	2,452,822
3.20%, 1/25/23	10,900	10,197,146
3.38%, 5/01/23	1,800	1,632,355
5.60%, 7/15/41	1,000	1,078,140
Series Q, 5.15%, 12/29/49 (a)	1,825	1,596,875
Merrill Lynch & Co., Inc.:
6.88%, 4/25/18	550	648,178
6.11%, 1/29/37	1,300	1,338,910

		110,764,880
Diversified Telecommunication Services — 1.5%
Alltel Corp., 7.00%, 3/15/16	2,500	2,833,157
AT&T, Inc.:
2.40%, 8/15/16	1,250	1,290,566
3.00%, 2/15/22	11,700	10,972,272
6.55%, 2/15/39	2,000	2,222,948
5.35%, 9/01/40	1,231	1,194,747
5.55%, 8/15/41	5,000	4,963,225
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	4,250	3,832,357
Embarq Corp., 8.00%, 6/01/36	1,000	1,018,071
Lynx I Corp., 5.38%, 4/15/21 (b)	1,225	1,194,375
Verizon Communications, Inc.:
3.65%, 9/14/18	4,500	4,741,618
8.75%, 11/01/18	1,300	1,670,135
4.50%, 9/15/20	4,500	4,785,597
6.90%, 4/15/38	900	1,042,788
7.35%, 4/01/39	1,700	2,076,800
4.75%, 11/01/41	2,100	1,875,437
6.55%, 9/15/43	2,675	3,019,906

		48,733,999
Electric Utilities — 1.5%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,058,925
Series 100, 5.88%, 2/01/33	3,500	4,012,466
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,159,936
5.05%, 9/15/19 (c)	2,000	2,228,832
Duke Energy Florida, Inc., 3.85%, 11/15/42	2,500	2,174,710
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,597,823
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42	1,700	1,490,728
Nisource Finance Corp., 4.80%, 2/15/44	1,125	1,007,497
Northern States Power Co., 5.25%, 7/15/35	2,500	2,732,098
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,723,022
3.25%, 9/15/21 (c)	2,900	2,846,623
3.75%, 8/15/42	3,000	2,441,202

90	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
PacifiCorp:
5.50%, 1/15/19	$1,300	$1,514,267
6.25%, 10/15/37	1,000	1,210,002
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,439,428
4.40%, 1/15/21	3,700	3,912,965
3.15%, 4/01/22	950	908,378
The Southern Co., 4.15%, 5/15/14	900	920,084
Tampa Electric Co., 2.60%, 9/15/22	2,000	1,882,256
Xcel Energy, Inc., 0.75%, 5/09/16	3,200	3,177,568

		48,438,810
Electrical Equipment — 0.3%
Eaton Corp., 0.95%, 11/02/15 (b)	3,000	3,000,327
Roper Industries, Inc.:
2.05%, 10/01/18	3,500	3,433,006
6.25%, 9/01/19	1,500	1,742,849

		8,176,182
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,343,891
Energy Equipment & Services — 0.0%
Sunoco Logistics Partners Operations LP, 4.95%, 1/15/43	900	801,778
Food & Staples Retailing — 0.5%
CVS Caremark Corp., 6.13%, 8/15/16	2,300	2,617,253
The Kroger Co., 3.85%, 8/01/23	2,025	1,994,388
Wal-Mart Stores, Inc.:
1.13%, 4/11/18	4,400	4,301,690
5.63%, 4/01/40	3,500	3,934,938
5.63%, 4/15/41	3,800	4,281,198

		17,129,467
Food Products — 0.6%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	2,919,917
The Hershey Co., 4.13%, 12/01/20	1,550	1,681,623
Kellogg Co.:
4.45%, 5/30/16	100	108,906
3.25%, 5/21/18	1,550	1,640,270
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	4,979,709
Mondelez International, Inc.:
4.13%, 2/09/16	2,000	2,135,426
5.38%, 2/10/20	1,715	1,936,528
Unilever Capital Corp., 2.20%, 3/06/19	3,400	3,424,358

		18,826,737
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42	1,800	1,590,149
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc., 1.85%, 6/15/18	1,650	1,648,531
Boston Scientific Corp., 4.13%, 10/01/23	1,070	1,063,622
Covidien International Finance SA:
4.20%, 6/15/20	1,700	1,818,956
3.20%, 6/15/22	6,600	6,468,297
2.95%, 6/15/23	4,400	4,151,035
St Jude Medical, Inc., 3.25%, 4/15/23	2,600	2,471,029

		17,621,470
Health Care Providers & Services — 1.2%
Aetna, Inc., 2.75%, 11/15/22	3,500	3,229,912
AmerisourceBergen Corp.:
5.88%, 9/15/15	2,000	2,189,250
4.88%, 11/15/19	900	1,007,530
3.50%, 11/15/21	6,250	6,264,006
Cardinal Health, Inc., 1.70%, 3/15/18	2,200	2,149,976
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18 (c)	3,550	3,727,500
Express Scripts Holding Co., 3.13%, 5/15/16	3,000	3,140,073
Humana, Inc., 6.45%, 6/01/16 (c)	4,100	4,607,478
McKesson Corp., 1.40%, 3/15/18	4,500	4,381,889
UnitedHealth Group, Inc., 4.70%, 2/15/21 (c)	3,100	3,388,604
WellPoint, Inc., 5.25%, 1/15/16	2,890	3,155,273

		37,241,491
Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc., 2.60%, 5/15/18	1,200	1,195,342
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525	485,964
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,240,290
4.88%, 7/15/40	1,600	1,674,352
3.70%, 2/15/42	1,800	1,564,778
Wyndham Worldwide Corp.:
4.25%, 3/01/22 (c)	1,550	1,526,553
3.90%, 3/01/23	1,550	1,471,551

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	91

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Yum! Brands, Inc.:
4.25%, 9/15/15	$2,000	$2,126,220
5.30%, 9/15/19	2,241	2,512,190
6.88%, 11/15/37	2,100	2,435,761

		16,233,001
Household Durables — 0.1%
MDC Holdings, Inc., 6.00%, 1/15/43	1,760	1,526,640
Mohawk Industries, Inc., 3.85%, 2/01/23	1,655	1,575,257
Tupperware Brands Corp., 4.75%, 6/01/21	750	760,884

		3,862,781
Household Products — 0.0%
Kimberly-Clark Corp., 2.40%, 3/01/22	1,250	1,185,881
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,464,864
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	495,060
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,179,979
Southern Power Co., 5.15%, 9/15/41	1,000	986,563

		6,126,466
Industrial Conglomerates — 0.0%
General Electric Co., 4.13%, 10/09/42	1,200	1,101,648
Insurance — 0.9%
Aflac, Inc., 3.63%, 6/15/23	4,000	3,906,236
American International Group, Inc.:
6.40%, 12/15/20	1,200	1,414,096
8.18%, 5/15/68 (a)	500	585,250
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	2,400	2,446,726
3.00%, 2/11/23	3,500	3,372,918
Fidelity National Financial, Inc., 5.50%, 9/01/22	1,225	1,291,317
Markel Corp.:
5.35%, 6/01/21	1,300	1,413,210
3.63%, 3/30/23 (c)	1,300	1,235,391
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	435,502
4.80%, 7/15/21	1,600	1,729,278
Principal Financial Group, Inc., 3.30%, 9/15/22	800	777,151
Protective Life Corp., 8.45%, 10/15/39	800	1,007,485
Prudential Financial, Inc., 4.75%, 9/17/15	3,900	4,184,505
Willis Group Holdings PLC, 4.13%, 3/15/16	2,600	2,730,554
XL Group Ltd., 5.75%, 10/01/21	1,400	1,594,225

		28,123,844
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	2,600	2,539,878
Internet Software & Services — 0.1%
eBay, Inc., 2.60%, 7/15/22	850	790,279
VeriSign, Inc., 4.63%, 5/01/23 (b)	1,325	1,245,500

		2,035,779
IT Services — 0.5%
Fiserv, Inc., 3.50%, 10/01/22	4,000	3,787,084
International Business Machines Corp.:
2.00%, 1/05/16 (c)	8,600	8,835,288
7.63%, 10/15/18	2,050	2,604,068
5.60%, 11/30/39	88	99,818

		15,326,258
Leisure Equipment & Products — 0.2%
Mattel, Inc.:
2.50%, 11/01/16	750	774,216
5.45%, 11/01/41	1,600	1,617,789
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22 (c)	3,654	3,544,380

		5,936,385
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	3,100	3,209,718
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14 (c)	1,600	1,640,823
3.20%, 3/01/16	2,800	2,916,763

		7,767,304
Machinery — 0.1%
Danaher Corp., 2.30%, 6/23/16	450	465,129
Dover Corp., 4.30%, 3/01/21	2,400	2,578,272
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19 (b)	400	398,727

		3,442,128
Media — 0.9%
Comcast Corp.:
5.70%, 5/15/18 (c)	2,450	2,853,731
3.13%, 7/15/22	2,550	2,484,322

92	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.55%, 3/15/15	$3,600	$3,727,858
DISH DBS Corp.:
7.88%, 9/01/19	2,700	3,078,000
6.75%, 6/01/21	1,200	1,261,500
NBCUniversal Enterprise, Inc. (b):
5.25%, (d)	2,200	2,174,150
1.97%, 4/15/19	2,700	2,621,616
NBCUniversal Media LLC, 6.40%, 4/30/40	500	591,385
News America, Inc., 4.50%, 2/15/21	2,500	2,654,800
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,387,807
Thomson Reuters Corp., 0.88%, 5/23/16	1,600	1,590,499
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,341,944
2.50%, 9/01/18	1,100	1,097,978

		27,865,590
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,000	1,951,920
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	940,727
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	602,560

		3,495,207
Multi-Utilities — 0.4%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	2,400	2,222,678
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,797,541
4.45%, 3/15/21 (c)	2,100	2,250,119
Series C, 4.05%, 9/15/42	1,700	1,463,129
SCANA Corp., 4.13%, 2/01/22	500	488,183

		11,221,650
Multiline Retail — 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21 (c)	1,200	1,254,148
7.00%, 1/15/38	600	765,402

		2,019,550
Oil, Gas & Consumable Fuels — 2.4%
BP Capital Markets PLC:
3.13%, 10/01/15	700	732,073
3.20%, 3/11/16	1,500	1,574,708
3.56%, 11/01/21	1,900	1,889,902
Buckeye Partners LP:
4.88%, 2/01/21	550	570,814
4.15%, 7/01/23	3,100	3,025,126
Chevron Corp.:
2.43%, 6/24/20	1,050	1,037,915
2.36%, 12/05/22	4,200	3,866,818
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18	875	845,916
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	567,251
DCP Midstream Operating LP, 3.25%, 10/01/15	2,000	2,066,734
Encana Corp., 6.50%, 5/15/19	400	470,958
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,076,825
9.00%, 4/15/19	373	471,101
4.15%, 10/01/20	3,950	4,059,474
Enterprise Products Operating LLC:
3.20%, 2/01/16	3,000	3,148,347
5.20%, 9/01/20	500	556,395
5.95%, 2/01/41	900	969,956
4.45%, 2/15/43	2,100	1,857,769
Series J, 5.75%, 3/01/35	1,500	1,589,312
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,320,076
6.80%, 9/15/37	1,000	1,222,089
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,326,111
Marathon Oil Corp., 0.90%, 11/01/15	1,300	1,299,875
Marathon Petroleum Corp., 6.50%, 3/01/41	2,374	2,581,072
Petrobras Global Finance BV, 4.38%, 5/20/23 (c)	3,200	2,927,315
Petrobras International Finance Co.:
5.38%, 1/27/21 (c)	3,100	3,114,213
6.75%, 1/27/41	500	483,510
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,177,000
4.88%, 1/24/22 (c)	2,600	2,652,000
6.50%, 6/02/41	4,800	4,974,614
Plains All American Pipeline LP/ PAA Finance Corp., 5.15%, 6/01/42	700	697,670
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	768,509
6.70%, 5/15/36	1,000	1,187,310
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23 (c)	4,400	4,094,482

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	93

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Sunoco Logistics Partners Operations LP (concluded):
6.10%, 2/15/42	$900	$939,606
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,399,548
3.80%, 10/01/20	4,200	4,405,909
Williams Partners LP, 3.80%, 2/15/15	800	830,382

		76,778,685
Paper & Forest Products — 0.1%
International Paper Co., 9.38%, 5/15/19	1,600	2,109,971
Personal Products — 0.2%
Avon Products, Inc., 4.60%, 3/15/20	4,600	4,770,172
Pharmaceuticals — 1.3%
AbbVie, Inc.:
1.20%, 11/06/15	1,300	1,304,703
2.90%, 11/06/22	1,925	1,800,279
Allergan, Inc., 1.35%, 3/15/18	2,950	2,876,179
AstraZeneca PLC:
6.45%, 9/15/37	2,500	3,049,970
4.00%, 9/18/42	3,400	3,019,588
Bristol-Myers Squibb Co., 2.00%, 8/01/22 (c)	4,600	4,136,205
Eli Lilly & Co., 5.55%, 3/15/37	1,700	1,898,285
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	4,500	4,317,651
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	2,500	2,498,512
5.65%, 5/15/18	1,200	1,396,840
6.38%, 5/15/38	500	623,758
Pfizer, Inc.:
6.20%, 3/15/19	1,500	1,806,584
7.20%, 3/15/39	1,600	2,168,899
Sanofi, 1.25%, 4/10/18	2,900	2,831,110
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,504,460
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	2,800	2,779,115
Zoetis, Inc., 1.15%, 2/01/16 (b)	3,000	3,012,072

		42,024,210
Professional Services — 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15 (c)	600	616,807
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,179,516
4.50%, 1/15/18	2,100	2,217,890
5.05%, 9/01/20	2,300	2,385,778
4.70%, 3/15/22	2,900	2,817,753
Corrections Corp. of America:
4.13%, 4/01/20	2,900	2,747,750
4.63%, 5/01/23 (c)	2,425	2,258,281
Health Care REIT, Inc., 5.25%, 1/15/22	3,100	3,312,731
Simon Property Group LP:
5.65%, 2/01/20	1,000	1,141,028
4.75%, 3/15/42	1,900	1,794,710
Weyerhaeuser Co., 7.38%, 3/15/32	1,800	2,192,341

		25,047,778
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	2,000	1,881,964
5.40%, 6/01/41	2,700	2,810,200
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,211,310
Norfolk Southern Corp., 5.75%, 1/15/16	2,425	2,680,052
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,555,671

		10,139,197
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.:
3.30%, 10/01/21	2,100	2,090,174
2.70%, 12/15/22	3,000	2,786,196
Maxim Integrated Products, Inc., 3.38%, 3/15/23	2,000	1,862,380

		6,738,750
Software — 0.2%
Microsoft Corp., 2.13%, 11/15/22	2,700	2,456,490
Oracle Corp.:
5.25%, 1/15/16	1,500	1,649,494
5.75%, 4/15/18	550	640,525
3.63%, 7/15/23	950	947,463
5.38%, 7/15/40	800	871,174

		6,565,146
Specialty Retail — 1.2%
Advance Auto Parts, Inc., 4.50%, 1/15/22 (c)	3,100	3,054,064
The Gap, Inc., 5.95%, 4/12/21 (c)	5,635	6,243,608
The Home Depot, Inc.:
5.88%, 12/16/36	2,500	2,853,618
5.40%, 9/15/40	2,000	2,160,638
5.95%, 4/01/41	3,300	3,863,713

94	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
L Brands, Inc. (FKA Limited Brands, Inc.):
6.90%, 7/15/17		$2,167	$2,448,710
8.50%, 6/15/19		4,000	4,770,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21		5,300	5,565,371
QVC, Inc., 4.38%, 3/15/23		4,275	3,975,690
The Sherwin-Williams Co., 3.13%, 12/15/14		3,300	3,396,459

			38,331,871
Tobacco — 0.9%
Altria Group, Inc.:
4.13%, 9/11/15		2,600	2,757,966
2.85%, 8/09/22		3,400	3,113,934
Lorillard Tobacco Co., 3.50%, 8/04/16 (c)		650	680,889
Philip Morris International, Inc.:
5.65%, 5/16/18		4,300	4,976,876
2.90%, 11/15/21		2,700	2,616,608
2.63%, 3/06/23		4,400	4,067,219
6.38%, 5/16/38		2,500	2,970,788
Reynolds American, Inc.:
1.05%, 10/30/15		2,000	2,001,036
3.25%, 11/01/22		2,300	2,117,205
4.85%, 9/15/23		2,900	3,011,957

			28,314,478
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC:
2.88%, 3/16/16		1,800	1,867,158
5.63%, 2/27/17		950	1,066,308

			2,933,466
Total Corporate Bonds — 28.4%			900,869,045

Foreign Agency Obligations
Brazilian Government International Bond, 5.63%, 1/07/41		1,500	1,496,250
Colombia Government International Bond:
4.38%, 7/12/21 (c)		2,000	2,065,000
7.38%, 9/18/37		800	998,800
6.13%, 1/18/41		1,200	1,308,000
KFW, 2.75%, 10/01/20		7,900	8,061,950
Mexico Government International Bond:
6.75%, 9/27/34		2,400	2,844,000
6.05%, 1/11/40		1,300	1,421,550
Panama Government International Bond, 6.70%, 1/26/36		1,600	1,828,000
Peruvian Government International Bond, 6.55%, 3/14/37		1,100	1,300,750
South Africa Government International Bond, 5.50%, 3/09/20 (c)		2,000	2,147,500
Turkey Government International Bond, 3.25%, 3/23/23 (c)		8,800	7,590,000
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/24	GBP	18,644	31,232,385

Total Foreign Agency Obligations — 2.0%			62,294,185

Municipal Bonds
Bay Area Toll Authority, RB:
6.26%, 4/01/49	USD	425	511,993
7.04%, 4/01/50		800	977,232
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.43%, 6/27/22 (a)		1,332	1,326,927
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, Series B, 6.74%, 11/01/40		150	167,987
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40		150	172,110
Denver City & County School District No 1, COP, Refunding Series B, 4.24%, 12/15/37		875	801,990
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 1.30%, 7/01/16		1,725	1,717,030
Los Angeles Department of Water & Power, RB, 6.57%, 7/01/45		1,320	1,621,858
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40		1,200	1,342,584
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41		700	879,928
Series F, 7.41%, 1/01/40		700	910,000
New York City Transitional Finance Authority, RB, Build America Bonds, Sub-Series B-1, 5.57%, 11/01/38		450	494,195

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	95

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York City Water & Sewer System, Refunding RB, 6.01%, 6/15/42	$1,000	$1,163,300
Orange County Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	450	563,728
Oregon Department of Transportation, RB, 5.83%, 11/15/34	400	464,440
Port Authority of New York & New Jersey, RB, 5.65%, 11/01/40	800	870,040
Port Authority of New York & New Jersey, Refunding RB, 4.46%, 10/01/62	700	589,911
San Diego County Regional Transportation Commission, RB, 5.91%, 4/01/48	600	685,836
San Francisco City & County Public Utilities Commission Revenue, RB, 6.95%, 11/01/50	900	1,108,008
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	1,150	1,492,136
7.63%, 3/01/40	1,150	1,503,878
7.60%, 11/01/40	250	326,913
State of Illinois, GO:
5.10%, 6/01/33	1,000	883,890
Build America Bonds, 7.35%, 7/01/35	650	689,884
State of Mississippi, GO, Refunding, 5.25%, 11/01/34	600	633,210
University of Missouri, RB, Build America Bonds, 5.79%, 11/01/41	300	336,960

Total Municipal Bonds — 0.7%		22,235,968

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.2%
Alternative Loan Trust, Series 2006-HY12, Class A1, 3.89%, 8/25/36 (a)	64	63,876
Banc of America Funding Trust, Series 2005-8, Class 4A27, 5.75%, 1/25/36	2	1,635
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	334	348,804
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	580	589,785
CSMC Trust (a)(b):
Series 2009-13R, Class 5A1, 0.96%, 1/26/35	9,318	9,214,322
Series 2010-20R, Class 7A6, 3.50%, 3/27/37	7,313	7,401,749
Series 2011-4R, Class 4A6, 4.00%, 8/27/37	2,620	2,640,363
Series 2013-8R, Class 7A1, 0.34%, 4/27/37	2,020	1,905,885
Series 2013-8R, Class 8A1, 0.42%, 5/27/37	7,205	6,826,066
GreenPoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 0.28%, 9/25/46 (a)	—	15
Greenpoint Mortgage Funding Trust, Series 2006-AR5, Class A1A, 0.26%, 10/25/46 (a)	1	673
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.80%, 1/25/36 (a)	101	100,387
HSI Asset Securitization Corp. Trust, Series 2005-NC2, Class 2A4, 0.96%, 8/25/35 (a)	373	368,043
MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.25%, 11/25/35	128	128,062
National RMBS Trust, Series 2006-3, Class A1, 0.34%, 10/20/37 (a)(b)	3,605	3,589,688
Permanent Master Issuer PLC, Series 2011-1A, Class 1A1, 1.67%, 7/15/42 (a)(b)	4,300	4,312,771
Puma Finance Ltd., Series G5, Class A1, 0.40%, 2/21/38 (a)(b)	978	966,844
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	381	382,657
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-7, Class A3, 5.25%, 9/25/35	25	25,366
Series 2006-4, Class 1A8, 5.75%, 4/25/36	240	239,170

		39,106,161

96	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 5.9%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47	$1,520	$1,606,137
Series 2006-6, Class A4, 5.36%, 10/10/45	3,580	3,891,847
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-6, Class A3, 4.51%, 12/10/42	36	35,641
Series 2005-6, Class A4, 5.36%, 9/10/47 (a)	2,790	2,985,886
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)	2,710	2,904,031
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	500	502,715
CD Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48	3,720	4,079,914
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	2,226	2,507,211
Citigroup Commercial Mortgage Trust, Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (a)(b)	640	695,923
Commercial Mortgage Trust:
Series 2005-GG3, Class A4, 4.80%, 8/10/42 (a)	2,496	2,580,842
Series 2006-C7, Class AM, 5.97%, 6/10/46 (a)	1,870	2,013,738
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)	3,244	3,690,160
Series 2013-CR9, Class A4, 4.38%, 7/10/45 (a)	600	625,572
Series 2013-LC6, Class AM, 3.28%, 1/10/46	1,290	1,225,835
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class A3, 5.99%, 6/15/38 (a)	3,345	3,659,763
Series 2006-C5, Class A3, 5.31%, 12/15/39	4,485	4,895,315
Series 2007-C1, Class A3, 5.38%, 2/15/40	2,631	2,830,697
Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)	950	1,008,885
Credit Suisse First Boston Mortgage Securities Corp. (a):
Series 2004-C1, Class A4, 4.75%, 1/15/37	6,676	6,691,627
Series 2004-C1, Class B, 4.86%, 1/15/37	5,522	5,584,647
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 5.99%, 6/15/38 (a)	638	693,546
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	4,385	4,383,382
GE Capital Commercial Mortgage Corp.:
Series 2005-C2, Class A4, 4.98%, 5/10/43 (a)	5,725	6,010,288
Series 2007-C1, Class A2, 5.42%, 12/10/49	914	914,759
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.24%, 11/10/45 (a)	5,570	5,895,951
GS Mortgage Securities Corp. II (a):
Series 2004-GG2, Class A6, 5.40%, 8/10/38	1,901	1,938,637
Series 2007-EOP, Class B, 1.73%, 3/06/20 (b)	1,300	1,301,930
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	930	947,589
Series 2013-GC13, Class A5, 4.18%, 7/10/46 (a)	1,230	1,273,541
GSMS Trust, Series 2009-RR1, Class GGA, 6.03%, 7/12/38 (a)(b)	1,860	2,038,374
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class A4, 5.55%, 5/12/45	866	949,795
Series 2006-LDP8, Class AM, 5.44%, 5/15/45	1,984	2,176,013
Series 2006-LDP9, Class AM, 5.37%, 5/15/47	500	535,034
Series 2011-C5, Class A3, 4.17%, 8/15/46	1,100	1,158,472
Series 2012-CBX, Class AS, 4.27%, 6/15/45	1,110	1,144,722
JPMBB Commercial Mortgage Securities Trust (a):
Series 2013-C14, Class A4, 4.13%, 8/15/46	1,400	1,441,472
Series 2013-C14, Class AS, 4.41%, 8/15/46	760	785,610
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A4, 4.40%, 1/12/39	1,950	1,957,434
Series 2004-CB9, Class A4, 5.75%, 6/12/41 (a)	4,715	4,826,100
Series 2005-CB13, Class AM, 5.46%, 1/12/43 (a)	2,060	2,212,840

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	97

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (concluded):
Series 2005-LDP5, Class AM, 5.41%, 12/15/44 (a)	$5,070	$5,483,722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.63%, 12/12/44 (a)	1,750	1,890,971
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 6.08%, 7/15/44 (a)	2,059	2,320,567
LB-UBS Commercial Mortgage Trust:
Series 2004-C6, Class C, 5.11%, 8/15/36 (a)	600	619,615
Series 2005-C3, Class AM, 4.79%, 7/15/40	6,770	7,092,022
Series 2006-C1, Class AM, 5.22%, 2/15/31 (a)	740	795,203
Series 2006-C7, Class A2, 5.30%, 11/15/38	3,097	3,259,474
Series 2007-C1, Class A4, 5.42%, 2/15/40	3,420	3,787,130
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	3,013	3,370,545
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.22%, 7/15/46 (a)	1,560	1,612,385
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)	2,961	3,259,448
Morgan Stanley Capital I Trust:
Series 2005-IQ10, Class AJ, 5.39%, 9/15/42 (a)	1,200	1,253,353
Series 2005-IQ9, Class A5, 4.70%, 7/15/56	2,086	2,148,124
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)	1,355	1,453,137
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (a)	3,150	3,528,617
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)	3,650	4,061,731
Series 2007-T27, Class A4, 5.82%, 6/11/42 (a)	5,450	6,157,328
Series 2007-T27, Class AM, 5.82%, 6/11/42 (a)	2,080	2,284,006
Series 2012-C4, Class A4, 3.24%, 3/15/45	2,220	2,191,824
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (b)	1,207	1,205,194
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46	1,880	1,812,512
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Class A6, 4.70%, 5/15/44	2,080	2,180,817
Series 2005-C19, Class B, 4.89%, 5/15/44	3,186	3,308,037
Series 2005-C20, Class A7, 5.12%, 7/15/42 (a)	3,400	3,601,443
Series 2005-C20, Class AJ, 5.33%, 7/15/42 (a)	4,110	4,355,811
Series 2005-C20, Class AMFX, 5.18%, 7/15/42 (a)	3,630	3,855,365
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)	3,181	3,431,219
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)	1,000	1,081,043
Series 2007-C34, Class A3, 5.68%, 5/15/46	3,720	4,173,182
Wachovia Commercial Mortgage Pass-Through Certificates, Series 2004-C10, Class B, 4.81%, 2/15/41	1,603	1,621,824
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class A3, 2.88%, 12/15/45	1,870	1,755,408
Series 2013-C15, Class A4, 4.15%, 8/15/46 (a)	1,580	1,631,412

		187,184,344
Total Non-Agency Mortgage-Backed Securities — 7.1%		226,290,505

US Government Sponsored Agency Securities
Agency Obligations — 4.4%
Fannie Mae:
0.50%, 3/30/16	15,000	14,963,310
0.65%, 3/28/16	15,000	14,979,240
0.88%, 5/21/18	49,708	48,293,559
1.37%, 6/01/17 (e)	12,500	11,888,137
2.32%, 8/01/33 (a)	1,919	2,029,874
3.00%, 1/01/43	8,993	8,794,519
5.00%, 6/01/19 - 3/01/34	1,603	1,739,074
6.00%, 11/01/34	1,087	1,202,876
Federal Farm Credit Banks, 1.69%, 4/09/20	8,000	7,583,432
Federal Home Loan Bank, 3.38%, 6/12/20	4,500	4,784,818
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	7,028	7,056,541

98	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (concluded)
Freddie Mac (c):
0.88%, 3/07/18	$6,108	$5,966,203
2.38%, 1/13/22	10,000	9,732,960
Tennessee Valley Authority:
3.50%, 12/15/42	250	203,658
5.88%, 4/01/36	1,125	1,345,173

		140,563,374
Collateralized Mortgage Obligations — 0.4%
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.40%, 6/25/37	3,594	3,586,042
Series 2010-35, Class EF, 0.73%, 4/25/40	2,758	2,769,501
Series 2010-89, Class CF, 0.63%, 2/25/38	2,866	2,850,890
Freddie Mac Mortgage-Backed Securities (a):
Series 3667, Class FW, 0.73%, 2/15/38	1,728	1,733,976
Series 3807, Class FN, 0.68%, 2/15/41	1,768	1,775,237

		12,715,646
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities, 2.35%, 2/01/19 (e)	2,000	1,766,082
Mortgage-Backed Securities — 45.0%
Fannie Mae Mortgage-Backed Securities:
1.94%, 4/01/43 (a)	917	928,443
1.97%, 5/01/43 (a)	1,408	1,428,220
2.10%, 6/01/43 (a)	1,538	1,527,558
2.35%, 5/01/33 (a)	2,308	2,443,901
2.45%, 2/01/42 (a)	34	35,080
2.49%, 1/01/36 (a)	1,153	1,224,767
2.50%, 9/01/28 - 10/01/43 (f)	38,313	38,316,519
2.64%, 1/01/35 (a)	1,235	1,311,415
2.76%, 1/01/42 (a)	771	793,508
2.78%, 8/01/41	2,449	2,538,792
3.00%, 1/01/27 - 10/01/43 (f)	91,927	91,271,015
3.32%, 9/01/41 (a)	1,191	1,240,804
3.35%, 4/01/40 (a)	303	316,940
3.50%, 2/01/26 - 10/01/43 (f)	145,046	148,438,649
3.62%, 5/01/40 (a)	1,911	2,028,998
4.00%, 8/01/25 - 10/01/43 (f)	94,035	98,860,858
4.50%, 10/01/24 - 11/01/43 (f)	249,779	266,588,117
5.00%, 1/01/18 - 10/01/43 (f)	193,558	209,970,377
5.50%, 9/01/19 - 10/01/43 (f)	27,303	29,762,273
6.00%, 11/01/22 - 8/01/38	24,315	26,862,366
6.50%, 12/01/30 - 12/01/32	10,242	11,549,953
Freddie Mac Mortgage-Backed Securities:
1.79%, 6/01/43 (a)	437	439,309
2.27%, 10/01/33 (a)	1,225	1,276,283
2.48%, 5/01/43 (a)	1,048	1,029,880
2.50%, 10/01/28 - 4/01/43 (f)	20,981	21,022,235
2.51%, 8/01/43 (a)	376	370,421
2.51%, 4/01/38 (a)	1,533	1,615,851
2.61%, 1/01/42 (a)	24	24,926
2.63%, 11/01/36 (a)	1,174	1,228,568
3.00%, 3/01/27 - 10/01/43 (f)	48,439	48,024,288
3.26%, 8/01/41 (a)	1,457	1,522,859
3.34%, 7/01/41 (a)	899	937,950
3.39%, 2/01/40 (a)	1,641	1,717,252
3.50%, 12/01/25 - 10/01/43 (f)	44,097	45,090,339
4.00%, 3/01/26 - 10/01/43 (f)	33,660	35,290,041
4.50%, 8/01/20 - 1/01/42 (f)	46,659	49,719,769
5.00%, 10/01/20 - 10/01/43 (f)	25,787	27,765,778
5.50%, 12/01/27 - 8/01/38	10,955	11,854,776
6.00%, 12/01/28 - 1/01/38	8,981	9,827,500
6.50%, 5/01/21 - 1/01/36	3,016	3,399,276
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 10/01/43 (f)	45,960	45,228,434
3.50%, 1/15/41 - 10/01/43 (f)	53,434	55,177,289
4.00%, 9/15/40 - 10/01/43 (f)	32,231	34,167,194
4.50%, 3/15/39 - 10/01/43 (f)	41,734	44,957,610
5.00%, 9/15/39 - 5/20/41	30,264	33,567,536
5.50%, 6/15/34 - 7/20/40	11,007	12,138,077
6.00%, 9/20/38 - 10/20/38	3,956	4,354,881

		1,429,186,875
Total US Government Sponsored Agency Securities — 49.9%		1,584,231,977

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	99

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value

US Treasury Obligations
Treasury Inflation Protected Security:
2.00%, 7/15/14	$37,524	$38,471,072
0.38%, 7/15/23	66,610	66,266,075
US Treasury Bonds:
6.38%, 8/15/27 (c)(g)	24,068	33,146,161
6.25%, 5/15/30 (c)	27,228	37,804,112
5.00%, 5/15/37 (c)	23,800	29,407,875
4.38%, 5/15/40 (c)(g)	11,922	13,490,482
3.88%, 8/15/40 (c)	15,149	15,785,728
4.38%, 5/15/41	1	1,131
US Treasury Notes:
0.25%, 6/30/14	21,258	21,282,085
2.63%, 7/31/14	33,150	33,842,769
2.63%, 12/31/14 (c)	48,363	49,842,231
0.88%, 4/30/17 (c)	48,051	48,009,724
1.00%, 8/31/19 (c)	143,993	138,176,979
1.13%, 3/31/20 (c)	78,722	75,013,485

Total US Treasury Obligations — 18.9%		600,539,909

Preferred Securities
Capital Trusts
Insurance — 0.1%
The Chubb Corp.:
6.00%, 5/11/37	800	950,919
6.38%, 3/29/67 (a)	2,550	2,734,875
Total Capital Trusts — 0.1%		3,685,794

Preferred Stocks — 0.1%	Shares
Diversified Telecommunication Services — 0.1%
Qwest Corp., 0.00%	196,000	4,907,840
Total Preferred Securities — 0.2%		8,593,634
Total Long-Term Investments (Cost — $3,808,758,915) — 120.2%		3,819,075,151

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (h)	347,662,657	347,662,657
Short-Term Investment Fund
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (h)	73,404,485	73,404,485

Total Short-Term Securities (Cost — $421,067,142) — 13.3%		421,067,142
Options Purchased (Cost — $214,444) — 0.0%		63,594
Total Investments Before TBA Sale Commitments and Options Written (Cost — $4,230,040,501) — 133.5%		4,240,205,887

TBA Sale Commitments (f)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	1,300	(1,307,922)
3.00%, 10/01/43	30,700	(29,990,063)
3.50%, 10/01/43	18,700	(19,044,781)
4.00%, 10/01/43	80,700	(84,646,734)
4.50%, 10/01/43	99,300	(106,007,141)
5.00%, 10/01/43	259,700	(281,366,656)
6.00%, 10/01/43	13,000	(14,216,719)
Freddie Mac Mortgage-Backed Securities, 4.50%, 10/01/43	8,000	(8,515,000)
Ginnie Mae Mortgage-Backed Securities, 5.00%, 10/01/43	8,000	(8,691,250)

Total TBA Sale Commitments (Proceeds — $548,196,042) — (17.4)%		(553,786,266)
Options Written (Premiums Received — $162,031) — (0.0)%		(45,788)
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $3,681,682,428) — 116.1%		3,686,373,833
Liabilities in Excess of Other Assets — (16.1)%		(510,952,742)

Net Assets — 100.0%		$3,175,421,091

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,230,617,032

Gross unrealized appreciation	$63,265,355
Gross unrealized depreciation	(53,676,500)

Net unrealized appreciation	$9,588,855

100	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation/ Depreciation
Barclays Capital, Inc.	$11,983,922	$610,698
BNP Paribas Securities Corp.	$30,138,266	$630,520
Citigroup Global Markets, Inc.	$39,888,531	$1,402,272
Credit Suisse Securities (USA) LLC	$58,929,391	$1,428,580
Deutsche Bank Securities, Inc.	$59,865,292	$1,689,895
Goldman Sachs & Co.	$37,084,906	$(104,705)
J.P. Morgan Securities LLC	$31,425,313	$733,860
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(76,003,656)	$(232,320)
Morgan Stanley & Co LLC	$18,727,703	$652,842
Nomura Securities International, Inc.	$7,232,500	$(56,799)
RBC Capital Markets LLC	$6,793,891	$112,366
RBS Securities, Inc.	$(25,883,609)	$(1,497,972)
Wells Fargo Securities LLC	$6,799,313	$33,312

(g)	All or a portion of security has been pledged in connection with open financial futures contracts.

(h)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	598,803,477	—	(251,140,820)[1]	347,662,657	$347,662,657	$578,196	—
BlackRock Cash Funds: Prime, SL Agency Shares	116,380,753	—	(42,976,268)[1]	73,404,485	$73,404,485	$75,583	—

[1]	Represents net shares sold.

(i)	Represents the current yield as of report date.

(j)	All or a portion of security was purchased with the cash collateral from loaned securities.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	101

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	GO	General Obligation
	JPY	Japanese Yen
	LIBOR	London Interbank Offered Rate
	NOK	Norwegian Kroner
	NZD	New Zealand Dollar
	RB	Revenue Bond
	SEK	Swedish Krona
	USD	US Dollar

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
644	Euro-Bond Future	Eurex	December 2013	USD	122,408,615	$2,110,929
126	10-Year Australian T-Bond	Sydney Futures Exchange	December 2013	USD	13,825,082	51,473
1,824	10-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	230,536,500	2,011,835
506	Ultra Long-Term US Treasury Bond	Chicago Board of Trade	December 2013	USD	71,899,438	544,674
790	UK Long Gilt Bond	NYSE Liffe	December 2013	USD	141,091,754	1,751,765
1,279	2-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	281,719,736	571,419
1,588	5-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	192,222,437	512,370
(217)	10-Year Japan Bond	Tokyo Stock Exchange	December 2013	USD	318,165,115	(2,590,231)
(11)	10-Year Australian T Bond	Sydney Futures Exchange	December 2013	USD	1,206,952	(8,835)
(116)	10-Year Canada Bond Future	Chicago Board of Trade	December 2013	USD	14,599,524	(13,234)
(159)	30-Year US Treasury Bond	Chicago Board of Trade	December 2013	USD	21,206,625	(208,903)
Total						$4,733,262

102	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,306,000	USD	4,942,168	Deutsche Bank AG	12/12/13	$(3,616)
AUD	350,000	USD	324,809	Deutsche Bank AG	12/12/13	953
AUD	9,887,000	USD	9,320,554	Goldman Sachs International	12/12/13	(118,244)
AUD	6,583,000	USD	6,054,583	JPMorgan Chase Bank N.A.	12/12/13	72,535
AUD	9,890,000	USD	9,305,046	JPMorgan Chase Bank N.A.	12/12/13	(99,944)
AUD	3,217,000	USD	3,017,366	UBS AG	12/12/13	(23,148)
AUD	327,000	USD	305,569	UBS AG	12/12/13	(1,214)
AUD	1,641,000	USD	1,528,606	Westpac Banking Corp.	12/12/13	(1,248)
AUD	4,284,000	USD	3,993,301	Westpac Banking Corp.	12/12/13	(5,974)
CAD	3,140,000	USD	3,037,397	Deutsche Bank AG	12/12/13	11,952
CAD	3,477,000	USD	3,376,705	HSBC Bank PLC	12/12/13	(86)
CAD	7,020,000	USD	6,756,724	JPMorgan Chase Bank N.A.	12/12/13	60,610
CAD	135,000	USD	129,881	Royal Bank of Canada	12/12/13	1,222
CAD	3,295,000	USD	3,170,052	Royal Bank of Canada	12/12/13	29,821
CAD	866,000	USD	833,706	Royal Bank of Canada	12/12/13	7,293
CAD	20,573,000	USD	19,805,802	Royal Bank of Canada	12/12/13	173,259
CAD	984,000	USD	954,713	Royal Bank of Canada	12/12/13	879
CAD	1,385,000	USD	1,333,272	Royal Bank of Scotland PLC	12/12/13	11,744
CAD	32,960,000	USD	31,728,979	Royal Bank of Scotland PLC	12/12/13	279,472
EUR	1,608,000	USD	2,168,147	Goldman Sachs International	12/12/13	8,929
EUR	2,293,000	USD	3,097,744	HSBC Bank PLC	12/12/13	6,755
EUR	8,990,000	USD	11,877,192	HSBC Bank PLC	12/12/13	294,395
EUR	227,000	USD	301,677	HSBC Bank PLC	12/12/13	5,659
EUR	1,367,500	USD	1,806,653	Royal Bank of Scotland PLC	12/12/13	44,809
EUR	4,575,000	USD	6,194,545	Royal Bank of Scotland PLC	12/12/13	(439)
EUR	1,592,000	USD	2,125,758	UBS AG	12/12/13	29,656
EUR	2,533,000	USD	3,382,973	UBS AG	12/12/13	46,463
EUR	9,836,000	USD	13,323,255	UBS AG	12/12/13	(6,266)
GBP	23,364,000	USD	36,645,616	Barclays Bank PLC	12/12/13	1,170,248
GBP	4,050,000	USD	6,495,431	Deutsche Bank AG	12/12/13	59,708
GBP	4,080,000	USD	6,546,699	Deutsche Bank AG	12/12/13	56,996
GBP	1,720,000	USD	2,755,603	Deutsche Bank AG	12/12/13	28,307
GBP	3,704,000	USD	5,923,122	Deutsche Bank AG	12/12/13	71,997
GBP	977,000	USD	1,568,979	HSBC Bank PLC	12/12/13	12,347
GBP	7,355,000	USD	11,535,435	JPMorgan Chase Bank N.A.	12/12/13	369,020
GBP	4,375,000	USD	7,023,100	Royal Bank of Scotland PLC	12/12/13	58,068
GBP	3,208,000	USD	5,140,785	Royal Bank of Scotland PLC	12/12/13	51,532
GBP	1,034,000	USD	1,653,883	UBS AG	12/12/13	19,700
GBP	3,314,000	USD	5,326,095	UBS AG	12/12/13	37,788
JPY	63,900,000	USD	645,210	Goldman Sachs International	12/12/13	6,287
JPY	453,800,000	USD	4,561,262	Goldman Sachs International	12/12/13	65,482
JPY	116,600,000	USD	1,175,130	JPMorgan Chase Bank N.A.	12/12/13	13,672
JPY	119,500,000	USD	1,208,108	JPMorgan Chase Bank N.A.	12/12/13	10,261
JPY	346,900,000	USD	3,469,246	JPMorgan Chase Bank N.A.	12/12/13	67,593
JPY	45,100,000	USD	454,799	JPMorgan Chase Bank N.A.	12/12/13	5,021
JPY	253,600,000	USD	2,557,362	JPMorgan Chase Bank N.A.	12/12/13	28,232
JPY	105,700,000	USD	1,067,207	JPMorgan Chase Bank N.A.	12/12/13	10,464
JPY	85,300,000	USD	861,237	JPMorgan Chase Bank N.A.	12/12/13	8,444
JPY	209,800,000	USD	2,126,689	UBS AG	12/12/13	12,339
JPY	75,400,000	USD	758,889	UBS AG	12/12/13	9,856
NOK	31,049,000	USD	5,132,575	Deutsche Bank AG	12/12/13	16,349
NOK	3,729,000	USD	629,291	Deutsche Bank AG	12/12/13	(10,903)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	103

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	36,160,000	USD	6,225,745	Deutsche Bank AG	12/12/13	$(229,253)
NOK	16,959,000	USD	2,862,925	HSBC Bank PLC	12/12/13	(50,576)
NOK	40,161,000	USD	6,780,906	JPMorgan Chase Bank N.A.	12/12/13	(120,919)
NOK	33,583,000	USD	5,773,052	JPMorgan Chase Bank N.A.	12/12/13	(203,910)
NOK	8,727,000	USD	1,500,206	JPMorgan Chase Bank N.A.	12/12/13	(52,989)
NZD	7,560,000	USD	6,114,830	Citibank N.A.	12/12/13	151,384
NZD	2,748,000	USD	2,190,156	Goldman Sachs International	12/12/13	87,563
NZD	9,756,000	USD	7,777,776	JPMorgan Chase Bank N.A.	12/12/13	308,625
SEK	7,040,000	USD	1,073,482	Deutsche Bank AG	12/12/13	20,774
SEK	13,870,000	USD	2,114,942	Deutsche Bank AG	12/12/13	40,928
SEK	13,190,000	USD	2,011,766	JPMorgan Chase Bank N.A.	12/12/13	38,409
SEK	17,380,000	USD	2,659,037	JPMorgan Chase Bank N.A.	12/12/13	42,406
SEK	7,770,000	USD	1,188,764	JPMorgan Chase Bank N.A.	12/12/13	18,958
SEK	5,821,000	USD	899,950	JPMorgan Chase Bank N.A.	12/12/13	4,832
SEK	25,990,000	USD	3,964,048	JPMorgan Chase Bank N.A.	12/12/13	75,682
SEK	13,206,000	USD	2,012,192	Royal Bank of Scotland PLC	12/12/13	40,469
SEK	26,025,000	USD	3,965,418	Royal Bank of Scotland PLC	12/12/13	79,752
SEK	37,651,000	USD	5,925,885	Royal Bank of Scotland PLC	12/12/13	(73,639)
SEK	105,591,000	USD	16,011,009	UBS AG	12/12/13	401,424
USD	6,051,028	AUD	6,583,000	Citibank N.A.	12/12/13	(76,089)
USD	9,148,112	AUD	9,804,000	Deutsche Bank AG	12/12/13	23,054
USD	9,835,377	AUD	10,463,000	Goldman Sachs International	12/12/13	96,956
USD	5,209,351	AUD	5,664,000	JPMorgan Chase Bank N.A.	12/12/13	(62,409)
USD	8,987,770	AUD	9,657,000	Royal Bank of Canada	12/12/13	(468)
USD	18,629,812	AUD	20,339,000	Royal Bank of Scotland PLC	12/12/13	(300,681)
USD	9,152,191	AUD	9,800,000	Westpac Banking Corp.	12/12/13	30,855
USD	18,485,705	CAD	19,206,000	JPMorgan Chase Bank N.A.	12/12/13	(165,822)
USD	951,038	CAD	981,000	Royal Bank of Canada	12/12/13	(1,641)
USD	1,814,331	CAD	1,878,000	Royal Bank of Scotland PLC	12/12/13	(9,451)
USD	4,275,062	CAD	4,411,000	Royal Bank of Scotland PLC	12/12/13	(8,594)
USD	6,001,330	EUR	4,438,000	Deutsche Bank AG	12/12/13	(7,292)
USD	492,223	EUR	364,000	Deutsche Bank AG	12/12/13	(598)
USD	493,392	EUR	365,000	Deutsche Bank AG	12/12/13	(782)
USD	5,995,056	EUR	4,435,000	Deutsche Bank AG	12/12/13	(9,504)
USD	2,441,646	EUR	1,807,000	Deutsche Bank AG	12/12/13	(4,857)
USD	1,276,475	EUR	945,000	Deutsche Bank AG	12/12/13	(2,964)
USD	5,247,639	EUR	3,876,000	Deutsche Bank AG	12/12/13	(89)
USD	6,200,612	EUR	4,575,000	Deutsche Bank AG	12/12/13	6,506
USD	294,201	EUR	218,000	Goldman Sachs International	12/12/13	(949)
USD	1,603,263	EUR	1,188,000	Goldman Sachs International	12/12/13	(5,174)
USD	2,417,480	EUR	1,823,000	Goldman Sachs International	12/12/13	(50,685)
USD	7,746,269	EUR	5,723,000	JPMorgan Chase Bank N.A.	12/12/13	(2,117)
USD	5,893,402	EUR	4,438,000	JPMorgan Chase Bank N.A.	12/12/13	(115,219)
USD	6,145,918	EUR	4,560,000	UBS AG	12/12/13	(27,880)
USD	5,256,377	EUR	3,900,000	UBS AG	12/12/13	(23,845)
USD	624,582	EUR	462,000	UBS AG	12/12/13	(922)
USD	5,497,060	GBP	3,505,000	HSBC Bank PLC	12/12/13	(175,967)
USD	6,569,198	GBP	4,129,000	HSBC Bank PLC	12/12/13	(113,806)
USD	3,350,380	GBP	2,070,000	Royal Bank of Scotland PLC	12/12/13	(24)
USD	9,264,215	JPY	926,000,000	Deutsche Bank AG	12/12/13	(176,872)
USD	4,319,966	JPY	431,800,000	Deutsche Bank AG	12/12/13	(82,476)
USD	468,509	JPY	46,400,000	Goldman Sachs International	12/12/13	(4,565)

104	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	322,046	JPY	31,700,000	Goldman Sachs International	12/12/13	$(1,153)
USD	1,520,756	JPY	151,300,000	Goldman Sachs International	12/12/13	(21,832)
USD	503,488	JPY	49,800,000	HSBC Bank PLC	12/12/13	(4,251)
USD	1,885,081	JPY	186,000,000	JPMorgan Chase Bank N.A.	12/12/13	(11,293)
USD	13,874,114	JPY	1,389,000,000	JPMorgan Chase Bank N.A.	12/12/13	(287,516)
USD	6,469,592	JPY	647,700,000	JPMorgan Chase Bank N.A.	12/12/13	(134,071)
USD	3,624,407	JPY	355,500,000	Westpac Banking Corp.	12/12/13	(114)
USD	382,539	NOK	2,301,000	Deutsche Bank AG	12/12/13	959
USD	12,089,463	NOK	73,134,000	Deutsche Bank AG	12/12/13	(38,508)
USD	6,008,137	NOK	36,330,000	JPMorgan Chase Bank N.A.	12/12/13	(16,547)
USD	6,219,729	NOK	36,160,000	Royal Bank of Scotland PLC	12/12/13	223,237
USD	6,001,028	NOK	36,328,000	Royal Bank of Scotland PLC	12/12/13	(23,323)
USD	3,171,459	NZD	3,807,000	Goldman Sachs International	12/12/13	15,973
USD	868,730	NZD	1,090,000	Goldman Sachs International	12/12/13	(34,732)
USD	943,123	NZD	1,183,000	JPMorgan Chase Bank N.A.	12/12/13	(37,423)
USD	697,501	NZD	852,000	Royal Bank of Canada	12/12/13	(8,692)
USD	1,222,643	NZD	1,480,000	Royal Bank of Canada	12/12/13	(4,076)
USD	3,641,405	NZD	4,543,000	Westpac Banking Corp.	12/12/13	(124,125)
USD	567,563	SEK	3,652,000	Deutsche Bank AG	12/12/13	(82)
USD	4,233,046	SEK	27,008,000	HSBC Bank PLC	12/12/13	35,085
USD	973,481	SEK	6,166,000	JPMorgan Chase Bank N.A.	12/12/13	15,074
USD	4,230,922	SEK	27,005,000	JPMorgan Chase Bank N.A.	12/12/13	33,426
USD	6,782,888	SEK	43,363,000	JPMorgan Chase Bank N.A.	12/12/13	42,802
USD	3,343,012	SEK	21,360,000	UBS AG	12/12/13	22,942
USD	2,762,589	SEK	18,219,000	UBS AG	12/12/13	(69,263)
USD	30,842,584	GBP	19,208,700	BNP Paribas S.A.	1/02/14	(243,415)
Total						$1,639,666

•	Exchange-traded options purchased as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Eurodollar 1-Year Mid-Curve Options	Put	USD	98.50	6/13/14	407	$63,594

•	Exchange-Traded options written as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Eurodollar 1-Year Mid-Curve Options	Put	USD	98.25	6/13/14	407	$(45,788)

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	27,676	—	$27,677

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	105

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Centrally cleared credit default swaps – sold protection outstanding as of September 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
iTraxx - Crossover Index Series 20, Version 1	5.00%	Chicago Mercantile Exchange	12/20/18	BB-	$13,960	$46,845

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America High Yield Series 20, Version 1	5.00%	Chicago Mercantile Exchange	6/20/18	$16,200	$339,838
Dow Jones CDX North America High Yield Series 21, Version 1	1.00%	Chicago Mercantile Exchange	12/20/18	$115,000	45,226
Total					$385,064

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.47%[3]	3-Month LIBOR	Chicago Mercantile Exchange	8/15/20	$332,020	$(5,681,508)
2.27%[4]	3-Month LIBOR	Chicago Mercantile Exchange	8/31/20	$22,700	71,674
2.96%[3]	6-Month LIBOR	Chicago Mercantile Exchange	3/07/25	$128,690	(1,280,447)
3.66%[3]	3-Month LIBOR	Chicago Mercantile Exchange	8/15/39	$8,360	41,691
Total					$(6,848,590)

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount of the Master Portfolio may pay should a negative credit event take places as defined under the terms of the agreement.

[3]	Master Portfolio pays the fixed rate and receives the floating rate.

[4]	Master Portfolio receives the fixed rate and pays the floating rate.

106	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	107

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$398,421,242	$15,598,686	$414,019,928
Corporate Bonds	—	900,869,045	—	900,869,045
Foreign Agency Obligations	—	62,294,185	—	62,294,185
Municipal Bonds	—	22,235,968	—	22,235,968
Non-Agency Mortgage-Backed Securities	—	226,290,505	—	226,290,505
US Government Sponsored Agency Securities	—	1,584,231,977	—	1,584,231,977
US Treasury Obligations	—	600,539,909	—	600,539,909
Preferred Securities	—	8,593,634	—	8,593,634
Short-Term Securities:	$421,067,142	—	—	421,067,142
Options Purchased:
Interest Rate Contracts	63,594	—	—	63,594
Liabilities:
Investments:
TBA Sale Commitments	—	(553,786,266)	—	(553,786,266)

Total	$421,130,736	$3,249,690,199	$15,598,686	$3,686,419,621

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$459,586	—	$459,586
Foreign currency exchange contracts	—	5,134,192	—	5,134,192
Interest rate contracts	$7,554,465	113,365	—	7,667,830
Liabilities:
Foreign currency exchange contracts	—	(3,494,526)	—	(3,494,526)
Interest rate contracts	(2,866,991)	(6,961,955)	—	(9,828,946)

Total:	$4,687,474	$(4,749,338)	—	$(61,864)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

108	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013 such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,003,235	—	—	$2,003,235
Cash pledged as collateral for swaps	25,050,498	—	—	25,050,498
Liabilities:
Bank overdraft	—	$(545,379)	—	(545,379)
Collateral on securities loaned at value	—	(418,663,864)	—	(418,663,864)
Cash received as collateral for swaps	—	(110,000)	—	(110,000)

Total:	$27,053,733	$(419,319,243)	—	$(392,265,510)

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	109

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 38.0%
Active Stock Master Portfolio	$308,135,395	$308,135,395
ACWI ex-US Index Master Portfolio	$42,810,430	42,810,430
BlackRock Commodity Strategies Fund	6,164,561	57,761,938
iShares MSCI Canada ETF (b)	299,860	8,489,037
iShares MSCI EAFE ETF (b)	1,049,146	66,925,023
iShares MSCI EAFE Small-Cap ETF (b)	326,856	15,845,979
iShares MSCI Emerging Markets ETF (b)	570,841	23,273,187
Master Small Cap Index Series	$72,632,577	72,632,577

		595,873,566
Fixed Income Funds — 61.8%
CoreAlpha Bond Master Portfolio	$827,758,387	827,758,387
iShares TIPS Bond ETF	1,258,619	141,695,327

		969,453,714
Short-Term Securities — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	18,606,797	18,606,797
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	3,511,130	3,511,130

		22,117,927
Total Affiliated Investment Companies (Cost — $1,423,733,184*) — 101.2%		1,587,445,207
Liabilities in Excess of Other Assets — (1.2)%		(18,576,833)

Net Assets — 100.0%		$1,568,868,374

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,426,618,095

Gross unrealized appreciation	$179,911,868
Gross unrealized depreciation	(19,084,756)

Net unrealized appreciation	$160,827,112

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$298,793,488	$9,341,907	[1]	—	$308,135,395	$308,135,395	$4,246,273	$39,097,421
ACWI ex-US Index Master Portfolio	$27,699,413	$15,111,017	[1]	—	$42,810,430	$42,810,430	$889,531	$(49,073)
BlackRock Cash Funds:
Institutional, SL Agency Shares	7,529,155	11,077,642	[1]	—	18,606,797	$18,606,797	$54,367	—
BlackRock Cash Funds:
Prime, SL Agency Shares	1,254,994	2,256,136	[1]	—	3,511,130	$3,511,130	$10,875	—
BlackRock Commodity Strategies Fund	5,285,130	879,431		—	6,164,561	$57,761,938	—	—
CoreAlpha Bond Master Portfolio	$778,624,808	$49,133,579	[1]	—	$827,758,387	$827,758,387	$15,822,318	$(21,028,081)
iShares Cohen & Steers REIT ETF	28,264	87		(28,351)	—	—	$33,336	$657,027

110	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	91,497	489		(91,986)	—	—	$38,009	$442,197
iShares MSCI Canada ETF	350,676	—		(50,816)	299,860	$8,489,037	$100,707	$(85,703)
iShares MSCI EAFE ETF	1,310,595	—		(261,449)	1,049,146	$66,925,023	$1,406,168	$2,876,409
iShares MSCI EAFE Small-Cap ETF	344,187	5,036		(22,367)	326,856	$15,845,979	$189,747	$44,360
iShares MSCI Emerging Markets ETF	662,040	—		(91,199)	570,841	$23,273,187	$313,675	$109,508
iShares TIPS Bond ETF	1,074,113	199,932		(15,426)	1,258,619	$141,695,327	$1,192,961	$(27,341)
Master Small Cap Index Series	$64,132,281	$8,500,296	[1]	—	$72,632,577	$72,632,577	$723,720	$3,023,434
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$336,108,419	$1,251,336,788	—	$1,587,445,207

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $20,025,795 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	111

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.7%
Active Stock Master Portfolio	$748,254,965	$748,254,965
ACWI ex-US Index Master Portfolio	$66,274,439	66,274,439
BlackRock Commodity Strategies Fund	10,749,934	100,726,884
iShares Cohen & Steers REIT ETF (b)	445,492	34,249,425
iShares International Developed Real Estate ETF (b)	1,208,330	40,442,805
iShares MSCI Canada ETF (b)	845,700	23,941,767
iShares MSCI EAFE ETF	3,129,252	199,614,985
iShares MSCI EAFE Small-Cap ETF	752,207	36,466,995
iShares MSCI Emerging Markets ETF (b)	1,634,437	66,635,997
Master Small Cap Index Series	$105,356,156	105,356,156

		1,421,964,418
Fixed Income Funds — 48.1%
CoreAlpha Bond Master Portfolio	$1,137,573,954	1,137,573,954
iShares TIPS Bond ETF	1,641,563	184,807,162

		1,322,381,116
Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	36,355,515	36,355,515
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	7,235,622	7,235,622

		43,591,137
Total Affiliated Investment Companies (Cost — $2,423,979,392*) — 101.4%		2,787,936,671
Liabilities in Excess of Other Assets — (1.4)%		(37,305,003)

Net Assets — 100.0%		$2,750,631,668

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,443,601,120

Gross unrealized appreciation	$349,125,358
Gross unrealized depreciation	(4,789,807)

Net unrealized appreciation	$344,335,551

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$725,539,622	$22,715,343	[1]	—	$748,254,965	$748,254,965	$10,348,239	$95,450,361
ACWI ex-US Index Master Portfolio	$42,040,829	$24,233,610	[1]	—	$66,274,439	$66,274,439	$1,360,518	$(74,653)
BlackRock Cash Funds:
Institutional, SL Agency Shares	18,545,337	17,810,178	[1]	—	36,355,515	$36,355,515	$119,558	—
BlackRock Cash Funds:
Prime, SL Agency Shares	4,104,742	3,130,880	[1]	—	7,235,622	$7,235,622	$24,200	—
BlackRock Commodity Strategies Fund	9,023,154	1,726,780		—	10,749,934	$100,726,884	—	—
CoreAlpha Bond Master Portfolio	$997,874,524	$139,699,430	[1]	—	$1,137,573,954	$1,137,573,954	$20,766,701	$(27,405,876)

112	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares Cohen & Steers REIT ETF	450,679	11,296		(16,483)	445,492	$34,249,425	$800,735	$122,606
iShares International Developed Real Estate ETF	1,375,939	17,484		(185,093)	1,208,330	$40,442,805	$1,288,931	$929,993
iShares MSCI Canada ETF	951,620	—		(105,920)	845,700	$23,941,767	$276,919	$(461,731)
iShares MSCI EAFE ETF	3,472,019	—		(342,767)	3,129,252	$199,614,985	$3,920,696	$4,061,020
iShares MSCI EAFE Small-Cap ETF	772,687	10,359		(30,839)	752,207	$36,466,995	$425,769	$(41,101)
iShares MSCI Emerging Markets ETF	1,801,391	—		(166,954)	1,634,437	$66,635,997	$873,641	$(657,783)
iShares TIPS Bond ETF	1,297,149	356,113		(11,699)	1,641,563	$184,807,162	$1,494,273	$(28,523)
Master Small Cap Index Series	$91,038,885	$14,317,271	[1]	—	$105,356,156	$105,356,156	$1,049,782	$4,385,600
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$730,477,157	$2,057,459,514	—	$2,787,936,671

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	113

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $41,268,505 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

114	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 60.2%
Active Stock Master Portfolio	$16,224,487	$16,224,487
ACWI ex-US Index Master Portfolio	$6,828,601	6,828,601
BlackRock Commodity Strategies Fund	201,788	1,890,750
iShares Cohen & Steers REIT ETF	13,009	1,000,132
iShares International Developed Real Estate ETF (b)	36,012	1,205,322
iShares MSCI Canada ETF	3,591	101,661
iShares MSCI EAFE ETF	9,726	620,421
iShares MSCI EAFE Small-Cap ETF	16,537	801,714
iShares MSCI Emerging Markets ETF	6,601	269,123
Master Small Cap Index Series	$1,739,959	1,739,959

		30,682,170
Fixed Income Funds — 39.5%
CoreAlpha Bond Master Portfolio	$17,447,756	17,447,756
iShares TIPS Bond ETF (b)	23,756	2,674,450

		20,122,206
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	468,865	468,865
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	75,423	75,423

		544,288
Total Affiliated Investment Companies (Cost — $47,304,820*) — 100.7%		51,348,664
Liabilities in Excess of Other Assets — (0.7)%		(381,009)

Net Assets — 100.0%		$50,967,655

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,312,409

Gross unrealized appreciation	$4,499,722
Gross unrealized depreciation	(463,467)

Net unrealized appreciation	$4,036,255

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$11,459,746	$4,764,741	[1]	—	$16,224,487	$16,224,487	$192,529	$1,707,824
ACWI ex-US Index Master Portfolio	$3,575,376	$3,253,225	[1]	—	$6,828,601	$6,828,601	$125,943	$(6,101)
BlackRock Cash Funds:
Institutional, SL Agency Shares	333,964	134,901	[1]	—	468,865	$468,865	$1,648	—
BlackRock Cash Funds:
Prime, SL Agency Shares	74,872	551	[1]	—	75,423	$75,423	$324	—
BlackRock Commodity Strategies Fund	106,996	94,792		—	201,788	$1,890,750	$—	$—
CoreAlpha Bond Master Portfolio	$11,181,905	$6,265,851	[1]	—	$17,447,756	$17,447,756	$268,170	$(365,156)
iShares Cohen & Steers REIT ETF	8,050	5,643		(684)	13,009	$1,000,132	$20,256	$4,495

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	115

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	22,926	15,012		(1,926)	36,012	$1,205,322	$30,205	$2,442
iShares MSCI Canada ETF	6,086	—		(2,495)	3,591	$101,661	$1,613	$(12,026)
iShares MSCI EAFE ETF	20,271	—		(10,545)	9,726	$620,421	$18,026	$29,004
iShares MSCI EAFE Small-Cap ETF	8,871	8,129		(463)	16,537	$801,714	$7,655	$469
iShares MSCI Emerging Markets ETF	10,613	—		(4,012)	6,601	$269,123	$4,824	$(21,821)
iShares TIPS Bond ETF	12,725	11,747		(716)	23,756	$2,674,450	$19,310	$(2,227)
Master Small Cap Index Series	$1,135,224	$604,735	[1]	—	$1,739,959	$1,739,959	$17,337	$72,428
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,107,862	$42,240,802	—	$51,348,664

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $430,180 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

116	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 67.5%
Active Stock Master Portfolio	$907,692,012	$907,692,012
ACWI ex-US Index Master Portfolio	$95,959,213	95,959,213
BlackRock Commodity Strategies Fund	10,160,264	95,201,673
iShares Cohen & Steers REIT ETF (b)	834,101	64,125,685
iShares International Developed Real Estate ETF	2,287,523	76,563,395
iShares MSCI Canada ETF (b)	1,002,649	28,384,993
iShares MSCI EAFE ETF	3,697,940	235,891,592
iShares MSCI EAFE Small-Cap ETF	962,439	46,659,043
iShares MSCI Emerging Markets ETF (b)	1,913,527	78,014,496
Master Small Cap Index Series	$74,832,130	74,832,130

		1,703,324,232
Fixed Income Funds — 32.4%
CoreAlpha Bond Master Portfolio	$713,900,324	713,900,324
iShares TIPS Bond ETF	925,631	104,207,538

		818,107,862
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	18,298,148	18,298,148
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	2,814,026	2,814,026

		21,112,174
Total Affiliated Investment Companies (Cost — $2,149,210,492*) — 100.7%		2,542,544,268
Liabilities in Excess of Other Assets — (0.7)%		(17,445,698)

Net Assets — 100.0%		$2,525,098,570

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,177,368,652

Gross unrealized appreciation	$383,266,812
Gross unrealized depreciation	(18,091,196)

Net unrealized appreciation	$365,175,616

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$841,283,578	$66,408,434	[1]	—	$907,692,012	$907,692,012	$12,254,907	$112,472,938
ACWI ex-US Index Master Portfolio	$48,830,798	$47,128,415	[1]	—	$95,959,213	$95,959,213	$1,808,711	$(94,813)
BlackRock Cash Funds:
Institutional, SL Agency Shares	39,402,527	—		(21,104,379)[2]	18,298,148	$18,298,148	$131,170	—
BlackRock Cash Funds:
Prime, SL Agency Shares	9,624,087	—		(6,810,061)[2]	2,814,026	$2,814,026	$26,727	—
BlackRock Commodity Strategies Fund	7,981,436	2,178,828		—	10,160,264	$95,201,673	—	—
CoreAlpha Bond Master Portfolio	$593,095,629	$120,804,695	[1]	—	$713,900,324	$713,900,324	$12,574,371	$(16,698,353)
iShares Cohen & Steers REIT ETF	750,700	89,667		(6,266)	834,101	$64,125,685	$1,450,765	$(4,871)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	117

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	2,215,546	129,607		(57,630)	2,287,523	$76,563,395	$2,148,395	$226,581
iShares MSCI Canada ETF	1,114,324	—		(111,675)	1,002,649	$28,384,993	$327,542	$(491,922)
iShares MSCI EAFE ETF	4,026,402	—		(328,462)	3,697,940	$235,891,592	$4,575,459	$2,960,197
iShares MSCI EAFE Small-Cap ETF	889,363	128,732		(55,656)	962,439	$46,659,043	$506,788	$(75,958)
iShares MSCI Emerging Markets ETF	2,093,140	—		(179,613)	1,913,527	$78,014,496	$1,008,864	$(1,094,186)
iShares TIPS Bond ETF	707,463	224,627		(6,459)	925,631	$104,207,538	$826,455	$(46,526)
Master Small Cap Index Series	$64,557,533	$10,274,597	[1]	—	$74,832,130	$74,832,130	$745,637	$3,114,994
[1] Represents net beneficial interest purchased. [2] Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$750,160,589	$1,792,383,679	—	$2,542,544,268

118	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $16,049,850 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	119

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 74.1%
Active Stock Master Portfolio	$15,935,501	$15,935,501
ACWI ex-US Index Master Portfolio	$7,197,306	7,197,306
BlackRock Commodity Strategies Fund	158,470	1,484,865
iShares Cohen & Steers REIT ETF (b)	16,939	1,302,270
iShares International Developed Real Estate ETF	46,376	1,552,205
iShares MSCI Canada ETF	2,131	60,329
iShares MSCI EAFE ETF	4,900	312,571
iShares MSCI EAFE Small-Cap ETF	16,401	795,120
iShares MSCI Emerging Markets ETF	4,545	185,300
Master Small Cap Index Series	$1,081,130	1,081,130

		29,906,597
Fixed Income Funds — 25.6%
CoreAlpha Bond Master Portfolio	$9,150,918	9,150,918
iShares TIPS Bond ETF	10,355	1,165,766

		10,316,684
Short-Term Securities — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	663,018	663,018
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	122,661	122,661

		785,679
Total Affiliated Investment Companies (Cost — $37,182,259*) — 101.6%		41,008,960
Liabilities in Excess of Other Assets — (1.6)%		(651,168)

Net Assets — 100.0%		$40,357,792

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$37,195,232

Gross unrealized appreciation	$4,082,563
Gross unrealized depreciation	(268,835)

Net unrealized appreciation	$3,813,728

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$10,655,052	$5,280,449	[1]	—	$15,935,501	$15,935,501	$185,605	$1,634,592
ACWI ex-US Index Master Portfolio	$3,668,078	$3,529,228	[1]	—	$7,197,306	$7,197,306	$133,264	$(6,269)
BlackRock Cash Funds:
Institutional, SL Agency Shares	79,543	583,475	[1]	—	663,018	$663,018	$944	—
BlackRock Cash Funds:
Prime, SL Agency Shares	—	122,661	[1]	—	122,661	$122,661	$180	—
BlackRock Commodity Strategies Fund	79,015	79,455		—	158,470	$1,484,865	—	—
CoreAlpha Bond Master Portfolio	$5,500,575	$3,650,343	[1]	—	9,150,918	$9,150,918	$136,425	$(187,501)
iShares Cohen & Steers REIT ETF	8,780	9,228		(1,069)	16,939	$1,302,270	$25,710	$6,625

120	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	26,170	24,369		(4,163)	46,376	$1,552,205	$38,018	$7,887
iShares MSCI Canada ETF	4,319	—		(2,188)	2,131	$60,329	$1,180	$(10,571)
iShares MSCI EAFE ETF	14,984	—		(10,084)	4,900	$312,571	$13,094	$21,602
iShares MSCI EAFE Small-Cap ETF	7,903	8,981		(483)	16,401	$795,120	$7,838	$(64)
iShares MSCI Emerging Markets ETF	7,858	—		(3,313)	4,545	$185,300	$3,639	$(19,037)
iShares TIPS Bond ETF	5,167	5,514		(326)	10,355	$1,165,766	$8,328	$(129)
Master Small Cap Index Series	$660,486	$420,644	[1]	—	$1,081,130	$1,081,130	—	$42,798
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,644,105	$33,364,855	—	$41,008,960

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $699,600 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	121

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 80.2%
Active Stock Master Portfolio	$838,789,024	$838,789,024
ACWI ex-US Index Master Portfolio	$84,468,977	84,468,977
BlackRock Commodity Strategies Fund	7,973,616	74,712,781
iShares Cohen & Steers REIT ETF (b)	964,961	74,186,202
iShares International Developed Real Estate ETF (b)	2,503,258	83,784,045
iShares MSCI Canada ETF (b)	947,054	26,811,099
iShares MSCI EAFE ETF (b)	3,504,546	223,554,989
iShares MSCI EAFE Small-Cap ETF	895,290	43,403,659
iShares MSCI Emerging Markets ETF (b)	1,804,179	73,556,378
Master Small Cap Index Series	$44,773,364	44,773,364

		1,568,040,518
Fixed Income Funds — 19.6%
CoreAlpha Bond Master Portfolio	$350,134,039	350,134,039
iShares TIPS Bond ETF	301,868	33,984,299

		384,118,338
Short-Term Securities — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	45,141,139	45,141,139
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	8,708,618	8,708,618

		53,849,757
Total Affiliated Investment Companies (Cost — $1,666,994,743*) — 102.5%		2,006,008,613
Liabilities in Excess of Other Assets — (2.5)%		(49,823,993)

Net Assets — 100.0%		$1,956,184,620

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,696,378,832

Gross unrealized appreciation	$321,125,710
Gross unrealized depreciation	(11,495,929)

Net unrealized appreciation	$309,629,781

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$760,695,544	$78,093,480	[1]	—	$838,789,024	$838,789,024	$11,187,703	$102,481,801
ACWI ex-US Index Master Portfolio	$38,541,025	$45,927,952	[1]	—	$84,468,977	$84,468,977	$1,567,389	$(86,380)
BlackRock Cash Funds:
Institutional, SL Agency Shares	26,972,214	18,168,925	[1]	—	45,141,139	$45,141,139	$106,073	—
BlackRock Cash Funds:
Prime, SL Agency Shares	6,555,513	2,153,105	[1]	—	8,708,618	$8,708,618	$21,642	—
BlackRock Commodity Strategies Fund	6,060,504	1,913,112		—	7,973,616	$74,712,781	—	—
CoreAlpha Bond Master Portfolio	$272,301,743	$77,832,296	[1]	—	$350,134,039	$350,134,039	$5,962,822	$(7,954,263)
iShares Cohen & Steers REIT ETF	807,851	206,756		(49,646)	964,961	$74,186,202	$1,579,858	$322,552

122	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	2,340,965	281,731		(119,438)	2,503,258	$83,784,045	$2,298,399	$(316,255)
iShares MSCI Canada ETF	1,023,835	—		(76,781)	947,054	$26,811,099	$300,622	$(335,022)
iShares MSCI EAFE ETF	3,712,248	—		(207,702)	3,504,546	$223,554,989	$4,239,802	$659,181
iShares MSCI EAFE Small-Cap ETF	797,837	125,774		(28,321)	895,290	$43,403,659	$481,918	$(42,493)
iShares MSCI Emerging Markets ETF	1,924,980	—		(120,801)	1,804,179	$73,556,378	$931,028	$(917,360)
iShares TIPS Bond ETF	238,933	63,860		(925)	301,868	$33,984,299	$272,016	$(6,924)
Master Small Cap Index Series	$39,498,574	$5,274,790	[1]	—	$44,773,364	$44,773,364	$446,127	$1,863,755
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$687,843,209	$1,318,165,404	—	$2,006,008,613

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $49,669,765 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	123

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.7%
Active Stock Master Portfolio	$10,208,448	$10,208,448
ACWI ex-US Index Master Portfolio	$4,668,246	4,668,246
BlackRock Commodity Strategies Fund	84,445	791,252
iShares Cohen & Steers REIT ETF (b)	12,176	936,091
iShares International Developed Real Estate ETF (b)	33,591	1,124,291
iShares MSCI Canada ETF (b)	1,484	42,012
iShares MSCI EAFE ETF	3,406	217,269
iShares MSCI EAFE Small-Cap ETF	10,225	495,708
iShares MSCI Emerging Markets ETF	2,393	97,562
Master Small Cap Index Series	$443,872	443,872

		19,024,751
Fixed Income Fund — 14.1%
CoreAlpha Bond Master Portfolio	$3,138,970	3,138,970
Short-Term Securities — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	417,495	417,495
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	74,040	74,040

		491,535
Total Affiliated Investment Companies (Cost — $20,377,873*) — 102.0%		22,655,256
Liabilities in Excess of Other Assets — (2.0)%		(439,429)

Net Assets — 100.0%		$22,215,827

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,384,007

Gross unrealized appreciation	$2,375,225
Gross unrealized depreciation	(103,976)

Net unrealized appreciation	$2,271,249

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$5,836,507	$4,371,941	[1]	—	$10,208,448	$10,208,448	$112,420	$965,827
ACWI ex-US Index Master Portfolio	$2,144,403	$2,523,843	[1]	—	$4,668,246	$4,668,246	$82,893	$(3,995)
BlackRock Cash Funds:
Institutional, SL Agency Shares	46,211	371,284	[1]	—	417,495	$417,495	$489	—
BlackRock Cash Funds:
Prime, SL Agency Shares	6,820	67,220	[1]	—	74,040	$74,040	$91	—
BlackRock Commodity Strategies Fund	38,377	46,068		—	84,445	$791,252	—	—
CoreAlpha Bond Master Portfolio	$1,516,825	$1,622,145	[1]	—	$3,138,970	$3,138,970	$42,176	$(58,372)
iShares Cohen & Steers REIT ETF	5,575	6,890		(289)	12,176	$936,091	$17,482	$3,245

124	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	16,215	18,118		(742)	33,591	$1,124,291	$26,302	$912
iShares MSCI Canada ETF	2,208	—		(724)	1,484	$42,012	$648	$(3,704)
iShares MSCI EAFE ETF	6,929	—		(3,523)	3,406	$217,269	$7,198	$10,417
iShares MSCI EAFE Small-Cap ETF	4,341	5,965		(81)	10,225	$495,708	$4,925	$251
iShares MSCI Emerging Markets ETF	3,786	—		(1,393)	2,393	$97,562	$1,684	$(7,420)
Master Small Cap Index Series	$280,483	$163,389	[1]	—	$443,872	$443,872	$4,423	$18,477
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,195,720	$18,459,536	—	$22,655,256

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $422,290 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	125

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 90.8%
Active Stock Master Portfolio	$183,145,903	$183,145,903
ACWI ex-US Index Master Portfolio	$49,745,321	49,745,321
BlackRock Commodity Strategies Fund	1,484,971	13,914,181
iShares Cohen & Steers REIT ETF (b)	230,168	17,695,316
iShares International Developed Real Estate ETF	625,600	20,938,832
iShares MSCI Canada ETF (b)	121,568	3,441,590
iShares MSCI EAFE ETF (b)	432,994	27,620,687
iShares MSCI EAFE Small-Cap ETF	193,374	9,374,772
iShares MSCI Emerging Markets ETF	230,986	9,417,299
Master Small Cap Index Series	$6,531,868	6,531,868

		341,825,769
Fixed Income Fund — 8.8%
CoreAlpha Bond Master Portfolio	$33,367,579	33,367,579
Short-Term Securities — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	20,035,151	20,035,151
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	4,055,391	4,055,391

		24,090,542
Total Affiliated Investment Companies (Cost — $343,610,364*) — 106.0%		399,283,890
Liabilities in Excess of Other Assets — (6.0)%		(22,658,005)

Net Assets — 100.0%		$376,625,885

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$344,945,908

Gross unrealized appreciation	$54,556,694
Gross unrealized depreciation	(218,712)

Net unrealized appreciation	$54,337,982

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$136,546,567	$46,599,336	[1]	—	$183,145,903	$183,145,903	$2,242,072	$20,029,157
ACWI ex-US Index Master Portfolio	$23,074,195	$26,671,126	[1]	—	$49,745,321	$49,745,321	$921,496	$(44,694)
BlackRock Cash Funds:
Prime, SL Agency Shares	907,096	3,148,295	[1]	—	4,055,391	$4,055,391	$3,864	—
BlackRock Cash Funds:
Institutional, SL Agency Shares	3,548,844	16,486,307	[1]	—	20,035,151	$20,035,151	$19,134	—
BlackRock Commodity Strategies Fund	969,991	514,980		—	1,484,971	$13,914,181	—	—
CoreAlpha Bond Master Portfolio	$18,868,890	$14,498,689	[1]	—	$33,367,579	$33,367,579	$479,799	$(642,150)
iShares Cohen & Steers REIT ETF	154,447	75,721		—	230,168	$17,695,316	$357,694	—

126	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	444,626	180,974		—	625,600	$20,938,832	$528,469	—
iShares MSCI Canada ETF	130,967	—		(9,399)	121,568	$3,441,590	$38,959	$(35,341)
iShares MSCI EAFE ETF	471,857	—		(38,863)	432,994	$27,620,687	$537,273	$113,953
iShares MSCI EAFE Small-Cap ETF	134,998	58,376		—	193,374	$9,374,772	$97,183	—
iShares MSCI Emerging Markets ETF	245,849	—		(14,863)	230,986	$9,417,299	$119,714	$(72,336)
Master Small Cap Index Series	$4,938,307	$1,593,561	[1]	—	$6,531,868	$6,531,868	—	$231,524
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$126,493,219	$272,790,671	—	$399,283,890

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $23,130,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	127

Schedule of Investments September 30, 2013 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.1%
Active Stock Master Portfolio	$3,789,949	$3,789,949
ACWI ex-US Index Master Portfolio	$1,900,715	1,900,715
BlackRock Commodity Strategies Fund	31,233	292,651
iShares Cohen & Steers REIT ETF	5,107	392,626
iShares International Developed Real Estate ETF (b)	14,250	476,948
iShares MSCI EAFE Small-Cap ETF	3,810	184,709
Master Small Cap Index Series	$126,839	126,839

		7,164,437
Fixed Income Fund — 3.7%
CoreAlpha Bond Master Portfolio	$273,875	273,875
Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	87,838	87,838
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	11,576	11,576

		99,414
Total Affiliated Investment Companies (Cost — $6,748,145*) — 101.1%		7,537,726
Liabilities in Excess of Other Assets — (1.1)%		(80,963)

Net Assets — 100.0%		$7,456,763

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,748,416

Gross unrealized appreciation	$826,266
Gross unrealized depreciation	(36,956)

Net unrealized appreciation	$789,310

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$2,007,359	$1,782,590	[1]	—	$3,789,949	$3,789,949	$40,556	$347,922
ACWI ex-US Index Master Portfolio	$905,861	$994,854	[1]	—	$1,900,715	$1,900,715	$34,681	$(1,689)
BlackRock Cash Funds:
Institutional, SL Agency Shares	5,841	81,997	[1]	—	87,838	$87,838	$273	—
BlackRock Cash Funds:
Prime, SL Agency Shares	—	11,576	[1]	—	11,576	$11,576	$53	—
BlackRock Commodity Strategies Fund	11,669	19,564		—	31,233	$292,651	—	—
CoreAlpha Bond Master Portfolio	$72,942	$200,933	[1]	—	$273,875	$273,875	$2,752	$(3,592)
iShares Cohen & Steers REIT ETF	1,929	3,934		(756)	5,107	$392,626	$7,127	$5,616

128	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	5,735	10,616		(2,101)	14,250	$476,948	$11,004	$12,295
iShares MSCI Canada ETF	211	—		(211)	—	—	$42	$260
iShares MSCI EAFE ETF	552	—		(552)	—	—	$23	$6,593
iShares MSCI EAFE Small-Cap ETF	1,544	2,266		—	3,810	$184,709	$1,814	$—
iShares MSCI Emerging Markets ETF	314	—		(314)	—	—	$53	$1,100
Master Small Cap Index Series	$73,491	$53,348	[1]	—	$126,839	$126,839	$1,264	$5,280
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,446,348	$6,091,378	—	$7,537,726

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $66,025 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	129

Schedule of Investments (September 30, 2013 Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 38.1%
ACWI ex-US Index Master Portfolio	$29,863,580	$29,863,580
iShares Cohen & Steers REIT ETF (b)	3,384	260,162
iShares Core MSCI Total International Stock ETF (b)	55,571	3,061,962
iShares International Developed Real Estate ETF	11,495	384,738
iShares MSCI EAFE Small-Cap ETF	67,203	3,258,001
Master Small Cap Index Series	$13,945,568	13,945,568
Russell 1000 Index Master Portfolio	$64,224,648	64,224,648

		114,998,659
Fixed Income Funds — 61.7%
Bond Index Master Portfolio	$159,379,238	159,379,238
iShares TIPS Bond ETF	240,942	27,125,250

		186,504,488
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	529,115	529,115
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	7,953	7,953

		537,068
Total Affiliated Investment Companies (Cost — $282,454,096*) — 100.0%		302,040,215
Liabilities in Excess of Other Assets — (0.0)%		(41,832)

Net Assets — 100.0%		$301,998,383

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$282,462,457

Gross unrealized appreciation	$22,174,721
Gross unrealized depreciation	(2,596,963)

Net unrealized appreciation	$19,577,758

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$22,294,444	$7,569,136	[1]	—	$29,863,580	$29,863,580	$724,104	$(37,371)
BlackRock Cash Funds:
Institutional, SL Agency Shares	1,669,412	—		(1,140,297)[2]	529,115	$529,115	$6,270	—
BlackRock Cash Funds:
Prime, SL Agency Shares	238,171	—		(230,218)[2]	7,953	$7,953	$1,165	—
Bond Index Master Portfolio	$105,813,216	$53,566,022	[1]	—	$159,379,238	$159,379,238	$1,800,294	$(777,160)
iShares Cohen & Steers REIT ETF	4,489	3,791		(4,896)	3,384	$260,162	$10,532	$(3,705)
iShares Core MSCI Total International Stock ETF	—	55,571		—	55,571	$3,061,962	$23,742	—

130	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	13,560	8,885		(10,950)	11,495	$384,738	$16,720	$31,990
iShares MSCI EAFE Small-Cap ETF	47,290	23,840		(3,927)	67,203	$3,258,001	$37,224	$21,588
iShares TIPS Bond ETF	148,963	110,469		(18,490)	240,942	$27,125,250	$215,053	$(48,389)
Master Small Cap Index Series	$8,712,697	$5,232,871	[1]	—	$13,945,568	$13,945,568	$138,955	$580,504
Russell 1000 Index Master Portfolio	$44,045,813	$20,178,835	[1]	—	$64,224,648	$64,224,648	$894,007	$1,101,910
[1] Represents net beneficial interest purchased. [2] Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$34,627,181	$267,413,034	—	$302,040,215

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $45,360 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	131

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 51.7%
ACWI ex-US Index Master Portfolio	$74,968,941	$74,968,941
iShares Cohen & Steers REIT ETF	103,701	7,972,533
iShares Core MSCI Total International Stock ETF (b)	94,221	5,191,577
iShares International Developed Real Estate ETF (b)	274,530	9,188,519
iShares MSCI EAFE Small-Cap ETF (b)	170,363	8,259,198
Master Small Cap Index Series	$21,761,813	21,761,813
Russell 1000 Index Master Portfolio	$162,473,356	162,473,356

		289,815,937
Fixed Income Funds — 48.0%
Bond Index Master Portfolio	$232,490,484	232,490,484
iShares TIPS Bond ETF	326,637	36,772,793

		269,263,277
Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	6,000,237	6,000,237
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	1,076,270	1,076,270

		7,076,507
Total Affiliated Investment Companies (Cost — $522,979,329*) —101.0%		566,155,721
Liabilities in Excess of Other Assets — (1.0)%		(5,338,928)

Net Assets — 100.0%		$560,816,793

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$522,983,229

Gross unrealized appreciation	$47,582,382
Gross unrealized depreciation	(4,409,890)

Net unrealized appreciation	$43,172,492

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$42,893,092	$32,075,849	[1]	—	$74,968,941	$74,968,941	$1,756,641	$(96,557)
BlackRock Cash Funds:
Institutional, SL Agency Shares	2,276,225	3,724,012	[1]	—	6,000,237	$6,000,237	$19,511	—
BlackRock Cash Funds:
Prime, SL Agency Shares	262,580	813,690	[1]	—	1,076,270	$1,076,270	$3,819	—
Bond Index Master Portfolio	$113,315,788	$119,174,696	[1]	—	$232,490,484	$232,490,484	$2,415,912	$(1,076,205)
iShares Cohen & Steers REIT ETF	53,789	52,972		(3,060)	103,701	$7,972,533	$172,868	$(10,023)
iShares Core MSCI Total International Stock ETF	—	94,221		—	94,221	$5,191,577	$20,074	—

132	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	161,704	117,609		(4,783)	274,530	$9,188,519	$254,829	$693
iShares MSCI EAFE Small-Cap ETF	95,698	77,232		(2,567)	170,363	$8,259,198	$93,105	$15,443
iShares TIPS Bond ETF	145,848	186,356		(5,567)	326,637	$36,772,793	$284,944	$(40,205)
Master Small Cap Index Series	$10,236,679	$11,525,134	[1]	—	$21,761,813	$21,761,813	$216,837	$905,866
Russell 1000 Index Master Portfolio	$88,699,522	$73,773,834	[1]	—	$162,473,356	$162,473,356	$2,201,810	$2,724,014
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$74,461,127	$491,694,594	—	$566,155,721

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $6,138,525 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	133

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 60.1%
ACWI ex-US Index Master Portfolio	$32,764,695	$32,764,695
iShares Cohen & Steers REIT ETF (b)	69,544	5,346,543
iShares Core MSCI Total International Stock ETF	122,062	6,725,616
iShares International Developed Real Estate ETF (b)	180,462	6,040,063
iShares MSCI EAFE Small-Cap ETF	83,639	4,054,819
Master Small Cap Index Series	$8,366,479	8,366,479
Russell 1000 Index Master Portfolio	$81,705,100	81,705,100

		145,003,315
Fixed Income Funds — 39.5%
Bond Index Master Portfolio	$82,847,055	82,847,055
iShares TIPS Bond ETF	112,064	12,616,165

		95,463,220
Short-Term Securities — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	3,964,125	3,964,125
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	638,387	638,387

		4,602,512
Total Affiliated Investment Companies (Cost — $224,892,706*) — 101.5%		245,069,047
Liabilities in Excess of Other Assets — (1.5)%		(3,624,747)

Net Assets — 100.0%		$241,444,300

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$224,894,460

Gross unrealized appreciation	$21,693,965
Gross unrealized depreciation	(1,519,378)

Net unrealized appreciation	$20,174,587

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$20,765,746	$11,998,949	[1]	—	$32,764,695	$32,764,695	$756,023	$(41,520)
BlackRock Cash Funds:
Institutional, SL Agency Shares	1,510,674	2,453,451	[1]	—	3,964,125	$3,964,125	$7,179	—
BlackRock Cash Funds:
Prime, SL Agency Shares	267,696	370,691	[1]	—	638,387	$638,387	$1,369	—
Bond Index Master Portfolio	$39,762,329	$43,084,726	[1]	—	$82,847,055	$82,847,055	$777,439	$(349,717)
iShares Cohen & Steers REIT ETF	33,031	37,587		(1,074)	69,544	$5,346,543	$104,209	$(3,699)
iShares Core MSCI Total International Stock ETF	—	122,062		—	122,062	$6,725,616	$23,761	—

134	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	99,285	83,689		(2,512)	180,462	$6,040,063	$152,558	$(1,235)
iShares MSCI EAFE Small-Cap ETF	45,918	38,909		(1,188)	83,639	$4,054,819	$40,594	$4,386
iShares TIPS Bond ETF	50,099	63,708		(1,743)	112,064	$12,616,165	$86,096	$(11,553)
Master Small Cap Index Series	$3,915,122	$4,451,357	[1]	—	$8,366,479	$8,366,479	$83,365	$348,267
Russell 1000 Index Master Portfolio	$43,964,878	$37,740,222	[1]	—	$81,705,100	$81,705,100	$1,003,829	$1,199,766
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$39,385,718	$205,683,329	—	$245,069,047

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $3,641,050 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	135

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 67.6%
ACWI ex-US Index Master Portfolio	$78,900,896	$78,900,896
iShares Cohen & Steers REIT ETF (b)	182,502	14,030,754
iShares Core MSCI Total International Stock ETF	125,612	6,921,221
iShares International Developed Real Estate ETF	463,593	15,516,458
iShares MSCI EAFE Small-Cap ETF (b)	186,331	9,033,327
Master Small Cap Index Series	$14,285,350	14,285,350
Russell 1000 Index Master Portfolio	$178,214,665	178,214,665

		316,902,671
Fixed Income Funds — 32.1%
Bond Index Master Portfolio	$131,987,199	131,987,199
iShares TIPS Bond ETF	166,419	18,735,451

		150,722,650
Short-Term Securities — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	8,453,527	8,453,527
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	1,690,423	1,690,423

		10,143,950
Total Affiliated Investment Companies (Cost — $433,262,440*) — 101.9%		477,769,271
Liabilities in Excess of Other Assets — (1.9)%		(8,754,343)

Net Assets — 100.0%		$469,014,928

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$433,279,881

Gross unrealized appreciation	$47,279,467
Gross unrealized depreciation	(2,790,077)

Net unrealized appreciation	$44,489,390

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$38,837,788	$40,063,108	[1]	—	$78,900,896	$78,900,896	$1,805,101	$(103,379)
BlackRock Cash Funds:
Institutional, SL Agency Shares	2,647,522	5,806,005	[1]	—	8,453,527	$8,453,527	$18,776	—
BlackRock Cash Funds:
Prime, SL Agency Shares	545,622	1,144,801	[1]	—	1,690,423	$1,690,423	$3,689	—
Bond Index Master Portfolio	$54,069,158	$77,918,041	[1]	—	$131,987,199	$131,987,199	$1,304,402	$(583,564)
iShares Cohen & Steers REIT ETF	72,621	110,388		(507)	182,502	$14,030,754	$284,053	$(4,301)
iShares Core MSCI Total International Stock ETF	—	125,612		—	125,612	$6,921,221	$28,619	—

136	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	212,626	252,327		(1,360)	463,593	$15,516,458	$409,679	$(4,787)
iShares MSCI EAFE Small-Cap ETF	84,848	102,039		(556)	186,331	$9,033,327	$96,213	$2,544
iShares TIPS Bond ETF	63,925	102,963		(469)	166,419	$18,735,451	$142,132	$(2,395)
Master Small Cap Index Series	$6,096,821	$8,188,529	[1]	—	$14,285,350	$14,285,350	$142,341	$594,648
Russell 1000 Index Master Portfolio	$82,627,626	$95,587,039	[1]	—	$178,214,665	$178,214,665	$2,319,329	$2,883,824
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$74,381,161	$403,388,110	—	$477,769,271

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $9,641,360 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	137

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 74.0%
ACWI ex-US Index Master Portfolio	$29,298,809	$29,298,809
iShares Cohen & Steers REIT ETF (b)	80,224	6,167,621
iShares Core MSCI Total International Stock ETF	102,955	5,672,821
iShares International Developed Real Estate ETF (b)	209,819	7,022,642
iShares MSCI EAFE Small-Cap ETF	73,135	3,545,585
Master Small Cap Index Series	$4,796,240	4,796,240
Russell 1000 Index Master Portfolio	$73,256,978	73,256,978

		129,760,696
Fixed Income Funds — 25.6%
Bond Index Master Portfolio	$39,714,080	39,714,080
iShares TIPS Bond ETF	45,057	5,072,517

		44,786,597
Short-Term Securities — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	2,257,162	2,257,162
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	454,860	454,860

		2,712,022
Total Affiliated Investment Companies (Cost — $159,426,889*) — 101.1%		177,259,315
Liabilities in Excess of Other Assets — (1.1)%		(2,015,093)

Net Assets — 100.0%		$175,244,222

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$159,440,311

Gross unrealized appreciation	$18,687,608
Gross unrealized depreciation	(868,604)

Net unrealized appreciation	$17,819,004

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$16,824,732	$12,474,077	[1]	—	$29,298,809	$29,298,809	$673,277	$(37,349)
BlackRock Cash Funds:
Institutional, SL Agency Shares	1,154,498	1,102,664	[1]	—	2,257,162	$2,257,162	$4,589	—
BlackRock Cash Funds:
Prime, SL Agency Shares	255,760	199,100	[1]	—	454,860	$454,860	$856	—
Bond Index Master Portfolio	$17,070,724	$22,643,356	[1]	—	$39,714,080	$39,714,080	$370,611	$(165,925)
iShares Cohen & Steers REIT ETF	34,614	46,391		(781)	80,224	$6,167,621	$119,480	$(2,887)
iShares Core MSCI Total International Stock ETF	—	102,955		—	102,955	$5,672,821	$22,641	—

138	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	101,338	110,549		(2,068)	209,819	$7,022,642	$175,078	$(1,635)
iShares MSCI EAFE Small-Cap ETF	36,174	37,601		(640)	73,135	$3,545,585	$36,743	$4,161
iShares TIPS Bond ETF	17,877	27,555		(375)	45,057	$5,072,517	$34,739	$(2,079)
Master Small Cap Index Series	$2,152,436	$2,643,804	[1]	—	$4,796,240	$4,796,240	$47,790	$199,650
Russell 1000 Index Master Portfolio	$35,937,620	$37,319,358	[1]	—	$73,256,978	$73,256,978	$912,621	$1,097,505
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$30,193,207	$147,066,108	—	$177,259,315

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $2,594,300 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	139

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 80.1%
ACWI ex-US Index Master Portfolio	$54,018,852	$54,018,852
iShares Cohen & Steers REIT ETF (b)	149,757	11,513,318
iShares Core MSCI Total International Stock ETF	111,505	6,143,925
iShares International Developed Real Estate ETF	387,649	12,974,612
iShares MSCI EAFE Small-Cap ETF	127,312	6,172,086
Master Small Cap Index Series	$6,804,237	6,804,237
Russell 1000 Index Master Portfolio	$126,614,399	126,614,399

		224,241,429
Fixed Income Funds — 19.5%
Bond Index Master Portfolio	$49,701,899	49,701,899
iShares TIPS Bond ETF	43,108	4,853,099

		54,554,998
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	1,903,882	1,903,882
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	282,957	282,957

		2,186,839
Total Affiliated Investment Companies (Cost — $251,290,787*) — 100.4%		280,983,266
Liabilities in Excess of Other Assets — (0.4)%		(1,153,345)

Net Assets — 100.0%		$279,829,921

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$251,314,293

Gross unrealized appreciation	$30,897,456
Gross unrealized depreciation	(1,228,483)

Net unrealized appreciation	$29,668,973

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$23,746,745	$30,272,107	[1]	—	$54,018,852	$54,018,852	$1,229,050	$(73,473)
BlackRock Cash Funds:
Institutional, SL Agency Shares	1,549,972	353,910	[1]	—	1,903,882	$1,903,882	$11,722	—
BlackRock Cash Funds:
Prime, SL Agency Shares	352,933	—		(69,976)[2]	282,957	$282,957	$2,306	—
Bond Index Master Portfolio	$17,074,832	$32,627,067	[1]	—	$49,701,899	$49,701,899	$465,763	$(210,658)
iShares Cohen & Steers REIT ETF	51,870	100,236		(2,349)	149,757	$11,513,318	$229,729	$(5,729)
iShares Core MSCI Total International Stock ETF	—	111,505		—	111,505	$6,143,925	$24,176	—

140	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	153,492	239,976		(5,819)	387,649	$12,974,612	$335,302	$(2,982)
iShares MSCI EAFE Small-Cap ETF	50,893	77,411		(992)	127,312	$6,172,086	$66,252	$5,741
iShares TIPS Bond ETF	13,522	29,913		(327)	43,108	$4,853,099	$35,128	$(2,771)
Master Small Cap Index Series	$2,607,129	$4,197,108	[1]	—	$6,804,237	$6,804,237	$67,798	$283,236
Russell 1000 Index Master Portfolio	$51,135,950	$75,478,449	[1]	—	$126,614,399	$126,614,399	$1,601,491	$1,991,096

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$43,843,880	$237,139,386	—	$280,983,266

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $1,613,850 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	141

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.7%
ACWI ex-US Index Master Portfolio	$15,089,359	$15,089,359
iShares Cohen & Steers REIT ETF (b)	48,868	3,756,972
iShares Core MSCI Total International Stock ETF	69,672	3,838,927
iShares International Developed Real Estate ETF	128,899	4,314,250
iShares MSCI EAFE Small-Cap ETF	39,186	1,899,737
Master Small Cap Index Series	$1,764,442	1,764,442
Russell 1000 Index Master Portfolio	$39,948,459	39,948,459

		70,612,146
Fixed Income Fund — 14.0%
Bond Index Master Portfolio	$11,533,245	11,533,245
Short-Term Securities — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	724,724	724,724
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	114,298	114,298

		839,022
Total Affiliated Investment Companies (Cost — $74,161,155*) — 100.7%		82,984,413
Liabilities in Excess of Other Assets — (0.7)%		(539,029)

Net Assets — 100.0%		$82,445,384

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$74,172,283

Gross unrealized appreciation	$9,058,890
Gross unrealized depreciation	(246,760)

Net unrealized appreciation	$8,812,130

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$7,793,079	$7,296,280	[1]	—	$15,089,359	$15,089,359	$344,695	$(20,464)
BlackRock Cash Funds:
Institutional, SL Agency Shares	998,543	—		(273,819)[2]	724,724	$724,724	$3,373	—
BlackRock Cash Funds:
Prime, SL Agency Shares	225,760	—		(111,462)[2]	114,298	$114,298	$659	—
Bond Index Master Portfolio	$3,838,900	$7,694,345	[1]	—	$11,533,245	$11,533,245	$97,892	$(44,239)
iShares Cohen & Steers REIT ETF	18,719	32,171		(2,022)	48,868	$3,756,972	$71,909	$(9,315)
iShares Core MSCI Total International Stock ETF	—	69,672		—	69,672	$3,838,927	$13,519	—

142	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	53,482	78,244		(2,827)	128,899	$4,314,250	$104,955	$(1,398)
iShares MSCI EAFE Small-Cap ETF	16,457	23,144		(415)	39,186	$1,899,737	$19,013	$2,639
Master Small Cap Index Series	$715,705	$1,048,737	[1]	—	$1,764,442	$1,764,442	$17,581	$73,447
Russell 1000 Index Master Portfolio	$16,907,725	$23,040,734	[1]	—	$39,948,459	$39,948,459	$476,067	$569,628

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,648,908	$68,335,505	—	$82,984,413

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $651,900 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	143

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 91.0%
ACWI ex-US Index Master Portfolio	$15,314,372	$15,314,372
iShares Cohen & Steers REIT ETF (b)	54,032	4,153,980
iShares Core MSCI Total International Stock ETF	83,492	4,600,409
iShares International Developed Real Estate ETF	144,179	4,825,671
iShares MSCI EAFE Small-Cap ETF	41,218	1,998,249
Master Small Cap Index Series	$1,527,837	1,527,837
Russell 1000 Index Master Portfolio	$42,135,458	42,135,458

		74,555,976
Fixed Income Fund — 8.7%
Bond Index Master Portfolio	$7,133,669	7,133,669
Short-Term Securities — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	1,540,512	1,540,512
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	285,566	285,566

		1,826,078
Total Affiliated Investment Companies (Cost — $75,161,339*) — 101.9%		83,515,723
Liabilities in Excess of Other Assets — (1.9)%		(1,579,512)

Net Assets — 100.0%		$81,936,211

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$75,170,234

Gross unrealized appreciation	$8,583,049
Gross unrealized depreciation	(237,560)

Net unrealized appreciation	$8,345,489

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$6,419,258	$8,895,114	[1]	—	$15,314,372	$15,314,372	$342,540		$(21,688)
BlackRock Cash Funds: Institutional, SL Agency Shares	779,019	761,493	[1]	—	1,540,512	$1,540,512	$2,770	—
BlackRock Cash Funds: Prime, SL Agency Shares	199,493	86,073	[1]	—	285,566	$285,566	$526	—
Bond Index Master Portfolio	$1,679,463	$5,454,206	[1]	—	$7,133,669	$7,133,669	$53,342		$(25,106)
iShares Cohen & Steers REIT ETF	15,578	39,343		(889)	54,032	$4,153,980	$76,476		$(4,663)
iShares Core MSCI Total International Stock ETF	—	83,492		—	83,492	$4,600,409	$18,610	—

144	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	46,871	99,666		(2,358)	144,179	$4,825,671	$112,745	$(3,288)
iShares MSCI EAFE Small-Cap ETF	13,638	28,300		(720)	41,218	$1,998,249	$19,685	$2,036
Master Small Cap Index Series	$519,112	$1,008,725	[1]	—	$1,527,837	$1,527,837	$15,224	$63,598
Russell 1000 Index Master Portfolio	$14,070,835	$28,064,623	[1]	—	$42,135,458	$42,135,458	$471,207	$566,457
[1] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$17,404,387	$66,111,336	—	$83,515,723

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $1,628,730 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	145

Schedule of Investments September 30, 2013 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 96.1%
ACWI ex-US Index Master Portfolio	$3,216,356	$3,216,356
iShares Cohen & Steers REIT ETF	13,230	1,017,122
iShares Core MSCI Total International Stock ETF (b)	25,775	1,420,203
iShares International Developed Real Estate ETF	36,285	1,214,459
iShares MSCI EAFE Small-Cap ETF	9,246	448,246
Master Small Cap Index Series	$329,831	329,831
Russell 1000 Index Master Portfolio	$9,667,898	9,667,898

		17,314,115
Fixed Income Fund — 3.5%
Bond Index Master Portfolio	$635,779	$635,779
Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	93,075	93,075
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	9,950	9,950

		103,025
Total Affiliated Investment Companies (Cost — $15,531,153*) — 100.2%		18,052,919
Liabilities in Excess of Other Assets — (0.2)%		(40,208)

Net Assets — 100.0%		$18,012,711

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,534,953

Gross unrealized appreciation	$2,570,966
Gross unrealized depreciation	(53,000)

Net unrealized appreciation	$2,517,966

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Index Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	$1,274,171	$1,942,185	[1]	—	$3,216,356	$3,216,356	$72,117	$(4,493)
BlackRock Cash Funds: Institutional, SL Agency Shares	65,649	27,426	[1]	—	93,075	$93,075	$1,128	—
BlackRock Cash Funds: Prime, SL Agency Shares	15,346	—		(5,396)[2]	9,950	$9,950	$224	—
Bond Index Master Portfolio	$62,439	$573,340	[1]	—	$635,779	$635,779	$3,341	$(1,578)
iShares Cohen & Steers REIT ETF	3,345	10,689		(804)	13,230	$1,017,122	$17,555	$(1,248)
iShares Core MSCI Total International Stock ETF	—	25,775		—	25,775	$1,420,203	$2,251	—

146	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Shares/Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares International Developed Real Estate ETF	9,792	27,246		(753)	36,285	$ 1,214,459	$ 25,993		$(2,230)
iShares MSCI EAFE Small-Cap ETF	2,800	6,615		(169)	9,246	$448,246	$3,925		$(237)
Master Small Cap Index Series	$98,795	$231,036	[1]	—	$329,831	$329,831	$3,286	$13,730
Russell 1000 Index Master Portfolio	$2,784,118	$6,883,780	[1]	—	$9,667,898	$9,667,898	$102,546	$119,296
[1] Represents net shares/beneficial interest purchased. [2] Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,203,055	$13,849,864	—	$18,052,919

Certain of the LifePath Index Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $56,750 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	147

Schedule of Investments September 30, 2013 (Unaudited)	Government Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.06%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $1,000,002, collateralized by a US Treasury Note, 0.88% due 4/30/17, par and fair values of $1,017,600 and $1,020,030, respectively)	$1,000	$1,000,000
Total Value of Barclays Capital, Inc. (collateral value of $1,020,030)		1,000,000
BNP Paribas Securities Corp., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $804,001, collateralized by a US Treasury obligation, 2.75%, due 2/15/19, par and fair value of $768,600 and $820,120, respectively)	804	804,000
Total Value of BNP Paribas Securities Corp. (collateral value of $820,120)		804,000
Citigroup Global Markets, Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $1,500,002, collateralized by a US Treasury obligation, 1.38%, due 9/30/18, par and fair value of $1,532,000 and $1,530,085, respectively)	1,500	1,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,530,085)		1,500,000
Deutsche Bank AG, 0.15%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $1,000,004, collateralized by a US Treasury obligation, 0.88%, due 9/15/16, par and fair value of $1,012,500 and $1,020,066, respectively)	1,000	1,000,000
Total Value of Deutsche Bank AG (collateral value of $1,020,066)		1,000,000
Goldman Sachs & Co., 0.07%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $1,000,002, collateralized by various US government sponsored agency obligations, 2.43% to 4.50%, due 10/01/41 to 1/01/42, par and fair value of $1,476,532 and $1,030,001, respectively)	1,000	1,000,000
Total Value of Goldman Sachs & Co. (collateral value of $1,030,001)		1,000,000
HSBC Securities (USA), Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $1,574,002, collateralized by a US Treasury obligation, 3.63%, due 2/15/21, par and fair value of $1,450,000 and $1,610,299, respectively)	1,574	1,574,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $1,610,299)		1,574,000
Morgan Stanley & Co. LLC, 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $1,000,001, collateralized by various US Treasury obligations, 0.25% to 2.63%, due 9/15/15 to 11/15/20, par and fair value of $987,200 and $1,020,073 respectively)	1,000	1,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $1,020,073)		1,000,000
Total Investments (Cost — $7,878,000*) — 100.3%		7,878,000
Liabilities in Excess of Other Assets — (0.3)%		(23,532)

Net Assets — 100.0%		$7,854,468

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

148	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	Government Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$7,878,000	—	$7,878,000
[1] See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of September 30, 2013, cash of $105 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	149

Schedule of Investments September 30, 2013 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.0%
National Australia Bank Ltd., London, 0.28%, 10/21/13 (a)	$425,000	$425,000,000
Yankee (b) — 38.7%
Bank of Montreal, Chicago:
0.07%, 10/01/13	150,000	150,000,000
0.08%, 10/04/13	500,000	500,000,000
0.30%, 11/15/13	310,000	309,997,707
0.25%, 9/05/14	250,000	250,000,000
Bank of Nova Scotia, Houston:
0.27%, 12/11/13	200,000	200,000,000
0.26%, 6/03/14	200,000	200,000,000
0.25%, 6/18/14	250,000	249,990,955
0.28%, 8/08/14 (a)	185,000	185,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.11%, 10/03/13	382,000	382,000,000
0.26%, 1/10/14	200,000	200,000,000
BNP Paribas SA, New York:
0.08%, 10/01/13	200,000	200,000,000
0.38%, 10/21/13 (a)	250,000	250,000,000
0.39%, 11/15/13	197,000	197,000,000
0.34%, 2/03/14 (a)	200,000	200,000,000
0.35%, 3/06/14	196,650	196,650,000
Canadian Imperial Bank of Commerce, New York:
0.27%, 2/04/13	250,000	250,000,000
0.27%, 3/03/14	300,000	300,000,000
0.30%, 3/03/14	553,015	553,015,000
Credit Agricole Corp., New York:
0.09%, 10/03/13	297,000	297,000,000
0.10%, 10/03/13	298,000	298,000,000
Credit Industriel et Commercial, New York:
0.13%, 10/03/13	311,000	311,000,000
0.30%, 11/08/13	280,000	280,000,000
0.29%, 11/18/13	300,000	300,000,000
Credit Suisse, New York:
0.29%, 10/10/13	400,000	400,000,000
0.26%, 3/18/14	202,000	202,000,000
Deutsche Bank AG, New York, 0.28%, 2/26/14	270,000	270,000,000
DNB Bank ASA, New York, 0.25%, 2/25/14	200,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp. New York:
0.26%, 1/03/14	250,000	250,000,000
0.26%, 3/12/14	450,000	450,000,000
Mizuho Bank Ltd., New York:
0.09%, 10/07/13	75,000	75,000,000
0.22%, 12/06/13	375,000	375,000,000
National Australia Bank Ltd., New York:
0.27%, 8/08/14	150,000	150,000,000
0.26%, 8/13/14	190,000	190,000,000
Natixis, New York:
0.30%, 11/01/13	121,750	121,750,430
0.32%, 11/01/13	350,000	350,000,000
0.30%, 9/08/14	206,200	206,180,785
Nordea Bank Finland PLC, New York:
0.25%, 1/06/14	280,000	280,000,000
0.25%, 1/07/14	175,000	175,000,000
0.25%, 1/17/14	35,000	35,000,000
Norinchukin Bank, New York:
0.11%, 10/02/13	431,250	431,250,000
0.11%, 10/03/13	500,000	500,000,000
Oversea Chinese Banking Corp. Ltd., New York, 0.24%, 3/04/14	100,000	99,999,989
Rabobank Nederland, New York:
0.29%, 8/28/14 (a)	329,000	329,000,000
0.30%, 3/14/14	510,000	510,000,000
0.31%, 3/12/14 (a)	124,500	124,500,000
Royal Bank of Canada, New York:
0.23%, 1/15/14	150,000	150,000,000
0.28%, 3/19/14	55,000	55,010,246
0.26%, 3/27/14	175,000	175,000,000
0.26%, 4/08/14	405,000	405,000,000
Societe Generale, New York:
0.29%, 10/31/13	280,000	280,000,000
0.35%, 9/19/14	225,000	225,000,000
Sumitomo Mitsui Banking Corp., New York:
0.23%, 11/07/13	250,000	250,000,000
0.26%, 3/03/14	400,000	400,000,000
0.26%, 3/10/14	400,000	400,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, 0.28%, 1/03/14	200,000	200,000,000
Svenska Handelsbanken, New York, 0.26%, 1/13/14	250,000	250,003,606
Toronto-Dominion Bank, New York:
0.27%, 10/22/13	560,000	560,000,000
0.23%, 12/20/13	200,000	200,000,000
0.32%, 4/02/14	190,000	190,000,000
UBS AG, Stamford, 0.28%, 4/30/14	358,000	358,000,000
Wells Fargo Bank NA, 0.18%, 3/12/14 (a)	150,000	150,000,000
Westpac Banking Corp., New York:
0.29%, 4/14/14	277,000	277,000,000
0.28%, 4/28/14	300,000	300,000,000

		16,809,348,718
Total Certificates of Deposit — 39.7%		17,234,348,718

150	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Australia & New Zealand Banking Group Ltd.:
0.34%, 1/17/14	$200,000	$200,000,000
0.29%, 2/25/14	137,000	137,000,000
0.36%, 5/02/14 (a)	300,000	300,000,000
0.26%, 8/15/14	145,000	145,000,000
London, 0.29%, 6/04/14 (c)	200,000	199,603,667
Bank of Nova Scotia, 0.27%, 4/04/14 (c)	50,000	49,931,910
Bedford Row Funding Corp. (c):
0.30%, 3/17/14	17,500	17,475,646
0.30%, 3/19/14	77,000	76,891,558
0.30%, 3/24/14	50,000	49,927,500
BPCE, 0.30%, 12/02/13 (c)	400,000	399,796,778
Charta LLC (c):
0.25%, 12/04/13	50,000	49,977,778
0.25%, 12/05/13	40,000	39,981,944
Ciesco LLC (c):
0.28%, 11/18/13	100,000	99,962,667
0.28%, 12/09/13	125,320	125,252,745
Collateralized Commercial Paper Co. LLC (c):
0.26%, 1/27/14	200,000	199,829,556
0.30%, 2/03/14	150,000	149,843,750
0.30%, 2/05/14	200,000	199,788,333
0.30%, 3/06/14	200,000	199,740,001
Commonwealth Bank of Australia:
0.31%, 11/14/13	145,000	144,998,228
0.31%, 11/27/13	75,000	75,000,000
0.29%, 3/28/14	200,000	200,000,000
0.29%, 4/04/14	250,000	250,000,000
0.26%, 9/11/14	300,000	300,000,000
0.25%, 9/19/14	197,000	197,000,000
0.25%, 9/22/14	100,000	100,000,000
CPPIB Capital, Inc. (c):
0.30%, 1/16/14	85,000	84,924,208
0.30%, 1/17/14	180,000	179,838,000
DBS Bank Ltd. (c):
0.27%, 10/02/13	72,500	72,499,456
0.25%, 2/10/14	120,300	120,189,725
0.24%, 3/05/14	92,800	92,706,104
DNB Bank ASA (c):
0.26%, 1/27/14	300,000	299,744,334
0.25%, 1/28/14	100,000	99,917,361
0.24%, 3/06/14	124,175	124,048,548
0.24%, 3/13/14	89,131	89,034,144
Erste Abwicklungsanstalt (c):
0.25%, 10/02/13	100,000	99,999,306
0.26%, 12/02/13	100,000	99,956,083
Govco LLC (c):
0.28%, 11/14/13	100,000	99,965,778
0.28%, 11/18/13	125,000	124,953,333
0.27%, 11/19/13	150,000	149,944,875
0.27%, 11/25/13	65,000	64,973,188
0.27%, 11/26/13	100,000	99,958,000
0.27%, 12/11/13	48,000	47,974,440
HSBC Bank PLC:
0.32%, 5/02/14	175,000	175,000,000
0.32%, 5/07/14	100,000	100,000,000
0.28%, 6/20/14 (d)	232,500	232,500,000
0.31%, 8/06/14	30,000	30,000,000
0.28%, 9/10/14	66,000	66,000,000
0.28%, 9/19/14 (d)	194,000	194,000,000
ING (US) Funding LLC (c):
0.24%, 12/02/13	100,000	99,958,667
0.24%, 12/05/13	200,000	199,913,333
0.29%, 1/16/14	26,640	26,617,038
0.29%, 2/11/14	200,000	199,785,722
0.29%, 2/13/14	181,250	181,052,891
Kells Funding LLC:
0.23%, 10/08/13	75,000	75,000,000
0.23%, 10/15/13	107,500	107,500,000
0.24%, 10/22/13 (c)	30,000	29,995,800
0.24%, 11/04/13	100,000	100,000,000
0.24%, 11/12/13	175,000	175,000,000
0.23%, 11/15/13 (d)	100,000	100,000,154
0.23%, 11/19/13 (d)	75,000	75,000,000
0.23%, 12/03/13	200,000	200,000,000
0.23%, 3/18/14	175,000	175,000,000
0.23%, 3/20/14 (c)	50,000	49,945,694
0.23%, 3/21/14 (c)	60,000	59,934,450
0.22%, 4/28/14	100,000	100,000,000
Nederlandse Waterschapsbank NV:
0.23%, 6/24/14 (d)	72,000	72,000,000
0.29%, 7/07/14	230,000	230,018,445
0.29%, 7/08/14	100,000	100,009,569
0.30%, 7/28/14	65,000	65,010,821
0.31%, 7/30/14	65,000	65,010,894
Nordea Bank AB (c):
0.25%, 1/07/14	200,000	199,863,889
0.26%, 2/03/14	150,000	149,867,187
0.25%, 2/05/14	90,000	89,920,625
Northern Pines Funding LLC (c):
0.34%, 11/14/13	250,000	249,896,111
0.40%, 12/31/13	165,000	164,833,167
0.26%, 3/06/14	200,000	199,774,666
NRW Bank, 0.08%, 10/04/13 (c)	220,000	219,998,625
Old Line Funding LLC, 0.24%, 3/24/14	150,000	150,000,000
Skandinaviska Enskilda Banken AB, 0.19%, 10/04/13 (c)	5,000	4,999,921

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013	151

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Svenska Handelsbanken, Inc. (c):
0.25%, 2/03/14	$110,000	$109,904,514
0.25%, 2/07/14	100,000	99,910,417
0.25%, 2/12/14	100,000	99,906,944
Toyota Credit Canada, Inc., 0.29%, 1/3/14 (c)	50,000	49,962,139
Toyota Motor Credit Corp. (c):
0.27%, 10/31/13	142,225	142,192,999
0.28%, 12/30/13	130,000	129,909,000
Westpac Banking Corp., New York:
0.33%, 1/24/14	330,000	330,000,000
0.30%, 7/09/14	273,245	273,245,000
Westpac Securities NZ, Ltd. London, 0.34%, 1/30/14	61,500	61,499,761
Total Commercial Paper — 28.1%		11,867,567,387

Corporate Bonds
Bank of Montreal, Chicago, 0.33%, 1/10/14 (a)	210,000	210,000,000
Bank of Nova Scotia, Houston, 0.32%, 1/02/14 (a)	175,000	175,000,000
Commonwealth Bank of Australia, 0.98%, 3/17/14 (d)	218,224	218,957,616
KFW, 0.21%, 2/28/14 (a)	90,000	89,980,977
National Bank of Canada, 0.30%, 12/09/13 (a)	244,900	244,900,000
Nordrhein-Westfallen Land of MTN, 0.56%, 10/30/13 (a)	80,000	80,019,176
Rabobank Nederland NV MTN, 0.62%, 4/14/14	51,920	52,019,690
Svenska Handelsbanken AB, 0.27%, 5/13/16 (a)(d)	295,800	295,800,000
Total Corporate Bonds — 64.3%		1,366,677,459

Time Deposits
Barclays Bank PLC, 0.05%, 10/01/13	160,000	160,000,000
Natixis, 0.05%, 10/01/13	551,000	551,000,000
Skandinaviska Enskilda Bankem, New York, 0.06%, 10/01/13	1,900,000	1,900,000,000

Total Time Deposits — 6.2%		2,611,000,000

US Government Sponsored Agency Securities
Fannie Mae (a):
0.15%, 11/08/13	170,000	169,994,636
0.16%, 6/20/14	125,000	124,982,149
0.16%, 9/11/14	110,000	110,037,368
0.15%, 2/27/15	59,600	59,578,895
0.30%, 2/04/16	50,000	50,104,502
Federal Farm Credit Bank (a):
0.13%, 3/07/13	40,000	39,998,411
0.14%, 5/23/14	50,000	49,995,284
0.11%, 9/16/14	50,000	49,997,604
0.16%, 10/20/14	95,000	94,979,768
0.18%, 10/08/15	185,725	185,734,784
Federal Home Loan Bank (a):
0.11%, 3/12/14	200,000	199,997,627
0.12%, 5/15/14 - 6/05/14	385,000	385,000,000
0.11%, 7/18/14	30,000	30,000,000
0.13%, 12/19/14	200,000	199,975,369
0.18%, 7/16/15	140,000	140,000,000
Federal Home Loan Bank Discount Notes, 0.08%, 11/08/13 (c)	1,000	999,916
Freddie Mac Discount Notes, 0.16%, 1/14/14 (c)	30,000	29,986,000

Total US Government Sponsored Agency Securities — 4.5%		1,921,362,313

US Treasury Obligations
US Treasury Notes:
0.25%, 11/30/13	782,000	782,158,503
0.75%, 12/15/13	410,000	410,546,603
1.00%, 1/15/14	150,000	150,388,836
0.25%, 1/31/14	1,309,000	1,309,531,659
1.25%, 2/15/14	379,000	380,596,952
0.25%, 2/28/14	462,000	462,227,611
0.25%, 3/31/14	200,000	200,105,953

Total US Treasury Obligations — 8.7%		3,695,556,117

Repurchase Agreements
Bank of New York Mellon, 0.01%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $200,000,056, collateralized by US Treasury obligations, 2.75%, due 2/15/19, par and fair value of $187,436,000 and $200,000,116, respectively)	200,000	200,000,000
Total value of Bank of New York Mellon (collateral value of $200,000,116)		200,000,000

152	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.11%, 10/01/13 (Purchased on 3/12/13 to be repurchased at $230,142,664, collateralized by various corporate debt obligations, 0.35% to 8.75%, due 10/25/13 to 6/27/44, par and fair value of $229,052,000 and $241,862,987, respectively) (e)	$230,000	$230,000,000
Total value of BNP Paribas Securities Corp. (collateral value of $241,862,987)		230,000,000
Citigroup Global Markets, Inc., 0.36%, 10/01/13 (Purchased on 1/17/13 to be repurchased at $95,244,150, collateralized by various corporate debt obligation and US Treasury obligations, 0.00% to 4.25%, due 12/17/13 to 9/30/17, par and fair value of $98,403,827 and $98,093,621, respectively)	95,000	95,000,000
Citigroup Global Markets, Inc., 0.50%, 10/30/13 (Purchased on 1/22/13 to be repurchased at $130,511,420, collateralized by various corporate debt obligation and US Treasury obligations, 0.37% to 6.00%, due 8/31/14 to 5/15/28, par and fair value of $133,603,387 and $135,774,160, respectively) (e)	130,000	130,000,000
Total value of Citigroup Global Markets, Inc. (collateral value of $233,867,781)		225,000,000
Credit Suisse Securities (USA) LLC, 0.42%, 11/18/13 (Purchased on 9/19/13 to be repurchased at $83,058,100, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 8.56%, due 6/15/18 to 12/25/59, par and fair value of $173,954,097 and $89,004,575, respectively)	83,000	83,000,000
Credit Suisse Securities (USA) LLC, 0.56%, 10/11/13 (Purchased on 9/30/13 to be repurchased at $150,025,667, collateralized by various corporate debt obligations, 0.00% to 6.00%, due 2/25/33 to 11/26/52, par and fair value of $1,888,461,162 and $172,501,651, respectively) (e)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.56%, 10/11/13 (Purchased on 9/30/13 to be repurchased at $250,042,778, collateralized by various corporate debt obligations, 0.00% to 6.61%, due 4/15/17 to 6/25/58, par and fair value of $2,524,499,412 and $287,501,196, respectively) (e)	250,000	250,000,000
Total value of Credit Suisse Securities (USA) LLC (collateral value of $549,007,422)		483,000,000
HSBC Securities (USA), Inc., 0.09%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $100,000,250, collateralized by various corporate debt obligations, 3.00% to 9.00%, due 6/18/14 to 10/02/23, par and fair value of $102,896,000 and $104,948,615, respectively)	100,000	100,000,000
Total value of HSBC Securities (USA), Inc. (collateral value of $104,948,615)		100,000,000
J.P. Morgan Securities LLC, 0.61%, 10/24/13 (Purchased on 9/25/13 to be repurchased at $500,762,500, collateralized by various corporate debt obligations, 0.00% to 7.54%, due 11/15/17 to 2/12/51, par and fair value of $4,696,556,850 and $616,484,621, respectively)	500,000	500,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013	153

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.44%, 10/01/13 (Purchased on 9/28/13 to be repurchased at $60,002,200, collateralized by various corporate debt obligations, 0.00% to 6.19%, due 1/15/30 to 7/25/47, par and fair value of $283,395,011 and $73,902,702, respectively)	$60,000	$60,000,000
J.P. Morgan Securities LLC, 0.35%, 12/25/13 (Purchased on 9/27/13 to be repurchased at $200,173,056 collateralized by various corporate debt obligations, 0.00% to 6.28%, due 3/15/17 to 12/15/50, par and fair value of $280,275,213 and $212,623,751, respectively) (e)	200,000	200,000,000
Total value of J.P. Morgan Securities LLC (collateral value of $903,011,074)		760,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 10/01/13 (Purchased on 8/16/13 to be repurchased at $100,020,444, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 6.75%, due 4/04/14 to 8/25/44, par and fair value of $1,945,614,961 and $106,884,869, respectively)	100,000	100,000,000
Total value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $106,884,869)		100,000,000
Morgan Stanley & Co. LLC, 0.09%, 11/01/13 (Purchased on 1/15/13 to be repurchased at $90,058,275, collateralized by various US government sponsored agency obligations, 0.00% to 6.78%, due 9/01/26 to 5/01/43, par and fair value of $208,498,392 and $92,700,000, respectively)	90,000	90,000,000
Total value of Morgan Stanley & Co. LLC (collateral value of $92,700,000)		90,000,000
RBC Securities, Inc., 0.08%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $196,000,436, collateralized by various corporate debt obligations, 0.00% to 10.25%, due 10/15/13 to 12/31/49, par and fair value of $201,959,538 and $205,800,001, respectively)	196,000	196,000,000
RBC Securities, Inc., 0.11%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $51,000,156, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 11.71%, due 10/08/13 to 7/01/57, par and fair value of $57,838,871 and $55,457,422, respectively)	51,000	51,000,000
Total value of RBC Securities, Inc. (collateral value of $261,257,423)		247,000,000
RBS Securities, Inc., 0.16%, 10/02/13 (Purchased on 10/01/13 to be repurchased at $120,000,533, collateralized by various US government sponsored agency obligations, 3.00% to 4.00%, due 10/01/28 to 10/01/43, par and fair value of $117,425,000 and $122,400,440, respectively)	120,000	120,000,000
RBS Securities, Inc., 0.24%, 10/02/13 (Purchased on 10/01/13 to be repurchased at $40,000,267, collateralized by various US government sponsored agency obligations, 1.50% to 4.50%, due 7/20/38 to 7/20/43, par and fair value of $66,741,475 and $40,800,228, respectively)	40,000	40,000,000
Total value of RBS Securities, Inc. (collateral value of $163,200,668)		160,000,000

154	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.40%, 11/04/13 (Purchased on 8/02/13 to be repurchased at $183,191,133, collateralized by various corporate debt obligations and US government sponsored agency obligations, 0.00% to 9.38%, due 10/01/13 to 5/10/63, par and fair value of $291,735,880 and $191,338,987, respectively)	$183,000	$183,000,000
Wells Fargo Securities LLC, 0.47%, 1/03/14 (Purchased on 9/24/13 to be repurchased at $93,137,651, collateralized by various corporate debt obligations, 0.49% to 8.50%, due 2/04/14 to 6/15/46, par and fair value of $94,069,832 and $96,447,392, respectively)	93,015	93,015,000
Wells Fargo Securities LLC, 0.16%, 10/01/13 (Purchased on 2/15/13 to be repurchased at $320,324,267, collateralized by various corporate debt obligations, 0.00% to 12.00%, due 10/01/13 to 5/10/63, par and fair value of $2,121,180,522 and $334,850,892, respectively)	320,000	320,000,000
Total value of Wells Fargo Securities LLC (collateral value of $622,637,271)		$596,015,000
Total Repurchase Agreements — 7.5%		3,191,015,000
Total Investments (Cost — $41,887,526,994*) — 99.0%		$41,887,526,994
Other Assets Less Liabilities — 1.0%		434,105,866

Net Assets — 100.0%		$42,321,632,860

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013	155

Schedule of Investments (concluded)	Money Market Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$41,887,526,994	—	$41,887,526,994

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of September 30, 2013, cash of $4,334,267 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

156	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 2.2%
HSBC Bank PLC, 0.30%, 1/15/14	$90,000	$90,000,000
National Australia Bank Ltd., London:
0.25%, 3/07/14	50,000	50,000,000
0.28%, 10/21/13	175,000	175,000,000

		315,000,000
Yankee (a) — 34.6%
Bank of Montreal, Chicago:
0.07%, 10/01/13	250,000	250,000,000
0.25%, 9/05/14	50,000	50,000,000
0.30%, 11/15/13	122,000	121,999,097
Bank of Nova Scotia, Houston:
0.26%, 5/14/14	100,000	100,000,000
0.26%, 6/03/14	100,000	100,000,000
0.28%, 8/08/14 (b)	65,000	65,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.11%, 10/03/13	125,000	125,000,000
BNP Paribas SA, New York, 0.11%, 10/03/13	250,000	250,000,000
Canadian Imperial Bank of Commerce:
0.27%, 2/04/14	100,000	100,000,000
0.30%, 3/04/14	162,470	162,470,000
0.28%, 3/21/14	100,000	100,000,000
Credit Agricole Corp., New York:
0.09%, 10/03/13	97,000	97,000,000
0.10%, 10/03/13	98,000	98,000,000
Credit Industriel et Commercial, New York:
0.13%, 10/03/13	102,000	102,000,000
0.30%, 11/08/13	110,000	110,000,000
Mitsubishi UFJ Trust & Banking Corp.:
0.26%, 1/03/14	50,000	50,000,000
0.26%, 1/06/14	100,000	100,000,000
0.26%, 3/12/14	100,000	100,000,000
Mizuho Bank Ltd., New York, 0.09%, 10/07/13	75,000	75,000,000
National Australia Bank Ltd., New York, 0.27%, 8/08/14	50,000	50,000,000
Natixis, New York:
0.30%, 11/01/13	125,000	125,000,000
0.30%, 9/08/14	70,000	69,993,477
Nordea Bank Finland PLC, New York:
0.25%, 1/07/14	125,000	125,000,000
0.25%, 2/03/14	47,600	47,599,999
Norinchukin Bank, New York:
0.11%, 10/02/13	200,000	200,000,000
0.11%, 10/03/13	250,000	250,000,000
Oversea Chinese Banking Corp. Ltd., 0.24%, 3/04/14	100,000	99,999,990
Rabobank Nederland, New York:
0.41%, 1/08/14	15,000	15,000,000
0.25%, 1/27/14	91,000	91,000,000
0.30%, 3/14/14	175,000	175,000,000
0.30%, 7/23/14	75,000	75,000,000
Societe Generale, New York:
0.29%, 10/31/13	85,000	85,000,000
0.35%, 9/19/14	75,000	75,000,000
Sumitomo Mitsui Banking Corp., New York:
0.10%, 10/07/13	250,000	250,000,000
0.24%, 11/12/13	100,000	100,000,000
0.22%, 12/09/13	100,000	100,000,000
0.26%, 3/21/14	100,000	100,000,000
Svenska Handelsbanken, New York:
0.25%, 1/10/14	100,000	100,001,401
0.26%, 1/13/14	50,000	50,000,721
Toronto-Dominion Bank, New York:
0.27%, 10/21/13	125,000	125,000,000
0.23%, 1/21/14	75,000	75,000,000
0.32%, 4/02/14	60,000	60,000,000
UBS AG, Stamford, 0.28%, 4/30/14	123,000	123,000,000
Wells Fargo Bank NA:
0.18%, 3/12/14	50,000	50,000,000
0.22%, 2/10/14	71,265	71,265,000
Westpac Banking Corp., New York:
0.25%, 9/26/14	100,000	100,000,000
0.28%, 4/15/14	50,000	50,013,627

		4,994,343,312
Total Certificates of Deposit — 36.8%		5,309,343,312

Commercial Paper
Antalis US Funding Corp., 0.34%, 11/08/13 (c)	51,800	51,781,410
Australia and New Zealand Banking Group Ltd.:
0.34%, 1/17/14	100,000	100,000,000
0.29%, 2/25/14	75,000	75,000,000
London, 0.29%, 6/04/14 (c)	100,000	99,801,833
Bedford Row Funding Corp. (c):
0.30%, 1/31/14	75,000	74,923,750
0.30%, 2/10/14	95,000	94,895,500
0.30%, 2/18/14	85,000	84,900,833
0.30%, 3/24/14	50,000	49,927,500
BNZ International Funding Ltd., 0.24%, 2/21/14 (c)	57,500	57,445,183

PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013	157

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Caisse Centrale Desjardins du Quebec (c):
0.14%, 10/21/13	$20,000	$19,998,444
0.22%, 11/18/13	100,000	99,970,667
0.23%, 12/18/13	70,000	69,965,117
0.23%, 3/14/14	50,000	49,947,611
Chariot Funding LLC, 0.24%, 2/27/14 (c)	50,000	49,950,333
Commonwealth Bank of Australia:
0.31%, 11/15/13 (d)	100,000	100,000,000
0.31%, 11/27/13	25,000	25,000,000
0.26%, 5/15/14	140,000	140,012,781
DBS Bank Ltd.:
0.25%, 2/10/14 (c)	50,000	49,954,167
0.29%, 4/09/14	74,900	74,911,892
Erste Abwicklungsanstalt, 0.19%, 10/23/13 (c)	93,750	93,739,306
HSBC Bank PLC:
0.31%, 8/06/14	70,000	70,000,000
0.28%, 9/19/14 (d)	50,000	50,000,000
Jupiter Securitization Co. LLC, 0.24%, 2/10/14 (c)	50,000	49,956,000
Kells Funding LLC:
0.26%, 1/06/14 (c)	100,000	99,931,292
0.25%, 2/04/14 (c)	60,000	59,947,500
0.23%, 3/20/14 (c)	50,000	49,945,694
0.23%, 3/21/14 (c)	20,000	19,978,150
0.23%, 6/04/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp. (c):
0.22%, 11/13/13	50,000	49,986,861
0.21%, 11/21/13	50,000	49,985,125
Mont Blanc Capital Corp. (c):
0.24%, 1/06/14	38,954	38,928,810
0.24%, 1/09/14	94,022	93,959,319
0.24%, 1/21/14	45,876	45,841,746
Nederlandse Waterschapsbank NV:
0.30%, 6/02/14	125,000	125,012,653
0.30%, 7/28/14	21,000	21,003,496
0.31%, 7/30/14	21,000	21,003,519
Nieuw Amsterdam Receivables Corp., 0.20%, 1/08/14 (c)	125,000	124,931,250
Nordea Bank AB (c):
0.26%, 1/10/14	70,000	69,949,921
0.25%, 1/17/14	50,000	49,962,500
0.25%, 2/05/14	59,750	59,697,304
NRW Bank, 0.08%, 10/04/13 (c)	150,000	149,999,063
Old Line Funding LLC (c):
0.24%, 3/04/14	70,000	69,928,133
0.24%, 3/20/14	56,568	56,503,890
Oversea Chinese Banking Corp. Ltd. (c):
0.24%, 2/19/14	88,330	88,246,970
0.24%, 2/27/14	50,000	49,950,333
Sheffield Receivable Corp. (c):
0.24%, 1/14/14	100,000	99,930,000
0.24%, 1/15/14	60,000	59,957,600
0.24%, 1/16/14	40,000	39,971,467
0.24%, 1/17/14	75,000	74,946,000
0.24%, 1/24/14	50,000	49,961,667
Starbird Funding Corp. (c):
0.24%, 12/03/13	50,000	49,979,000
0.29%, 2/21/14	50,000	49,942,403
Sumitomo Mitsui Banking Corp., 0.21%, 12/02/13 (c)	60,000	59,978,300
Svenska Handelsbanken, Inc. (c):
0.25%, 2/03/14	50,000	49,956,597
0.25%, 2/12/14	50,000	49,953,472
Thunder Bay Funding LLC (c):
0.24%, 3/04/14	40,000	39,958,933
0.24%, 3/20/14	20,044	20,021,283
Toronto-Dominion Holding USA, Inc., 0.12%, 10/23/13 (c)	45,000	44,996,700
Toyota Credit Canada, Inc., 0.28%, 10/31/13 (c)	48,000	47,988,800
Versailles Com Paper LLC (c):
0.24%, 11/06/13	60,000	59,985,600
0.24%, 11/12/13	134,000	133,962,480
0.24%, 11/18/13	50,000	49,984,000
0.24%, 12/05/13	37,700	37,683,663
Victory Receivables Corp. (c):
0.11%, 10/03/13	35,000	34,999,786
0.14%, 10/23/13	22,583	22,581,068
0.14%, 10/24/13	43,014	43,010,153
Westpac Banking Corp. :
0.35%, 1/13/14	25,000	25,000,000
0.33%, 1/24/14	70,000	70,000,000
Total Commercial Paper — 29.9%		4,316,524,828

Corporate Notes
Bank of Montreal, Chicago, 0.33%, 1/10/14 (b)	80,000	80,000,000
Commonwealth Bank of Australia (d):
0.98%, 3/17/14 (b)	100,000	100,338,358
2.13%, 3/17/14	18,000	18,152,048
KFW, 0.45%, 1/17/14 (b)	24,997	25,013,481
Kommunalbanken, 0.38%, 3/10/14 (b)(d)	25,000	25,013,852
National Australia Bank Ltd. (d):
0.99%, 4/11/14 (b)	28,900	29,007,927
2.25%, 4/11/14	12,300	12,426,831
Nederlandse Waterschapsbank NV, 1.38%, 5/16/14	30,000	30,212,740
Nordrhein-Westfallen Land of MTN, 0.56%, 10/30/13	100,000	100,023,970

158	PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value
Province of Quebec Canada, 4.88%, 5/05/14	$24,379	$25,043,474
Svenska Handelsbanken AB, 0.27%, 10/15/13 (b)(d)	108,200	108,200,000
Westpac Banking Corp., 1.52%, 10/30/13 (b)(d)	60,000	60,256,834
Total Corporate Notes — 4.3%		613,689,515

Time Deposits
Barclays Bank PLC, 0.05%, 10/01/13	100,000	100,000,000
Natixis, New York, 0.05%, 10/01/13	500,000	500,000,000
Skandinaviska Enskilda Banken AB, 0.06%, 10/01/13	600,000	600,000,000
Societe Generale SA, 0.01%, 10/01/13	258,000	258,000,000
Total Time Deposits — 10.1%		1,458,000,000

US Government Sponsored Agency Securities
Federal Home Loan Bank (b):
0.16%, 11/08/13	61,965	61,970,105
0.11%, 1/15/14	100,000	100,000,000
0.10%, 1/16/14	100,000	99,998,255
0.09%, 2/14/14	23,500	23,498,327
0.11%, 2/18/14	123,300	123,299,226
0.11%, 3/12/14	250,000	249,997,033
0.12%, 4/25/14	25,000	25,000,776
0.11%, 7/10/14	100,000	100,000,000
0.11%, 7/18/14	70,000	70,000,000
Total US Government Sponsored Agency Securities — 5.9%		853,763,722

US Treasury Obligations
US Treasury Notes:
0.50%, 10/15/13	125,000	125,017,090
0.25%, 11/30/13	90,000	90,021,356
0.25%, 1/31/14	250,000	250,109,209
0.25%, 2/28/14	100,000	100,045,255
Total US Treasury Obligations — 3.9%		565,192,910

Repurchase Agreements
Bank of New York Mellon, 0.01%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $100,000,028, collateralized by US Treasury obligations, 2.75%, due 2/15/19, par and fair value of $93,718,000 and $100,000,058, respectively)	100,000	100,000,000
Total value of Bank of New York Mellon (collateral value of $100,000,058)		100,000,000
BNP Paribas Securities Corp., 0.11%, 10/01/13 (Purchased on 1/24/13 to be repurchased at $120,091,667, collateralized by various corporate debt obligations, 0.00% to 8.75%, due 11/15/13 to 9/15/43, par and fair value of $115,448,533 and $126,003,000, respectively)	120,000	120,000,000
Total value of BNP Paribas Securities Corp. (collateral value of $126,003,000)		120,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 11/01/13 (Purchased on 8/01/13 to be repurchased at $102,091,233, collateralized by various US government sponsored agency obligations, 0.00% to 37.91%, due 5/25/21 to 8/15/43, par and fair value of $601,338,044 and $109,140,737, respectively)	102,000	102,000,000
Credit Suisse Securities (USA) LLC, 0.42%, 11/18/13 (Purchased on 9/19/13 to be repurchased at $30,021,000, collateralized by various corporate debt obligations, 0.00% to 6.09%, due 8/25/33 to 12/25/59, par and fair value of $41,377,399 and $32,100,751, respectively)	30,000	30,000,000
Credit Suisse Securities (USA) LLC, 0.56%, 10/11/13 (Purchased on 9/30/13 to be repurchased at $50,008,556, collateralized by various corporate debt obligations, 0.00% to 7.20%, due 11/07/13 to 2/15/51, par and fair value of $125,502,141 and $57,464,290, respectively)(e)	50,000	50,000,000

PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013	159

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Total value of Credit Suisse Securities (USA) LLC (collateral value of $198,705,778)		$182,000,000
J.P. Morgan Securities LLC, 0.61%, 12/24/13 (Purchased on 9/25/13 to be repurchased at $165,251,625, collateralized by various corporate debt obligations, 0.23% to 7.32%, due 7/15/19 to 12/12/49, par and fair value of $926,459,702 and $201,596,292, respectively)	$165,000	165,000,000
J.P. Morgan Securities LLC, 0.44%, 10/01/13 (Purchased on 9/26/13 to be repurchased at $30,001,833, collateralized by corporate debt obligations, 0.28%, due 12/25/31, par and fair value of $91,130,000 and $36,001,492, respectively)(e)	30,000	30,000,000
J.P. Morgan Securities LLC, 0.24%, 10/01/13 (Purchased on 9/26/13 to be repurchased at $50,001,667, collateralized by various corporate debt obligations, 0.00% to 7.42%, due 5/25/19 to 6/11/49, par and fair value of $108,349,572 and $53,502,901, respectively)(e)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.35%, 10/01/13 (Purchased on 9/26/13 to be repurchased at $50,002,431, collateralized by various corporate debt obligations, 2.85% to 8.70%, due 7/15/16 to 12/31/49, par and fair value of $53,600,910 and $52,504,745, respectively)(e)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.56%, 10/01/13 (Purchased on 9/26/13 to be repurchased at $60,004,642, collateralized by various corporate debt obligations, 1.03% to 8.56%, due 7/02/14 to 7/10/46, par and fair value of $77,321,000 and $64,219,150, respectively)(e)	60,000	60,000,000
Total value of J .P. Morgan Securities LLC (collateral value of $226,824,580)		355,000,000
RBS Securities, Inc., 0.11%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $16,000,049, collateralized by various corporate debt obligations, 0.00% to 10.00%, due 10/08/13 to 7/01/57, par and fair value of $17,804,422 and $17,755,980, respectively)	16,000,000	16,000,000
RBS Securities, Inc., 0.08%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $90,000,200, collateralized by various US government sponsored agency obligations, 1.02% to 5.85%, due 1/30/14 to 1/15/37, par and fair value of $89,756,000 and $91,801,179, respectively)	90,000	90,000,000
RBS Securities, Inc., 0.08%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $63,000,140, collateralized by various corporate debt obligations, 0.25% to 7.13%, due 3/07/14 to 1/15/44, par and fair value of $64,727,978 and $66,150,001, respectively)	63,000	63,000,000
Total value of RBS Securities, Inc. (collateral value of $272,339,469)		169,000,000
Wells Fargo Securities LLC, 0.16%, 10/01/13 (Purchased on 2/15/13 to be repurchased at $180,002,400, collateralized by various corporate debt obligations, 0.10% to 10.40%, due 10/01/13 to 7/15/49, par and fair value of $1,867,119,459 and $188,433,488, respectively) (e)	180,000	180,000,000
Wells Fargo Securities LLC, 0.47%, 1/03/14 (Purchased on 9/24/13 to be repurchased at $30,084,618, collateralized by various corporate debt obligations, 0.65% to 9.88%, due 9/15/18 to 3/15/45, par and fair value of $72,250,167 and $31,092,655, respectively)	30,045	30,045,000

160	PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.40%, 11/04/13 (Purchased on 8/02/13 to be repurchased at $67,069,978, collateralized by various corporate debt obligations, 0.32% to 9.46%, due 8/15/14 to 6/15/46, par and fair value of $126,032,216 and $70,106,979, respectively)	$67,000	$67,000,000
Total value of Wells Fargo Securities LLC (collateral value of $289,633,122)		277,045,000
Total Repurchase Agreements — 8.4%		1,203,045,000
Total Investments (Cost — $14,319,559,287*) — 99.3%		14,319,559,287
Other Assets Less Liabilities — 0.7%		103,522,139

Net Assets — 100.0%		$14,423,081,426

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013	161

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$14,319,559,287	—	$14,319,559,287

[1]	See above Schedule of Investments for values in each sector.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of September 30, 2013, cash in the amount of $537,300 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

162	PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc. (a)	1,535	$149,755
BE Aerospace, Inc. (b)	4,709	347,618
The Boeing Co.	36,183	4,251,503
Exelis, Inc.	8,976	141,013
General Dynamics Corp.	14,245	1,246,722
Hexcel Corp. (b)	4,781	185,503
Honeywell International, Inc.	37,524	3,115,993
Huntington Ingalls Industries, Inc.	2,392	161,221
L-3 Communications Holdings, Inc.	4,292	405,594
Lockheed Martin Corp. (a)	12,381	1,579,197
Northrop Grumman Corp.	11,216	1,068,436
Precision Castparts Corp.	6,979	1,585,908
Raytheon Co.	15,482	1,193,198
Rockwell Collins, Inc.	6,470	439,054
Spirit Aerosystems Holdings, Inc., Class A (b)	5,700	138,168
Textron, Inc.	13,251	365,860
TransDigm Group, Inc.	2,499	346,611
Triumph Group, Inc.	2,460	172,741
United Technologies Corp.	43,844	4,727,260

		21,621,355
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc. (a)	7,657	456,051
Expeditors International of Washington, Inc.	9,854	434,167
FedEx Corp.	15,112	1,724,430
United Parcel Service, Inc., Class B (a)	34,546	3,156,468

		5,771,116
Airlines — 0.3%
Alaska Air Group, Inc.	3,353	209,965
Copa Holdings SA, Class A	1,586	219,931
Delta Air Lines, Inc.	40,845	963,533
Southwest Airlines Co.	34,448	501,563
United Continental Holdings, Inc. (b)	16,974	521,271

		2,416,263
Auto Components — 0.5%
Allison Transmission Holdings, Inc. (a)	1,651	41,358
BorgWarner, Inc.	5,511	558,760
Delphi Automotive PLC	14,911	871,101
Gentex Corp. (a)	6,848	175,240
The Goodyear Tire & Rubber Co. (b)	11,717	263,047
Johnson Controls, Inc.	32,669	1,355,763
Lear Corp.	4,228	302,598
TRW Automotive Holdings Corp. (b)	5,133	366,034
Visteon Corp. (b)	2,373	179,494

		4,113,395
Automobiles — 0.7%
Ford Motor Co.	184,108	3,105,902
General Motors Co. (b)	39,715	1,428,548
Harley-Davidson, Inc.	10,690	686,726
Tesla Motors, Inc. (a)(b)	3,988	771,359
Thor Industries, Inc. (a)	2,116	122,813

		6,115,348
Beverages — 1.9%
Beam, Inc.	7,673	496,059
Brown-Forman Corp., Class B	7,213	491,422
The Coca-Cola Co.	182,417	6,909,956
Coca-Cola Enterprises, Inc.	13,070	525,545
Constellation Brands, Inc., Class A (b)	7,334	420,972
Dr Pepper Snapple Group, Inc. (a)	9,732	436,188
Molson Coors Brewing Co., Class B (a)	6,663	334,016
Monster Beverage Corp. (b)	6,400	334,400
PepsiCo, Inc.	73,753	5,863,363

		15,811,921
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (b)	9,307	1,081,101
Alkermes PLC (b)	6,029	202,695
Amgen, Inc.	35,768	4,003,870
Ariad Pharmaceuticals, Inc. (b)	8,808	162,067
Biogen Idec, Inc. (b)	11,321	2,725,644
BioMarin Pharmaceutical, Inc. (b)	6,630	478,819
Celgene Corp. (b)	19,894	3,062,283
Cubist Pharmaceuticals, Inc. (b)	3,110	197,641
Gilead Sciences, Inc. (b)	72,748	4,571,484
Incyte Corp. (b)	4,908	187,240
Medivation, Inc. (b)	3,576	214,345
Myriad Genetics, Inc. (a)(b)	3,823	89,841
Onyx Pharmaceuticals, Inc. (b)	3,469	432,480
Pharmacyclics, Inc. (b)	2,788	385,915
Regeneron Pharmaceuticals, Inc. (b)	3,820	1,195,163
Seattle Genetics, Inc. (b)	4,788	209,858
Theravance, Inc. (b)	3,755	153,542
United Therapeutics Corp. (b)	2,219	174,968
Vertex Pharmaceuticals, Inc. (b)	11,103	841,830

		20,370,786
Building Products — 0.2%
AO Smith Corp. (a)	3,689	166,743
Armstrong World Industries, Inc. (a)(b)	1,201	66,007

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	163

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Building Products (concluded)
Fortune Brands Home & Security, Inc.	7,870	$327,628
Lennox International, Inc. (a)	2,403	180,850
Masco Corp.	17,020	362,185
Owens Corning (b)	5,670	215,347

		1,318,760
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (b)	2,515	459,340
American Capital, Ltd. (b)	14,455	198,756
Ameriprise Financial, Inc.	9,611	875,370
Ares Capital Corp.	12,783	221,018
Artisan Partners Asset Management, Inc. (a)	620	32,463
The Bank of New York Mellon Corp.	55,354	1,671,137
BlackRock, Inc. (c)	6,227	1,685,151
The Charles Schwab Corp.	52,361	1,106,912
E*Trade Financial Corp. (b)	13,680	225,720
Eaton Vance Corp. (a)	5,724	222,263
Federated Investors, Inc., Class B (a)	4,436	120,482
Franklin Resources, Inc. (a)	19,593	990,426
The Goldman Sachs Group, Inc.	21,867	3,459,578
Invesco Ltd.	21,206	676,472
Lazard, Ltd., Class A	6,110	220,082
Legg Mason, Inc. (a)	5,300	177,232
LPL Financial Holdings, Inc.	2,719	104,165
Morgan Stanley	72,622	1,957,163
Northern Trust Corp.	11,410	620,590
Raymond James Financial, Inc.	5,814	242,269
SEI Investments Co.	6,875	212,506
State Street Corp.	21,751	1,430,128
T Rowe Price Group, Inc. (a)	12,368	889,630
TD Ameritrade Holding Corp.	11,106	290,755
Waddell & Reed Financial, Inc., Class A	4,098	210,965

		18,300,573
Chemicals — 2.5%
Air Products & Chemicals, Inc.	9,936	1,058,880
Airgas, Inc.	3,124	331,300
Albemarle Corp. (a)	4,017	252,830
Ashland, Inc.	3,769	348,557
Cabot Corp. (a)	3,049	130,223
Celanese Corp., Series A (a)	7,614	401,943
CF Industries Holdings, Inc. (a)	2,828	596,227
Cytec Industries, Inc.	1,919	156,130
The Dow Chemical Co.	57,688	2,215,219
E.I. du Pont de Nemours & Co.	43,899	2,570,725
Eastman Chemical Co.	7,385	575,292
Ecolab, Inc. (a)	12,506	1,235,093
FMC Corp.	6,492	465,606
Huntsman Corp.	9,215	189,921
International Flavors & Fragrances, Inc.	3,887	319,900
Kronos Worldwide, Inc. (a)	1,011	15,660
LyondellBasell Industries NV, Class A	19,361	1,417,806
Monsanto Co.	25,460	2,657,260
The Mosaic Co.	14,311	615,659
NewMarket Corp. (a)	453	130,423
PPG Industries, Inc.	6,803	1,136,509
Praxair, Inc.	14,105	1,695,562
Rockwood Holdings, Inc.	3,705	247,865
RPM International, Inc. (a)	6,319	228,748
The Scotts Miracle-Gro Co., Class A (a)	2,057	113,197
The Sherwin-Williams Co.	4,224	769,528
Sigma-Aldrich Corp. (a)	5,739	489,537
The Valspar Corp.	4,250	269,578
Westlake Chemical Corp.	978	102,357
WR Grace & Co. (b)	3,622	316,563

		21,054,098
Commercial Banks — 2.8%
Associated Banc-Corp (a)	8,016	124,168
Bank of Hawaii Corp. (a)	2,147	116,904
BankUnited, Inc.	3,094	96,502
BB&T Corp.	33,465	1,129,444
BOK Financial Corp.	1,277	80,898
CapitalSource, Inc.	9,396	111,624
CIT Group, Inc. (b)	9,598	468,094
City National Corp. (a)	2,227	148,452
Comerica, Inc. (a)	8,901	349,898
Commerce Bancshares, Inc. (a)	3,669	160,739
Cullen/Frost Bankers, Inc. (a)	2,482	175,105
East West Bancorp, Inc.	6,494	207,483
Fifth Third Bancorp	41,714	752,521
First Citizens BancShares, Inc., Class A	356	73,194
First Horizon National Corp. (a)	11,521	126,616
First Niagara Financial Group, Inc.	16,880	175,046
First Republic Bank	5,552	258,890
Fulton Financial Corp. (a)	9,347	109,173
Huntington Bancshares, Inc.	40,002	330,416
KeyCorp	43,901	500,471
M&T Bank Corp. (a)	6,153	688,644
The PNC Financial Services Group, Inc. (c)	25,250	1,829,362
Popular, Inc. (b)	4,924	129,157
Regions Financial Corp.	67,407	624,189
Signature Bank/New York NY (b)	2,254	206,286
SunTrust Banks, Inc.	25,762	835,204
SVB Financial Group (b)	2,150	185,695
Synovus Financial Corp.	46,655	153,961
TCF Financial Corp.	7,842	111,984

164	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
US Bancorp	88,214	$3,226,868
Valley National Bancorp (a)	9,573	95,251
Wells Fargo & Co.	230,259	9,514,302
Zions BanCorporation	8,787	240,940

		23,337,481
Commercial Services & Supplies — 0.5%
The ADT Corp.	10,434	424,246
Cintas Corp. (a)	4,914	251,597
Clean Harbors, Inc. (b)	2,887	169,351
Copart, Inc. (b)	5,327	169,345
Covanta Holding Corp. (a)	5,081	108,632
Iron Mountain, Inc.	8,125	219,538
KAR Auction Services, Inc.	3,643	102,769
Pitney Bowes, Inc. (a)	9,609	174,788
Republic Services, Inc.	12,895	430,177
Rollins, Inc.	3,073	81,465
RR Donnelley & Sons Co.	8,657	136,781
Stericycle, Inc. (b)	4,115	474,871
Waste Connections, Inc. (a)	5,886	267,283
Waste Management, Inc. (a)	22,274	918,580

		3,929,423
Communications Equipment — 1.7%
Brocade Communications Systems, Inc. (b)	21,164	170,370
Cisco Systems, Inc.	254,885	5,969,407
EchoStar Corp., Class A (b)	1,955	85,903
F5 Networks, Inc. (b)	3,758	322,286
Harris Corp.	5,226	309,902
JDS Uniphase Corp. (b)	11,092	163,163
Juniper Networks, Inc. (b)	24,144	479,500
Motorola Solutions, Inc. (a)	11,547	685,661
Palo Alto Networks, Inc. (b)	1,611	73,816
Polycom, Inc. (b)	8,147	88,965
QUALCOMM, Inc.	82,405	5,550,801
Riverbed Technology, Inc. (b)	7,816	114,035

		14,013,809
Computers & Peripherals — 3.5%
3D Systems Corp. (a)(b)	4,798	259,044
Apple, Inc.	44,767	21,342,667
Dell, Inc.	59,765	822,964
Diebold, Inc. (a)	3,007	88,285
EMC Corp.	100,194	2,560,959
Hewlett-Packard Co.	92,715	1,945,161
Lexmark International, Inc., Class A (a)	3,024	99,792
NCR Corp. (b)	7,841	310,582
NetApp, Inc. (a)	16,210	690,870
SanDisk Corp.	11,607	690,733
Stratasys Ltd. (a)(b)	1,515	153,409
Western Digital Corp.	10,076	638,818

		29,603,284
Construction & Engineering — 0.2%
AECOM Technology Corp. (b)	4,916	153,723
Chicago Bridge & Iron Co. NV	4,797	325,093
Fluor Corp.	7,768	551,217
Jacobs Engineering Group, Inc. (b)	6,238	362,927
KBR, Inc.	7,049	230,080
Quanta Services, Inc. (b)	9,969	274,247
URS Corp.	3,620	194,575

		2,091,862
Construction Materials — 0.1%
Eagle Materials, Inc.	2,361	171,291
Martin Marietta Materials, Inc. (a)	2,197	215,679
Vulcan Materials Co.	6,198	321,118

		708,088
Consumer Finance — 0.8%
American Express Co.	45,188	3,412,598
Capital One Financial Corp.	27,860	1,915,096
Discover Financial Services	23,390	1,182,131
SLM Corp.	21,187	527,556

		7,037,381
Containers & Packaging — 0.3%
Aptargroup, Inc. (a)	3,181	191,273
Avery Dennison Corp.	4,749	206,676
Ball Corp. (a)	7,095	318,424
Bemis Co., Inc. (a)	4,907	191,422
Crown Holdings, Inc. (b)	6,860	290,041
Greif, Inc., Class A	1,523	74,673
MeadWestvaco Corp.	8,439	323,889
Owens-Illinois, Inc. (b)	7,845	235,507
Packaging Corp. of America (a)	4,677	267,010
Rock-Tenn Co., Class A	3,431	347,457
Sealed Air Corp.	9,340	253,955
Silgan Holdings, Inc. (a)	2,115	99,405
Sonoco Products Co.	4,828	188,002

		2,987,734
Distributors — 0.1%
Genuine Parts Co. (a)	7,391	597,858
LKQ Corp. (b)	14,241	453,718

		1,051,576
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)(b)	4,620	96,142
DeVry, Inc. (a)	3,022	92,352
H&R Block, Inc.	12,987	346,234
Service Corp. International	10,095	187,969

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	165

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Consumer Services (concluded)
Weight Watchers International, Inc. (a)	1,291	$48,245

		770,942
Diversified Financial Services — 4.5%
Bank of America Corp.	514,144	7,095,187
Berkshire Hathaway, Inc., Class B (b)	85,830	9,742,563
CBOE Holdings, Inc.	4,162	188,247
Citigroup, Inc.	145,123	7,039,917
CME Group, Inc.	15,114	1,116,622
ING US, Inc.	3,599	105,127
Interactive Brokers Group, Inc., Class A	2,251	42,251
IntercontinentalExchange, Inc. (a)(b)	3,471	629,709
JPMorgan Chase & Co.	180,263	9,317,795
Leucadia National Corp.	14,109	384,329
McGraw-Hill Financial, Inc.	13,072	857,393
Moody’s Corp.	9,274	652,241
MSCI, Inc. (b)	5,757	231,777
The NASDAQ OMX Group, Inc.	5,314	170,526
NYSE Euronext	11,589	486,506

		38,060,190
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	256,586	8,677,739
CenturyLink, Inc. (a)	29,047	911,495
Frontier Communications Corp. (a)	47,584	198,425
Intelsat SA (a)(b)	1,029	24,696
Level 3 Communications, Inc. (b)	7,740	206,581
tw telecom, Inc. (b)	7,169	214,102
Verizon Communications, Inc.	136,449	6,366,710
Windstream Holdings, Inc. (a)	28,270	226,160

		16,825,908
Electric Utilities — 1.6%
American Electric Power Co., Inc.	23,181	1,004,896
Duke Energy Corp. (a)	33,658	2,247,681
Edison International	15,539	715,726
Entergy Corp.	8,498	536,989
Exelon Corp.	40,818	1,209,845
FirstEnergy Corp.	19,946	727,032
Great Plains Energy, Inc.	7,332	162,770
Hawaiian Electric Industries, Inc. (a)	4,717	118,397
ITC Holdings Corp. (a)	2,496	234,275
NextEra Energy, Inc.	20,252	1,623,400
Northeast Utilities	15,005	618,956
NV Energy, Inc.	11,229	265,117
OGE Energy Corp.	9,454	341,195
Pepco Holdings, Inc. (a)	11,855	218,843
Pinnacle West Capital Corp.	5,244	287,057
PPL Corp.	30,127	915,258
The Southern Co.	41,511	1,709,423
Westar Energy, Inc. (a)	6,051	185,463
Xcel Energy, Inc. (a)	23,714	654,744

		13,777,067
Electrical Equipment — 0.7%
AMETEK, Inc.	11,615	534,522
The Babcock & Wilcox Co. (a)	5,351	180,436
Eaton Corp. PLC	22,563	1,553,237
Emerson Electric Co. (a)	34,284	2,218,175
Hubbell, Inc., Class B (a)	2,831	296,519
Regal-Beloit Corp.	2,147	145,846
Rockwell Automation, Inc.	6,661	712,327
Roper Industries, Inc.	4,722	627,412
SolarCity Corp. (a)(b)	1,043	36,088

		6,304,562
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	7,622	589,790
Arrow Electronics, Inc. (b)	4,992	242,262
Avnet, Inc.	6,536	272,617
AVX Corp.	2,232	29,306
CDW Corp. (b)	1,274	29,085
Corning, Inc.	70,351	1,026,421
Dolby Laboratories, Inc., Class A (a)	2,150	74,197
FLIR Systems, Inc.	6,767	212,484
Ingram Micro, Inc., Class A (b)	7,265	167,458
IPG Photonics Corp. (a)	1,529	86,098
Jabil Circuit, Inc.	9,664	209,516
Molex, Inc.	6,632	255,465
National Instruments Corp. (a)	4,595	142,123
Tech Data Corp. (b)	1,817	90,686
Trimble Navigation Ltd. (b)	12,200	362,462
Vishay Intertechnology, Inc. (b)	6,212	80,073

		3,870,043
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc. (b)	2,733	150,424
Baker Hughes, Inc.	21,072	1,034,635
Cameron International Corp. (b)	11,830	690,517
Diamond Offshore Drilling, Inc. (a)	3,283	204,597
Dresser-Rand Group, Inc. (b)	3,633	226,699
Dril-Quip, Inc. (b)	1,936	222,156
FMC Technologies, Inc. (b)	11,312	626,911
Frank’s International NV (b)	1,644	49,205
Halliburton Co.	44,451	2,140,316
Helmerich & Payne, Inc. (a)	4,524	311,930
McDermott International, Inc. (b)	11,393	84,650
Nabors Industries Ltd.	14,051	225,659
National Oilwell Varco, Inc.	20,378	1,591,726
Oceaneering International, Inc.	5,160	419,198
Oil States International, Inc. (b)	2,621	271,169

166	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Patterson-UTI Energy, Inc.	7,005	$149,767
Rowan Cos. PLC, Class A (b)	5,923	217,493
RPC, Inc. (a)	3,067	47,447
Schlumberger Ltd.	63,405	5,602,466
Seadrill Ltd.	16,855	759,823
Superior Energy Services, Inc. (b)	7,610	190,554
Tidewater, Inc. (a)	2,363	140,102
Unit Corp. (b)	2,352	109,344

		15,466,788
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	20,812	2,395,877
CVS Caremark Corp.	58,394	3,313,860
The Fresh Market, Inc. (b)	1,938	91,687
The Kroger Co.	24,803	1,000,553
Safeway, Inc.	11,494	367,693
Sprouts Farmers Market, Inc. (b)	970	43,058
Sysco Corp. (a)	28,305	900,948
Wal-Mart Stores, Inc.	76,801	5,680,202
Walgreen Co.	45,188	2,431,114
Whole Foods Market, Inc.	17,689	1,034,807

		17,259,799
Food Products — 1.6%
Archer-Daniels-Midland Co.	31,431	1,157,918
Bunge Ltd.	7,015	532,509
Campbell Soup Co. (a)	8,366	340,580
ConAgra Foods, Inc.	19,878	603,098
Dean Foods Co. (b)	4,491	86,676
Flowers Foods, Inc.	8,155	174,843
General Mills, Inc.	30,745	1,473,300
Green Mountain Coffee Roasters, Inc. (a)(b)	7,115	535,973
The Hershey Co.	7,153	661,652
Hillshire Brands Co.	5,870	180,444
Hormel Foods Corp. (a)	6,395	269,357
Ingredion, Inc.	3,695	244,498
The J.M. Smucker Co. (a)	5,115	537,280
Kellogg Co.	12,390	727,665
Kraft Foods Group, Inc.	28,352	1,486,779
McCormick & Co., Inc. (a)	6,291	407,028
Mead Johnson Nutrition Co.	9,657	717,129
Mondelez International, Inc., Class A	85,105	2,673,999
Pinnacle Foods, Inc.	1,597	42,273
Tyson Foods, Inc., Class A	13,357	377,736
WhiteWave Foods Co., Class A (a)(b)	6,621	132,221

		13,362,958
Gas Utilities — 0.2%
AGL Resources, Inc.	5,636	259,425
Atmos Energy Corp. (a)	4,318	183,904
National Fuel Gas Co.	3,509	241,279
ONEOK, Inc. (a)	9,830	524,135
Questar Corp. (a)	8,349	187,769
UGI Corp. (a)	5,429	212,437

		1,608,949
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	74,346	2,467,544
Alere, Inc. (b)	3,886	118,795
Baxter International, Inc.	25,847	1,697,889
Becton Dickinson & Co. (a)	9,264	926,585
Boston Scientific Corp. (b)	64,341	755,363
C.R. Bard, Inc.	3,838	442,137
CareFusion Corp. (b)	10,483	386,823
The Cooper Cos., Inc. (a)	2,304	298,806
Covidien PLC	22,438	1,367,372
DENTSPLY International, Inc.	6,833	296,620
Edwards Lifesciences Corp. (b)	5,387	375,097
Hill-Rom Holdings, Inc. (a)	2,867	102,725
Hologic, Inc. (b)	12,844	265,229
IDEXX Laboratories, Inc. (b)	2,580	257,097
Intuitive Surgical, Inc. (b)	1,915	720,557
Medtronic, Inc.	48,456	2,580,282
ResMed, Inc. (a)	6,794	358,859
Sirona Dental Systems, Inc. (b)	2,620	175,357
St. Jude Medical, Inc.	13,514	724,891
Stryker Corp.	15,829	1,069,882
Teleflex, Inc. (a)	1,961	161,351
Varian Medical Systems, Inc. (b)	5,171	386,429
Zimmer Holdings, Inc.	8,030	659,584

		16,595,274
Health Care Providers & Services — 2.1%
Aetna, Inc.	18,039	1,154,857
AmerisourceBergen Corp.	11,012	672,833
Brookdale Senior Living, Inc. (b)	4,751	124,951
Cardinal Health, Inc. (a)	16,302	850,149
Catamaran Corp (b)	9,820	451,229
Cigna Corp.	13,608	1,045,911
Community Health Systems, Inc.	4,495	186,543
DaVita HealthCare Partners, Inc. (b)	8,785	499,867
Envision Healthcare Holdings, Inc. (b)	2,302	59,921
Express Scripts Holding Co. (b)	38,990	2,408,802
HCA Holdings, Inc.	12,762	545,576
Health Management Associates, Inc. (b)	12,368	158,310
Health Net, Inc. (b)	3,792	120,206
Henry Schein, Inc. (b)	4,156	430,977
Humana, Inc. (a)	7,512	701,095
Laboratory Corp. of America Holdings (b)	4,431	439,289

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	167

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
LifePoint Hospitals, Inc. (b)	2,272	$105,943
McKesson Corp.	10,808	1,386,667
MEDNAX, Inc. (b)	2,395	240,458
Omnicare, Inc. (a)	5,004	277,722
Patterson Cos., Inc.	4,170	167,634
Quest Diagnostics, Inc. (a)	7,537	465,711
Tenet Healthcare Corp. (b)	4,936	203,314
UnitedHealth Group, Inc.	48,647	3,483,612
Universal Health Services, Inc.	4,327	324,482
VCA Antech, Inc. (b)	4,235	116,293
WellPoint, Inc.	14,325	1,197,713

		17,820,065
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. (b)	8,500	126,395
Cerner Corp. (b)	14,143	743,215

		869,610
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc. (b)	1,844	132,879
Brinker International, Inc. (a)	3,156	127,913
Burger King Worldwide, Inc. (a)	4,745	92,622
Carnival Corp.	19,923	650,287
Chipotle Mexican Grill, Inc. (b)	1,474	631,904
Choice Hotels International, Inc. (a)	1,336	57,702
Darden Restaurants, Inc. (a)	6,191	286,581
Domino’s Pizza, Inc. (a)	2,683	182,310
Dunkin’ Brands Group, Inc.	5,084	230,102
Hyatt Hotels Corp., Class A (b)	2,153	92,493
International Game Technology	12,419	235,092
Las Vegas Sands Corp.	18,642	1,238,202
Marriott International, Inc., Class A	11,106	467,118
McDonald’s Corp.	47,814	4,600,185
MGM Resorts International (b)	17,729	362,381
Norwegian Cruise Line Holdings Ltd. (b)	1,284	39,611
Panera Bread Co., Class A (b)	1,340	212,430
Penn National Gaming, Inc. (b)	3,240	179,366
Royal Caribbean Cruises Ltd.	7,790	298,201
SeaWorld Entertainment, Inc.	1,451	42,993
Six Flags Entertainment Corp.	3,164	106,912
Starbucks Corp.	35,707	2,748,368
Starwood Hotels & Resorts Worldwide, Inc.	9,279	616,589
The Wendy’s Co.	13,553	114,929
Wyndham Worldwide Corp.	6,480	395,086
Wynn Resorts Ltd.	3,845	607,548
Yum! Brands, Inc.	21,454	1,531,601

		16,281,405
Household Durables — 0.5%
D.R. Horton, Inc. (a)	13,449	261,314
Garmin Ltd. (a)	5,848	264,271
Harman International Industries, Inc.	3,241	214,651
Jarden Corp. (b)	6,059	293,256
Leggett & Platt, Inc. (a)	6,815	205,472
Lennar Corp., Class A (a)	7,885	279,129
Mohawk Industries, Inc. (b)	2,892	376,683
Newell Rubbermaid, Inc. (a)	13,759	378,373
NVR, Inc. (b)	228	209,575
PulteGroup, Inc.	18,481	304,937
Taylor Morrison Home Corp., Class A (b)	1,542	34,926
Tempur-Pedic International, Inc. (b)	2,886	126,869
Toll Brothers, Inc. (b)	8,068	261,645
Tupperware Brands Corp. (a)	2,522	217,825
Whirlpool Corp.	3,776	552,957

		3,981,883
Household Products — 1.8%
Church & Dwight Co., Inc. (a)	6,591	395,790
The Clorox Co. (a)	6,279	513,120
Colgate-Palmolive Co.	44,485	2,637,960
Energizer Holdings, Inc.	2,968	270,533
Kimberly-Clark Corp. (a)	18,343	1,728,277
The Procter & Gamble Co. (a)	130,715	9,880,747

		15,426,427
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	29,611	393,530
Calpine Corp. (b)	18,821	365,692
NRG Energy, Inc.	15,380	420,336

		1,179,558
Industrial Conglomerates — 2.1%
3M Co.	32,917	3,930,619
Carlisle Cos., Inc. (a)	3,033	213,189
Danaher Corp.	28,549	1,979,017
General Electric Co.	493,147	11,781,282

		17,904,107
Insurance — 3.2%
ACE Ltd.	16,224	1,517,918
Aflac, Inc.	22,235	1,378,348
Alleghany Corp. (b)	801	328,130
Allied World Assurance Co. Holdings AG	1,649	163,894
The Allstate Corp.	22,351	1,129,843
American Financial Group, Inc.	3,706	200,346
American International Group, Inc.	70,411	3,424,087
American National Insurance Co. (a)	351	34,412
Aon PLC (a)	14,743	1,097,469
Arch Capital Group Ltd. (b)	6,347	343,563

168	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Arthur J Gallagher & Co.	6,045	$263,864
Aspen Insurance Holdings Ltd.	3,172	115,112
Assurant, Inc.	3,672	198,655
Assured Guaranty Ltd.	8,040	150,750
Axis Capital Holdings Ltd.	5,686	246,261
Brown & Brown, Inc.	5,622	180,466
The Chubb Corp.	12,362	1,103,432
Cincinnati Financial Corp.	7,795	367,612
CNA Financial Corp.	1,251	47,763
Endurance Specialty Holdings Ltd.	2,065	110,932
Erie Indemnity Co., Class A (a)	1,196	86,674
Everest Re Group Ltd.	2,383	346,512
Fidelity National Financial, Inc.	10,855	288,743
Genworth Financial, Inc., Class A (b)	23,516	300,770
The Hanover Insurance Group, Inc.	2,109	116,670
Hartford Financial Services Group, Inc.	21,742	676,611
HCC Insurance Holdings, Inc.	4,788	209,810
Kemper Corp.	2,257	75,835
Lincoln National Corp.	12,804	537,640
Loews Corp.	14,646	684,554
Markel Corp. (b)	657	340,175
Marsh & McLennan Cos., Inc.	26,292	1,145,017
MBIA, Inc. (b)	6,839	69,963
Mercury General Corp.	1,182	57,102
MetLife, Inc.	42,639	2,001,901
Old Republic International Corp. (a)	12,380	190,652
PartnerRe Ltd.	2,637	241,391
Principal Financial Group, Inc.	13,994	599,223
ProAssurance Corp.	2,950	132,927
The Progressive Corp. (a)	28,767	783,325
Protective Life Corp.	3,741	159,180
Prudential Financial, Inc.	22,130	1,725,697
Reinsurance Group of America, Inc.	3,458	231,652
RenaissanceRe Holdings Ltd.	2,123	192,195
StanCorp Financial Group, Inc. (a)	2,118	116,532
Torchmark Corp.	4,411	319,136
The Travelers Cos., Inc.	17,952	1,521,791
Unum Group (a)	12,730	387,501
Validus Holdings Ltd.	4,977	184,050
White Mountains Insurance Group Ltd.	295	167,448
WR Berkley Corp.	5,171	221,629
XL Group PLC	13,921	429,045

		26,944,208
Internet & Catalog Retail — 1.2%
Amazon.com, Inc. (b)	17,536	5,482,455
Expedia, Inc. (a)	5,083	263,249
Groupon, Inc. (b)	20,022	224,447
HomeAway, Inc. (b)	2,720	76,160
Liberty Interactive Corp., Series A (b)	25,262	592,899
Liberty Ventures, Series A (b)	1,754	154,650
Netflix, Inc. (b)	2,396	740,867
priceline.com, Inc. (b)	2,459	2,485,926
TripAdvisor, Inc. (b)	5,345	405,365

		10,426,018
Internet Software & Services — 2.8%
Akamai Technologies, Inc. (b)	8,475	438,157
AOL, Inc. (a)(b)	3,703	128,050
eBay, Inc. (b)	61,895	3,453,122
Equinix, Inc. (b)	2,354	432,312
Facebook, Inc. (b)	81,254	4,082,201
Google, Inc., Class A (b)	12,861	11,265,078
IAC/InterActiveCorp	3,561	194,680
LinkedIn Corp. (b)	4,614	1,135,321
Pandora Media, Inc. (b)	6,760	169,879
Rackspace Hosting, Inc. (b)	5,387	284,218
VeriSign, Inc. (b)	6,801	346,103
Yahoo!, Inc. (b)	43,386	1,438,680

		23,367,801
IT Services — 3.5%
Accenture PLC, Class A	30,650	2,257,066
Alliance Data Systems Corp. (b)	2,346	496,109
Amdocs Ltd.	7,677	281,285
Automatic Data Processing, Inc.	23,141	1,674,946
Booz Allen Hamilton Holding Corp. (a)	1,512	29,212
Broadridge Financial Solutions, Inc. (a)	5,781	183,547
Cognizant Technology Solutions Corp., Class A (b)	14,385	1,181,296
Computer Sciences Corp.	7,165	370,717
CoreLogic, Inc. (b)	4,566	123,510
DST Systems, Inc. (a)	1,619	122,089
Fidelity National Information Services, Inc.	13,979	649,185
Fiserv, Inc. (b)	6,351	641,768
FleetCor Technologies, Inc. (b)	3,238	356,698
Gartner, Inc. (b)	4,471	268,260
Genpact Ltd. (b)	8,016	151,342
Global Payments, Inc.	3,636	185,727
International Business Machines Corp. (a)	49,649	9,194,002
Jack Henry & Associates, Inc.	4,107	211,962
Leidos Holdings, Inc. (a)	3,485	158,614
Lender Processing Services, Inc.	4,153	138,170
Mastercard, Inc., Class A	5,573	3,749,403
NeuStar, Inc., Class A (b)	2,856	141,315
Paychex, Inc. (a)	15,515	630,530

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	169

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Science Applications International Corp.	1,991	$67,201
Teradata Corp. (b)	7,793	432,044
Total System Services, Inc. (a)	7,791	229,211
Vantiv, Inc., Class A (b)	4,188	117,013
VeriFone Systems, Inc. (b)	5,200	118,872
Visa, Inc., Class A	24,917	4,761,639
The Western Union Co. (a)	26,570	495,796

		29,418,529
Leisure Equipment & Products — 0.2%
Hasbro, Inc. (a)	5,473	257,997
Mattel, Inc. (a)	16,473	689,560
Polaris Industries, Inc. (a)	3,089	399,037

		1,346,594
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	16,557	848,546
Bio-Rad Laboratories, Inc., Class A (b)	981	115,326
Bruker Corp. (b)	5,243	108,268
Charles River Laboratories International, Inc. (b)	2,349	108,665
Covance, Inc. (b)	2,665	230,416
Illumina, Inc. (a)(b)	5,932	479,484
Life Technologies Corp. (b)	8,207	614,130
Mettler-Toledo International, Inc. (b)	1,440	345,730
PerkinElmer, Inc. (a)	5,338	201,510
QIAGEN NV (a)(b)	11,161	238,845
Quintiles Transnational Holdings, Inc. (b)	1,282	57,536
Techne Corp. (a)	1,758	140,745
Thermo Fisher Scientific, Inc.	17,118	1,577,424
Waters Corp. (b)	4,087	434,080

		5,500,705
Machinery — 2.0%
AGCO Corp. (a)	4,641	280,409
Caterpillar, Inc.	31,367	2,615,067
Colfax Corp. (b)	4,083	230,649
Crane Co.	2,314	142,704
Cummins, Inc.	9,049	1,202,341
Deere & Co. (a)	18,507	1,506,285
Donaldson Co., Inc. (a)	7,000	266,910
Dover Corp.	8,160	733,013
Flowserve Corp.	6,819	425,437
Graco, Inc. (a)	2,922	216,403
Harsco Corp. (a)	3,871	96,388
IDEX Corp. (a)	3,922	255,910
Illinois Tool Works, Inc.	18,014	1,373,928
Ingersoll-Rand PLC	14,255	925,720
ITT Corp.	4,287	154,118
Joy Global, Inc. (a)	5,068	258,671
Kennametal, Inc. (a)	3,755	171,228
Lincoln Electric Holdings, Inc. (a)	3,962	263,948
The Manitowoc Co., Inc. (a)	6,379	124,901
Navistar International Corp. (b)	2,641	96,344
Nordson Corp. (a)	3,063	225,529
Oshkosh Corp. (b)	4,196	205,520
PACCAR, Inc. (a)	16,870	938,984
Pall Corp.	5,308	408,928
Parker Hannifin Corp.	7,118	773,869
Pentair Ltd., Registered Shares (a)	9,744	632,775
Snap-on, Inc.	2,779	276,510
SPX Corp. (a)	2,232	188,916
Stanley Black & Decker, Inc.	7,722	699,382
Terex Corp. (b)	5,303	178,181
Timken Co.	4,118	248,727
The Toro Co.	2,759	149,952
Trinity Industries, Inc. (a)	3,777	171,287
Valmont Industries, Inc. (a)	1,276	177,249
WABCO Holdings, Inc. (b)	2,784	234,580
Wabtec Corp. (a)	4,588	288,448
Xylem, Inc.	8,837	246,817

		17,386,028
Marine — 0.0%
Kirby Corp. (b)	2,707	234,291
Media — 3.9%
AMC Networks, Inc., Class A (b)	2,865	196,195
Cablevision Systems Corp., New York Group, Class A	9,293	156,494
CBS Corp., Class B	29,264	1,614,202
Charter Communications, Inc., Class A (b)	3,157	425,437
Cinemark Holdings, Inc.	5,499	174,538
Clear Channel Outdoor Holdings, Inc., Class A (a)(b)	2,092	17,154
Comcast Corp., Special Class A	125,143	5,650,206
DIRECTV (b)	24,900	1,487,775
Discovery Communications, Inc., Class A (b)	11,671	985,266
DISH Network Corp., Class A	9,944	447,579
DreamWorks Animation SKG, Inc., Class A (b)	3,541	100,777
Gannett Co., Inc. (a)	10,916	292,440
The Interpublic Group of Cos., Inc.	20,431	351,005
John Wiley & Sons, Inc., Class A (a)	2,185	104,203
Lamar Advertising Co., Class A (b)	3,758	176,739
Liberty Global PLC, Class A (b)	18,683	1,482,496
Liberty Media Corp., Class A (b)	4,814	708,380
Lions Gate Entertainment Corp. (b)	3,852	135,013
Madison Square Garden Co., Class A (b)	2,916	169,332
Morningstar, Inc. (a)	983	77,913

170	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
News Corp., Class A (b)	23,694	$380,526
Omnicom Group, Inc. (a)	12,332	782,342
Regal Entertainment Group, Class A (a)	3,864	73,339
Scripps Networks Interactive, Inc., Class A	5,230	408,515
Sirius XM Radio, Inc. (a)	147,105	569,296
Starz, Class A (b)	5,539	155,812
Thomson Reuters Corp. (a)	17,805	623,353
Time Warner Cable, Inc.	13,877	1,548,673
Time Warner, Inc.	44,458	2,925,781
Twenty-First Century Fox, Inc., Class A	94,778	3,175,063
Viacom, Inc., Class B	23,127	1,932,955
The Walt Disney Co.	85,892	5,539,175
The Washington Post Co., Class B	209	127,772

		32,995,746
Metals & Mining — 0.6%
Alcoa, Inc. (a)	51,002	414,136
Allegheny Technologies, Inc. (a)	5,149	157,147
Carpenter Technology Corp. (a)	2,212	128,539
Cliffs Natural Resources, Inc. (a)	7,301	149,671
Compass Minerals International, Inc. (a)	1,592	121,422
Freeport-McMoRan Copper & Gold, Inc. (a)	49,329	1,631,803
Newmont Mining Corp.	23,480	659,788
Nucor Corp.	15,156	742,947
Reliance Steel & Aluminum Co.	3,658	268,022
Royal Gold, Inc. (a)	3,062	148,997
Southern Copper Corp. (a)	7,528	205,063
Steel Dynamics, Inc.	10,511	175,639
Tahoe Resources, Inc. (a)(b)	4,018	72,003
United States Steel Corp. (a)	6,887	141,803

		5,016,980
Multi-Utilities — 1.1%
Alliant Energy Corp.	5,290	262,119
Ameren Corp.	11,572	403,168
CenterPoint Energy, Inc.	20,438	489,899
CMS Energy Corp.	12,725	334,922
Consolidated Edison, Inc.	13,969	770,251
Dominion Resources, Inc.	27,551	1,721,386
DTE Energy Co.	8,296	547,370
Integrys Energy Group, Inc.	3,774	210,929
MDU Resources Group, Inc.	9,006	251,898
NiSource, Inc.	14,882	459,705
PG&E Corp.	21,088	862,921
Public Service Enterprise Group, Inc. (a)	24,131	794,634
SCANA Corp.	6,653	306,304
Sempra Energy	11,617	994,415
TECO Energy, Inc. (a)	10,377	171,636
Vectren Corp.	3,931	131,099
Wisconsin Energy Corp.	10,908	440,465

		9,153,121
Multiline Retail — 0.7%
Big Lots, Inc. (b)	2,793	103,592
Dillard’s, Inc., Class A	1,295	101,399
Dollar General Corp. (b)	15,606	881,115
Dollar Tree, Inc. (b)	10,675	610,183
Family Dollar Stores, Inc.	4,592	330,716
J.C. Penney Co., Inc. (a)(b)	8,190	72,236
Kohl’s Corp. (a)	10,588	547,929
Macy’s, Inc.	18,300	791,841
Nordstrom, Inc.	6,917	388,735
Sears Holdings Corp. (a)(b)	2,072	123,574
Target Corp. (a)	30,604	1,958,044

		5,909,364
Office Electronics — 0.1%
Xerox Corp.	58,561	602,592
Zebra Technologies Corp., Class A (b)	2,441	111,139

		713,731
Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	23,917	2,224,042
Apache Corp.	18,689	1,591,181
Cabot Oil & Gas Corp.	20,102	750,207
Cheniere Energy, Inc. (b)	11,509	392,917
Chesapeake Energy Corp. (a)	27,633	715,142
Chevron Corp.	92,452	11,232,918
Cimarex Energy Co.	4,123	397,457
Cobalt International Energy, Inc. (b)	13,133	326,486
Concho Resources, Inc. (b)	4,995	543,506
ConocoPhillips	58,312	4,053,267
CONSOL Energy, Inc.	10,904	366,920
Continental Resources, Inc. (b)	2,037	218,489
CVR Energy, Inc.	758	29,198
Denbury Resources, Inc. (b)	17,797	327,643
Devon Energy Corp.	19,363	1,118,407
Energen Corp.	3,444	263,087
EOG Resources, Inc.	12,976	2,196,577
EQT Corp.	7,175	636,566
Exxon Mobil Corp.	212,059	18,245,556
Golar LNG, Ltd. (a)	2,078	78,278
Gulfport Energy Corp. (b)	3,690	237,415
Hess Corp.	14,633	1,131,716
HollyFrontier Corp.	9,687	407,920
Kinder Morgan, Inc.	31,586	1,123,514
Kosmos Energy Ltd. (b)	4,786	49,200
Laredo Petroleum Holdings, Inc. (b)	2,008	59,597
Marathon Oil Corp.	33,805	1,179,118

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	171

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Marathon Petroleum Corp.	15,490	$996,317
Murphy Oil Corp. (a)	9,108	549,395
Newfield Exploration Co. (b)	6,460	176,810
Noble Energy, Inc.	17,104	1,146,139
Oasis Petroleum, Inc. (b)	4,463	219,267
Occidental Petroleum Corp.	38,423	3,594,087
PBF Energy, Inc. (a)	1,150	25,818
Peabody Energy Corp.	12,859	221,818
Phillips 66	29,533	1,707,598
Pioneer Natural Resources Co. (a)	6,514	1,229,843
QEP Resources, Inc.	8,549	236,722
Range Resources Corp.	7,777	590,197
SandRidge Energy, Inc. (b)	23,611	138,360
SM Energy Co. (a)	3,161	243,998
Southwestern Energy Co. (b)	16,765	609,911
Spectra Energy Corp.	31,916	1,092,485
Teekay Corp.	1,785	76,309
Tesoro Corp.	6,477	284,858
Ultra Petroleum Corp. (a)(b)	7,293	150,017
Valero Energy Corp.	26,010	888,242
Whiting Petroleum Corp. (b)	5,620	336,357
The Williams Cos., Inc.	32,559	1,183,845
World Fuel Services Corp. (a)	3,469	129,428
WPX Energy, Inc. (b)	9,549	183,914

		65,908,059
Paper & Forest Products — 0.1%
Domtar Corp.	1,579	125,404
International Paper Co.	21,216	950,477

		1,075,881
Personal Products — 0.2%
Avon Products, Inc. (a)	20,656	425,514
Coty, Inc., Class A (b)	2,724	44,156
The Estee Lauder Cos., Inc., Class A	11,046	772,115
Herbalife Ltd. (a)	4,066	283,685
Nu Skin Enterprises, Inc., Class A	2,786	266,732

		1,792,202
Pharmaceuticals — 5.1%
AbbVie, Inc.	75,532	3,378,546
Actavis, Inc. (b)	6,358	915,552
Allergan, Inc.	14,136	1,278,601
Bristol-Myers Squibb Co.	78,338	3,625,483
Eli Lilly & Co.	47,276	2,379,401
Endo Health Solutions, Inc. (b)	5,353	243,240
Forest Laboratories, Inc. (b)	12,718	544,203
Hospira, Inc. (b)	7,893	309,564
Jazz Pharmaceuticals PLC (b)	2,473	227,442
Johnson & Johnson	133,963	11,613,253
Mallinckrodt PLC (b)	2,811	123,937
Merck & Co., Inc. (a)	144,013	6,856,459
Mylan, Inc. (b)	18,175	693,740
Perrigo Co.	4,485	553,359
Pfizer, Inc.	318,973	9,157,715
Salix Pharmaceuticals Ltd. (b)	2,924	195,557
Warner Chilcott PLC, Class A	11,967	273,446
Zoetis, Inc.	23,844	742,025

		43,111,523
Professional Services — 0.3%
The Dun & Bradstreet Corp. (a)	1,905	197,834
Equifax, Inc.	5,749	344,078
IHS, Inc., Class A (b)	3,135	357,954
Manpower, Inc.	3,679	267,610
Nielsen Holdings NV (a)	10,417	379,700
Robert Half International, Inc.	6,655	259,745
Towers Watson & Co., Class A	3,109	332,539
Verisk Analytics, Inc., Class A (b)	7,218	468,881

		2,608,341
Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	3,406	217,473
American Campus Communities, Inc.	4,997	170,648
American Capital Agency Corp.	18,908	426,754
American Homes 4 Rent, Class A (b)	2,418	39,051
American Tower Corp.	18,862	1,398,240
Annaly Capital Management, Inc. (a)	45,182	523,208
Apartment Investment & Management Co., Class A	6,958	194,407
AvalonBay Communities, Inc.	6,170	784,145
BioMed Realty Trust, Inc.	8,885	165,172
Boston Properties, Inc.	7,237	773,635
Brandywine Realty Trust	7,516	99,061
BRE Properties, Inc.	3,676	186,594
Camden Property Trust	4,046	248,586
CBL & Associates Properties, Inc. (a)	7,778	148,560
Chimera Investment Corp.	49,007	148,981
CommonWealth REIT	5,649	123,770
Corporate Office Properties Trust	4,119	95,149
Corrections Corp. of America	5,494	189,818
DDR Corp. (a)	12,592	197,820
Digital Realty Trust, Inc. (a)	6,124	325,184
Douglas Emmett, Inc.	6,799	159,573
Duke Realty Corp.	15,341	236,865
Equity Lifestyle Properties, Inc.	3,976	135,860
Equity Residential	17,177	920,172
Essex Property Trust, Inc.	1,812	267,632
Extra Space Storage, Inc.	5,293	242,155
Federal Realty Investment Trust	3,112	315,712

172	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
General Growth Properties, Inc.	28,355	$546,968
Hatteras Financial Corp. (a)	4,756	88,985
HCP, Inc.	21,676	887,632
Health Care REIT, Inc.	13,571	846,559
Healthcare Trust of America, Inc., Class A (a)	5,246	55,188
Home Properties, Inc.	2,711	156,560
Hospitality Properties Trust	6,664	188,591
Host Hotels & Resorts, Inc.	35,518	627,603
Kilroy Realty Corp.	3,882	193,906
Kimco Realty Corp.	19,494	393,389
Liberty Property Trust	6,177	219,901
The Macerich Co.	6,558	370,133
Mack-Cali Realty Corp.	4,232	92,850
MFA Financial, Inc.	17,260	128,587
Mid-America Apartment Communities, Inc. (a)	2,042	127,625
National Retail Properties, Inc. (a)	5,645	179,624
Omega Healthcare Investors, Inc.	5,540	165,480
Piedmont Office Realty Trust, Inc., Class A (a)	7,998	138,845
Plum Creek Timber Co., Inc.	7,766	363,682
Post Properties, Inc.	2,611	117,547
Prologis, Inc.	23,761	893,889
Public Storage	6,829	1,096,396
Rayonier, Inc. (a)	6,010	334,456
Realty Income Corp.	8,570	340,657
Regency Centers Corp.	4,369	211,241
Retail Properties of America, Inc., Class A (a)	6,342	87,202
Senior Housing Properties Trust (a)	8,970	209,360
Simon Property Group, Inc.	14,787	2,191,877
SL Green Realty Corp.	3,823	339,635
Spirit Realty Capital, Inc.	17,654	162,064
Starwood Property Trust, Inc.	9,299	222,897
Tanger Factory Outlet Centers	4,503	147,023
Taubman Centers, Inc.	3,041	204,690
Two Harbors Investment Corp.	17,419	169,138
UDR, Inc.	11,958	283,405
Ventas, Inc.	13,982	859,893
Vornado Realty Trust	8,915	749,395
Weingarten Realty Investors (a)	5,809	170,378
Weyerhaeuser Co.	27,770	795,055
WP Carey, Inc.	2,738	177,149

		24,269,680
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	13,307	307,791
Forest City Enterprises, Inc., Class A (b)	7,534	142,694
The Howard Hughes Corp. (b)	1,884	211,705
Jones Lang LaSalle, Inc.	2,103	183,592
Realogy Holdings Corp. (b)	5,728	246,419
The St. Joe Co. (a)(b)	2,168	42,536

		1,134,737
Road & Rail — 1.0%
AMERCO	344	63,341
Avis Budget Group, Inc. (b)	5,138	148,128
Con-way, Inc. (a)	2,697	116,214
CSX Corp.	48,740	1,254,568
Genesee & Wyoming, Inc., Class A (b)	2,064	191,890
Hertz Global Holdings, Inc. (b)	16,517	366,017
JB Hunt Transport Services, Inc. (a)	4,361	318,048
Kansas City Southern	5,255	574,687
Landstar System, Inc. (a)	2,226	124,611
Norfolk Southern Corp.	15,027	1,162,338
Old Dominion Freight Line, Inc. (b)	3,385	155,676
Ryder System, Inc.	2,476	147,817
Union Pacific Corp. (a)	22,262	3,458,179

		8,081,514
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc. (a)(b)	29,026	110,299
Altera Corp.	15,268	567,359
Analog Devices, Inc.	14,697	691,494
Applied Materials, Inc.	57,307	1,005,165
Atmel Corp. (b)	20,442	152,088
Avago Technologies Ltd.	11,737	506,099
Broadcom Corp., Class A (a)	27,232	708,304
Cree, Inc. (b)	5,624	338,509
Fairchild Semiconductor International, Inc. (b)	6,026	83,701
First Solar, Inc. (a)(b)	3,240	130,280
Freescale Semiconductor, Ltd. (a)(b)	2,708	45,088
Intel Corp. (a)	237,080	5,433,874
KLA-Tencor Corp. (a)	7,911	481,384
Lam Research Corp. (b)	7,760	397,234
Linear Technology Corp.	11,124	441,178
LSI Corp.	26,209	204,954
Marvell Technology Group Ltd.	18,817	216,396
Maxim Integrated Products, Inc.	13,882	413,684
Microchip Technology, Inc. (a)	9,402	378,807
Micron Technology, Inc. (b)	49,128	858,266
NVIDIA Corp. (a)	27,562	428,865
ON Semiconductor Corp. (b)	21,497	156,928
Silicon Laboratories, Inc. (b)	2,008	85,762
Skyworks Solutions, Inc. (b)	9,118	226,491
Teradyne, Inc. (a)(b)	9,092	150,200
Texas Instruments, Inc.	52,898	2,130,202
Xilinx, Inc.	12,584	589,686

		16,932,297

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	173

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software — 3.5%
Activision Blizzard, Inc.	20,401	$340,085
Adobe Systems, Inc. (b)	23,939	1,243,392
ANSYS, Inc. (b)	4,445	384,581
Autodesk, Inc. (b)	10,702	440,601
CA, Inc.	15,639	464,009
Cadence Design Systems, Inc. (b)	13,496	182,196
Citrix Systems, Inc. (b)	8,924	630,124
Compuware Corp.	10,223	114,498
Concur Technologies, Inc. (b)	2,225	245,862
Electronic Arts, Inc. (b)	14,433	368,763
FactSet Research Systems, Inc. (a)	2,098	228,892
Fortinet, Inc. (b)	6,478	131,244
Informatica Corp. (b)	5,154	200,851
Intuit, Inc.	14,161	939,016
MICROS Systems, Inc. (b)	3,751	187,325
Microsoft Corp. (a)	398,286	13,266,907
NetSuite, Inc. (b)	1,671	180,368
Nuance Communications, Inc. (b)	12,467	233,070
Oracle Corp.	169,329	5,616,643
Red Hat, Inc. (b)	9,042	417,198
Rovi Corp. (b)	4,876	93,473
Salesforce.com, Inc. (b)	28,135	1,460,488
ServiceNow, Inc. (b)	3,765	195,592
SolarWinds, Inc. (b)	3,131	109,773
Solera Holdings, Inc.	3,286	173,731
Splunk, Inc. (b)	4,894	293,836
Symantec Corp.	33,224	822,294
Synopsys, Inc. (b)	7,333	276,454
Tableau Software, Inc., Class A (b)	460	32,770
TIBCO Software, Inc. (b)	7,826	200,267
VMware, Inc., Class A (b)	4,078	329,910
Workday, Inc., Class A (b)	1,768	143,084
Zynga, Inc., Class A (b)	28,088	103,364

		30,050,661
Specialty Retail — 2.4%
Aaron’s, Inc.	3,641	100,856
Abercrombie & Fitch Co., Class A (a)	3,737	132,178
Advance Auto Parts, Inc.	3,480	287,726
American Eagle Outfitters, Inc.	9,196	128,652
Ascena Retail Group, Inc. (b)	6,122	122,011
AutoNation, Inc. (b)	2,429	126,721
AutoZone, Inc. (b)	1,692	715,259
Bed Bath & Beyond, Inc. (b)	10,425	806,478
Best Buy Co., Inc.	13,024	488,400
Cabela’s, Inc. (b)	2,267	142,889
CarMax, Inc. (b)	10,710	519,114
Chico’s FAS, Inc.	7,752	129,148
CST Brands, Inc. (a)	2,846	84,811
Dick’s Sporting Goods, Inc. (a)	4,712	251,527
DSW, Inc., Class A	1,699	144,959
Foot Locker, Inc.	7,160	243,010
GameStop Corp., Class A (a)	5,668	281,416
The Gap, Inc.	13,315	536,328
GNC Holdings, Inc., Class A	4,689	256,160
Guess?, Inc. (a)	2,799	83,550
The Home Depot, Inc.	69,669	5,284,394
L Brands, Inc. (a)	11,447	699,412
Lowe’s Cos., Inc.	51,914	2,471,626
Murphy USA, Inc. (b)	2,294	92,655
O’Reilly Automotive, Inc. (b)	5,269	672,272
PetSmart, Inc. (a)	4,927	375,733
Ross Stores, Inc.	10,483	763,162
Sally Beauty Holdings, Inc. (b)	8,097	211,817
Signet Jewelers Ltd.	3,857	276,354
Staples, Inc. (a)	31,664	463,878
Tiffany & Co.	5,328	408,231
TJX Cos., Inc.	34,328	1,935,756
Tractor Supply Co. (a)	6,656	447,083
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	3,037	362,800
Urban Outfitters, Inc. (b)	5,133	188,740
Williams-Sonoma, Inc.	4,659	261,836

		20,496,942
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc. (a)	2,826	214,465
Coach, Inc. (a)	13,401	730,756
Deckers Outdoor Corp. (b)	1,656	109,163
Fossil Group, Inc. (b)	2,453	285,137
Hanesbrands, Inc.	4,700	292,857
Michael Kors Holdings Ltd. (b)	9,610	716,137
NIKE, Inc., Class B	33,781	2,453,852
PVH Corp.	3,865	458,737
Ralph Lauren Corp.	2,861	471,293
Under Armour, Inc., Class A (a)(b)	3,993	317,244
VF Corp.	4,176	831,233

		6,880,874
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	25,201	228,069
Nationstar Mortgage Holdings, Inc. (a)(b)	1,016	57,130
New York Community Bancorp, Inc. (a)	21,025	317,688
Ocwen Financial Corp. (b)	4,942	275,615
People’s United Financial, Inc. (a)	15,124	217,483
TFS Financial Corp. (b)	3,803	45,522
Washington Federal, Inc.	4,997	103,338

		1,244,845
Tobacco — 1.4%
Altria Group, Inc.	95,798	3,290,661
Lorillard, Inc.	18,016	806,757
Philip Morris International, Inc.	78,002	6,754,193

174	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Tobacco (concluded)
Reynolds American, Inc.	15,032	$733,261

		11,584,872
Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,320	91,831
Fastenal Co. (a)	14,149	710,987
GATX Corp.	2,243	106,588
HD Supply Holdings, Inc. (b)	2,931	64,394
MRC Global, Inc. (b)	3,981	106,691
MSC Industrial Direct Co., Inc., Class A	2,255	183,444
United Rentals, Inc. (b)	4,494	261,955
W.W. Grainger, Inc.	2,812	735,929
WESCO International, Inc. (b)	2,104	161,019

		2,422,838
Water Utilities — 0.1%
American Water Works Co., Inc.	8,475	349,848
Aqua America, Inc. (a)	8,390	207,485

		557,333
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp. (b)	14,011	1,023,223
SBA Communications Corp., Class A (a)(b)	6,085	489,599
Sprint Corp. (b)	40,581	252,008
T-Mobile US, Inc. (b)	8,216	213,370
Telephone & Data Systems, Inc.	4,504	133,093
United States Cellular Corp. (a)	622	28,320

		2,139,613
Total Common Stocks — 97.8%		827,725,116
Investment Companies
United States — 0.7%
iShares Russell 1000 ETF (a)(c)	65,786	6,195,068
Total Long-Term Investments (Cost — $704,099,763) — 98.5%		833,920,184

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	70,626,513	70,626,513
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)(e)	11,520,830	11,520,830

Total Short-Term Securities (Cost — $82,147,343) — 9.7%		82,147,343
Total Investments (Cost — $786,247,106*) — 108.2%		916,067,527
Liabilities in Excess of Other Assets — (8.2)%		(69,266,092)

Net Assets — 100.0%		$846,801,435

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$789,485,523

Gross unrealized appreciation	$133,337,520
Gross unrealized depreciation	(6,755,516)

Net unrealized appreciation	$126,582,004

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased		Shares Sold	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	42,319,496	28,307,017	[1]	—	70,626,513	$70,626,513	$130,925	—
BlackRock Cash Funds: Prime, SL Agency Shares	7,785,846	3,734,984	[1]	—	11,520,830	$11,520,830	$22,263	—
BlackRock, Inc.	3,688	2,929		(390)	6,227	$1,685,151	$28,872	$31,271

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	175

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio

Affiliate	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
iShares Russell 1000 ETF	86,286	4,500	(25,000)	65,786	$6,195,068	$78,963	$71,180
PNC Financial Services Group, Inc.	15,313	11,784	(1,847)	25,250	$1,829,362	$27,387	$14,261

[1]	Represents net shares activity.
(d)	Represents the current yield as of report date.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio‘s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
111	S&P 500 E-Mini Index	Chicago Mercantile	December 2013	$9,292,365	$(59,683)
9	S&P MidCap 400 E-Mini	Chicago Mercantile	December 2013	$1,116,540	2,625
Total					$(57,058)

•

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

176	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments: [1]
Common Stocks	$827,725,116	—	—	$827,725,116
Investment Companies	6,195,068	—	—	6,195,068
Short-Term Securities:
Money Market Funds	82,147,343	—	—	82,147,343

Total	$916,067,527	—	—	$916,067,527

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$2,625	—	—	$2,625
Liabilities:
Equity contracts	(59,683)	—	—	(59,683)

Total	$(57,058)	—	—	$(57,058)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $65,709,274 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	177

Schedule of Investments September 30, 2013 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
The Boeing Co.	221,565	$26,033,887
General Dynamics Corp.	106,082	9,284,297
Honeywell International, Inc.	250,593	20,809,243
L-3 Communications Holdings, Inc.	28,578	2,700,621
Lockheed Martin Corp.	86,046	10,975,167
Northrop Grumman Corp.	73,459	6,997,704
Precision Castparts Corp.	46,453	10,555,980
Raytheon Co.	102,991	7,937,516
Rockwell Collins, Inc.	43,074	2,923,002
Textron, Inc.	89,637	2,474,878
United Technologies Corp.	269,460	29,053,177

		129,745,472
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	50,855	3,028,924
Expeditors International of Washington, Inc.	65,870	2,902,232
FedEx Corp.	94,843	10,822,535
United Parcel Service, Inc., Class B	230,620	21,071,749

		37,825,440
Airlines — 0.2%
Delta Air Lines, Inc.	274,007	6,463,825
Southwest Airlines Co.	225,316	3,280,601

		9,744,426
Auto Components — 0.4%
BorgWarner, Inc.	36,576	3,708,441
Delphi Automotive PLC	90,082	5,262,590
Goodyear Tire & Rubber Co. (a)	78,516	1,762,684
Johnson Controls, Inc.	218,473	9,066,630

		19,800,345
Automobiles — 0.8%
Ford Motor Co.	1,257,870	21,220,267
General Motors Co. (a)	300,414	10,805,892
Harley-Davidson, Inc.	71,181	4,572,667

		36,598,826
Beverages — 2.2%
Beam, Inc.	51,729	3,344,280
Brown-Forman Corp., Class B	51,841	3,531,927
Coca-Cola Co.	1,217,207	46,107,801
Coca-Cola Enterprises, Inc.	79,325	3,189,658
Constellation Brands, Inc., Class A (a)(b)	52,988	3,041,511
Dr Pepper Snapple Group, Inc.	65,053	2,915,676
Molson Coors Brewing Co., Class B	50,414	2,527,254
Monster Beverage Corp. (a)	43,254	2,260,022
PepsiCo, Inc.	492,322	39,139,599

		106,057,728
Common Stocks
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc. (a)	62,454	7,254,657
Amgen, Inc.	240,528	26,924,704
Biogen Idec, Inc. (a)(b)	75,887	18,270,554
Celgene Corp. (a)	131,285	20,208,700
Gilead Sciences, Inc. (a)	488,609	30,704,190
Regeneron Pharmaceuticals, Inc. (a)(b)	24,898	7,789,837
Vertex Pharmaceuticals, Inc. (a)	74,293	5,632,895

		116,785,537
Building Products — 0.1%
Masco Corp.	114,000	2,425,920
Capital Markets — 2.1%
Ameriprise Financial, Inc.	63,141	5,750,882
Bank of New York Mellon Corp.	367,222	11,086,432
BlackRock, Inc. (c)	40,199	10,878,653
The Charles Schwab Corp.	369,302	7,807,044
E*Trade Financial Corp. (a)	91,758	1,514,007
Franklin Resources, Inc.	129,745	6,558,610
The Goldman Sachs Group, Inc.	133,327	21,093,665
Invesco Ltd.	141,459	4,512,542
Legg Mason, Inc.	34,603	1,157,124
Morgan Stanley	443,848	11,961,704
Northern Trust Corp.	72,020	3,917,168
State Street Corp.	142,346	9,359,250
T Rowe Price Group, Inc.	83,082	5,976,088

		101,573,169
Chemicals — 2.6%
Air Products & Chemicals, Inc.	66,952	7,135,075
Airgas, Inc.	21,143	2,242,215
CF Industries Holdings, Inc.	18,277	3,853,340
The Dow Chemical Co.	386,419	14,838,490
E.I. du Pont de Nemours & Co.	294,845	17,266,123
Eastman Chemical Co.	49,215	3,833,848
Ecolab, Inc.	86,566	8,549,258
FMC Corp.	43,569	3,124,769
International Flavors & Fragrances, Inc.	26,065	2,145,149
LyondellBasell Industries NV, Class A	143,069	10,476,943
Monsanto Co.	170,215	17,765,340
The Mosaic Co.	108,810	4,681,006
PPG Industries, Inc.	45,609	7,619,439
Praxair, Inc.	94,152	11,318,012
The Sherwin-Williams Co.	27,851	5,073,895
Sigma-Aldrich Corp.	38,363	3,272,364

		123,195,266
Commercial Banks — 2.8%
BB&T Corp.	224,781	7,586,359
Comerica, Inc.	58,999	2,319,251

178	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Banks (concluded)
Fifth Third Bancorp	283,304	$5,110,804
Huntington Bancshares, Inc.	264,638	2,185,910
KeyCorp	290,780	3,314,892
M&T Bank Corp.	41,537	4,648,821
The PNC Financial Services Group, Inc. (c)	169,718	12,296,069
Regions Financial Corp.	445,409	4,124,487
SunTrust Banks, Inc.	171,989	5,575,883
US Bancorp	587,126	21,477,069
Wells Fargo & Co.	1,542,637	63,741,761
Zions BanCorporation	58,747	1,610,843

	133,992,149
Commercial Services & Supplies — 0.4%
The ADT Corp.	63,799	2,594,067
Cintas Corp.	32,762	1,677,415
Iron Mountain, Inc.	54,213	1,464,835
Pitney Bowes, Inc.	64,533	1,173,855
Republic Services, Inc.	86,769	2,894,614
Stericycle, Inc. (a)	27,446	3,167,269
Waste Management, Inc.	139,250	5,742,670

	18,714,725
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,711,759	40,089,396
F5 Networks, Inc. (a)(b)	24,977	2,142,028
Harris Corp.	34,190	2,027,467
JDS Uniphase Corp. (a)	75,758	1,114,400
Juniper Networks, Inc. (a)	161,924	3,215,811
Motorola Solutions, Inc.	75,503	4,483,368
QUALCOMM, Inc.	547,615	36,887,346

	89,959,816
Computers & Peripherals — 4.0%
Apple, Inc.	290,031	138,272,279
Dell, Inc.	468,370	6,449,455
EMC Corp.	664,232	16,977,770
Hewlett-Packard Co.	613,673	12,874,860
NetApp, Inc.	108,528	4,625,463
SanDisk Corp.	76,793	4,569,951
Seagate Technology PLC	99,176	4,337,958
Western Digital Corp.	67,384	4,272,146

	192,379,882
Construction & Engineering — 0.2%
Fluor Corp.	52,013	3,690,843
Jacobs Engineering Group, Inc. (a)	41,929	2,439,429
Quanta Services, Inc. (a)(b)	68,147	1,874,724

	8,004,996
Construction Materials — 0.0%
Vulcan Materials Co.	41,527	2,151,514
Common Stocks
Consumer Finance — 1.0%
American Express Co.	296,178	22,367,363
Capital One Financial Corp.	186,833	12,842,900
Discover Financial Services	154,504	7,808,632
SLM Corp.	139,173	3,465,408

	46,484,303
Containers & Packaging — 0.2%
Avery Dennison Corp.	31,267	1,360,740
Ball Corp.	46,386	2,081,804
Bemis Co., Inc.	32,809	1,279,879
Owens-Illinois, Inc. (a)	52,450	1,574,549
Sealed Air Corp.	62,607	1,702,284

	7,999,256
Distributors — 0.1%
Genuine Parts Co.	49,464	4,001,143
Diversified Consumer Services — 0.0%
H&R Block, Inc.	87,522	2,333,337
Diversified Financial Services — 3.7%
Bank of America Corp.	3,429,571	47,328,080
Citigroup, Inc.	970,886	47,097,680
CME Group, Inc.	100,356	7,414,301
IntercontinentalExchange, Inc. (a)(b)	23,242	4,216,564
JPMorgan Chase & Co.	1,201,670	62,114,322
Leucadia National Corp.	99,966	2,723,074
Moody’s Corp.	61,892	4,352,864
The NASDAQ OMX Group, Inc.	36,797	1,180,816
NYSE Euronext	77,587	3,257,102

	179,684,803
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,695,604	57,345,327
CenturyLink, Inc.	191,702	6,015,609
Frontier Communications Corp. (b)	319,295	1,331,460
Verizon Communications, Inc.	913,623	42,629,649
Windstream Holdings, Inc. (b)	189,003	1,512,024

	108,834,069
Electric Utilities — 1.7%
American Electric Power Co., Inc.	155,346	6,734,249
Duke Energy Corp.	225,323	15,047,070
Edison International	103,971	4,788,904
Entergy Corp.	56,881	3,594,310
Exelon Corp.	273,376	8,102,865
FirstEnergy Corp.	133,451	4,864,289
NextEra Energy, Inc.	135,603	10,869,936
Northeast Utilities	100,425	4,142,531
Pepco Holdings, Inc.	79,526	1,468,050
Pinnacle West Capital Corp.	35,144	1,923,783
PPL Corp.	201,589	6,124,274
The Southern Co.	278,933	11,486,461

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	179

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Xcel Energy, Inc.	158,760	$4,383,364

		83,530,086
Electrical Equipment — 0.8%
AMETEK, Inc.	78,024	3,590,665
Eaton Corp. PLC	151,256	10,412,463
Emerson Electric Co.	228,157	14,761,758
Rockwell Automation, Inc.	44,297	4,737,121
Roper Industries, Inc.	31,683	4,209,720

		37,711,727
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	50,785	3,929,743
Corning, Inc.	466,096	6,800,341
FLIR Systems, Inc.	45,398	1,425,497
Jabil Circuit, Inc.	58,801	1,274,806
Molex, Inc.	43,876	1,690,104
TE Connectivity Ltd.	132,076	6,838,895

		21,959,386
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	141,491	6,947,208
Cameron International Corp. (a)	78,539	4,584,321
Diamond Offshore Drilling, Inc.	22,166	1,381,385
Ensco PLC, Class A	74,615	4,010,556
FMC Technologies, Inc. (a)	75,614	4,190,528
Halliburton Co.	270,009	13,000,933
Helmerich & Payne, Inc.	34,000	2,344,300
Nabors Industries Ltd.	82,769	1,329,270
National Oilwell Varco, Inc.	136,453	10,658,344
Noble Corp.	80,872	3,054,536
Rowan Cos. PLC, Class A (a)	39,603	1,454,222
Schlumberger Ltd.	422,455	37,328,124

		90,283,727
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	139,432	16,051,412
CVS Caremark Corp.	392,195	22,257,066
The Kroger Co.	165,521	6,677,117
Safeway, Inc.	77,030	2,464,190
Sysco Corp.	187,768	5,976,655
Wal-Mart Stores, Inc.	519,620	38,431,095
Walgreen Co.	277,600	14,934,880
Whole Foods Market, Inc.	118,967	6,959,570

		113,751,985
Food Products — 1.6%
Archer-Daniels-Midland Co.	210,377	7,750,289
Campbell Soup Co.	57,023	2,321,406
ConAgra Foods, Inc.	134,670	4,085,888
General Mills, Inc.	204,846	9,816,220
The Hershey Co.	47,732	4,415,210
Hormel Foods Corp.	42,951	1,809,096
The J.M. Smucker Co.	33,542	3,523,252
Kellogg Co.	82,194	4,827,254
Kraft Foods Group, Inc.	190,087	9,968,162
McCormick & Co., Inc.	42,124	2,725,423
Mead Johnson Nutrition Co.	64,610	4,797,938
Mondelez International, Inc., Class A	568,563	17,864,249
Tyson Foods, Inc., Class A	88,763	2,510,218

		76,414,605
Gas Utilities — 0.1%
AGL Resources, Inc.	37,807	1,740,256
ONEOK, Inc.	65,799	3,508,403

		5,248,659
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	173,249	11,380,727
Becton Dickinson & Co.	62,026	6,203,840
Boston Scientific Corp. (a)	428,540	5,031,060
C.R. Bard, Inc.	25,249	2,908,685
CareFusion Corp. (a)	68,387	2,523,480
Covidien PLC	146,821	8,947,272
DENTSPLY International, Inc.	45,492	1,974,808
Edwards Lifesciences Corp. (a)(b)	35,885	2,498,672
Intuitive Surgical, Inc. (a)	12,672	4,768,093
Medtronic, Inc.	318,401	16,954,853
St Jude Medical, Inc.	91,640	4,915,570
Stryker Corp.	94,195	6,366,640
Varian Medical Systems, Inc. (a)(b)	34,342	2,566,378
Zimmer Holdings, Inc.	54,099	4,443,692

		81,483,770
Health Care Providers & Services — 2.0%
Aetna, Inc.	118,761	7,603,079
AmerisourceBergen Corp.	73,788	4,508,447
Cardinal Health, Inc.	108,334	5,649,618
Cigna Corp.	90,332	6,942,917
DaVita HealthCare Partners, Inc. (a)(b)	56,292	3,203,015
Express Scripts Holding Co. (a)	259,898	16,056,498
Humana, Inc.	49,981	4,664,727
Laboratory Corp. of America Holdings (a)	28,744	2,849,680
McKesson Corp.	72,969	9,361,923
Patterson Cos., Inc.	26,553	1,067,431
Quest Diagnostics, Inc. (b)	48,457	2,994,158
Tenet Healthcare Corp. (a)	32,391	1,334,185
UnitedHealth Group, Inc.	324,619	23,245,967
WellPoint, Inc.	95,418	7,977,899

		97,459,544

180	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Technology — 0.1%
Cerner Corp. (a)(b)	94,252	$4,952,943
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	139,833	4,564,149
Chipotle Mexican Grill, Inc. (a)(b)	9,854	4,224,410
Darden Restaurants, Inc.	41,546	1,923,164
International Game Technology	83,270	1,576,301
Marriott International, Inc., Class A	72,546	3,051,285
McDonald’s Corp.	319,113	30,701,862
Starbucks Corp.	239,915	18,466,258
Starwood Hotels & Resorts Worldwide, Inc.	62,271	4,137,908
Wyndham Worldwide Corp.	42,494	2,590,859
Wynn Resorts Ltd.	25,838	4,082,662
Yum! Brands, Inc.	142,429	10,168,006

		85,486,864
Household Durables — 0.3%
D.R. Horton, Inc.	90,817	1,764,574
Garmin Ltd.	39,340	1,777,775
Harman International Industries, Inc.	21,743	1,440,039
Leggett & Platt, Inc.	45,403	1,368,900
Lennar Corp., Class A	53,060	1,878,324
Newell Rubbermaid, Inc.	91,978	2,529,395
PulteGroup, Inc.	111,723	1,843,429
Whirlpool Corp.	25,290	3,703,468

		16,305,904
Household Products — 2.0%
The Clorox Co.	41,615	3,400,778
Colgate-Palmolive Co.	281,310	16,681,683
Kimberly-Clark Corp.	122,315	11,524,519
The Procter & Gamble Co.	874,372	66,093,780

		97,700,760
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	196,352	2,609,518
NRG Energy, Inc.	103,006	2,815,154

		5,424,672
Industrial Conglomerates — 2.5%
3M Co.	207,265	24,749,514
Danaher Corp.	191,006	13,240,536
General Electric Co.	3,251,056	77,667,728
Tyco International Ltd.	147,670	5,165,496

		120,823,274
Insurance — 4.4%
ACE Ltd.	108,556	10,156,499
Aflac, Inc.	148,447	9,202,230
The Allstate Corp.	147,915	7,477,103
American International Group, Inc.	471,370	22,922,723
Aon PLC	98,196	7,309,710
Assurant, Inc.	23,897	1,292,828
Berkshire Hathaway, Inc., Class B (a)	574,645	65,227,954
The Chubb Corp.	81,550	7,279,153
Cincinnati Financial Corp.	47,079	2,220,246
Genworth Financial, Inc., Class A (a)	157,623	2,015,998
Hartford Financial Services Group, Inc.	145,331	4,522,701
Lincoln National Corp.	84,392	3,543,620
Loews Corp.	97,641	4,563,740
Marsh & McLennan Cos., Inc.	175,467	7,641,588
MetLife, Inc.	357,450	16,782,277
Principal Financial Group, Inc.	87,460	3,745,037
The Progressive Corp.	176,674	4,810,833
Prudential Financial, Inc.	148,482	11,578,626
Torchmark Corp.	29,279	2,118,336
Travelers Cos., Inc.	119,205	10,105,008
Unum Group	84,248	2,564,509
XL Group PLC	91,301	2,813,897

		209,894,616
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	118,138	36,934,664
Expedia, Inc.	34,346	1,778,779
Netflix, Inc. (a)(b)	18,803	5,814,076
priceline.com, Inc. (a)(b)	16,442	16,622,040
TripAdvisor, Inc. (a)(b)	35,640	2,702,938

		63,852,497
Internet Software & Services — 2.4%
Akamai Technologies, Inc. (a)(b)	56,830	2,938,111
eBay, Inc. (a)	372,002	20,753,991
Google, Inc., Class A (a)	89,303	78,221,391
VeriSign, Inc. (a)	43,048	2,190,713
Yahoo!, Inc. (a)	303,031	10,048,508

		114,152,714
IT Services — 3.6%
Accenture PLC, Class A	205,904	15,162,771
Automatic Data Processing, Inc.	154,113	11,154,699
Cognizant Technology Solutions Corp., Class A (a)	96,207	7,900,519
Computer Sciences Corp.	47,205	2,442,387
Fidelity National Information Services, Inc.	93,318	4,333,688
Fiserv, Inc. (a)	41,511	4,194,687
International Business Machines Corp.	328,718	60,871,999
Mastercard, Inc., Class A	33,114	22,278,437
Paychex, Inc.	103,921	4,223,349
Teradata Corp. (a)(b)	52,092	2,887,980

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	181

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Total System Services, Inc.	53,300	$1,568,086
Visa, Inc., Class A	164,782	31,489,840
The Western Union Co.	176,097	3,285,970

		171,794,412
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	36,816	1,735,506
Mattel, Inc.	109,990	4,604,182

		6,339,688
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	105,563	5,410,104
Life Technologies Corp. (a)	55,089	4,122,310
PerkinElmer, Inc.	35,825	1,352,394
Thermo Fisher Scientific, Inc.	115,121	10,608,400
Waters Corp. (a)(b)	27,187	2,887,531

		24,380,739
Machinery — 1.8%
Caterpillar, Inc.	203,087	16,931,363
Cummins, Inc.	55,573	7,383,985
Deere & Co.	122,198	9,945,695
Dover Corp.	54,490	4,894,837
Flowserve Corp.	44,858	2,798,691
Illinois Tool Works, Inc.	131,519	10,030,954
Ingersoll-Rand PLC	86,452	5,614,193
Joy Global, Inc.	33,976	1,734,135
PACCAR, Inc.	113,049	6,292,307
Pall Corp.	35,671	2,748,094
Parker Hannifin Corp.	47,626	5,177,899
Pentair Ltd., Registered Shares	63,547	4,126,742
Snap-on, Inc.	18,580	1,848,710
Stanley Black & Decker, Inc.	51,137	4,631,478
Xylem, Inc.	59,082	1,650,160

		85,809,243
Media — 3.8%
Cablevision Systems Corp., Class A	68,178	1,148,117
CBS Corp., Class B	179,531	9,902,930
Comcast Corp., Special Class A	834,934	37,697,270
DIRECTV (a)	162,964	9,737,099
Discovery Communications, Inc., Class A (a)	73,742	6,225,300
Gannett Co., Inc.	73,171	1,960,251
The Interpublic Group of Cos., Inc.	134,653	2,313,339
McGraw-Hill Financial, Inc.	87,819	5,760,048
News Corp., Class A (a)	158,945	2,552,657
Omnicom Group, Inc.	82,153	5,211,786
Scripps Networks Interactive, Inc., Class A	34,960	2,730,726
Time Warner Cable, Inc.	91,261	10,184,728
Time Warner, Inc.	293,756	19,332,082
Twenty-First Century Fox, Inc.	634,025	21,239,837
Viacom, Inc., Class B	138,530	11,578,337
The Walt Disney Co.	530,438	34,207,947
The Washington Post Co., Class B	1,395	852,833

		182,635,287
Metals & Mining — 0.5%
Alcoa, Inc.	341,520	2,773,142
Allegheny Technologies, Inc.	34,429	1,050,773
Cliffs Natural Resources, Inc. (b)	48,825	1,000,913
Freeport-McMoRan Copper & Gold, Inc.	331,413	10,963,142
Newmont Mining Corp.	158,798	4,462,224
Nucor Corp.	101,532	4,977,099
United States Steel Corp. (b)	46,258	952,452

		26,179,745
Multi-Utilities — 1.2%
Ameren Corp.	77,498	2,700,030
CenterPoint Energy, Inc.	136,821	3,279,599
CMS Energy Corp.	84,907	2,234,752
Consolidated Edison, Inc.	93,457	5,153,219
Dominion Resources, Inc.	184,890	11,551,927
DTE Energy Co.	55,893	3,687,820
Integrys Energy Group, Inc.	25,454	1,422,624
NiSource, Inc.	99,711	3,080,073
PG&E Corp.	142,225	5,819,847
Public Service Enterprise Group, Inc.	161,441	5,316,252
SCANA Corp.	44,743	2,059,968
Sempra Energy	72,546	6,209,938
TECO Energy, Inc.	65,222	1,078,772
Wisconsin Energy Corp.	72,633	2,932,921

		56,527,742
Multiline Retail — 0.7%
Dollar General Corp. (a)	95,011	5,364,321
Dollar Tree, Inc. (a)	71,246	4,072,421
Family Dollar Stores, Inc.	30,874	2,223,546
J.C. Penney Co., Inc. (a)(b)	61,078	538,708
Kohl’s Corp.	65,129	3,370,426
Macy’s, Inc.	120,179	5,200,145
Nordstrom, Inc.	46,092	2,590,370
Target Corp.	201,530	12,893,890

		36,253,827
Office Electronics — 0.1%
Xerox Corp.	369,680	3,804,007
Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	160,514	14,926,197
Apache Corp.	128,948	10,978,633
Cabot Oil & Gas Corp.	134,366	5,014,539
Chesapeake Energy Corp.	161,669	4,183,994

182	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Chevron Corp.	616,776	$74,938,284
ConocoPhillips	390,406	27,137,121
CONSOL Energy, Inc.	73,033	2,457,561
Denbury Resources, Inc. (a)(b)	118,975	2,190,330
Devon Energy Corp.	121,880	7,039,789
EOG Resources, Inc.	86,955	14,719,742
EQT Corp.	48,050	4,262,996
Exxon Mobil Corp.	1,405,239	120,906,764
Hess Corp.	92,063	7,120,152
Kinder Morgan, Inc.	214,881	7,643,317
Marathon Oil Corp.	226,493	7,900,076
Marathon Petroleum Corp.	99,993	6,431,550
Murphy Oil Corp.	56,137	3,386,184
Newfield Exploration Co. (a)	43,381	1,187,338
Noble Energy, Inc.	114,620	7,680,686
Occidental Petroleum Corp.	257,211	24,059,517
Peabody Energy Corp.	86,240	1,487,640
Phillips 66	195,034	11,276,866
Pioneer Natural Resources Co.	44,218	8,348,358
QEP Resources, Inc.	57,157	1,582,677
Range Resources Corp.	52,133	3,956,373
Southwestern Energy Co. (a)(b)	112,191	4,081,509
Spectra Energy Corp.	213,758	7,316,936
Tesoro Corp.	43,190	1,899,496
Valero Energy Corp.	173,020	5,908,633
The Williams Cos., Inc.	218,179	7,932,988
WPX Energy, Inc. (a)(b)	64,103	1,234,624

		409,190,870
Paper & Forest Products — 0.2%
International Paper Co.	142,320	6,375,936
MeadWestvaco Corp.	56,617	2,172,960

		8,548,896
Personal Products — 0.2%
Avon Products, Inc.	138,331	2,849,619
Estee Lauder Cos., Inc., Class A	81,594	5,703,420

		8,553,039
Pharmaceuticals — 6.2%
Abbott Laboratories	496,233	16,469,973
AbbVie, Inc.	506,196	22,642,147
Actavis, Inc. (a)	55,314	7,965,216
Allergan, Inc.	94,786	8,573,394
Bristol-Myers Squibb Co.	525,638	24,326,527
Eli Lilly & Co.	316,469	15,927,885
Forest Laboratories, Inc. (a)(b)	75,471	3,229,404
Hospira, Inc. (a)(b)	52,887	2,074,228
Johnson & Johnson	899,689	77,994,039
Merck & Co., Inc.	934,297	44,481,880
Mylan, Inc. (a)	121,958	4,655,137
Perrigo Co.	30,025	3,704,485
Pfizer, Inc.	2,113,611	60,681,772
Zoetis, Inc.	159,701	4,969,895

		297,695,982
Professional Services — 0.2%
The Dun & Bradstreet Corp.	12,367	1,284,313
Equifax, Inc.	38,680	2,314,998
Nielsen Holdings NV	68,558	2,498,939
Robert Half International, Inc.	44,364	1,731,527

		7,829,777
Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	126,136	9,350,462
Apartment Investment & Management Co., Class A (b)	46,525	1,299,909
AvalonBay Communities, Inc. (b)	38,815	4,932,998
Boston Properties, Inc. (b)	48,673	5,203,144
Equity Residential	106,940	5,728,776
HCP, Inc.	145,233	5,947,291
Health Care REIT, Inc. (b)	91,580	5,712,760
Host Hotels & Resorts, Inc.	239,581	4,233,396
Kimco Realty Corp. (b)	130,658	2,636,678
The Macerich Co.	44,909	2,534,664
Plum Creek Timber Co., Inc.	52,021	2,436,143
Prologis, Inc.	159,243	5,990,722
Public Storage	46,112	7,403,282
Simon Property Group, Inc.	99,084	14,687,221
Ventas, Inc.	93,575	5,754,863
Vornado Realty Trust	55,490	4,664,489
Weyerhaeuser Co.	186,531	5,340,383

		93,857,181
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	88,434	2,045,478
Road & Rail — 0.9%
CSX Corp.	325,185	8,370,262
Kansas City Southern	35,170	3,846,191
Norfolk Southern Corp.	99,564	7,701,275
Ryder System, Inc.	16,747	999,796
Union Pacific Corp.	148,099	23,005,699

		43,923,223
Semiconductors & Semiconductor Equipment — 2.0%
Altera Corp.	102,059	3,792,512
Analog Devices, Inc.	99,241	4,669,289
Applied Materials, Inc.	384,155	6,738,079
Broadcom Corp., Class A	175,513	4,565,093
First Solar, Inc. (a)(b)	22,198	892,582
Intel Corp.	1,590,384	36,451,601
KLA-Tencor Corp.	52,885	3,218,052
Lam Research Corp. (a)	52,136	2,668,842
Linear Technology Corp.	74,487	2,954,154
LSI Corp.	174,608	1,365,435

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	183

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Microchip Technology, Inc.	62,976	$2,537,303
Micron Technology, Inc. (a)	331,677	5,794,397
NVIDIA Corp.	184,562	2,871,785
Teradyne, Inc. (a)(b)	61,105	1,009,455
Texas Instruments, Inc.	351,619	14,159,697
Xilinx, Inc.	85,068	3,986,286

		97,674,562
Software — 3.4%
Adobe Systems, Inc. (a)	149,082	7,743,319
Autodesk, Inc. (a)	71,142	2,928,916
CA, Inc.	104,665	3,105,411
Citrix Systems, Inc. (a)	59,855	4,226,362
Electronic Arts, Inc. (a)	97,982	2,503,440
Intuit, Inc.	94,831	6,288,244
Microsoft Corp.	2,420,049	80,611,832
Oracle Corp.	1,138,285	37,756,913
Red Hat, Inc. (a)	60,445	2,788,932
Salesforce.com, Inc. (a)(b)	175,098	9,089,337
Symantec Corp.	222,936	5,517,666

		162,560,372
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A	24,336	860,764
AutoNation, Inc. (a)	20,485	1,068,702
AutoZone, Inc. (a)(b)	11,336	4,792,067
Bed Bath & Beyond, Inc. (a)(b)	69,495	5,376,133
Best Buy Co., Inc.	86,196	3,232,350
CarMax, Inc. (a)(b)	71,432	3,462,309
GameStop Corp., Class A	37,377	1,855,768
Gap, Inc.	88,009	3,545,003
Home Depot, Inc.	457,341	34,689,315
L Brands, Inc.	77,706	4,747,837
Lowe’s Cos., Inc.	335,738	15,984,486
O’Reilly Automotive, Inc. (a)	34,679	4,424,694
PetSmart, Inc.	33,139	2,527,180
Ross Stores, Inc.	69,147	5,033,902
Staples, Inc.	210,728	3,087,165
Tiffany & Co.	35,102	2,689,515
TJX Cos., Inc.	228,389	12,878,856
Urban Outfitters, Inc. (a)	34,763	1,278,235

		111,534,281
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	90,053	4,910,590
Fossil Group, Inc. (a)	16,070	1,867,977
NIKE, Inc., Class B	238,728	17,341,202
PVH Corp.	26,062	3,093,299
Ralph Lauren Corp.	19,329	3,184,066
VF Corp.	28,061	5,585,542

		35,982,676
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	151,578	1,371,781
People’s United Financial, Inc.	102,719	1,477,099

		2,848,880
Tobacco — 1.6%
Altria Group, Inc.	639,845	21,978,675
Lorillard, Inc.	119,437	5,348,389
Philip Morris International, Inc.	516,749	44,745,296
Reynolds American, Inc.	101,128	4,933,024

		77,005,384
Trading Companies & Distributors — 0.2%
Fastenal Co.	87,144	4,378,986
W.W. Grainger, Inc.	19,738	5,165,632

		9,544,618
Wireless Telecommunication Services — 0.1%
Crown Castle International Corp. (a)	93,628	6,837,653
Total Long-Term Investments (Cost — $3,069,550,226) — 99.2%		4,774,087,417

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.15% (c)(d)(e)	86,950,204	86,950,204
BlackRock Cash Funds: Prime, SL Agency Shares, 0.00% (c)(d)(e)	13,040,405	13,040,405

Total Short-Term Securities (Cost — $99,990,609) — 2.1%		99,990,609
Total Investments (Cost — $3,169,540,835*) — 101.3%		4,874,078,026
Liabilities in Excess of Other Assets — (1.3)%		(62,591,223)

Net Assets — 100.0%		$4,811,486,803

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,224,551,951

Gross unrealized appreciation	$1,750,859,484
Gross unrealized depreciation	(101,333,409)

Net unrealized appreciation	$1,649,526,075

184	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
BlackRock, Inc.	16,465	24,692	(958)	40,199	$10,878,653	$162,553	$72,468
BlackRock Cash Funds:
Institutional, SL Agency Shares	132,083,169	—	(45,132,965)[1]	86,950,204	$86,950,204	$353,120	$—
BlackRock Cash Funds:
Prime, SL Agency Shares	22,497,136	—	(9,456,731)[1]	13,040,405	$13,040,405	$58,773	$—
The PNC Financial Services Group, Inc.	69,347	103,655	(3,284)	169,718	$12,296,069	$178,306	$38,571
[1] Represents net shares sold.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	NYSE	New York Stock Exchange
	REIT	Real Estate Investment Trust
	S&P	Standard and Poor’s

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
432	S&P 500 E-Mini Index	Chicago Mercantile	December 2013	USD	36,164,880	$(185,324)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	185

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$4,774,087,417	—	—	$4,774,087,417
Short-Term Securities:
Money Market Funds	99,990,609	—	—	99,990,609

Total	$4,874,078,026	—	—	$4,874,078,026

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(185,324)	—	—	$(185,324)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

186	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$8,433,000	—	—	$8,433,000
Liabilities:
Bank overdraft	—	$(392,726)	—	(392,726)
Collateral on securities loaned at value	—	(74,376,193)	—	(74,376,193)

Total	$8,433,000	$(74,768,919)	—	$(66,335,919)

There were no transfers between levels during the period ended September 30, 2013.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2013	187

Schedule of Investments September 30, 2013 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a)(b):
0.09%, 1/02/14	$100,000	$99,976,059
0.07%, 1/23/14	50,000	49,988,521
0.07%, 1/30/14	100,000	99,978,153
0.08%, 2/06/14	30,000	29,992,000
0.05%, 3/27/14	100,000	99,976,646
US Treasury Notes:
0.75%, 12/15/13	15,000	15,016,520
1.00%, 1/15/14	8,000	8,018,686
0.25%—1.75%, 1/31/14	62,525	62,780,343
1.25%, 2/15/14	15,000	15,064,534
0.25%, 2/28/14	113,700	113,744,313
0.25%, 3/31/14	75,000	75,051,317
0.25%, 4/30/14	140,747	140,843,774
0.25%, 5/31/14	9,460	9,467,804
0.63%, 7/15/14	47,170	47,343,863
0.50%, 8/15/14	25,000	25,076,002
Total US Treasury Obligations — 30.7%		892,318,535

Repurchase Agreements
Barclays Capital, Inc., 0.06%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $261,869,436, collateralized by various US Treasury obligations, 0.75% to 0.88%, due 1/31/17 to 12/31/17, par and fair value of $267,201,000 and $267,106,465, respectively)	261,869	261,869,000
Barclays Capital, Inc., 0.02%, 10/01/13 (Purchased on 9/24/13 to be repurchased at $42,800,166, collateralized by US Treasury obligations, 1.38%, due 6/30/18, par and fair value of $43,401,800 and $43,656,026, respectively)	42,800	42,800,000
Total Value of Barclays Capital, Inc. (collateral value of $310,762,491)		304,669,000
BNP Paribas Securities Corp., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $166,931,232, collateralized by US Treasury obligations, 0.63%, due 4/30/18, par and fair value of $174,772,100 and $170,269,709, respectively)	166,931	166,931,000
Total Value of BNP Paribas Securities Corp. (collateral value of $170,269,709)		166,931,000
Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.03%, 10/03/13 (Purchased on 9/26/13 to be repurchased at $30,400,177, collateralized by various US Treasury obligations, 0.50% to 8.75%, due 11/15/13 to 5/15/17, par and fair value of $28,959,400 and $31,008,100, respectively)	$30,400	$30,400,000
Citigroup Global Markets, Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $75,798,105, collateralized by various US Treasury obligations, 0.13% to 1.38%, due 4/30/15 to 9/30/18, par and fair value of $77,424,500 and $77,314,106, respectively)	75,798	75,798,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $106,816,358)	106,198,000
Credit Suisse Securities (USA) LLC, 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $25,000,035, collateralized by US Treasury obligations, 0.25%, due 10/15/15, par and fair value of $25,525,000 and $25,502,474, respectively)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $25,502,474)		25,000,000
Deutsche Bank Securities, Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $105,000,146, collateralized by US Treasury obligations, 1.50%, due 8/31/18, par and fair value of $106,303,500 and $107,100,042, respectively)	105,000	105,000,000
Deutsche Bank Securities, Inc., 0.04%, 10/02/13 (Purchased on 8/01/13 to be repurchased at $53,083,657, collateralized by various US Treasury obligations, 0.00% to 1.38%, due 11/30/15 to 2/15/39, par and fair value of $111,674,697 and $54,141,608, respectively)	53,080	53,080,000

188	TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.06%, 10/11/13 (Purchased on 7/15/13 to be repurchased at $56,608,301, collateralized by various US Treasury obligations, 0.00% to 2.00%, due 11/30/15 to 8/15/42, par and fair value of $71,996,000 and $57,732,039, respectively)	$56,600	$56,600,000
Deutsche Bank Securities, Inc., 0.05%, 12/02/13 (Purchased on 8/30/13 to be repurchased at $75,009,792, collateralized by various US Treasury obligations, 0.00% to 1.38%, due 11/30/15 to 5/15/39, par and fair value of $160,005,357 and $76,500,013, respectively)	75,000	75,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $295,473,703)		289,680,000
Goldman Sachs & Co., 0.03%, 10/30/13 (Purchased on 9/26/13 to be repurchased at $137,203,887, collateralized by various US Treasury obligations, 0.88% to 6.13%, due 1/31/18 to 11/15/27, par and fair value of $122,915,500 and $139,944,087, respectively)	137,200	137,200,000
Goldman Sachs & Co., 0.02%, 10/01/13 (Purchased on 9/24/13 to be repurchased at $30,000,117, collateralized by US Treasury obligations, 4.25%, due 11/15/14, par and fair value of $28,817,000 and $30,600,066, respectively)	30,000	30,000,000
Total Value of Goldman Sachs & Co. (collateral value of $170,544,153)		167,200,000
HSBC Securities (USA), Inc., 0.02%, 10/02/13 (Purchased on 9/25/13 to be repurchased at $169,200,658, collateralized by various US Treasury obligations, 1.88% to 2.38%, due 9/30/14 to 3/31/16, par and fair value of $167,119,000 and $172,586,655, respectively)	169,200	169,200,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $172,586,655)		169,200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 10/02/13 (Purchased on 9/25/13 to be repurchased at $30,700,119, collateralized by US Treasury obligations, 2.50%, due 6/30/17, par and fair value of $29,472,100 and $31,332,526, respectively)	30,700	30,700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $35,000,049, collateralized by US Treasury obligations, 0.88%, due 9/15/16, par and fair value of $35,435,300 and $35,700,093, respectively)	35,000	35,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $67,032,619)		65,700,000
Morgan Stanley & Co. LLC, 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $200,000,278, collateralized by various US Treasury obligations, 0.00% to 5.50%, due 11/15/13 to 8/15/28, par and fair value of $164,177,053 and $165,874,362, respectively, and cash of $37,378,116)	200,000	200,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $203,252,478)		200,000,000
RBS Securities, Inc., 0.04%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $475,000,528, collateralized by various US Treasury obligations, 0.25% to 1.50%, due 12/15/15 to 3/31/19, par and fair value of $489,445,800 and $484,500,077, respectively)	475,000	475,000,000
RBS Securities, Inc., 0.05%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $50,000,069, collateralized by various US Treasury obligations, 0.25% to 0.75%, due 12/15/15 to 2/28/18, par and fair value of $51,980,000 and $51,004,650, respectively)	50,000	50,000,000
Total Value of RBS Securities, Inc. (collateral value of $535,504,727)		525,000,000
Total Repurchase Agreements — 69.3%		2,019,578,000

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013	189

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $2,911,896,535*) — 100.0%	$2,911,896,535
Other Assets Less Liabilities — 0.0%	1,316,532

Net Assets — 100.0%	$2,913,213,067

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report. The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,911,896,535	—	$2,911,896,535

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial reporting purposes. As of September 30, 2013, cash of $968,388 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during period ended September 30, 2013.

190	TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2013

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 25, 2013